April 29, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

 RE: Midland National Life Separate Account C

        File Number 333-176870 – LiveWell Variable Annuity

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 13 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b)(4) of that Rule, we certify the amendment does not contain disclosure that would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Richard T. Choi of Carlton Fields, P.A. at 202-965-8127 or RChoi@carltonfields.com.

Sincerely,

/s/ Jason L Bradshaw

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Richard T. Choi

            Carlton Fields, P.A.

As filed with the Securities and Exchange Commission on April 29, 2019
Registration Nos. 333-176870
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	o
Post-Effective Amendment No. 13	x
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 136	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:

Brian Hansen	Richard T. Choi, Esq.
Senior Vice President, General Counsel & Secretary	Carlton Fields, P.A.
Midland National Life Insurance Company	1025 Thomas Jefferson Street, NW Suite 400 West
Sammons Financial Group	Washington, DC 20007-5208
4350 Westown Parkway
West Des Moines, IA 50266

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
x	On May 1, 2019	pursuant to paragraph (b) of Rule 485
o	60 days after filing pursuant to paragraph (a) of Rule 485
o	On	pursuant to paragraph (a) of Rule 485

Title of securities being registered:
LiveWell Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

LiveWell Variable Annuity Prospectus

May 1, 2019

An Individual Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

This prospectus describes what you should know before purchasing the LiveWell Variable Annuity Contract.  Please read this prospectus carefully and keep it for future reference.

The LiveWell Variable Annuity (the “Contract”) is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs.  The minimum initial premium for a Contract is $10,000.

The investment options available under your Contract are listed on the following pages.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of each investment option.

Replacing an existing annuity with the Contract may not be of financial benefit to you.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Distribution of the Contracts” for additional information about the compensation we pay.

A Statement of Additional Information (“SAI”) about the Contract and the Midland National Life Separate Account C, dated May 1, 2019 has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available free of charge by accessing the SEC’s Internet website (www.sec.gov) or upon request, free of charge, by writing to us at our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547 or by calling our Customer Service Center toll-free (866) 747-3421.  The table of contents of the SAI is included at the end of this prospectus and is incorporated herein by reference.  The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate your premiums to the Separate Account investment options (see Definitions) that invest in a specified mutual fund (“portfolio”).  The investment options invest in the following series funds or trusts:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	DWS Variable Insurance Portfolios	Legg Mason Partners Variable Income Trust
The Alger Portfolios	Federated Insurance Series	Lord Abbett Series Fund, Inc.
AB Variable Products Series Fund, Inc.	Fidelity® Variable Insurance Products	MFS Variable Insurance Trust
ALPS Variable Investment Trust	First Investors Life Series Funds	MFS Variable Insurance Trust II
American Century Variable Portfolios, Inc.	Franklin Templeton Variable Insurance Products Trust	MFS Variable Insurance Trust III
American Funds Insurance Series®	Guggenheim Variable Insurance Funds	Northern Lights Variable Trust
BlackRock Variable Series Funds, Inc.	Ivy Variable Insurance Portfolios	PIMCO Variable Insurance Trust
Calvert Variable Products, Inc.	Janus Aspen Series	Pioneer Variable Contracts Trust
Calvert Variable Series, Inc.	John Hancock Variable Insurance Trust	Royce Capital Fund
Columbia Funds Variable Insurance Trust	Lazard Retirement Series, Inc.	T. Rowe Price
Columbia Funds Variable Series Trust II	Legg Mason Partners Variable Equity Trust	VanEck VIP Trust

Your accumulation value in the investment options will increase or decrease based on investment performance of the mutual fund portfolios.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting our Customer Service Center at (866) 747-3421.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting the Customer Service Center at the toll-free number referenced immediately above. Your election to receive reports in paper will apply to all portfolios available under your Contract.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK.  THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The Separate Account investment options (the “subaccounts”) currently available under your Contract are:

1. AB VPS Dynamic Asset Allocation Portfolio B	41. Columbia Variable Portfolio - Seligman Global Tech Fund Class 2
2. AB VPS Small/Mid Cap Value Portfolio B	42. Columbia Variable Portfolio - US Government Mortgage Fund Class 2
3. Alger Capital Appreciation Portfolio Class S	43. DWS Alternative Asset Allocation VIP-B
4. ALPS | Alerian Energy Infrastructure Portfolio Class III	44. DWS Equity 500 Index VIP-B
5. ALPS | Red Rocks Listed Private Equity Class III	45. DWS Small Cap Index VIP-B
6. American Century VP Balanced Fund II	46. DWS Small Mid Cap Value VIP-B
7. American Century VP Income & Growth Fund II	47. Eaton Vance VT Floating-Rate Income Fund
8. American Century VP Inflation Protection Fund II	48. Federated High Income Bond II Service
9. American Century VP Mid Cap Value Fund II	49. Federated Kaufmann Fund II Service
10. American Century VP Ultra Fund II	50. Federated Managed Volatility II Service
11. American Century VP Value Fund II	51. Fidelity® VIP Contrafund® Portfolio Service Class 2
12. American Funds IS Asset Allocation Fund Class 4	52. Fidelity® VIP Emerging Markets Portfolio Service Class 2
13. American Funds IS Blue Chip Income and Growth Fund Class 4	53. Fidelity® VIP FundsManager 50% Portfolio Service Class 2
14. American Funds IS Capital Income Builder® Class 4	54. Fidelity® VIP FundsManager 70% Portfolio Service Class 2
15. American Funds IS Global Growth and Income Fund Class 4	55. Fidelity® VIP FundsManager 85% Portfolio Service Class 2
16. American Funds IS Global Growth Fund Class 4	56. Fidelity® VIP High Income Portfolio Service Class 2
17. American Funds IS Global Small Capitalization Fund Class 4	57. Fidelity® VIP Mid Cap Portfolio Service Class 2
18. American Funds IS Growth Fund Class 4	58. Fidelity® VIP Real Estate Portfolio Service Class 2
19. American Funds IS Growth-Income Fund Class 4	59. Fidelity® VIP Strategic Income Portfolio Service Class 2
20. American Funds IS International Fund Class 4	60. First Investors Life Series Covered Call Strategy
21. American Funds IS International Growth and Income Fund Class 4	61. First Investors Life Series International Fund
22. American Funds IS New World Fund® Class 4	62. First Investors Life Series Opportunity Fund
23. American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	63. First Investors Life Series Total Return Fund
24. American Funds IS Ultra-Short Bond Fund Class 4	64. Franklin Income VIP Fund Class 2
25. BlackRock Basic Value V.I. Fund Class III	65. Franklin Mutual Global Discovery VIP Fund Class 2
26. BlackRock Equity Dividend V.I. Fund Class III	66. Franklin Mutual Shares VIP Fund Class 2
27. BlackRock Global Allocation V.I. Fund Class III	67. Franklin Rising Dividends VIP Fund Class 2
28. BlackRock iShares® Dynamic Allocation V.I. Fund Class III	68. Guggenheim VIF Global Managed Futures Strategy Fund
29. BlackRock Large Cap Focus Growth V.I. Fund Class III	69. Guggenheim VIF Long Short Equity Fund
30. Calvert VP SRI Balanced Portfolio	70. Guggenheim VIF Multi-Hedge Strategies Fund
31. Calvert VP SRI Mid Cap Portfolio	71. Guggenheim VIF Small Cap Value Fund Series Q
32. ClearBridge Variable Dividend Strategy Portfolio Class II	72. Invesco Oppenheimer Discovery Mid Cap Growth/VA Service Class
33. ClearBridge Variable Large Cap Growth II	73. Invesco Oppenheimer Global Fund/VA Service Class
34. ClearBridge Variable Mid Cap Portfolio Class II	74. Invesco Oppenheimer International Growth Fund/VA Service Class
35. ClearBridge Variable Small Cap Growth Portfolio Class II	75. Invesco Oppenheimer Main Street Fund/VA Service Class
36. Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	76. Invesco Oppenheimer Main Street Small Cap Fund/VA Service Class
37. Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	77. Invesco Oppenheimer Total Return Bond Fund/VA Service Class
38. Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	78. Ivy VIP Energy
39. Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	79. Ivy VIP Global Bond
40. Columbia Variable Portfolio - Select Large-Cap Value Fund Class 2	80. Ivy VIP Growth

Separate Account investment options continued on next page.

81. Ivy VIP High Income	110. MFS VIT New Discovery Series Service Class
82. Ivy VIP International Core Equity	111. MFS VIT Utilities Series Service Class
83. Ivy VIP Mid Cap Growth	112. PIMCO VIT All Asset Portfolio Advisor Class
84. Ivy VIP Natural Resources	113. PIMCO VIT CommodityRealReturn® Strategy Portfolio Advisor Class
85. Ivy VIP Science and Technology	114. PIMCO VIT Dynamic Bond Portfolio Advisor Class
86. Ivy VIP Small Cap Core	115. PIMCO VIT Emerging Markets Bond Portfolio Advisor Class
87. Ivy VIP Small Cap Growth	116. PIMCO VIT Global Multi-Asset Managed Allocation Portfolio Advisor Class
88. Janus Henderson Balanced Portfolio Service Shares	117. PIMCO VIT High Yield Portfolio Advisor Class
89. Janus Henderson Enterprise Portfolio Service Shares	118. PIMCO VIT Income Portfolio Advisor Class
90. Janus Henderson Flexible Bond Portfolio Service Shares	119. PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class
91. Janus Henderson Global Research Portfolio Service Shares	120. PIMCO VIT Low Duration Portfolio Advisor Class
92. Janus Henderson Global Technology Portfolio Service Shares	121. PIMCO VIT Real Return Portfolio Advisor Class
93. Janus Henderson Mid Cap Value Portfolio Service Shares	122. PIMCO VIT Short-Term Portfolio Advisor Class
94. John Hancock VIT Financial Industries Trust Series II	123. PIMCO VIT Total Return Portfolio Advisor Class
95. John Hancock VIT Select Bond Trust Series II	124. Pioneer Bond VCT Portfolio Class II
96. John Hancock VIT Strategic Income Opportunities Trust Series II	125. Pioneer Equity Income VCT Portfolio Class II
97. Lazard Retirement Global-Dynamic Multi Asset Portfolio Service Shares	126. Pioneer Strategic Income VCT Portfolio Class II
98. Lazard Retirement International Equity Portfolio Service Shares	127. Power Dividend Index VIT Fund Class 1
99. Lord Abbett Series Fund Bond Debenture Portfolio VC	128. Royce Capital Fund - Small-Cap Portfolio Service Class
100. Lord Abbett Series Fund Developing Growth Portfolio VC	129. Rydex VIF S&P 500 Pure Growth Fund
101. Lord Abbett Series Fund Fundamental Equity Portfolio VC	130. T. Rowe Price Blue Chip Growth Portfolio-II
102. Lord Abbett Series Fund Short Duration Income Portfolio VC	131. T. Rowe Price Health Sciences Portfolio-II
103. MFS VIT II Blended Research Core Equity Portfolio Service Class	132. Templeton Developing Markets VIP Fund Class 2
104. MFS VIT II Corporate Bond Portfolio Service Class	133. Templeton Foreign VIP Fund Class 2
105. MFS VIT II Emerging Markets Equity Portfolio Service Class	134. Templeton Global Bond VIP Fund Class 2
106. MFS VIT II Global Tactical Allocation Portfolio Service Class	135. VanEck VIP Global Hard Assets Fund S
107. MFS VIT II International Intrinsic Value Portfolio	136. Western Asset Core Bond Plus VIT Portfolio Class II
108. MFS VIT II Technology Portfolio Service Class	137. Western Asset Variable Global High Yield Bond Portfolio Class II
109. MFS VIT III Global Real Estate Service Class

\

These investment options are open to new premiums and investment transfers.  More information, including information regarding “closed” investment options, can be found in the appendices. “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” highlights each subaccount’s investment objectives and adviser.

If you have received a summary prospectus for any of the investment options available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information, shown on the front of the portfolio’s summary prospectus.

DEFINITIONS

SUMMARY

Features of LiveWell Variable Annuity

Your “Free Look” Right

Your Accumulation Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Optional Value Endorsement

Surrenders and Partial Withdrawals

Administrative Procedures

Risk of Increases in Fees and Charges

Death Benefit

Fees and Expenses

Contract Owner Transaction Expenses

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges and Fees

Sales Charges

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Third-Party Registered Investment Adviser Fee

State Premium Taxes

Optional Value Endorsement Fee Reduction

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Other Products

Inquiries and Correspondence

Electronic Account Information

State Variations

Our Separate Account C and Its Investment Options

Amounts in Our Separate Account

We Own the Assets of Our Separate Account

Our Right to Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Premium Payments

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Your Accumulation Value

Transfers of Accumulation Value

Transfer Limitations

Surrenders and Partial Withdrawals

Systematic Withdrawals

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

Optional Value Endorsement

Free Withdrawal Amount

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Transfer Charge

Charges in the Portfolios

State Premium Taxes

Other Taxes

Optional Value Endorsement

Surrender Charges for the Optional Value Endorsement

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Non-Qualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Surrenders and Partial Withdrawals

Multiple Contracts

Withholding

Annuity Payments

Partial Annuitization

Medicare Tax

Definition of Spouse under Federal Law

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Annuity Purchases by Residents of Puerto Rico

Foreign Tax Credits

Maturity Date

Electing an Annuity Payment Option

Fixed Payment Options

Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Portfolio Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Change of Address Notification

Modification to Your Contract

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds from This Contract

Distribution of the Contracts

Regulation

Cybersecurity Risks

Legal Proceedings

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

Investment Policies of the Portfolios

Availability of the Portfolios

APPENDIX B – STATE VARIATIONS

APPENDIX C – CONDENSED FINANCIAL INFORMATION

DEFINITIONS

For your convenience, below is a glossary of the special terms we use in this prospectus.  These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment option in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts you have in the investment option(s) of our Separate Account under your in force Contract. This may also be referred to as account value.

Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant may not be changed during the annuitant’s lifetime.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from your Contract under one of the annuity payment options.  An election to annuitize your Contract may be irrevocable.  If you elect to annuitize your Contract, you will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Base Contract means the Contract without an Optional Value Endorsement (or any other optional endorsements) included.

Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each Contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.  For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).

Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period.  For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).

Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.

Customer Service Center means where you must send correspondence, service or transaction requests, and inquiries to P.O. Box 758547 Topeka, Kansas, 66675-8547 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note: Premium payments must be sent to P.O. Box 758546, Topeka, Kansas, 66675-8546. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001. This should only be used for mail delivered via a courier.

Death Benefit means the amount that we will pay to the beneficiary in the event of the death of the owner if the Contract is still in force.  The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net premiums paid on the business day that our Customer Service Center receives the required documentation in good order.

Gain means the difference, if any, between your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.

Good Order means all of the information necessary to process a transaction, as we determine in our discretion.  Transaction requests will generally be processed on the business day they are received at the Customer Service Center as long as the request is in good order. For more detailed information see “Administrative Procedures” on page 10.

Gross Premium means (1) if you do not elect an Optional Value Endorsement, your premium payment(s) before any partial withdrawals; and (2) if you do elect an Optional Value Endorsement, this means your premium payments before any partial withdrawals and any surrender charges.

Investment Option means an option or division of our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Issue Age means the age of the owner on the last birthday before the issue date.

Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.

Maturity Date means the date, specified in your Contract, on which income payments will begin.  The earliest possible maturity date is the 1st Contract anniversary at which time you may annuitize your full accumulation value.  The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.

Net Premium means (1) if you do not elect an Optional Value Endorsement, total premiums received less any reductions for partial withdrawals on a pro-rata basis; and (2) if you do elect an Optional Value Endorsement, this means total premiums received less any reductions for partial withdrawals and less applicable surrender charges on a pro-rata basis.

Owner means the person(s) or entity that is named in the application or on the latest change filed with us who is entitled to exercise all rights and privileges provided in the Contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity date, the owner will be the payee.  The beneficiary is the payee of the proceeds at the death of the Owner, if the date of death is prior to the maturity date.

Principal Office means Midland National Life Insurance Company’s principal place of business located at 4350 Westown Parkway, West Des Moines, IA  50266.  Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to our Customer Service Center.

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to us.

Remaining Premium means if you elect the Optional Value Endorsement, the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis.

Separate Account means the Midland National Life Separate Account C which receives and invests your premiums under the Contract.  Our Separate Account is divided into subaccounts.

Subaccount means an option or division of our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Surrender Value means (1) if you do not elect an Optional Value Endorsement, the Separate Account accumulation value on the date of surrender less the quarterly Contract maintenance fee and any state premium tax, if applicable; and (2) if you do elect an Optional Value Endorsement, this means the Separate Account accumulation value on the date of surrender less any applicable surrender charge,   quarterly Contract maintenance fee and any state premium tax, if applicable. This may also be referred to as cash surrender value.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.  Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

Written Notice means a notice or request submitted in a written form satisfactory to us, that is signed by the owner and received by us at our Customer Service Center in good order at P.O. Box 758547, Topeka, Kansas 66675-8547 or via fax (866) 511-7038. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

SUMMARY

In this prospectus “we,” “our,” “us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “you” and “your” mean the owner of the Contract.  We refer to the person who is covered by the Contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the Contract. The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, your Contract and the SAI for more detailed information.  The prospectus discloses all material features and benefits of the Contract. Unless otherwise indicated, the description of the Contract in this prospectus assumes that the Contract is in force.

Features of LiveWell Variable Annuity

The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”) and payment of annuity payments.  The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.

The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”).  This Contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contract” on page 15 for more detailed information.

Replacing an existing annuity with the Contract may not be of financial benefit to you.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.

This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this Contract:

•         if you are looking for a short-term investment; or

•         if you cannot risk getting back less money than you put in.

Your “Free Look” Right

You can examine the Contract and return it to us for any reason within ten (10) days after you receive it for a refund of the accumulation value (which may be more or less than the premium payments you paid), or if greater and required by your state, the original amount of your premium payment.  Longer free look periods apply in some states and in certain situations.  See “Free Look” on page 19 for more details.

Your Accumulation Value

Your accumulation value depends on:

•         the amount and frequency of premium payments,

•         the selected subaccounts’ investment experience,

•         partial withdrawals, and

•         charges and deductions.

You bear the investment risk under the Contract.  There is no minimum guaranteed accumulation value and you could lose accumulation value invested in this Contract.

Flexible Premium Payments

You may pay premiums whenever you want, prior to annuitization, and in whatever amount you want, within certain limits and subject to our ability to refuse any premiums.  The minimum initial premium for a Contract is $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month.

Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000.  Also, an initial or additional premium that would cause the contract value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval.  This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Investment Choices

You allocate your accumulation value to the investment options of our Separate Account available under this Contract.  Currently, we do not limit the maximum number of investment options. However, we reserve the right to limit the maximum number of investment options invested in at any one time.

For a full description of the investment options, see the portfolios’ prospectuses or summary prospectuses, which accompany this prospectus.  See “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” on page 44 for more information.

Each investment option pays a different investment management or advisory fee and has different operating expenses.  More detail concerning each investment options’ fees and expenses is contained in the prospectus provided by the fund company.

We allocate your premiums and investment allocations to the investment options you choose.  The value of your Contract will fluctuate daily during the accumulation period depending on the investment options you have chosen; you bear the investment risk.

Transfers

We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active dollar cost averaging (“DCA”) or automatic rebalancing programs. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law or pursuant to our agreements with the underlying portfolios.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner we deem appropriate for some, all, or specific owners.  See “Transfer Limitations” on page 21 for more information. Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other owners (and beneficiaries and portfolios).  These risks and harmful effects include:

•         dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•         an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

•         increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.

Optional Value Endorsement

If you elect the Optional 5-, 6- or 7-Year Value Endorsement, then you will be subject to a 5-, 6- or 7-year declining surrender charge for each premium payment, but in exchange we will reduce the Separate Account annual expenses by -0.10%, 0.15% or -0.20%, respectively, which is a percentage of the average daily accumulation value.  This reduces the total daily charge of the LiveWell Variable Annuity Contract when you elect the Optional Value Endorsement; see “Fees and Expenses” below.  Electing this endorsement will benefit owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.  The Optional Value Endorsement may only be elected at issue (i.e., when you first purchase the Contract). The maximum issue age for the Optional Value Endorsement is 85 (the owner’s age). For detailed information regarding this endorsement see “Optional Value Endorsement” on page 26.

Surrenders and Partial Withdrawals

You may generally withdraw all or part of your surrender value at any time, before annuity payments begin.  Withdrawals, also known as partial withdrawals, will reduce your net premium and accumulation value which will affect the death benefit on this Contract.  See “Surrenders and Partial Withdrawals” on page 22 for more information.  The amount you request (plus any surrender charge, if applicable) will be deducted from your accumulation value. We will also deduct a quarterly Contract maintenance fee, as applicable.  You may take a surrender in a lump sum or choose to elect an income through annuitization that will continue as long as you live or for some other period you elect.  See “Free Withdrawal Amount” on page 27 for more information.

If you elect the Optional Value Endorsement, then we will deduct  surrender charges for partial withdrawals or full surrenders (including annuitizations). Partial withdrawals will reduce your net premium, remaining premium and accumulation value as well as the death benefit on this Contract.  See “Surrenders and Partial Withdrawals” on page 22 for more information. We will impose applicable surrender charges on any surrender or partial withdrawal in excess of the free withdrawal amount available under the Optional Value Endorsement, (including surrenders to begin annuity payments).

If you do not elect the Optional Value Endorsement and have only the base contract, then we will not deduct surrender charges for partial withdrawals, full surrenders and annuitizations.

You may also elect a systematic withdrawal option.  See “Systematic Withdrawals” on page 24.

A partial withdrawal or surrender (including withdrawals to pay third-party investment advisers) may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  See “FEDERAL TAX STATUS” on page 32, and “Electing an Annuity Payment Option” on page 36.  Surrenders from Contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means at our Customer Service Center, subject to our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process your request at the accumulation unit value next determined after you have met all administrative requirements in good order.

Good order means that all of the information necessary to process a transaction is provided. This includes any required forms are accurately filled out and that we have all the signatures and other information we require, including written notice and proper notification, as we determine in our discretion. To the extent applicable, this information and documentation generally includes your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all owners, exactly as registered on the Contract, social security number or taxpayer I.D. and any other information or supporting documentation that we may require.  Please sign and date all of your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by us to effect the purchase.  We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good order prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

Risk of Increases in Fees and Charges

Certain fees and charges assessed against the Contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels for newly issued contracts. Fees and changes may not be changed after a contract has been issued. Note:  The fees and charges assessed under your Contract are set at the current levels in effect on the issue date and may not be changed for the life of your Contract.

Death Benefit

The LiveWell Variable Annuity Contract pays a death benefit when the owner dies before the maturity date, if the Contract is still in force.

If the owner dies on or after the maturity date, then any remaining guaranteed amounts, other than the amount payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death.  Other rules relating to distributions at death apply to Qualified Contracts.  State premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” on page 25 for more information.

Fees and Expenses

The following tables list the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses

The first set of tables list the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer accumulation value between investment options.  State premium taxes may also be deducted.

Base Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	None
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

Contract Owner Transaction Expenses with Optional Value Endorsement	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	0% to 8.0%[3]
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

1State premium tax is based on current resident state and varies by state.  If applicable in your state, it is generally payable upon full surrender, death, maturity or annuitization.

2We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.

3The maximum surrender charge will vary depending on the Optional Value Endorsement you choose at the time of application.

Periodic Charges Other Than Portfolio Expenses

The next tables list the fees and expenses that you may pay periodically during the time that you own the Contract, not including portfolio company fees and expenses. Please note that the first  table is for the base contract only (without  the Optional Value Endorsement) and the other tables are for the Contract with an Optional Value Endorsement.

Base Contract (without Optional Value Endorsement)
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Total Separate Account Annual Expenses for Base Contract	2.25%	1.35%

Contract with Optional 5-Year Value Endorsement
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.10%

Total Separate Account Annual Expenses with Optional 5-Year Value Endorsement	2.25%	1.25%

Contract with Optional 6-Year Value Endorsement
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)[3]	0.00%	-0.15%

Total Separate Account Annual Expenses with Optional 6-Year Value Endorsement	2.25%	1.20%

Contract with Optional 7-Year Value Endorsement
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.20%

Total Separate Account Annual Expenses with Optional 7-Year Value Endorsement	2.25%	1.15%

Note: Once we issue your Contract, current rates for periodic charges (including the Optional Value Endorsement Annual Expense Reduction) are guaranteed for the life of the Contract.

1Currently the annual amount is $40 and may not exceed $60. The quarterly fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender. We reserve the right to change this fee, however, it will not exceed $60 annually.  If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or full surrender, no Contract maintenance fee is charged.

The quarterly Contract maintenance fee is reflected in the examples below by a method intended to show the impact of the quarterly Contract maintenance fee that is currently assessed for Contracts with an accumulation value of less than $50,000. In the examples, the quarterly Contract maintenance fee is approximated for an “average” Contract with an initial premium of $100,000 as an annual asset charge of 0.06% (based on the maximum $60 charge) or 0.04% (based on the current $40 charge).

2This charge is a percentage of the accumulation value in each investment option.  This annual charge is deducted daily.

3The expense reduction for the 6-Year Value Endorsement is -0.20% for Contracts purchased before May 1, 2017.

For information concerning compensation paid for the sale of Contracts, see “Distribution of the Contracts” on page 40.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolios that you may pay periodically during the time you own the Contract, based on the expenses for the portfolios for the year ended December 31, 2018 (expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses).  Expenses may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolios.

Total Annual Portfolio Operating Expenses	Lowest	Highest
Range of total annual operating expenses before waivers and expense reimbursements	0.71%	2.50%
Range of total annual operating expenses after waivers and expense reimbursements	0.65%	2.10%

1The portfolio expenses used to prepare this table were provided to us by the fund company(ies). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2018. Current or future expenses may be higher or lower than those shown.

Expense Examples

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include owner transaction expenses, quarterly Contract maintenance fees, Separate Account annual expenses, and portfolio operating expenses (for the year ended December 31, 2018).

All 4 examples assume that you invest $10,000 in the Contract for the time periods indicated.  The Examples also assume that your investment has a 5% return each year.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example 1: This example assumes that the highest charges that can be imposed once the contract is issued (i.e., 1.35% separate account annual expenses and $10 quarterly contract maintenance fee), and the highest level of portfolio expenses (without waiver of fees or expenses), without the Optional Value Endorsement.

(1) If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$394	$1,193	$2,009	$4,130

(2) If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$394	$1,193	$2,009	$4,130

Example 2: The highest charges that can be imposed once the contract is issued (i.e., 1.25% separate account annual expenses and $10 quarterly contract maintenance fee); highest portfolio expenses (without waivers of fees or expenses), with the Optional 5-Year Value Endorsement.

(1)    If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,014	$1,614	$2,233	$4,045

(2)    If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$384	$1,164	$1,963	$4,045

Example 3: Current charge levels; lowest portfolio expenses (without waivers of fees or expenses), without the Optional Value Endorsement.

(1)    If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$214	$658	$1,129	$2,432

(2)    If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$214	$658	$1,129	$2,432

Example 4: Current charge levels; lowest portfolio expenses (without waivers of fees or expenses), with the Optional 5-Year Value Endorsement.

(1)    If you surrender or annuitize your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$833	$1,078	$1,348	$2,328

(2)    If you do NOT surrender your Contract:

1 Year	3 Years	5 Years	10 Years
$203	$628	$1,078	$2,328

The examples do not reflect state premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements and financial statements for the Separate Account are in the SAI.  You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling us toll-free at (866) 747-3421, faxing us at (866) 511-7038, or writing us at our Customer Service Center, Midland National Life Insurance Company,  P.O. Box 758547, Topeka, Kansas 66675-8547.

Condensed Financial Information for the investment options is in “APPENDIX C – CONDENSED FINANCIAL INFORMATION” on page 60 to this prospectus.

Charges and Fees

Sales Charges

Sales charges are not deducted from premium payments, and there are no surrender charges unless you elect the Optional Value Endorsement.  If you elect the Optional Value Endorsement, then a surrender charge of up to 8% will be assessed against those premium payments subject to a surrender charge when they are withdrawn, including surrenders and partial withdrawals to effect an annuity and systematic withdrawals. The amount of any applicable surrender charge depends on the Optional Value Endorsement you choose, and the number of Contract years between the premium payment and the withdrawal.  See “Surrender Charges for the Optional Value Endorsement” on page 29.

Mortality and Expense Risk Charge

We deduct a 1.00% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the Contract.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum. (See “Mortality and Expense Risk Charge” on page 27.)

Asset Based Administration Charge

We currently deduct an asset based administration charge of 0.35% per annum against all accumulation values held in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  (See “CHARGES, FEES AND DEDUCTIONS” on page 27.)

Quarterly Contract Maintenance Fee

In addition, we currently deduct a quarterly Contract maintenance fee of $10 from each Contract.  This fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender.  We reserve the right to increase this charge; however, it will not exceed $60 per Contract year or $15 per Contract quarter.  If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary date or at the time of a full surrender, no quarterly Contract maintenance fee is charged.  If your accumulation value ever becomes insufficient to pay this charge, then your Contract will terminate without value. (See “CHARGES, FEES AND DEDUCTIONS” on page 27.)

Third-Party Registered Investment Adviser Fee

You may elect to have a third-party registered investment adviser, in connection with allocations among the investment options. Midland National does not endorse any advisers, nor do we provide investment advice. You can request that we take withdrawals from your Contract to pay the advisory fees provided we have received documentation from you and your adviser.  Any such withdrawal may be taxable, and prior to age 59 ½ may be subject to a 10% penalty tax.  You should consult a tax adviser.  Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

State Premium Taxes

We reserve the right to deduct the amount of any state premium taxes levied by a state or any government entity from your surrender value at surrender and from your accumulation value at death, maturity or annuitization.  (See “State Premium Taxes” on page 28).

Optional Value Endorsement Fee Reduction

When you elect the Optional 5-, 6- or 7-Year Value Endorsement, you will be subject to a 5-, 6- or 7-year declining surrender charge, but in exchange we will reduce your LiveWell Variable Annuity Separate Account annual expenses by 0.10% (from 1.35% to 1.25%), 0.15% (from 1.35% to 1.20%) or 0.20% (from 1.35% to 1.15%), respectively. See “Fees and Expenses” on page 11. This reduction will lower the total fees deducted from your Separate Account accumulation value. For more detailed information see “Optional Value Endorsement” on page 26.

We reserve the right to lower the amount of this fee reduction, but in no event will the amount of the fee reduction be less than 0.00%. The amount of the fee reduction is set at the time the endorsement is elected—i.e., at Contract issue, and will remain in effect until the Contract is terminated. We will not change the amount of the fee reduction for in force Contracts.

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Because of the fees and expenses and possible loss of principal, the Contracts are not appropriate for short-term investment (especially if you elect an Optional Value Endorsement due to the surrender charge schedule).  In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans.  The tax-deferred feature of the Contract is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the Contract appropriate for their purposes.  Before purchasing a Contract for use in a qualified plan, you should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for your particular situation.

This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.  By purchasing this Contract, you represent and warrant that you are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through our Separate Account that also invest in some of the same portfolios.  These annuity contracts may have different charges and may offer different benefits.  We encourage you to carefully consider the costs and benefits of the Contract to ensure that it is consistent with your personal investment goals and needs.  To obtain more information about these annuity contracts, contact your registered representative, or call us at (866) 747-3421.

Inquiries and Correspondence

If you have any questions about your Contract or need to make changes, then contact the registered representative who sold you the Contract, or contact us at our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone : (866) 747-3421 (toll-free)

Fax : (866) 511-7038 (toll-free)

You currently may send correspondence and transaction requests to us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday  (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at our Customer Service Center and will not receive that day’s price.  The procedures we follow for facsimile requests include a written confirmation sent directly to you following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile, internet and telephone transaction privileges at any time for some or all owners.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

The procedures we follow for transactions initiated by telephone may include requirements that callers identify themselves and the owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that we believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of owner identity) when the original signed request is not sent to our Customer Service Center.  You bear those risks.

Facsimile, internet, and telephone correspondence and transaction requests may not always be available.  Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay our receipt of your request.  If you are experiencing problems, you should mail your correspondence and transaction request to our Customer Service Center.

Electronic Account Information

You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that you promptly notify us of any change in your e-mail address, in order to avoid any disruption of deliveries to you. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing us at our mailing address P.O. Box 758547, Topeka, Kansas 66675-8547 or by telephone at (866) 747-3421.

State Variations

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in your state.  See your Contract for specific variations since any such variations will be included in your Contract or endorsements attached to your Contract.  See your registered representative or contact our Customer Service Center for additional information that may be applicable to your state. For more information see “APPENDIX B – STATE VARIATIONS” on page 58. All material state variations are disclosed in Appendix B to this prospectus.

Our Separate Account C and Its Investment Options

The Separate Account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund.  You may allocate part or all of your premiums to any of the investment options of our Separate Account available under this Contract (some restrictions may apply).

You will find information about the portfolios currently available under your Contract in “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS”.  Appendix A includes information about investment objectives and advisers. Appendix A also includes information about “closed” investment options.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information.  You should read the portfolios’ prospectuses carefully before investing, allocating or transferring money to any portfolio.  You can receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting your registered representative or by calling our Customer Service Center at (866) 747-3421 or writing to our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547.

The portfolios, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the fees disclosed in the portfolios’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each portfolio.  owners, through their indirect investment in the portfolios, bear the costs of these fees.  The amount of these payments may be substantial, may vary between portfolios, and generally are based on a percentage of the assets in the portfolios that are attributable to the Contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, issuing, marketing, and administering the Contracts, and, that we incur in our role as intermediary, in promoting and marketing the portfolios.  Midland National and its affiliates may profit from these payments.

Amounts in Our Separate Account

The amount you have in each investment option is represented by the value of the accumulation units.  The value you have in an investment option is the accumulation unit value times the number of accumulation units credited to you.  Amounts allocated, transferred or added to the investment options are used to purchase accumulation units.  Accumulation units of an investment option are purchased when you allocate premiums or transfer amounts to that option.  Accumulation units are sold or redeemed when you make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when the owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, we will use the unit value on the next business day.  The number of accumulation units credited to you will not vary because of changes in accumulation unit values.

The accumulation units of each investment option have different accumulation unit values.  We determine accumulation unit values for the investment options at the end of each business day.  The accumulation unit value for each investment option is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios.  Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the portfolios’ expenses.  The accumulation unit values also reflect the daily asset charges we deduct from our Separate Account currently at an effective annual rate of 1.35% or (1.15% (7-year), 1.20% (6-year) or 1.25% (5-year) when the Optional Value Endorsement is elected) of the accumulation value in the Separate Account.  Additional information about the accumulation unit values is contained in the SAI.

We Own the Assets of Our Separate Account

We own the assets of our Separate Account and use them to support your Contract and other variable annuity contracts.  We may permit charges owed to us to stay in the Separate Account.  Thus, we may also participate proportionately in the Separate Account.  These accumulated amounts belong to us and we may transfer them from the Separate Account to our general account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of our other business.  The obligations under the Contracts are our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses.  Under certain unlikely circumstances, one investment option of the Separate Account may be liable for claims relating to the operations of another investment option.

Our Right to Change How We Operate Our Separate Account

We have the right to modify how we operate the Separate Account.  In making any changes, we may not seek approval of owners (unless approval is required by law).  We have the right to:

•         add investment options to, or remove investment options from our Separate Account;

•         combine two or more investment options within our Separate Account;

•         withdraw assets relating to our variable annuities from one investment option and put them into another;

•         eliminate a portfolio’s shares and substitute shares of another portfolio or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, we would first seek approval from the Securities and Exchange Commission and the insurance regulator where the Contract is delivered;

•         end the registration of our Separate Account under the Investment Company Act of 1940;

•         operate our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•         operate our Separate Account or one or more of the investment options in any other form the law allows, including a form that allows us to  make direct investments.  In addition, we may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change to any investment option, then you will be notified.  We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if you do not give us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to a Money Market Fund  investment option.

If you are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from us, your accumulation value invested in such investment option will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment option in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future transfers or premium payments.

You may want to transfer the amount in that investment option as a result of changes we have made.  If you do wish to transfer the amount you have in that investment option to another investment option of our Separate Account, then you may do so, without charge, by writing to our Customer Service Center.  At the same time, you may also change how your premiums are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000.  The sale must take place through a representative who is licensed, registered and authorized to sell the Contract.  The maximum issue age for the Contract is 90 (the owner’s age).

If your application is complete and in good order (see “Administrative Procedures” on page 10), then we will accept or reject it within two business days of receipt.  If the application is incomplete, then we will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then we will inform you of the reason for the delay and the premium payment will be returned immediately unless you let us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of our general account) until your Contract is issued or your premium is refunded.  While your premium is in that account, your premium is not protected from claims of our general creditors.

We will allocate your initial premium payment according to your instructions if we receive it or accept your application (whichever is later) at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with your premium payment at the unit value determined at the close of that valuation period.  If we receive your initial premium payment or accept your application (whichever is later) after the close of regular trading on the New York Stock Exchange, we will credit accumulation units at the unit value determined at the close of the next valuation period.

There may be delays in our receipt of applications that are outside of our control because of the failure of the selling registered representative to forward the application to us promptly, or because of delays in their broker dealer determining that the Contract is suitable for you.  Any such delays will affect when your Contract can be issued and when your premium payment is allocated among investment options of our Separate Account.

We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect your investment performance and accumulation value.  To obtain more information about these other contracts, contact our Customer Service Center.

Free Look

You may cancel your Contract within your ten (10) day Free Look period.  We deem the Free Look period to expire 10 days after you have received your Contract.  Some states and situations may require a longer Free Look period.  To cancel your Contract, you need to return your Contract and any other documentation that we may require, in good order, to the registered representative who sold it to you or to our Customer Service Center.  If you cancel your Contract, then we will return:

•         The accumulation value (which may be more or less than the premium payments you paid), or

•         If greater and required by your state, your premiums minus any partial withdrawals.

Tax-Free “Section 1035” Exchanges

You can generally exchange one non-qualified annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, you should compare both annuities carefully.  Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, there may be a surrender charge on this Contract,  and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you purchase the Contract in exchange for an existing annuity contract from another company, we may not receive your premium payment from the other company for a substantial period of time after you sign the application and send it to us, and we cannot credit your premium to the Contract until we receive it. You should consult with and rely upon a tax adviser if you are considering a contract exchange.

Premium Payments

You can make additional premium payments at any time prior to annuitization and in whatever amount you want, within certain limits and subject to our right to refuse any premiums. Your initial investment must be at least $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, we will also accept additional payments via automatic bank draft in amounts of $100 or more per month.  Unless you receive approval from us, the maximum amount of premium you can pay into this Contract prior to the maturity date is $2,000,000.  In addition, an initial or additional premium that would cause the accumulation value or total value of all annuities that you maintain with Midland National to exceed $5,000,000 requires our prior approval.  This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Premium payments will be credited as of the end of the valuation period in which they are received by us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders).  We reserve the right to accept or reject any premium payment or form of payment. If we exercise our right to reject and/or place limitations on the acceptance and allocation of additional premiums, you may be unable or limited in your ability to increase your accumulation value through additional premiums, which, in turn, will affect the amounts that may be applied to an annuity payout option or toward any death benefit paid.

The mailing address to send premium payments to us is: Midland National Life Insurance Company, P.O. Box 758546, Topeka, Kansas 66675-8546.

Allocation of Premium Payments

You will specify your desired premium allocation on the Contract’s application form.  Your instructions in your application will dictate how to allocate your premiums.  Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in your application will apply to all other premiums you pay, unless you change subsequent premium allocations by providing us with written instructions.  We reserve the right to limit the number of investment options in which you can allocate your premiums or accumulation value.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of your premiums by writing to our Customer Service Center and telling us what changes you wish to make.  We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date we receive your request at our Customer Service Center.  Changing your allocation instructions will not change the way your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless you specify otherwise.  (See “Dollar Cost Averaging” on page 24).

Your Accumulation Value

Your accumulation value is the sum of your amounts in the various investment options.  Your accumulation value will vary daily to reflect the investment performance of the investment option(s) you select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract.   Transaction charges are made on the effective date of the transaction.  Charges against our Separate Account are reflected daily.

There is no guaranteed minimum accumulation value for amounts allocated to the investment options of our Separate Account.  You bear the investment risk.  An investment option’s performance will cause your accumulation value to go up or down each valuation period.

Transfers of Accumulation Value

You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted.  The minimum transfer amount is $100 or 100% of the investment option if less than $100.  The minimum amount does not have to come from or be transferred to just one investment option.  The only requirement is that the total amount transferred that day equals the transfer minimum.

Completed transfer requests received at our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation period.  If we receive your completed transfer request in good order after the close of a valuation period, we will process the transfer request at the unit value determined at the close of the next valuation period.

For information regarding telephone or facsimile requests, see “Inquiries and Correspondence” on page 16.  Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds from This Contract” on page 40. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner we deem appropriate for some, all or specific owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect our owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the Separate Account that may adversely affect other owners or portfolio shareholders.

More specifically, currently our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading.  We currently define excessive trading as:

•         More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”.  Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.

•         Six round-trips involving the same investment option within a twelve month period.

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  We will review those transfers (and other transfers in the same Contract) to determine if, in our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if we believe that the activity is potentially harmful, we will suspend that Contract’s transfer privileges and we will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days.  We will attempt to inform the owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days.  If we do not succeed in reaching the owner or registered representative by phone, we will send a letter by first class mail to the owner’s address of record.

We reserve the right to apply our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by us or other insurance companies.  Therefore, if you allocate premiums or your accumulation value to this type of investment option, you may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.  For a complete description of each portfolios’ trading policies, review each portfolios’ prospectus.

In addition to our own market timing procedures, managers of the investment portfolios might contact us if they believe or suspect that there is market timing or other potentially harmful trading, and if so we will take appropriate action to protect others.  In particular, we may, and we reserve the right to, reverse a potentially harmful transfer.  If so, we will inform the owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, we reserve the right to delay or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, we will attempt to contact you by telephone for further instructions.  If we are unable to contact you within 5 business days after We have been advised that your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option.  You should also be aware that as required by Rule 22c-2 under the 1940 Act, We have entered into information sharing agreements with each of the fund companies whose portfolios are offered through the Contract.  Trading information of an owner is shared under these agreements as necessary for the fund companies to monitor portfolio trading and may include personal contract information, including names and social security numbers or other tax identification numbers.  As a result of this information sharing, a fund company may direct us to restrict an owner’s transactions if the fund company determines that the owner has violated the portfolio’s excessive/frequent trading policy.  This could include the fund company directing us to reject any allocations of premium or Contract value to the portfolio or all portfolios within the fund family.  We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as we deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change our parameters to monitor for a different number of transfers with different time periods, and we may include other factors such as the size of transfers made by owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity.  We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).

We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain investment options than others.  We may not always apply these detection methods to investment options investing in portfolios that, in our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.  Currently, We do not intend to apply these frequent trading detection methods or restrictions to portfolios that are open for frequent transfers, indicated by an “*” in the list shown on page 2 of this prospectus.

We reserve the right to place restrictions on the methods of implementing transfers for all owners that we believe might otherwise engage in trading activity that is harmful to others.  For example, we might only accept transfers by original “wet” owner signature conveyed through the U.S. mail (that is, we can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit our ability to restrict or deter harmful transfers.  Furthermore, the identification of owners determined to be engaged in transfer activity that may adversely affect other owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite our best efforts, we cannot guarantee that our Market Timing Procedures will detect every potential market timer. Some market timers may get through our controls undetected and may cause dilution in unit value to others. We apply our Market Timing Procedures consistently to all owners without special arrangement, waiver, or exception.  We may vary our Market Timing Procedures among our other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, we cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders and Partial Withdrawals

You may withdraw all or part of your surrender value by sending us a written request at our Customer Service Center in good order.  The surrender value is the Separate Account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if you elect one of the Optional Value Endorsements. In some states a state premium tax charge may also be deducted.  Surrenders may be restricted by a retirement plan under which you are covered.  Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce your accumulation value to less than $500.  If a partial withdrawal results in your accumulation value becoming less than $500, then the entire surrender value must be withdrawn.  A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, you must send in your Contract with your surrender request or sign a lost contract statement.

You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by our Customer Service Center. You will be required to verify personally identifiable information at the time you request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.

Telephone authorization will remain in effect until we receive written notification from you to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call our Customer Service Center with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.

Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid.  In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.

Completed surrender or partial withdrawal requests received in good order at our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If we receive your completed surrender or partial withdrawal request in good order after the close of a valuation period, we will process the surrender request at the unit value determined at the close of the next valuation period.

We will generally pay the surrender or partial withdrawal amount from the Separate Account within seven days after we receive a properly completed surrender or partial withdrawal request in good order.  See “Administrative Procedures” on page 10. We may defer payment for more than seven days when:

•         trading on the New York Stock Exchange is restricted as defined by the SEC;

•         the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•         an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;

•         for such other periods as the SEC may by order permit for the protection of owners; or

•         your premium check has not cleared your bank.

See “When We Pay Proceeds from This Contract” on page 40.

If we defer payment for 30 or more days, then during the period of deferment, we will pay interest at the rate required by the jurisdiction in which this Contract is delivered.

Unless you specify otherwise, your partial withdrawal will be deducted from all investment options in the same proportion as your accumulation value bears to each investment option.

Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” on page 32.

Systematic Withdrawals

The systematic withdrawal feature allows you to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed service form to our Customer Service Center.  You may designate the systematic withdrawal amount and the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See your Contract for details on systematic withdrawal options and when each begins.

If you have elected the Optional 5-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 5 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 27 for more information.

If you have elected the Optional 6-Year Value Endorsement, then a surrender charge of up to 7% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. The surrender charge is assessed in the first 6 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 27 for more information.

If you have elected the Optional 7-Year Value Endorsement, then a surrender charge of up to 8% (in excess of the free withdrawal amount) will be assessed. The surrender charge is based on the withdrawal amount and the amount of time that has elapsed since each payment. A surrender charge is assessed in the first 8 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 27 for more information.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then we will process your withdrawal at the unit value determined at the close of the next valuation period.  The deduction caused by the systematic withdrawal will be allocated proportionately to your accumulation value in the investment options.

You can stop or modify the systematic withdrawals by sending us a written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100.  Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.  Upon payment, we reduce your accumulation value by an amount equal to the payment proceeds.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.

To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in your Contract and in the application for the program.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables you to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. your accumulation value must be at least $10,000 to initiate the DCA program.  The minimum monthly amount to be transferred using DCA is $100.

This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets.

Only one active DCA program is allowed at a time.  You must complete the proper request form and send it (in good order) to our Customer Service Center, and there must be a sufficient amount in the DCA source account.  The  source account must have a minimum of $1200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.   The DCA request form will specify:

•         the DCA source account from which transfers will be made,

•         the total monthly amount to be transferred to the other investment options, and

•         how that monthly amount is to be allocated among the investment options.

Once you elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions.  Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless you specify otherwise.  All amounts in the DCA source account will be available for transfer under the DCA program.

If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month.  If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received.  DCA will not begin until the end of the free look period.

You may stop the DCA program at any time by sending us written notice.  We reserve the right to end the DCA program by sending you one month’s notice.  You may not elect a DCA program with the Portfolio Rebalancing option.

We do not charge any specific fees for you to participate in a DCA program.

Portfolio Rebalancing

The Portfolio Rebalancing program allows owners to have us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.  The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If you elect this option, then on the Contract anniversary date, we will transfer the amounts needed to “rebalance” the accumulation value to your specified percentages.  Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.

Portfolio rebalancing will remain in effect until we receive your written termination request.  We reserve the right to end the portfolio rebalancing program by sending you one month’s notice.  Contact us at our Customer Service Center to elect the portfolio rebalancing program.

There is no charge for portfolio rebalancing transfers.

Death Benefit

If the owner dies before the maturity date and while the Contract is still in force, we will pay the death benefit to the beneficiary once we receive (at our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.  Once you choose a Death Benefit, you cannot change it.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving  spouse may choose to treat the Contract as his/her own Contract. If your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net premiums paid on the business day that our Customer Service Center receives a complete death benefit claim, which includes all of the following in good order: (a) proof of death acceptable to us, (b) an election of how the death benefit is to be paid, and (c) any other documents or forms that we require. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date we receive an election of how that beneficiary’s portion of the death benefit  is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law.

After the date on which we receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.

If the owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.

If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.

If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult your registered representative if you have questions.  State premium taxes may be deducted from the death benefit proceeds.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the owner last resided, as shown on our books and records, or to our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim the death benefit with the proper documentation.  To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.  Such updates should be communicated in writing, by telephone, or other approved electronic means at our Customer Service Center.

Optional Value Endorsement

If you elect the Optional 5-, 6- or 7-Year Value Endorsement on your application, you elect to add a 5-, 6- or 7-year surrender charge period (the number of years the surrender charge remains in effect as applied to each premium payment).  In exchange for a 5-, 6- or 7-year declining surrender charge for each premium payment, we will reduce the Separate Account annual expenses by 0.10% (5-year), 0.15% (6-year) or 0.20% (7-year) which is a percentage of the average daily accumulation value. See “Fees and Expenses” on page 11. This reduction will lower the total fees deducted from your Separate Account accumulation value. Electing this endorsement will benefit owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.

We reserve the right to lower the amount of this fee reduction, but in no event will the amount of the fee reduction be less than 0.00%. The amount of the fee reduction is set at the time the endorsement is elected—i.e., at Contract issue, and will remain in effect until the Contract is terminated. We will not change the amount of the fee reduction for in force Contracts.

You can only elect this endorsement when you purchase the Contract, (on your application). Once the endorsement is elected you cannot terminate the endorsement. The maximum issue age for the Optional Value Endorsement is 85 (the owner’s age).

The surrender charge schedules for the Optional Value Endorsement are as follows:

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal  less than or equal to the free withdrawal amount.

Free Withdrawal Amount

Even if you elect an Optional Value Endorsement you may withdraw up to 10% of your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge. We will allow the free withdrawal amount to be taken in multiple withdrawals each Contract year.  The free withdrawal amount is determined at the beginning of each Contract year on the Contract anniversary. If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. See “FEDERAL TAX STATUS” on page 32.

Please note: Owners who have the base contract only (without an Optional Value Endorsement) can make withdrawals at any time in any amount without imposition of a surrender charge.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

If the total withdrawals exceed the free withdrawal amount, then surrender charges are applied on the withdrawal amount in excess of the free withdrawal amount. Before taking a withdrawal, you should consult a tax advisor to consider the tax consequences of a withdrawal on your variable annuity contract. See “FEDERAL TAX STATUS” on page 32.

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks currently at an effective annual rate to 1.00% of the accumulation value in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum.  The investment option’s accumulation unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose including paying distribution expenses.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

The mortality risk we bear arises, in part, from our obligation to make monthly annuity payments regardless of how long the annuitant or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in your Contract.  This assures you that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur.

Asset Based Administration Charge

We currently deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  We deduct this charge proportionally from each investment option.  This charge is for our record keeping and other expenses incurred in maintaining the Contracts.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

Quarterly Contract Maintenance Fee

We deduct a quarterly Contract maintenance fee of $10.  This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrender.  We reserve the right to increase this charge; however, it will not exceed $15 per Contract quarter.  If your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or at full surrender, no quarterly Contract maintenance fee is charged.  If your accumulation value ever becomes insufficient to pay this charge, then your Contract will terminate without value.

Transfer Charge

We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. By current company practice we do not assess this charge. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

Charges in the Portfolios

The fund companies charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.

In addition, certain investment options may impose liquidity fees and redemption fees on certain transactions (pursuant to SEC rules 2a-7 and 22c-2 under the Investment Company Act of 1940). Any such fees will be passed through and charged to the applicable owners.

State Premium Taxes

Midland National reserves the right to deduct premium taxes from your surrender value at full surrender, death, maturity or annuitization a charge for any state premium taxes levied by a state or any other government entity.  State premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on your current residence state.  This range is subject to change.  The states currently participating in this premium tax practice are California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, we do not make any charges to the Separate Account for any federal, state, or local taxes (other than state premium taxes) that we incur which may be attributable to such Separate Account or to the Contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

Optional Value Endorsement

If you elect the Optional 5-, 6- or 7-Year Value Endorsement,  we will reduce your LiveWell Variable Annuity Separate Account annual expenses by 0.10% (5-year from 1.35% per year to 1.25%), 0.15% (6-year from 1.35% per year to 1.20%) or 0.20% (7-year from 1.35% per year to 1.15%) in exchange for a 5-, 6- or 7-year declining surrender charge.  See “Fees and Expenses” on page  11. This reduction will lower the total fees deducted from your total Separate Account accumulation value. For more detailed information see “Optional Value Endorsement” on page 26.

We reserve the right to lower the amount of this fee reduction, but in no event will the amount of the fee reduction be less than 0.00%. The amount of the fee reduction is set at the time the endorsement is elected—i.e., at Contract issue, and will remain in effect until the Contract is terminated. We will not change the amount of the fee reduction for in force Contracts.

Surrender Charges for the Optional Value Endorsement

If you elect the Optional Value Endorsement, we will deduct applicable surrender charges from any surrender or partial withdrawal of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free withdrawal amount.  This charge partially reimburses us for the costs of selling and distributing this Contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from our surplus that may be, in part, derived from mortality and expense risk charges (described above).

The surrender charge will be based on the length of time between premium payments and partial withdrawals or surrender.  When determining the applicable surrender charge, the amount subject to a surrender charge will be deducted from premium payments on a First-In, First-Out (FIFO) basis. When calculating surrender charges, earnings are defined as the excess of the accumulation value over the sum of remaining premiums. Any withdrawals will be allocated to remaining premiums first on a FIFO basis and second to earnings, if any.  In determining what the surrender charge is, we do not include earnings, although the actual withdrawal to pay it may come from earnings.

For purposes of calculating surrender charges, we assume that surrenders and partial withdrawals are made in the following order:

1)      First from premium payments no longer subject to a surrender charge;

2)      Then from the free withdrawal amount on a FIFO basis;

3)      Then from premium payments subject to a surrender charge on a FIFO basis; and

4)      Earnings, if any.

The length of time between each premium payment and surrender or withdrawal determines the amount of the surrender charge applied to that respective premium payment.  Premium payments are considered withdrawn in the order that they were received.

The surrender charge schedule for the Optional Value Endorsements are as follows:

Length of Time From Each Premium Payment (Number of Years)	5-Year Value Endorsement (As a Percentage of Premium Withdrawn)	6-Year Value Endorsement (As a Percentage of Premium Withdrawn)	7-Year Value Endorsement (As a Percentage of Premium Withdrawn)
0	7%	7%	8%
1	6%	6%	7%
2	5%	5%	6%
3	4%	4%	5%
4	3%	3%	4%
5	0%	2%	3%
6	0%	0%	2%
7+	0%	0%	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal less than or equal to the free withdrawal amount.

The surrender value cannot be greater than the accumulation value, but in no event will it be less than the minimum required by the laws of the state in which this Contract is delivered. At the time of withdrawal, if your accumulation value is less than your remaining premium, the surrender charge will still be assessed (measured by) against the full remaining premium  amount.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

The following examples are provided to help you better understand how the surrender charges are assessed to premium payments with the Optional Value Endorsement.

Example 1: A Contract with the Optional Value Endorsement with a single premium of $100,000, no additional premium payments and there are no partial withdrawals taken. In this example, the $10,000 shown in the calculations below is the free withdrawal amount.  The surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column)  is given in the second column of the table below.

Length of Time From Premium Payment to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5+	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5 – 6	($100,000 - $10,000) * 2% = $1,800
6 +	($100,000 - $10,000) * 0% = $0

Length of Time From Premium Payment to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $10,000) * 5% = $4,500
4 – 5	($100,000 - $10,000) * 4% = $3,600
5 – 6	($100,000 - $10,000) * 3% = $2,700
6 – 7	($100,000 - $10,000) * 2% = $1,800
7 +	($100,000 - $10,000) * 0% = $0

Please note that these surrender charges apply even if the accumulation value has declined to less than premium of $100,000 due to poor investment performance (and fees and expenses), since the charge is a percentage of the premium deemed withdrawn, not a percentage of the accumulation value withdrawn.

Example 2: A Contract with the Optional Value Endorsement with an initial premium of $100,000.  An additional premium of $50,000 is made on the 3nd Contract anniversary.  If there are no additional premiums beyond the two premiums stated, and there are no partial withdrawals taken, then the surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column), is given in the second column of the table below.

Length of Time From Contract Issue to Full Surrender (Number of Years)	5-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000) * 0% + ($50,000 - $5,000) * 5% = $2,250
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $2,000
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,500
8+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	6-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
9+	($100,000) * 0% + ($50,000) * 0% = $0

Length of Time From Contract Issue to Full Surrender (Number of Years)	7-Year Value Endorsement Surrender Charge
Less than one	($100,000 - $10,000) * 8% = $7,200
1 – 2	($100,000 - $10,000) * 7% = $6,300
2 – 3	($100,000 - $10,000) * 6% = $5,400
3 – 4	($100,000 - $15,000) * 5% + ($50,000 - $0) * 8% = $8,250
4 – 5	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
5 – 6	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
6 – 7	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
9 - 10	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
10+	($100,000) * 0% + ($50,000) * 0% = $0

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract.  You should consult your own tax advisor about your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally you will not be taxed on the gain, if any, on the money held in your annuity contract until you take the money out.  This is referred to as tax deferral.  There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your Contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts

If you invest in a variable annuity as part of an individual retirement plan, your annuity is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•         Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity.  Distributions from an IRA are generally subject to tax and, if made before age 59½, may be subject to a 10% penalty tax.

•         Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Distributions that are rolled over to another IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit.  This limit does not apply to direct trustee-to-trustee transfers or conversions of an IRA to a Roth IRA.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If you are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon your tax advisor before electing this option.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders and Partial Withdrawals

If you make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from your premium payments.  When you make a partial withdrawal, you are taxed on the amount of the surrender that is gain.  If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceed the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Withdrawals from Non-Qualified Contracts to pay third party registered investment advisor fees are treated as taxable withdrawals.  Different rules apply for annuity payments and under Qualified Contracts.  See “Annuity Payments” below.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of your non-deductible premium payments.  In many cases, the “investment in the contract” under a Qualified Contract can be zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:

•         paid on or after the taxpayer reaches age 59½;

•         paid after an owner dies;

•         paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•         paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•         paid under an immediate maturity; or

•         which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for your federal income tax liability.  The withholding rate varies according to the type of distribution and your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If, after annuitization , annuity payments stop because an annuitant  has died, the excess (if any) of the “investment in the contract” as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last taxable year.

Partial Annuitization

If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.  None of the payment options under the Contract are intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Medicare Tax

Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the Medicare tax on investment income.  Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts.   Please consult a tax advisor for more information.

Definition of Spouse under Federal Law

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit.  All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages  recognized under state law will be recognized for federal law purposes.  Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Consult a tax advisor for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons.  Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner is a non-natural person) or an owner. Generally, such amounts should be includable in the income of the recipient:

•         if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•         if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Transfers of Non-Qualified Contracts for less than full and adequate consideration to the owner at the time of such transfer, will trigger taxable income on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the owner’s income.  This provision does not apply to transfers between spouses or transfers incident to a divorce.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the Contract.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.  Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Maturity Date

The maturity date is the date on which income payments will begin under the annuity option you have selected.  The earliest possible maturity date under the Contract is the 1st Contract anniversary at which time you may annuitize your full accumulation value (less any state premium taxes).  The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.  You may change the maturity date to an earlier Contract anniversary by sending written notice to our Customer Service Center.  We must receive your written notice at least 30 days prior to the original maturity date. The selection of a maturity date at the annuitant’s advanced age could have tax consequences so you should consult a tax adviser.

If you have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date you may:

1.       take the accumulation value, less any state premium tax and any surrender charge, in one lump sum, or

2.       convert the accumulation value, less any state premium tax and any surrender charge,  into an annuity payable to the payee under one of the payment options as described below.

Electing an Annuity Payment Option

You may apply the proceeds of a surrender to affect an annuity payment option.  Unless you choose otherwise, on the maturity date your accumulation value (less any state premium taxes and any surrender charge) will be applied to a 10 year certain and life fixed annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.

Only fixed payment options are available. Variable payment options are not available under this Contract. Fixed payment options are obligations of the insurer’s general account and are subject to the insurer’s claims-paying ability.

Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240.  We reserve the right to change the payment frequency so that payments are at least $100.

The annuitant’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number.  For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that we would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to our rules at the time of selection.  We must approve any arrangements that involve a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to our rules at the time the arrangements take effect.  This includes:

•         rules on the minimum amount we will pay under an option;

•         minimum amounts for installment payments, surrender or commutation rights (your rights to receive payments over time, for which we may offer you a lump sum payment);

•         the naming of people who are entitled to receive payment and their beneficiaries; and

•         the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

If your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment option.  The accumulation value (less any state premium taxes and any surrender charge) as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 1.00% a year.  We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Payment Options

The following four payout options are available:

1.       Income for Specified Period: We pay installments for a specified period of 5 to 20 years.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at our discretion). This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract. However, by current company practice we may offer other options.

2.       Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted.  The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.

3.       Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

a.       Life Annuity: We will pay monthly income for life.  With a life annuity payment option, payments will only be made as long as the annuitant is alive.  Therefore, if the annuitant dies after the first payment, then only one payment will be made.

b.       Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice we may offer other options.

4.       Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old at the time of the first monthly payment.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal Office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Please note all inquiries, correspondence and premium payments should be sent to our Customer Service Center.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of our general account to our owners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if our General Account assets cannot be readily converted into cash to meet obligations to our owners or to provide collateral necessary to finance our business operations.

We encourage both existing and prospective owners to read and understand our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to us at our Customer Service Center, calling us at (866) 747-3421, or faxing us at (866) 511-7038.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

Portfolio Voting Rights

We invest the assets of our Separate Account investment options in shares of the portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, we may vote:

•         to elect the Funds’ or Trust’s Board of Directors/Trustees,

•         to ratify the selection of independent auditors for the portfolios,

•         on any other matters described in the portfolios’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•         in some cases, to change the investment objectives and contracts.

Even though we own the shares, we may give you the opportunity to tell us how to vote the number of shares that are allocated to your Contract.

The funds companies will determine if and how often shareholder meetings are held.  As we receive notice of these meetings, we will ask for your voting instructions.  The portfolios are not required to and generally do not hold a meeting in any given year.

If we do not receive instructions in time from all owners, then we currently intend to vote those shares in the same proportion as we vote shares for which we have received instructions in that portfolio.  We currently intend to vote any portfolio shares that we alone are entitled to vote in the same proportions that owners vote. The effect of this proportional voting is that a small number of owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the portfolio in our own right or to restrict owner voting, then we may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the portfolios in which your accumulation value has been invested.  We determine your voting shares in each investment option by dividing the amount of your accumulation value allocated to that investment option by the net asset value of one share of the corresponding portfolio. This is determined as of the record date set by the Fund’s/Trust’s Board of Directors/Trustees for the shareholders meeting.

If you have a voting interest, then we will provide you proxy material and a form for giving us voting instructions.  In certain cases, we may disregard instructions relating to changes in the portfolio’s adviser or the investment adviser contracts of the portfolios.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the portfolios to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each Fund’s/Trust’s Board of Directors/Trustees will monitor events to identify conflicts that may arise and determine appropriate action.  If we disagree with any portfolio action, then we will see that appropriate action is taken to protect our owners.  If we ever believe that any of the portfolios are so large as to materially impair its investment performance, then we will examine other investment options.

Our Reports to Owners

We send you a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation value, surrender value, and the death benefit as of the end of the calendar quarter.  The report will also show the allocation of your accumulation value and reflects amounts deducted from or added to the accumulation value since the last report.

Confirmation notices will be sent to you for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions within 5 business days of processing.

You have 30 days to notify our Customer Service Center of any errors or discrepancies. You must notify us of any errors within 30 days of the reporting. We will review and potentially correct any errors. In the absence of such notice, you shall be deemed to have accepted the reported transaction(s) and relieved us of any related claim or liability.

We also currently intend to send you semi-annual reports with financial information on the portfolios.

Contract Periods, Anniversaries

We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on your Contract’s information page.  Each Contract month, Contract quarter and Contract year begins on the same day in each month, quarter and year respectively.  For this purpose, if that date is not a calendar date in every month, then we look forward to the first day of the next calendar month.

Dividends

We do not pay any dividends on the variable annuity Contract described in this prospectus.

Change of Address Notification

To protect you from fraud and theft, we may verify any changes in address you request by sending a confirmation of the change to both your old and new addresses.  We may also call you to verify the change of address.

Modification to Your Contract

Upon notice to you, we may modify your Contract to:

(a)    permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

(b)    assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c)    reflect a change in the operation of the Separate Account; or

(d)    provide additional investment options.

In the event of such modifications, we will make an appropriate endorsement to the Contract.

Your Beneficiary

You name your beneficiary in your Contract application.  The beneficiary is entitled to the death benefit of the Contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change a revocable beneficiary during the owner’s lifetime.  We must receive written notice (signed and dated) informing us of the change.  Upon receipt and acceptance at our Customer Service Center, a change takes effect as of the date that the written notice is recorded by us.  We will not be liable for any payment made before we receive and accept the written notice.  If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the owner dies, then we will pay the death benefit to the owner’s estate.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.

Assigning Your Contract

You may assign your rights in a Non-Qualified Contract.  You must send a copy of the assignment to our Customer Service Center.  The assignment does not take effect until we accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment we make or any action we take before we record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds from This Contract

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at our Customer Service Center.

We may delay payment or transfers for one or more of the following reasons:

•         We cannot determine the amount of the payment,

•         the New York Stock Exchange is closed,

•         trading in securities has been restricted by the SEC,

•         an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option,

•         The SEC by order permits us to delay payment to protect our owners, or

•         Your premium check(s) have not cleared your bank.

If, pursuant to SEC rules, any portfolio suspends payment of redemption proceeds including, in the case of a money market fund investment option, in connection with liquidation of the underlying portfolio or as a result of portfolio liquidity levels then we will delay payment of any transfer (including a transfer under a DCA program), partial withdrawal, surrender, or death benefit from the corresponding investment option until the suspension of redemptions is lifted or the portfolio pays redemption proceeds.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner’s account.  If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments.  If a Contract or investment option is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate federal regulator.  We may also be required to provide information about you and your Contract to the government agencies and departments.

Distribution of the Contracts

We have entered into a distribution agreement with our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the Contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the Contracts.  We pay commissions to Sammons Financial Network for sales of the Contracts.

Sales commissions may vary, but the maximum commission payable in the first year for contract sales with the optional value endorsement is up to 6.50%.  If you do not elect an Optional Value Endorsement we will pay up to 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation value. Where lower commissions may be  paid on premium payments, we may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.

We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.

Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of  the Contract.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with Sammons Financial Network.

Non-cash items that we and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, we provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as your registered investment advisor providing advice with respect to portfolio allocations in the Contract.  Please be certain to review your registered investment advisor’s Form ADV Part 2A and 2B carefully for disclosure about their compensation and conflicts of interest in connection with the Contracts.   Also note that your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold you the Contract; in that case, they would also receive commissions and other compensation for selling you the Contract, in addition to any investment advisory fees that you pay to your registered investment advisor (either directly or through partial withdrawals  of your accumulation value in the Contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from the investment options, their distributors, service providers and/or managers.  Commissions and other incentives or payments described above are not charged directly to you or the Separate Account but they are reflected in the fees and charges that you do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where we sell insurance and annuity contracts.  The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on our operations and finances to insurance officials in all the jurisdictions where we sell insurance and annuity contracts.  The officials are responsible for reviewing our reports to be sure that we are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Cybersecurity Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities.  Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information.  Such systems failures and cyberattacks affecting us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your accumulation value.  For instance, cyberattacks may:  interfere with our processing of Contract transactions, including the processing internet transactions or with the underlying portfolios; impact our ability to calculate accumulation unit values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage.  Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying portfolios or our service providers will avoid losses affecting your Contract due to cyberattacks or information security breaches in the future.

Legal Proceedings

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Financial Network, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing our Customer Service Center, or by calling our Customer Service Center’s Toll Free number at 1-866-747-3421.  The following is the Table of Contents for the SAI:

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

The Separate Account has a number of investment options, each of which invests in the shares of a corresponding portfolio. More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations appear in the portfolio prospectuses.

Certain portfolios may invest substantially all of their assets in other mutual funds.  As a result, you will pay fees and expenses at both portfolio levels.  This will reduce your investment return.  These arrangements are referred to as "funds of funds" or "master-feeder funds."  Funds of funds or master-feeder structures may have higher expenses than portfolios that invest directly in debt or equity securities.

Certain portfolios invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies.

Certain portfolios may employ volatility management strategies to provide for downside protection during sharp downward movements in equity markets.  The cost of these hedging strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.  There is no guarantee that a portfolio using a volatility management strategy can achieve or maintain its optimal risk targets, and the portfolio may not perform as expected.

You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Investment Policies of the Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective.  A portfolio’s objectives and policies affect its returns and risks.  Each investment option’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the underlying portfolios you have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective	Investment Adviser
AB Variable Product Series Fund, Inc.
AB VPS Dynamic Asset Allocation Portfolio B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Small Cap Growth Portfolio[1]	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Small/Mid Cap Value Portfolio B	Seeks long-term growth of capital.	AllianceBernstein L.P.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco Oppenheimer Discovery Mid Cap Growth Fund8/VA Service Class (Formerly Oppenheimer Discovery Mid Cap Growth)	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Invesco Oppenheimer Global Fund8/VA Service Class (Formerly Oppenheimer Global Fund)	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Invesco Oppenheimer International Growth Fund8/VA Service Class (Formerly Oppenheimer International Growth Fund)	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Invesco Oppenheimer Main Street Fund8/VA Service Class (Formerly Oppenheimer Main Street Fund)	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Invesco Oppenheimer Main Street Small Cap Fund8/VA Service Class (Formerly Oppenheimer Main Street Small Cap Fund)	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Invesco Oppenheimer Total Return Bond Fund8/VA Service Class (Formerly Oppenheimer Total Return Bond Fund)	Seeks total return.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc., Cornerstone Real Estate Advisors LLC and SteelPath, Inc. serve as sub-advisers
The Alger Portfolios
Alger Capital Appreciation Portfolio Class S	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
ALPS Variable Investment Trust
ALPS | Alerian Energy Infrastructure Portfolio Class III	Seeks investment results that correspond generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
ALPS | Red Rocks Listed Private Equity Class III	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS Advisors, Inc.; Red Rocks Capital LLC serves as sub-adviser
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund II	Seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.	American Century Investment Management, Inc.
American Century VP Income & Growth Fund II	Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra Fund II	Seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Funds Insurance Series®
American Funds IS Asset Allocation Fund Class 4	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds IS Blue Chip Income and Growth Fund Class 4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds IS Capital Income Builder® Class 4

The fund has two primary investment objectives.  It seeks (1) to provide a level of current income that exceeds the average yield on US stocks generally and (2) to provide a growing stream of income over the years.  The fund’s secondary objective is to provide growth of capital.

Capital Research and Management CompanySM
American Funds IS Global Growth Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Global Growth and Income Fund Class 4	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS Global Small Capitalization Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth Fund Class 4	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income Fund Class 4	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds IS International Fund Class 4	Seeks to provide long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS International Growth and Income Fund Class 4	Seeks to provide long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS New World Fund® Class 4	Seeks long-term capital appreciation.	Capital Research and Management CompanySM
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Management CompanySM
American Funds IS Ultra-Short Bond Fund Class 4	Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	Capital Research and Management CompanySM
BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund[4] Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I. Fund[4] Class III	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I. Fund Class III	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock Large Cap Focus Growth V.I. Fund Class III	Seeks long-term capital growth.	BlackRock Advisors, LLC
Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio[2]	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.	Calvert Research and Management; Ameritas Investment Partners, Inc. serves as sub-adviser
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.	Calvert Research and Management
Calvert VP SRI Mid Cap Portfolio	Seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.	Calvert Research and Management
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio Contrarian Core Fund Class 2	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio Dividend Opportunity Fund Class 2	Seeks to provide shareholders with a high level of current income and, as a secondary objective, growth of income and capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio Emerging Markets Bond Fund Class 2	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio High Yield Bond Fund Class 2	Seeks to provide shareholders with a high level of current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2	Seeks long-term growth of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio Seligman Global Tech Fund Class 2	Seeks to provide long-term capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio US Government Mortgage Fund Class 2	Seeks to provide current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia Management Investment Advisers, LLC
DWS Variable Insurance Portfolios
DWS Alternative Asset Allocation VIP-B	Seeks capital appreciation.	DWS Investment Management Americas Inc.; RREEF America L.L.C serves as sub-adviser
DWS CROCI® U.S. [4] VIP-B	Seeks to achieve a high rate of total return.	DWS Investment Management Americas Inc.
DWS Equity 500 Index VIP-B

Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.

DWS Investment Management Americas Inc.; Northern Trust Investments, Inc. serves as sub-adviser
DWS Global Small Cap[5] VIP-B	Seeks above-average capital appreciation over the long term.	DWS Investment Management Americas Inc.
DWS Small Cap Index VIP-B	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	DWS Investment Management Americas Inc.; Northern Trust Investments, Inc. serves as sub-adviser
DWS Small Mid Cap Value VIP-B	Seeks long-term capital appreciation.	DWS Investment Management Americas Inc.
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	Seeks to provide a high level of current income.	Eaton Vance Management
Federated Insurance Series
Federated High Income Bond II Service	Seeks high current income.	Federated Equity Management Company
Federated Kaufmann Fund II Service	Seeks capital appreciation.	Federated Equity Management Company of Pennsylvania; Federated Global Investment Management Corp serves as sub-adviser
Federated Managed Volatility II Service	Seeks to achieve high current income and moderate capital appreciation.	Federated Global Investment Management Corp. (“Fed Global”) Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA)
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Emerging Markets Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Government Money Market Portfolio*,3 Service Class 2	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM) and other affiliates serve as sub-advisers
Fidelity® VIP High Income Portfolio Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Overseas Portfolio[5] Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Real Estate Portfolio Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC (SelectCo); Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers

Fidelity® VIP Value Strategies Portfolio[7] Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
First Investors Life Series Funds
First Investors Life Series Covered Call Strategy	Seeks long-term capital appreciation.	Foresters Investment Management Company, Inc.; Ziegler Capital Management, LLC serves as the sub-adviser
First Investors Life Series International Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.; Vontobel Asset Management, Inc. serves as the sub-adviser
First Investors Life Series Opportunity Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.
First Investors Life Series Total Return Fund	Seeks high, long-term total investment return consistent with moderate investment risk.	First Investors Management Company, Inc.
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund Class 2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund Class 2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund Class 2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Templeton Developing Markets VIP Fund Class 2	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund Class 2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Guggenheim Variable Insurance Funds
Guggenheim VIF Global Managed Futures Strategy Fund	Seeks to generate positive total returns over time.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Long Short Equity Fund	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Multi-Hedge Strategies Fund	Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Small Cap Value Fund Series Q	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Rydex VIF Biotechnology Fund[7]

Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P 500 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P MidCap 400 Pure Growth Fund[7]

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy[5]	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Balanced[6]	Seeks to provide total return through a combination of capital appreciation and current income.	Ivy Investment Management Company
Ivy VIP Energy	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Global Bond	Seeks to provide a high level of current income. Capital appreciation is a secondary objective.	Ivy Investment Management Company
Ivy VIP Global Equity Income[5] (Formerly Ivy VIP Dividend Opportunities)	Seeks to provide total return.	Ivy Investment Management Company
Ivy VIP Global Growth[5]	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP High Income	Seeks to provide total return through a combination of high current income and capital appreciation	Ivy Investment Management Company
Ivy VIP International Core Equity	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Mid Cap Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Natural Resources	Seeks to provide capital growth and appreciation.	Ivy Investment Management Company
Ivy VIP Science and Technology	Seeks to provide growth of capital.	Ivy Investment Management Company
Ivy VIP Small Cap Core	Seeks to provide capital appreciation.	Ivy Investment Management Company
Ivy VIP Small Cap Growth	Seeks to provide growth of capital.	Ivy Investment Management Company
Janus Aspen Series
Janus Henderson Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Henderson Enterprise Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Flexible Bond Portfolio Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Henderson Global Research Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Global Technology Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Mid Cap Value Portfolio Service Shares	Seeks capital appreciation.	Janus Capital Management LLC; Perkins Investment Management LLC serves as sub-adviser
Janus Henderson Overseas Portfolio[7] Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Research Portfolio[5] Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
John Hancock Variable Insurance Trust
John Hancock VIT Financial Industries Trust Series II	Seeks growth of capital.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
John Hancock VIT Fundamental All Cap Core Trust Series II7	Seeks long-term growth of capital.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
John Hancock VIT Select Bond Trust Series II	Seeks income and capital appreciation.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
John Hancock VIT Strategic Income Opportunities Trust Series II	Seeks a high level of current income.	John Hancock Investment Management Services, LLC; John Hancock Asset Management a division of Manulife Asset Management (US) LLC serves as sub-adviser
Lazard Retirement Series, Inc.
Lazard Retirement Global-Dynamic Multi Asset Portfolio Service Shares	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth[7] Class II	Seeks capital appreciation.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Dividend Strategy Portfolio Class II	Seeks dividend income, growth of dividend income and long-term capital appreciation.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Large Cap Growth II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.
ClearBridge Variable Mid Cap Portfolio Class II	Seeks long-term growth of capital.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Small Cap Growth Portfolio Class II	Seeks long-term growth of capital.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

Legg Mason Partners Variable Income Trust
Western Asset Core Bond Plus VIT Portfolio Class II

Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within 30% of the average duration of the domestic bond market as a whole.

Legg Mason Partners Fund Advisor, LLC, investment manager; Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd. and Western Asset Management Company Pte Ltd., sub-advisers

Western Asset Variable Global High Yield Bond Portfolio Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC, investment manager; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Company Pte. Ltd., sub-advisers
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[5] Class II

Seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The portfolio will seek to reduce volatility as a secondary objective.

Legg Mason Partners Fund Advisor, LLC, investment manager; QS Investors, LLC, Western Asset Management Company, sub-advisers
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Developing Growth Portfolio VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Fundamental Equity Portfolio VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Short Duration Income Portfolio VC	Seeks a high level of income consistent with preservation of capital.	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Utilities Series Service Class	Seeks total return.	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II
MFS Blended Research Core Equity Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Corporate Bond Portfolio Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Massachusetts Financial Services Company
MFS Emerging Markets Equity Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Global Tactical Allocation Portfolio Service Class	Seeks total return.	Massachusetts Financial Services Company
MFS International Intrinsic Value Portfolio[9] Service Class (Formerly MFS International Value Portfolio)	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS Technology Portfolio Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Variable Insurance Trust III
MFS VIT III Global Real Estate Service Class	Seeks total return.	Massachusetts Financial Services Company
Northern Lights Trust
Power Income VIT Fund[5] Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., LLC
Power Dividend Index VIT Fund Class 1	Seeks total return from income and capital appreciation. Capital preservation is a secondary objective.	W.E. Donoghue & Co., LLC
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class (Formerly PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class)	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class (Formerly PIMCO Global Bond Portfolio (Unhedged)[4] Advisor Class)	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC
PIMCO High Yield Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Income Portfolio Advisor Class	Seeks maximum current income with long-term capital appreciation as a secondary objective.	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Short-Term Portfolio Advisor Class	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Dynamic Bond Portfolio Advisor Class (Formerly PIMCO Unconstrained Bond Portfolio Advisor Class)	Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio Class II

Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.

Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio Class II	Seeks reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT[5] Portfolio Class II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio Class II	Seeks a high level of current income.	Pioneer Investment Management, Inc.
The Prudential Series Fund
Prudential Series Fund Jennison 20/20 Focus Portfolio[3] Class II	Seeks long-term growth of capital.	PGIM Investments LLC
Prudential Series Fund Natural Resources Portfolio[6] Class II	Seeks long-term growth of capital.	PGIM Investments LLC
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio[6] Class II	Seeks long-term capital appreciation.	PGIM Investments LLC
Royce Capital Fund
Royce Capital Fund - Micro-Cap Portfolio[5] Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund - Small-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
T. Rowe Price
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks to provide long-term capital growth; income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio-II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund S	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

*During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.

1This Investment Option was closed to new investors as of January 1, 2013. If you had money invested in this Investment Option as of the close of business on December 31, 2012, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

2This Investment Option was closed to new investors as of May 1, 2014. If you had money invested in this Investment Option as of the close of business on April 30, 2014, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

3This Investment Option was closed to new investors as of August 1, 2014. If you had money invested in this Investment Option as of the close of business on July 31, 2014, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

4This Investment Option was closed to new investors as of August 3, 2015. If you had money invested in this Investment Option as of the close of business on July 31, 2015, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

5This Investment Option was closed to new investors as of August 1, 2017. If you had money invested in this Investment Option as of the close of business on July 31, 2017, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

6This Investment Option was closed to new investors as of April 30, 2018. If you had money invested in this Investment Option as of the close of business on April 30, 2018, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

7This Investment Option was closed to new investors as of April 30, 2019. If you had money invested in this Investment Option as of the close of business on April 30, 2019, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this Investment Option after this date, you will not be able to reinvest in the portfolio.

8Name change effective May 28, 2019.

9Name change effective June 1, 2019.

The portfolios may make a material change in their investment policies.  In that case, we will send you notice of the change.  Within 60 days after you receive the notice, or within 60 days after the effective date of the change, if later, you may transfer any amount that you have in that investment option to another investment option.  (See “Transfers of Accumulation Value” on page 20).

The portfolios sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to our owners arising from this use of the portfolios for this type of mixed and shared funding.  The funds companies will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, we and/or the applicable fund companies may take appropriate action to protect your interests.

The portfolios available under the Contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual funds that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the portfolios that are available under the Contracts may be lower, or higher, than the investment results of such other (publicly available) mutual funds.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The portfolios offered through the Contract are selected by Midland National based on several criteria, including asset class coverage, the alignment of investment objectives of a portfolio with our hedging strategy, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Of course, we also consider whether the portfolio’s adviser is an affiliate of ours. We also consider whether the portfolio, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for the sale of the policies. Another factor that we consider during the selection process is whether the portfolio or one of its service providers (e.g., the investment adviser or sub-advisers) will make payments to us or our affiliates in connection with certain administrative, marketing and support services, and the amount of any such payments, or whether affiliates of the funds can provide marketing and distribution support for sales of the Contracts.

You are responsible for choosing the investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and by your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other portfolios (or available classes) may have lower fees and better overall investment performance.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that are available to you, including each portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund company’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a portfolio. You should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the entire risk for the allocation of your premiums and accumulation value among the investment options whether or not you use the service of an adviser.  We are not responsible for any investment or other advice or services that you may receive.

You bear the risk of any decline in the accumulation value of your Contract resulting from the performance of the investment options you have chosen.

We do not recommend or endorse any particular portfolio or portfolios and we do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the Contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in our judgment, further investment in any portfolio should become inappropriate, we may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

APPENDIX B – STATE VARIATIONS

Certain contract features described in this Prospectus may vary or may not be available in your state. The state in which your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under your Contract. These variations are reflected in your Contract and in riders or endorsements to your Contract.

This Appendix B contains an overview of state specific variations.

For Contracts issued in the state of Arizona, the following variations apply:

On written request we are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of your annuity.

If for any reason you are not satisfied with the annuity, you may return the annuity within 10 days or within 30 days if you are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.

For Contracts issued in the state of California, the following variations apply:

For Owners in the state of California 60 years or older – the Free Look period is a 30-day period beginning on the day you receive your Contact. Your money will be placed in a fixed account or money market fund, unless you direct that premium to be invested in an underlying stock or bond fund portfolio during that 30-day period. If you do not direct that premium be invested in a stock or bond portfolio and you return the Contract within the 30-day period, you will be entitled to a refund of the premium and Contract fees. If you do direct that the premium be invested in a stock or bond portfolio during the 30-day period and you return the Contract during that period, you will be entitled to a refund of the Contract’s account value on the day the Contract is received by the insurance company or agent who sold you this Contract which could be less that the premium you paid for the Contract, plus any Contract fee paid. A return of the Contract after 30 days may result in a substantial penalty, known as a surrender charge, if you elect the Optional Value Endorsement.

For Contracts issued in the state of Connecticut, the following variations apply:

During the right to examine period if cancellation is made prior to delivery of the Contract we will refund all premiums paid.

Also, we currently define excessive/frequent trading as:  (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period.  “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise our market timing procedures as we deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all owners.

For Contracts issued in the state of Florida, the following variations apply:

The cover page of the Contract contains a clear statement that death benefit and accumulation values will reflect the investment experience of our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount.  To obtain additional Contract information and/or to receive assistance in resolving complaints, our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.

For Contracts issued in the state of Illinois, the following variations apply:

The cover page of the Contract includes contact information to contact us or the Illinois Department of Insurance should you have any complaints arise regarding your annuity.

Illinois Department of Insurance Consumer Division or Public Service Section Springfield, Illinois 62767	Midland National Life Insurance Company Annuity Division P.O. Box 79907 Des Moines, Iowa 50325-0985 Toll Free Telephone: 1-877-586-0244

For Contracts issued in the state of Montana, the following variations apply:

Death proceeds will be paid within 60 days of receiving due proof of the Owner’s death. If payment is made after the first 30 days, we agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by us not to be less than the rate required by the state of Montana.

Gender will not play a role in determining payout rates; any reference to gender has been removed.

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which you live on or after the Contract Effective Date.

APPENDIX C – CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment option for the period since the investment option started operation.  An accumulation unit value is the unit we use to calculate the value of your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the current level of Separate Account annual expenses available under the Contract. One set of tables reflects the lowest Annual Asset Charge of 1.15% (for the 7-Year Optional Value Endorsement) and the other set reflects the highest Annual Asset Charge of 1.35% (for the base contract with no endorsement). Tables reflecting the other Annual Asset Charges are included in the SAI.

Table 1 - Base Contract with 7-Year Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2017)	Accumulation Unit Value at End of Period (12/31/2018)	Number of Accumulation Units at End of Period
2018
AB VPS Dynamic Asset Allocation Portfolio B	$13.01	$11.91	20,711.10
AB VPS Small Cap Growth Portfolio B	$18.37	$17.96	775.99
AB VPS Small/Mid Cap Value Portfolio B	$19.72	$16.51	34,210.24
Alger Capital Appreciation Portfolio Class S	$20.62	$20.30	517,253.13
ALPS | Alerian Energy Infrastructure Portfolio Class III	$8.00	$6.41	112,722.06
ALPS | Red Rocks Listed Private Equity Class III	$12.02	$10.39	12,456.94
American Century VP Inflation Protection Fund II	$9.43	$9.06	50,363.47
American Century VP Mid Cap Value Fund II	$19.69	$16.94	314,304.09
American Century VP Ultra Fund II	$20.11	$20.00	46,146.61
American Century VP Value Fund II	$17.56	$15.75	877,365.06
American Funds IS Asset Allocation Fund Class 4	$12.54	$11.80	802,623.81
American Funds IS Blue Chip Income and Growth Fund Class 4	$13.63	$12.27	533,557.27
American Funds IS Capital Income Builder® Class 4	$10.85	$9.94	351,383.47
American Funds IS Global Growth and Income Fund Class 4	$12.69	$11.30	175,462.50
American Funds IS Global Growth Fund Class 4	$13.48	$12.10	124,134.68
American Funds IS Global Small Capitalization Fund Class 4	$12.04	$10.61	102,838.38
American Funds IS Growth Fund Class 4	$14.78	$14.54	403,597.26
American Funds IS Growth-Income Fund Class 4	$13.58	$13.14	555,944.36
American Funds IS International Fund Class 4	$11.74	$10.05	211,438.48
American Funds IS International Growth and Income Fund Class 4	$10.56	$9.24	104,574.51
American Funds IS New World Fund® Class 4	$11.03	$9.35	833,906.02
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.09	$10.02	707,741.15
American Funds IS Ultra-Short Bond Fund Class 4	$9.49	$9.49	241,669.87
BlackRock Advantage Large Cap Core V.I. Fund Class III	$18.83	$17.59	18,837.87
BlackRock Basic Value V.I. Fund Class III	$17.26	$15.68	78,685.43
BlackRock Capital Appreciation V.I. Fund Class III	$19.44	$19.62	33,101.38
BlackRock Equity Dividend V.I. Fund Class III	$17.83	$16.32	119,401.06
BlackRock Global Allocation V.I. Fund Class III	$12.91	$11.79	279,876.54
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$11.12	$10.42	28,460.68
BlackRock Large Cap Focus Growth V.I. Fund Class III	$20.40	$20.72	34,231.54
Calvert VP S&P 500 Index Portfolio	$19.09	$17.98	4,617.22
Calvert VP SRI Balanced Portfolio[1]	$10.00	$9.70	21,499.30
Calvert VP SRI Mid Cap Portfolio	$15.71	$14.84	39,163.85
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.59	$9.57	13,185.93
ClearBridge Variable Dividend Strategy Portfolio Class II	$17.44	$16.38	169,913.10
ClearBridge Variable Large Cap Growth II	$10.93	$10.78	162,321.30
ClearBridge Variable Mid Cap Portfolio Class II	$17.91	$15.43	105,687.84
ClearBridge Variable Small Cap Growth Portfolio Class II	$17.79	$18.15	24,273.84
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$15.81	$14.20	47,808.24
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$13.89	$12.91	83,146.03
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$11.75	$10.76	194,247.14
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$11.81	$11.21	91,836.65
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2	$11.18	$9.68	14,568.73
Columbia Variable Portfolio Seligman Global Tech Fund Class 2	$10.82	$9.80	18,792.01
Columbia Variable Portfolio US Government Mortgage Fund Class 2	$9.97	$10.01	110.02
DWS Alternative Asset Allocation VIP-B	$10.56	$9.47	57,956.21
DWS CROCI® U.S. VIP-B2	$14.79	$13.06	4,558.87
DWS Equity 500 Index VIP-B2	$18.84	$17.70	270,362.02
DWS Global Small Cap VIP-B2	$15.06	$11.80	6,785.29
DWS Small Cap Index VIP-B2	$18.00	$15.76	55,166.58
DWS Small Mid Cap Value VIP-B	$16.77	$13.87	91,027.43
Eaton Vance VT Floating-Rate Income Fund	$11.38	$11.24	328,056.96
Fidelity® VIP Contrafund® Portfolio Service Class 2	$18.79	$17.34	202,305.87
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$13.38	$10.82	64,511.28
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$13.52	$12.64	110,750.52
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$15.15	$13.83	77,831.66
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$16.52	$14.84	20,527.14
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.35	$9.37	31,938.95
Fidelity® VIP High Income Portfolio Service Class 2	$12.62	$12.02	53,042.53
Fidelity® VIP Mid Cap Portfolio Service Class 2	$18.13	$15.27	204,329.82
Fidelity® VIP Overseas Portfolio Service Class 2	$14.88	$12.50	24,661.60
Fidelity® VIP Real Estate Portfolio Service Class 2	$15.46	$14.29	286,534.22
Fidelity® VIP Strategic Income Portfolio Service Class 2	$11.69	$11.23	171,076.06
Fidelity® VIP Value Strategies Portfolio Service Class 2	$18.07	$14.74	57,045.91
First Investors Life Series Covered Call Strategy Fund	$10.48	$9.33	2,788.41
First Investors Life Series International Fund	$13.02	$11.31	27,496.68
First Investors Life Series Opportunity Fund	$12.58	$10.52	419,513.79
First Investors Life Series Total Return Fund	$12.44	$11.35	1,600.80
Franklin Income VIP Fund Class 2	$13.22	$12.51	357,605.32
Franklin Mutual Global Discovery VIP Fund Class 2	$15.03	$13.19	103,468.04
Franklin Mutual Shares VIP Fund Class 2	$16.25	$14.61	89,583.14
Franklin Rising Dividends VIP Fund Class 2	$18.92	$17.76	214,686.09
Guggenheim VIF Global Managed Futures Strategy Fund	$8.97	$8.07	11,478.85
Guggenheim VIF Long Short Equity Fund	$13.06	$11.24	15,912.56
Guggenheim VIF Multi-Hedge Strategies Fund	$10.52	$9.88	60,910.67
Guggenheim VIF Small Cap Value Series Q	$15.91	$13.74	48,520.90
Ivy VIP Asset Strategy	$12.22	$11.42	52,153.93
Ivy VIP Balanced	$14.11	$13.49	118,980.74
Ivy VIP Energy	$8.77	$5.71	51,536.66
Ivy VIP Global Bond	$10.49	$10.35	31,545.70
Ivy VIP Global Equity Income	$16.66	$14.55	23,923.48
Ivy VIP Global Growth	$14.90	$13.80	18,536.28
Ivy VIP Growth	$20.56	$20.79	39,150.91
Ivy VIP High Income	$11.69	$11.31	300,072.88
Ivy VIP International Core Equity	$14.78	$12.01	221,987.66
Ivy VIP Mid Cap Growth	$16.80	$16.59	114,241.66
Ivy VIP Natural Resources	$7.74	$5.87	19,327.31
Ivy VIP Science and Technology	$21.34	$19.99	111,940.96
Ivy VIP Small Cap Core	$19.60	$17.34	163,614.85
Ivy VIP Small Cap Growth	$15.94	$15.11	61,549.08
Janus Henderson Balanced Portfolio Service Shares	$15.65	$15.54	231,473.77
Janus Henderson Enterprise Portfolio Service Shares	$17.25	$16.93	196,400.30
Janus Henderson Flexible Bond Portfolio Service Shares	$10.82	$10.56	144,544.35
Janus Henderson Global Research Portfolio Service Shares	$16.80	$15.43	14,425.91
Janus Henderson Global Technology Portfolio Service Shares	$24.50	$24.44	36,590.26
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.07	$9.58	10,352.47
Janus Henderson Mid Cap Value Portfolio Service Shares	$16.70	$14.22	59,797.82
Janus Henderson Overseas Portfolio Service Shares	$9.53	$8.00	11,382.14
Janus Henderson Research Portfolio Service Shares	$19.17	$18.41	8,888.24
John Hancock VIT Financial Industries Trust Series II1	$10.00	$8.37	6,158.33
John Hancock VIT Fundamental All Cap Core Trust Series II1	$10.00	$8.77	0.00
John Hancock VIT Select Bond Trust Series II1	$10.00	$10.09	0.00
John Hancock VIT Strategic Income Opportunities Trust Series II1	$10.00	$9.50	3,017.88
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$14.34	$13.25	32,994.36
Lazard Retirement International Equity Portfolio Service Shares	$13.63	$11.60	2,435.62
Lord Abbett Series Fund Bond Debenture Portfolio VC	$13.05	$12.38	396,530.37
Lord Abbett Series Fund Developing Growth Portfolio VC	$16.91	$17.53	50,034.17
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$17.37	$15.77	42,619.16
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.22	$10.22	282,838.46
MFS VIT II Blended Research Core Equity Portfolio Service Class	$12.26	$11.15	27,824.42
MFS VIT II Corporate Bond Portfolio Service Class	$11.17	$10.68	73,483.67
MFS VIT II Emerging Markets Equity Portfolio Service Class	$11.34	$9.62	65,824.87
MFS VIT II Global Tactical Allocation Portfolio Service Class	$12.69	$11.94	27,939.53
MFS VIT II International Value Portfolio Service Class	$18.29	$16.32	230,901.83
MFS VIT II Technology Portfolio Service Class	$22.67	$22.75	51,050.55
MFS VIT New Discovery Portfolio Service Class	$16.92	$16.44	30,684.60
MFS VIT Utilities Portfolio Service Class	$14.89	$14.84	190,419.31
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$14.12	$13.08	25,052.67
Oppenheimer Global Fund/VA Service Class	$13.36	$11.44	92,875.36
Oppenheimer International Growth Fund/VA Service Class	$11.34	$9.02	175,552.96
Oppenheimer Main Street Fund/VA Service Class	$13.26	$11.73	107,143.63
Oppenheimer Main Street Small Cap Fund/VA Service Class	$13.34	$12.12	72,307.94
Oppenheimer Total Return Bond Fund/VA Service Class	$10.60	$10.34	44,299.42
PIMCO All Asset Portfolio Advisor Class	$11.74	$10.97	60,415.71
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$5.44	$4.62	336,342.80
PIMCO Dynamic Bond Portfolio Advisor Class[5]	$10.40	$10.38	54,347.75
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.94	$11.23	34,079.19
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.79	$10.07	687.39
PIMCO High Yield Portfolio Advisor Class	$12.99	$12.49	58,722.15
PIMCO Income Portfolio Advisor Class	$10.13	$10.04	76,436.13
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class[3]	$10.65	$10.74	20,582.04
PIMCO Low Duration Portfolio Advisor Class	$10.02	$9.92	476,047.99
PIMCO Real Return Portfolio Advisor Class	$9.74	$9.41	493,556.19
PIMCO Short-Term Portfolio Advisor Class	$10.11	$10.13	961,834.97
PIMCO Total Return Portfolio Advisor Class	$10.94	$10.75	353,873.31
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class[4]	$9.97	$9.43	14,179.64
Pioneer Bond VCT Portfolio Class II	$11.35	$11.11	1,014,051.66
Pioneer Equity Income VCT Portfolio Class II	$19.35	$17.45	130,572.20
Pioneer Fund VCT Portfolio Class II	$18.43	$17.90	12,606.42
Pioneer High Yield VCT Portfolio Class II	$13.00	$12.34	26,259.75
Pioneer Strategic Income VCT Portfolio Class II	$11.54	$11.19	261,815.34
Power Dividend Index VIT Fund Class 1	$10.69	$9.72	44,353.91
Power Income VIT Fund Class 2	$10.08	$9.63	777.76
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$17.49	$16.30	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$6.13	$4.95	36,437.16
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$16.55	$15.02	8,946.62
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$12.76	$11.70	5,846.11
Royce Capital Fund - Micro-Cap Portfolio Service Class	$11.15	$10.00	14,430.17
Royce Capital Fund - Small-Cap Portfolio Service Class	$14.77	$13.36	215,153.24
Rydex VIF Biotechnology Fund	$20.74	$18.56	119,663.26
Rydex VIF S&P 500 Pure Growth Fund	$19.58	$18.26	80,828.33
Rydex VIF S&P MidCap 400 Pure Growth Fund	$15.50	$13.05	52,788.39
T. Rowe Price Blue Chip Growth Portfolio-II	$13.20	$13.26	446,357.38
T. Rowe Price Health Sciences Portfolio-II	$10.09	$10.06	298,644.03
Templeton Developing Markets Fund Class 2	$11.19	$9.31	51,164.13
Templeton Foreign VIP Fund Class 2	$12.67	$10.59	836,221.23
Templeton Global Bond VIP Fund Class 2	$10.42	$10.50	755,238.70
VanEck VIP Global Hard Assets Fund S	$7.73	$5.47	152,281.55
Western Asset Core Bond Plus Portfolio Class II	$10.59	$10.19	1,044,739.04
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.69	$12.02	18,335.09

1Investment option added as of May 1, 2018

2Deutsche name change to DWS effective July 2, 2018

3Formerly PIMCO VIT Foreign Bond (USD-Hedged) Portfolio

4Formerly PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class

5Formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2017)	Accumulation Unit Value at End of Period (12/31/2018)	Number of Accumulation Units at End of Period
2018
AB VPS Dynamic Asset Allocation Portfolio B	$12.92	$11.81	54,169.88
AB VPS Small Cap Growth Portfolio B	$18.24	$17.80	1,742.86
AB VPS Small/Mid Cap Value Portfolio B	$19.59	$16.37	89,156.72
Alger Capital Appreciation Portfolio Class S	$20.48	$20.13	1,189,214.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$7.94	$6.35	128,625.20
ALPS | Red Rocks Listed Private Equity Class III	$11.96	$10.32	94,521.60
American Century VP Inflation Protection Fund II	$9.36	$8.98	154,745.27
American Century VP Mid Cap Value Fund II	$19.55	$16.79	765,443.19
American Century VP Ultra Fund II	$19.98	$19.83	80,670.60
American Century VP Value Fund II	$17.44	$15.61	1,834,463.77
American Funds IS Asset Allocation Fund Class 4	$12.46	$11.69	2,513,200.55
American Funds IS Blue Chip Income and Growth Fund Class 4	$13.54	$12.16	1,376,983.16
American Funds IS Capital Income Builder® Class 4	$10.77	$9.86	1,006,261.77
American Funds IS Global Growth and Income Fund Class 4	$12.61	$11.21	574,827.25
American Funds IS Global Growth Fund Class 4	$13.39	$11.99	409,886.54
American Funds IS Global Small Capitalization Fund Class 4	$11.96	$10.52	166,977.86
American Funds IS Growth Fund Class 4	$14.68	$14.41	960,095.51
American Funds IS Growth-Income Fund Class 4	$13.48	$13.03	1,206,294.29
American Funds IS International Fund Class 4	$11.66	$9.96	377,723.28
American Funds IS International Growth and Income Fund Class 4	$10.48	$9.16	401,151.26
American Funds IS New World Fund® Class 4	$10.96	$9.27	1,468,560.07
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.02	$9.93	259,536.80
American Funds IS Ultra-Short Bond Fund Class 4	$9.43	$9.41	902,393.50
BlackRock Advantage Large Cap Core V.I. Fund Class III	$18.70	$17.43	24,262.81
BlackRock Basic Value V.I. Fund Class III	$17.15	$15.54	124,868.31
BlackRock Capital Appreciation V.I. Fund Class III	$19.31	$19.45	12,289.31
BlackRock Equity Dividend V.I. Fund Class III	$17.71	$16.18	567,362.94
BlackRock Global Allocation V.I. Fund Class III	$12.82	$11.69	921,672.88
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$11.04	$10.33	79,804.68
BlackRock Large Cap Focus Growth V.I. Fund Class III	$20.26	$20.54	102,222.05
Calvert VP S&P 500 Index Portfolio	$18.96	$17.82	28,212.98
Calvert VP SRI Balanced Portfolio[1]	$10.00	$9.69	4,901.22
Calvert VP SRI Mid Cap Portfolio	$15.60	$14.71	59,900.69
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.54	$9.51	76,296.79
ClearBridge Variable Dividend Strategy Portfolio Class II	$17.32	$16.23	472,279.18
ClearBridge Variable Large Cap Growth II	$10.92	$10.75	560,699.58
ClearBridge Variable Mid Cap Portfolio Class II	$17.78	$15.30	312,761.82
ClearBridge Variable Small Cap Growth Portfolio Class II	$17.67	$17.99	133,467.11
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$15.71	$9.98	13,236.90
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$13.80	$14.08	156,697.74
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$11.67	$12.80	156,858.18
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$11.73	$10.66	504,526.17
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2	$11.18	$11.11	258,958.02
Columbia Variable Portfolio Seligman Global Tech Fund Class 2	$10.82	$9.65	78,096.43
Columbia Variable Portfolio US Government Mortgage Fund Class 2	$9.96	$9.77	79,023.00
DWS Alternative Asset Allocation VIP-B2	$10.49	$9.38	123,040.27
DWS CROCI® U.S. VIP-B2	$14.69	$12.94	14,996.76
DWS Equity 500 Index VIP-B2	$18.71	$17.55	657,917.90
DWS Global Small Cap VIP-B2	$14.95	$11.69	20,465.54
DWS Small Cap Index VIP-B2	$17.88	$15.62	147,731.44
DWS Small Mid Cap Value VIP-B2	$16.66	$13.75	239,355.99
Eaton Vance VT Floating-Rate Income Fund	$11.30	$11.14	1,756,901.98
Fidelity® VIP Contrafund® Portfolio Service Class 2	$18.66	$17.19	611,121.82
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$13.29	$10.73	225,418.63
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$13.42	$12.53	150,574.42
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$15.05	$13.71	76,226.91
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$16.40	$14.71	29,799.95
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.29	$9.29	242,353.71
Fidelity® VIP High Income Portfolio Service Class 2	$12.53	$11.91	141,678.66
Fidelity® VIP Mid Cap Portfolio Service Class 2	$18.00	$15.14	393,704.92
Fidelity® VIP Overseas Portfolio Service Class 2	$14.78	$12.39	53,654.41
Fidelity® VIP Real Estate Portfolio Service Class 2	$15.35	$14.17	671,282.41
Fidelity® VIP Strategic Income Portfolio Service Class 2	$11.61	$11.13	648,871.64
Fidelity® VIP Value Strategies Portfolio Service Class 2	$17.95	$14.61	130,071.71
First Investors Life Series Covered Call Strategy Fund	$10.48	$9.30	5,505.11
First Investors Life Series International Fund	$12.94	$11.21	75,333.54
First Investors Life Series Opportunity Fund	$12.50	$10.43	568,848.21
First Investors Life Series Total Return Fund	$12.35	$11.25	25,832.07
Franklin Income VIP Fund Class 2	$13.13	$12.40	1,172,525.15
Franklin Mutual Global Discovery VIP Fund Class 2	$14.93	$13.08	360,209.82
Franklin Mutual Shares VIP Fund Class 2	$16.14	$14.48	322,634.79
Franklin Rising Dividends VIP Fund Class 2	$18.80	$17.60	696,815.78
Guggenheim VIF Global Managed Futures Strategy Fund	$8.91	$8.00	34,869.83
Guggenheim VIF Long Short Equity Fund	$12.97	$11.14	23,350.49
Guggenheim VIF Multi-Hedge Strategies Fund	$10.45	$9.79	168,659.70
Guggenheim VIF Small Cap Value Series Q	$15.80	$13.62	121,477.89
Ivy VIP Asset Strategy	$12.13	$11.32	317,080.01
Ivy VIP Balanced	$14.01	$13.37	394,476.96
Ivy VIP Energy	$8.71	$5.66	134,813.87
Ivy VIP Global Bond	$10.42	$10.26	63,668.49
Ivy VIP Global Equity Income	$16.55	$14.42	50,913.85
Ivy VIP Global Growth	$14.80	$13.68	25,204.13
Ivy VIP Growth	$20.42	$20.60	82,097.08
Ivy VIP High Income	$11.61	$11.21	806,212.67
Ivy VIP International Core Equity	$14.68	$11.90	288,933.52
Ivy VIP Mid Cap Growth	$16.68	$16.45	171,195.41
Ivy VIP Natural Resources	$7.69	$5.82	85,192.75
Ivy VIP Science and Technology	$21.19	$19.81	216,914.52
Ivy VIP Small Cap Core	$19.46	$17.19	376,552.09
Ivy VIP Small Cap Growth	$15.84	$14.98	213,842.01
Janus Henderson Balanced Portfolio Service Shares	$15.55	$15.40	1,347,960.45
Janus Henderson Enterprise Portfolio Service Shares	$17.13	$16.79	708,176.07
Janus Henderson Flexible Bond Portfolio Service Shares	$10.75	$10.46	349,876.82
Janus Henderson Global Research Portfolio Service Shares	$16.69	$15.30	29,519.84
Janus Henderson Global Technology Portfolio Service Shares	$24.33	$24.22	99,463.43
Janus Henderson Mid Cap Value Portfolio Service Shares	$16.58	$14.10	115,667.66
Janus Henderson Overseas Portfolio Service Shares	$9.47	$7.93	35,506.77
Janus Henderson Research Portfolio Service Shares	$19.04	$18.25	16,510.49
John Hancock VIT Financial Industries Trust Series II1	$10.00	$8.35	7,340.49
John Hancock VIT Fundamental All Cap Core Trust Series II1	$10.00	$8.76	5,610.79
John Hancock VIT Select Bond Trust Series II1	$10.00	$10.08	384.54
John Hancock VIT Strategic Income Opportunities Trust Series II1	$10.00	$9.49	6,072.37
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$14.24	$13.13	74,327.36
Lazard Retirement International Equity Portfolio Service Shares	$13.54	$11.50	67,939.41
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.96	$12.27	1,002,258.79
Lord Abbett Series Fund Developing Growth Portfolio VC	$16.79	$17.37	93,862.73
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$17.25	$15.63	52,238.95
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.17	$10.15	1,323,337.56
MFS VIT II Blended Research Core Equity Portfolio Service Class	$12.20	$11.08	158,720.74
MFS VIT II Corporate Bond Portfolio Service Class	$11.10	$10.58	188,739.56
MFS VIT II Emerging Markets Equity Portfolio Service Class	$11.26	$9.54	190,643.07
MFS VIT II Global Tactical Allocation Portfolio Service Class	$12.60	$11.83	55,355.51
MFS VIT II International Value Portfolio Service Class	$18.16	$16.18	447,160.16
MFS VIT II Technology Portfolio Service Class	$22.52	$22.55	75,042.35
MFS VIT New Discovery Portfolio Service Class	$16.80	$16.29	69,387.62
MFS VIT Utilities Portfolio Service Class	$14.79	$14.71	344,417.94
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$14.03	$12.97	59,924.20
Oppenheimer Global Fund/VA Service Class	$13.27	$11.34	214,847.62
Oppenheimer International Growth Fund/VA Service Class	$11.27	$8.94	471,042.31
Oppenheimer Main Street Fund/VA Service Class	$13.17	$11.63	177,202.27
Oppenheimer Main Street Small Cap Fund/VA Service Class	$13.25	$12.01	293,741.51
Oppenheimer Total Return Bond Fund/VA Service Class	$10.53	$10.25	89,055.26
PIMCO All Asset Portfolio Advisor Class	$11.66	$10.88	325,092.97
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$5.41	$4.58	783,269.47
PIMCO Dynamic Bond Portfolio Advisor Class[5]	$10.35	$10.31	147,961.85
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.86	$11.13	104,804.13
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.72	$9.98	43,458.15
PIMCO High Yield Portfolio Advisor Class	$12.90	$12.38	245,335.87
PIMCO Income Portfolio Advisor Class	$10.12	$10.01	2,262,705.33
PIMCO Low Duration Portfolio Advisor Class	$9.95	$9.84	1,846,429.80
PIMCO Real Return Portfolio Advisor Class	$9.68	$9.33	1,512,620.26
PIMCO Short-Term Portfolio Advisor Class	$10.04	$10.05	3,673,639.16
PIMCO Total Return Portfolio Advisor Class	$10.87	$10.65	2,766,468.96
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) Advisor Class[4]	$9.90	$9.34	22,277.33
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class[3]	$10.60	$10.66	119,776.73
Pioneer Bond VCT Portfolio Class II	$11.28	$11.01	2,572,755.56
Pioneer Equity Income VCT Portfolio Class II	$19.22	$17.30	405,801.27
Pioneer Fund VCT Portfolio Class II	$18.30	$17.74	20,145.63
Pioneer High Yield VCT Portfolio Class II	$12.91	$12.23	71,737.32
Pioneer Strategic Income VCT Portfolio Class II	$11.46	$11.09	782,930.58
Power Dividend Index VIT Fund Class 1	$10.68	$9.69	1,377,922.79
Power Income VIT Fund Class 2	$10.01	$9.54	109,756.48
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$17.37	$16.16	17,915.00
Prudential Series Fund Natural Resources Portfolio Class II	$6.09	$4.90	64,522.19
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$16.44	$14.89	19,160.40
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$12.67	$11.59	30,560.61
Royce Capital Fund - Micro-Cap Portfolio Service Class	$11.07	$9.91	29,831.52
Royce Capital Fund - Small-Cap Portfolio Service Class	$14.67	$13.24	407,703.36
Rydex VIF Biotechnology Fund	$20.60	$18.40	162,180.33
Rydex VIF S&P 500 Pure Growth Fund	$19.44	$18.10	98,582.06
Rydex VIF S&P MidCap 400 Pure Growth Fund	$15.40	$12.94	51,219.93
T. Rowe Price Blue Chip Growth Portfolio-II	$13.14	$13.17	1,313,031.16
T. Rowe Price Health Sciences Portfolio-II	$10.05	$10.00	650,887.18
Templeton Developing Markets Fund Class 2	$11.11	$9.23	327,713.10
Templeton Foreign VIP Fund Class 2	$12.58	$10.50	2,191,401.65
Templeton Global Bond VIP Fund Class 2	$10.35	$10.41	2,016,135.49
VanEck VIP Global Hard Assets Fund S	$7.68	$5.42	89,291.10
Western Asset Core Bond Plus Portfolio Class II	$10.54	$10.12	4,188,973.36
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.60	$11.91	42,796.68

1Investment option added as of May 1, 2018

2Deutsche name change to DWS effective July 2, 2018

3Formerly PIMCO VIT Foreign Bond (USD-Hedged) Portfolio

4Formerly PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class

5Formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class

Table 1 - Base Contract with 7-Year Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2016)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$11.51	$13.01	15,794.48
AB VPS Real Estate Investment Portfolio B	$13.90	$14.62	82,773.61
AB VPS Small Cap Growth Portfolio B	$13.89	$18.37	711.00
AB VPS Small/Mid Cap Value Portfolio B	$17.68	$19.72	36,071.28
Alger Capital Appreciation Portfolio Class S	$15.95	$20.62	139,096.96
ALPS | Alerian Energy Infrastructure Portfolio Class III	$8.16	$8.00	98,901.80
ALPS | Red Rocks Listed Private Equity Class III	$9.73	$12.02	9,197.22
American Century VP Inflation Protection Fund II	$9.20	$9.43	39,792.97
American Century VP Mid Cap Value Fund II	$17.87	$19.69	228,438.90
American Century VP Ultra Fund II	$15.41	$20.11	31,036.01
American Century VP Value Fund II	$16.36	$17.56	1,287,866.74
American Funds IS Asset Allocation Fund Class 4	$10.94	$12.54	313,099.31
American Funds IS Blue Chip Income and Growth Fund Class 4	$11.82	$13.63	396,754.02
American Funds IS Capital Income Builder® Class 4	$9.74	$10.85	264,316.55
American Funds IS Global Growth Fund Class 4	$10.40	$13.48	51,219.19
American Funds IS Global Growth and Income Fund Class 4	$10.20	$12.69	110,387.16
American Funds IS Global Small Capitalization Fund Class 4	$9.69	$12.04	44,702.02
American Funds IS Growth Fund Class 4	$11.68	$14.78	53,780.12
American Funds IS Growth-Income Fund Class 4	$11.25	$13.58	115,294.83
American Funds IS International Fund Class 4	$9.01	$11.74	89,593.51
American Funds IS International Growth and Income Fund Class 4	$8.56	$10.56	45,722.22
American Funds IS New World Fund® Class 4	$8.65	$11.03	315,514.91
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.08	$10.09	377,354.15
American Funds IS Ultra-Short Bond Fund Class 4	$9.59	$9.49	302,871.27
BlackRock Advantage Large Cap Core V.I. Fund Class III	$15.62	$18.83	11,412.39
BlackRock Basic Value V.I. Fund Class III	$16.17	$17.26	80,584.93
BlackRock Equity Dividend V.I. Fund Class III	$15.48	$17.83	162,765.22
BlackRock Global Allocation V.I. Fund Class III	$11.48	$12.91	238,473.76
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.17	$11.30	46,644.62
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.80	$11.12	7,212.60
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.56	$11.48	19,582.46
BlackRock Large Cap Focus Growth V.I. Fund Class III	$15.97	$20.40	42,351.30
Calvert VP S&P 500 Index Portfolio	$15.90	$19.09	1,172.66
Calvert VP SRI Mid Cap Portfolio	$14.23	$15.71	17,410.38
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.24	$10.59	3,981.59
ClearBridge Variable Dividend Strategy Portfolio Class II	$14.82	$17.44	147,538.51
ClearBridge Variable Large Cap Growth[1] II	$10.00	$10.93	32,105.72
ClearBridge Variable Mid Cap Portfolio Class II	$16.09	$17.91	67,607.97
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.52	$17.79	11,631.96
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$13.17	$15.81	32,281.64
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$12.31	$13.89	45,287.49
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.64	$11.75	251,291.25
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$11.25	$11.81	167,105.58
Columbia Variable Portfolio Select Large-Cap Value Fund[1] Class 2	$10.00	$11.18	3,742.10
Columbia Variable Portfolio Seligman Global Tech Fund[1] Class 2	$10.00	$10.82	4,125.70
Columbia Variable Portfolio US Government Mortgage Fund[1] Class 2	$10.00	$9.97	112.64
Deutsche Alternative Asset Allocation VIP-B	$9.98	$10.56	44,919.82
Deutsche CROCI® U.S. VIP-B	$12.22	$14.79	4,129.92
Deutsche Equity 500 Index VIP-B	$15.74	$18.84	394,568.32
Deutsche Global Small Cap VIP-B	$12.73	$15.06	6,784.52
Deutsche Small Cap Index VIP-B	$15.97	$18.00	63,443.75
Deutsche Small Mid Cap Value VIP-B	$15.40	$16.77	76,153.49
Eaton Vance VT Floating-Rate Income Fund	$11.13	$11.38	319,213.03
Fidelity® VIP Contrafund® Portfolio Service Class 2	$15.63	$18.79	94,088.88
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.20	$13.38	70,354.11
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.97	$13.52	120,519.73
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.89	$15.15	84,388.67
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.59	$16.52	27,427.53
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.42	$9.35	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$11.94	$12.62	116,884.89
Fidelity® VIP Mid Cap Portfolio Service Class 2	$15.21	$18.13	97,372.96
Fidelity® VIP Overseas Portfolio Service Class 2	$11.58	$14.88	14,092.45
Fidelity® VIP Real Estate Portfolio Service Class 2	$15.07	$15.46	221,016.80
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.99	$11.69	141,720.94
Fidelity® VIP Value Strategies Portfolio Service Class 2	$15.35	$18.07	75,318.45
First Investors Life Series Covered Call Strategy Fund[1]	$10.00	$10.48	0.00
First Investors Life Series International Fund	$9.91	$13.02	6,056.88
First Investors Life Series Opportunity Fund	$10.69	$12.58	309,560.11
First Investors Life Series Total Return Fund	$11.26	$12.44	867.82
Franklin Income VIP Fund Class 2	$12.20	$13.22	280,701.56
Franklin Mutual Global Discovery VIP Fund Class 2	$14.00	$15.03	73,193.58
Franklin Mutual Shares VIP Fund Class 2	$15.18	$16.25	72,893.01
Franklin Rising Dividends VIP Fund Class 2	$15.88	$18.92	122,540.16
Guggenheim VIF Global Managed Futures Strategy Fund	$8.35	$8.97	4,634.53
Guggenheim VIF Long Short Equity Fund	$11.50	$13.06	12,191.38
Guggenheim VIF Multi-Hedge Strategies Fund	$10.27	$10.52	30,086.62
Guggenheim VIF Small Cap Value Series Q	$15.52	$15.91	10,954.71
Ivy VIP Asset Strategy	$10.45	$12.22	102,224.39
Ivy VIP Balanced	$12.81	$14.11	221,578.14
Ivy VIP Energy	$10.16	$8.77	65,690.83
Ivy VIP Global Bond	$10.18	$10.49	73,080.50
Ivy VIP Global Equity Income[2]	$14.59	$16.66	48,062.85
Ivy VIP Global Growth	$12.10	$14.90	27,957.11
Ivy VIP Growth	$16.08	$20.56	65,108.87
Ivy VIP High Income	$11.08	$11.69	887,165.26
Ivy VIP International Core Equity	$12.14	$14.78	139,351.91
Ivy VIP Mid Cap Growth	$10.45	$16.80	132,439.05
Ivy VIP Natural Resources	$7.60	$7.74	14,920.33
Ivy VIP Science and Technology	$16.34	$21.34	71,248.20
Ivy VIP Small Cap Core	$17.43	$19.60	159,131.99
Ivy VIP Small Cap Growth	$13.10	$15.94	70,117.49
Janus Henderson Balanced Portfolio Service Shares	$13.40	$15.65	78,576.13
Janus Henderson Enterprise Portfolio Service Shares	$13.73	$17.25	39,489.38
Janus Henderson Flexible Bond Portfolio Service Shares	$10.59	$10.82	66,117.35
Janus Henderson Global Research Portfolio Service Shares	$13.42	$16.80	4,942.08
Janus Henderson Global Technology Portfolio Service Shares	$17.10	$24.50	66,145.16
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.01	$10.07	11,968.31
Janus Henderson Mid Cap Value Portfolio Service Shares	$14.86	$16.70	56,999.96
Janus Henderson Overseas Portfolio Service Shares	$7.37	$9.53	3,715.25
Janus Henderson Research Portfolio Service Shares	$15.20	$19.17	5,380.35
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$12.04	$14.34	43,363.71
Lazard Retirement International Equity Portfolio Service Shares	$11.27	$13.63	2,560.99
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.09	$13.05	394,335.93
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.16	$16.91	18,830.03
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$15.61	$17.37	37,561.28
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.11	$10.22	111,835.92
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.30	$12.26	5,863.35
MFS VIT II Corporate Bond Portfolio Service Class	$10.65	$11.17	78,403.83
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.33	$11.34	24,356.49
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.61	$12.69	39,342.01
MFS VIT II International Value Portfolio Service Class	$14.59	$18.29	124,291.79
MFS VIT II Technology Portfolio Service Class	$16.54	$22.67	45,649.10
MFS VIT New Discovery Portfolio Service Class	$13.55	$16.92	21,526.91
MFS VIT Utilities Portfolio Service Class	$13.15	$14.89	87,046.29
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.12	$14.12	3,460.51
Oppenheimer Global Fund/VA Service Class	$9.91	$13.36	19,872.62
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.50	$9.41	5,933.47
Oppenheimer International Growth Fund/VA Service Class	$9.07	$11.34	430,769.02
Oppenheimer Main Street Fund/VA Service Class	$11.57	$13.26	64,238.56
Oppenheimer Main Street Small Cap Fund/VA Service Class	$11.78	$13.34	31,627.41
Oppenheimer Total Return Bond Fund4/VA Service Class	$10.28	$10.60	60,771.60
PIMCO All Asset Portfolio Advisor Class	$10.47	$11.74	71,902.98
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$5.40	$5.44	270,234.20
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.00	$11.94	31,448.81
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.49	$10.65	11,469.36
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.29	$9.97	11,244.93
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.57	$10.79	1,106.41
PIMCO High Yield Portfolio Advisor Class	$12.34	$12.99	84,747.07
PIMCO Income Portfolio[1] Advisor Class	$10.00	$10.13	40,574.76
PIMCO Low Duration Portfolio Advisor Class	$10.01	$10.02	426,271.21
PIMCO Real Return Portfolio Advisor Class	$9.52	$9.74	405,376.01
PIMCO Short-Term Portfolio Advisor Class	$9.99	$10.11	1,166,785.81
PIMCO Total Return Portfolio Advisor Class	$10.56	$10.94	348,900.72
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.03	$10.40	63,442.51
Pioneer Bond VCT Portfolio Class II	$11.08	$11.35	1,029,646.81
Pioneer Equity Income VCT Portfolio Class II	$17.00	$19.35	62,429.67
Pioneer Fund VCT Portfolio Class II	$15.36	$18.43	9,733.36
Pioneer High Yield VCT Portfolio Class II	$12.28	$13.00	36,900.26
Pioneer Strategic Income VCT Portfolio Class II	$11.14	$11.54	250,204.51
Power Dividend Index VIT Fund[1] Class 1	$10.00	$10.69	14,194.53
Power Income VIT Fund Class 2	$9.98	$10.08	1,397.29
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.64	$17.49	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$6.24	$6.13	8,938.50
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.73	$16.55	10,597.77
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.34	$12.76	5,738.71
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.74	$11.15	16,742.54
Royce Capital Fund - Small-Cap Portfolio Service Class	$14.21	$14.77	383,622.12
Rydex VIF Biotechnology Fund	$16.21	$20.74	29,187.36
Rydex VIF S&P 500 Pure Growth Fund	$15.92	$19.58	21,375.19
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.20	$15.50	12,086.17
T. Rowe Price Blue Chip Growth Portfolio-II	$9.83	$13.20	138,723.33
T. Rowe Price Health Sciences Portfolio-II	$8.02	$10.09	50,836.05
Templeton Developing Markets Fund Class 2	$8.06	$11.19	31,792.16
Templeton Foreign VIP Fund Class 2	$10.98	$12.67	640,110.66
Templeton Global Bond VIP Fund Class 2	$10.35	$10.42	422,174.74
VanEck VIP Global Hard Assets Fund S	$7.98	$7.73	54,300.38
Western Asset Core Bond Plus Portfolio Class II	$10.14	$10.59	1,610,769.98
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.84	$12.69	23,767.24

1Investment option added 8/1/17

2Formerly Ivy VIP Dividend Opportunities

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2016)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$11.45	$12.92	36,461.85
AB VPS Real Estate Investment Portfolio B	$13.84	$14.52	190,700.57
AB VPS Small Cap Growth Portfolio B	$13.82	$18.24	1,140.78
AB VPS Small/Mid Cap Value Portfolio B	$17.59	$19.59	64,868.61
Alger Capital Appreciation Portfolio Class S	$15.87	$20.48	319,678.83
ALPS | Alerian Energy Infrastructure Portfolio Class III	$8.12	$7.94	113,639.73
ALPS | Red Rocks Listed Private Equity Class III	$9.70	$11.96	107,001.47
American Century VP Inflation Protection Fund II	$9.15	$9.36	93,611.57
American Century VP Mid Cap Value Fund II	$17.78	$19.55	584,826.20
American Century VP Ultra Fund II	$15.34	$19.98	51,383.52
American Century VP Value Fund II	$16.28	$17.44	2,588,290.28
American Funds IS Asset Allocation Fund Class 4	$10.89	$12.46	1,164,307.50
American Funds IS Blue Chip Income and Growth Fund Class 4	$11.76	$13.54	1,016,215.27
American Funds IS Capital Income Builder® Class 4	$9.69	$10.77	930,362.96
American Funds IS Global Growth Fund Class 4	$10.35	$13.39	117,429.63
American Funds IS Global Growth and Income Fund Class 4	$10.15	$12.61	326,138.64
American Funds IS Global Small Capitalization Fund Class 4	$9.65	$11.96	46,694.34
American Funds IS Growth Fund Class 4	$11.63	$14.68	138,201.06
American Funds IS Growth-Income Fund Class 4	$11.19	$13.48	250,247.72
American Funds IS International Fund Class 4	$8.96	$11.66	125,208.21
American Funds IS International Growth and Income Fund Class 4	$8.52	$10.48	154,211.49
American Funds IS New World Fund® Class 4	$8.60	$10.96	496,469.80
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.03	$10.02	285,803.63
American Funds IS Ultra-Short Bond Fund Class 4	$9.54	$9.43	831,771.09
BlackRock Advantage Large Cap Core V.I. Fund Class III	$15.54	$18.70	17,815.72
BlackRock Basic Value V.I. Fund Class III	$16.09	$17.15	154,039.74
BlackRock Equity Dividend V.I. Fund Class III	$15.41	$17.71	646,311.84
BlackRock Global Allocation V.I. Fund Class III	$11.42	$12.82	870,819.03
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.12	$11.23	63,328.18
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.75	$11.04	52,949.06
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.51	$11.41	14,677.51
BlackRock Large Cap Focus Growth V.I. Fund Class III	$15.89	$20.26	118,939.76
Calvert VP S&P 500 Index Portfolio	$15.82	$18.96	4,945.74
Calvert VP SRI Mid Cap Portfolio	$14.16	$15.60	21,659.60
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.21	$10.54	15,403.22
ClearBridge Variable Dividend Strategy Portfolio Class II	$14.75	$17.32	412,641.82
ClearBridge Variable Large Cap Growth[1] II	$10.00	$10.92	102,818.87
ClearBridge Variable Mid Cap Portfolio Class II	$16.01	$17.78	184,383.51
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.45	$17.67	71,236.18
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$13.10	$15.71	107,161.46
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$12.26	$13.80	93,478.33
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.59	$11.67	656,054.40
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$11.20	$11.73	518,060.73
Columbia Variable Portfolio Select Large-Cap Value Fund[1] Class 2	$10.00	$11.18	7,124.36
Columbia Variable Portfolio Seligman Global Tech Fund[1] Class 2	$10.00	$10.82	25,912.59
Columbia Variable Portfolio US Government Mortgage Fund[1] Class 2	$10.00	$9.96	2,658.11
Deutsche Alternative Asset Allocation VIP-B	$9.94	$10.49	115,040.78
Deutsche CROCI® U.S. VIP-B	$12.16	$14.69	14,869.94
Deutsche Equity 500 Index VIP-B	$15.66	$18.71	530,400.83
Deutsche Global Small Cap VIP-B	$12.67	$14.95	35,858.50
Deutsche Small Cap Index VIP-B	$15.89	$17.88	143,155.00
Deutsche Small Mid Cap Value VIP-B	$15.33	$16.66	202,477.31
Eaton Vance VT Floating-Rate Income Fund	$11.07	$11.30	1,928,506.46
Fidelity® VIP Contrafund® Portfolio Service Class 2	$15.56	$18.66	307,943.44
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.16	$13.29	211,539.52
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.91	$13.42	76,039.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.82	$15.05	64,539.52
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.53	$16.40	37,270.16
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.37	$9.29	1,903,208.05
Fidelity® VIP High Income Portfolio Service Class 2	$11.88	$12.53	576,251.67
Fidelity® VIP Mid Cap Portfolio Service Class 2	$15.14	$18.00	196,806.94
Fidelity® VIP Overseas Portfolio Service Class 2	$11.53	$14.78	38,914.81
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.99	$15.35	555,873.07
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.94	$11.61	564,925.20
Fidelity® VIP Value Strategies Portfolio Service Class 2	$15.28	$17.95	182,306.15
First Investors Life Series Covered Call Strategy Fund[1]	$10.00	$10.48	0.00
First Investors Life Series International Fund	$9.86	$12.94	36,177.35
First Investors Life Series Opportunity Fund	$10.64	$12.50	429,282.68
First Investors Life Series Total Return Fund	$11.20	$12.35	30,805.25
Franklin Income VIP Fund Class 2	$12.14	$13.13	1,013,195.28
Franklin Mutual Global Discovery VIP Fund Class 2	$13.93	$14.93	268,577.10
Franklin Mutual Shares VIP Fund Class 2	$15.10	$16.14	276,919.40
Franklin Rising Dividends VIP Fund Class 2	$15.80	$18.80	443,104.93
Guggenheim VIF Global Managed Futures Strategy Fund	$8.31	$8.91	18,322.06
Guggenheim VIF Long Short Equity Fund	$11.44	$12.97	21,174.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.22	$10.45	90,444.25
Guggenheim VIF Small Cap Value Series Q	$15.45	$15.80	44,461.45
Ivy VIP Asset Strategy	$10.40	$12.13	465,094.37
Ivy VIP Balanced	$12.75	$14.01	804,806.49
Ivy VIP Energy	$10.11	$8.71	169,595.09
Ivy VIP Global Bond	$10.13	$10.42	90,551.93
Ivy VIP Global Equity Income[2]	$14.52	$16.55	105,566.58
Ivy VIP Global Growth	$12.04	$14.80	48,829.26
Ivy VIP Growth	$16.00	$20.42	154,263.99
Ivy VIP High Income	$11.03	$11.61	3,043,954.60
Ivy VIP International Core Equity	$12.08	$14.68	209,156.19
Ivy VIP Mid Cap Growth	$13.32	$16.68	131,610.93
Ivy VIP Natural Resources	$7.57	$7.69	179,951.11
Ivy VIP Science and Technology	$16.26	$21.19	143,766.43
Ivy VIP Small Cap Core	$17.35	$19.46	401,941.73
Ivy VIP Small Cap Growth	$13.04	$15.84	193,442.72
Janus Henderson Balanced Portfolio Service Shares	$13.34	$15.55	334,914.56
Janus Henderson Enterprise Portfolio Service Shares	$13.66	$17.13	125,840.55
Janus Henderson Flexible Bond Portfolio Service Shares	$10.54	$10.75	265,808.35
Janus Henderson Global Research Portfolio Service Shares	$13.35	$16.69	9,577.83
Janus Henderson Global Technology Portfolio Service Shares	$17.02	$24.33	147,847.25
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$9.99	$10.02	84,972.95
Janus Henderson Mid Cap Value Portfolio Service Shares	$14.79	$16.58	118,940.35
Janus Henderson Overseas Portfolio Service Shares	$7.34	$9.47	13,076.03
Janus Henderson Research Portfolio Service Shares	$15.13	$19.04	11,415.68
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.98	$14.24	95,342.40
Lazard Retirement International Equity Portfolio Service Shares	$11.22	$13.54	76,900.22
Lord Abbett Series Fund Bond Debenture Portfolio VC	$12.03	$12.96	1,040,571.59
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.10	$16.79	39,671.54
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$15.53	$17.25	42,542.92
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.08	$10.17	626,688.72
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.27	$12.20	29,955.41
MFS VIT II Corporate Bond Portfolio Service Class	$10.60	$11.10	232,785.17
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.29	$11.26	67,600.16
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.55	$12.60	55,537.37
MFS VIT II International Value Portfolio Service Class	$14.52	$18.16	273,141.13
MFS VIT II Technology Portfolio Service Class	$16.46	$22.52	86,067.10
MFS VIT New Discovery Portfolio Service Class	$13.48	$16.80	51,538.60
MFS VIT Utilities Portfolio Service Class	$13.09	$14.79	170,736.80
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.07	$14.03	8,950.36
Oppenheimer Global Fund/VA Service Class	$9.86	$13.27	68,404.04
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.45	$9.34	3,327.06
Oppenheimer International Growth Fund/VA Service Class	$9.03	$11.27	795,940.95
Oppenheimer Main Street Fund/VA Service Class	$11.51	$13.17	72,516.90
Oppenheimer Main Street Small Cap Fund/VA Service Class	$11.72	$13.25	87,827.00
Oppenheimer Total Return Bond Fund4/VA Service Class	$10.23	$10.53	130,709.49
PIMCO All Asset Portfolio Advisor Class	$10.42	$11.66	344,843.06
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$5.37	$5.41	666,306.28
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.95	$11.86	60,709.72
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.46	$10.60	58,879.49
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.24	$9.90	20,230.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.53	$10.72	34,060.10
PIMCO High Yield Portfolio Advisor Class	$12.28	$12.90	442,235.48
PIMCO Income Portfolio[1] Advisor Class	$10.00	$10.12	513,952.99
PIMCO Low Duration Portfolio Advisor Class	$9.96	$9.95	1,476,787.61
PIMCO Real Return Portfolio Advisor Class	$9.47	$9.68	1,219,061.45
PIMCO Short-Term Portfolio Advisor Class	$9.95	$10.04	3,177,219.40
PIMCO Total Return Portfolio Advisor Class	$10.51	$10.87	2,422,965.77
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.00	$10.35	151,328.16
Pioneer Bond VCT Portfolio Class II	$11.03	$11.28	2,284,291.20
Pioneer Equity Income VCT Portfolio Class II	$16.91	$19.22	191,140.79
Pioneer Fund VCT Portfolio Class II	$15.28	$18.30	30,076.03
Pioneer High Yield VCT Portfolio Class II	$12.23	$12.91	117,163.33
Pioneer Strategic Income VCT Portfolio Class II	$11.09	$11.46	909,982.45
Power Dividend Index VIT Fund[1] Class 1	$10.00	$10.68	174,238.16
Power Income VIT Fund Class 2	$9.93	$10.01	118,591.62
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.57	$17.37	12,883.81
Prudential Series Fund Natural Resources Portfolio Class II	$6.21	$6.09	21,442.83
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.66	$16.44	20,104.92
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.28	$12.67	29,619.31
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.68	$11.07	33,238.29
Royce Capital Fund - Small-Cap Portfolio Service Class	$14.14	$14.67	783,548.24
Rydex VIF Biotechnology Fund	$16.13	$20.60	43,318.61
Rydex VIF S&P 500 Pure Growth Fund	$15.84	$19.44	42,089.94
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.14	$15.40	19,329.89
T. Rowe Price Blue Chip Growth Portfolio-II	$9.80	$13.14	371,282.85
T. Rowe Price Health Sciences Portfolio-II	$8.00	$10.05	118,079.04
Templeton Developing Markets Fund Class 2	$8.02	$11.11	388,301.58
Templeton Foreign VIP Fund Class 2	$10.93	$12.58	1,695,400.10
Templeton Global Bond VIP Fund Class 2	$10.30	$10.35	1,245,351.00
VanEck VIP Global Hard Assets Fund S	$7.94	$7.68	35,520.27
Western Asset Core Bond Plus Portfolio Class II	$10.11	$10.54	5,099,262.45
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.78	$12.60	76,664.96

1Investment option added 8/1/17

2Formerly Ivy VIP Dividend Opportunities

Table 1 - Base Contract with 7-Year Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2015)	Accumulation Unit Value at End of Period (12/31/2016)	Number of Accumulation Units at End of Period
2016
AB VPS Dynamic Asset Allocation Portfolio B	$11.26	$11.51	71,017.52
AB VPS Real Estate Investment Portfolio B	$13.10	$13.90	216,735.92
AB VPS Small Cap Growth Portfolio B	$13.23	$13.89	2,802.74
AB VPS Small/Mid Cap Value Portfolio B	$14.33	$17.68	101,490.85
Alger Capital Appreciation Portfolio Class S	$16.10	$15.95	433,058.35
ALPS | Alerian Energy Infrastructure Portfolio Class III	$5.86	$8.16	177,793.16
ALPS | Red Rocks Listed Private Equity Class III	$9.12	$9.73	27,269.40
American Century VP Inflation Protection Fund II	$8.91	$9.20	112,090.13
American Century VP Mid Cap Value Fund II	$14.73	$17.87	679,885.26
American Century VP Ultra Fund II	$14.94	$15.41	41,537.34
American Century VP Value Fund II	$13.76	$16.36	3,187,501.41
American Funds IS Asset Allocation Fund Class 4	$10.14	$10.94	894,211.21
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.09	$11.82	1,047,861.29
American Funds IS Capital Income Builder® Class 4	$9.49	$9.74	831,361.54
American Funds IS Global Growth Fund Class 4	$10.48	$10.40	114,621.71
American Funds IS Global Growth and Income Fund Class 4	$9.64	$10.20	321,313.86
American Funds IS Global Small Capitalization Fund Class 4	$9.63	$9.69	68,063.17
American Funds IS Growth Fund Class 4	$10.82	$11.68	105,786.20
American Funds IS Growth-Income Fund Class 4	$10.23	$11.25	233,967.95
American Funds IS International Fund Class 4	$8.83	$9.01	128,803.00
American Funds IS International Growth and Income Fund Class 4	$8.56	$8.56	132,671.41
American Funds IS New World Fund® Class 4	$8.33	$8.65	611,343.83
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.09	$10.08	646,373.93
American Funds IS Ultra-Short Bond Fund Class 4	$9.74	$9.59	1,153,454.34
BlackRock Advantage Large Cap Core V.I. Fund[8] Class III	$14.33	$15.62	27,020.52
BlackRock Basic Value V.I. Fund Class III	$13.89	$16.17	202,448.69
BlackRock Capital Appreciation V.I. Fund Class III	$14.98	$14.79	87,035.44
BlackRock Equity Dividend V.I. Fund Class III	$13.50	$15.48	571,275.46
BlackRock Global Allocation V.I. Fund Class III	$11.19	$11.48	1,064,997.60
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.68	$10.17	75,052.84
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.34	$9.80	36,689.26
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$9.76	$9.97	52,764.92
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$8.86	$9.56	30,156.95
BlackRock Large Cap Focus Growth V.I. Fund Class III	$15.02	$15.97	113,299.22
Calvert VP S&P 500 Index Portfolio	$14.41	$15.90	5,784.65
Calvert VP SRI Mid Cap Portfolio	$13.42	$14.23	35,818.43
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.26	$9.24	22,530.43
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.06	$14.82	307,592.01
ClearBridge Variable Mid Cap Portfolio Class II	$14.92	$16.09	152,973.11
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.92	$14.52	59,371.29
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$12.29	$13.17	84,745.02
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.98	$12.31	136,316.66
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$9.69	$10.64	754,283.30
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.19	$11.25	637,739.72
Deutsche Alternative Asset Allocation VIP-B	$9.62	$9.98	166,368.45
Deutsche CROCI® U.S.[1] VIP-B	$12.96	$12.22	20,968.70
Deutsche Equity 500 Index VIP-B	$14.30	$15.74	692,357.95
Deutsche Global Small Cap VIP-B	$12.71	$12.73	38,933.76
Deutsche Small Cap Index VIP-B	$13.38	$15.97	164,075.76
Deutsche Small Mid Cap Value VIP-B	$13.38	$15.40	135,165.30
Eaton Vance VT Floating-Rate Income Fund	$10.33	$11.13	2,034,620.43
Fidelity® VIP Contrafund® Portfolio Service Class 2	$14.68	$15.63	304,222.69
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.04	$9.20	161,066.39
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.63	$11.97	201,874.19
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.43	$12.89	138,498.09
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.04	$13.59	50,976.41
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.52	$9.42	2,229,175.19
Fidelity® VIP High Income Portfolio Service Class 2	$10.58	$11.94	764,551.40
Fidelity® VIP Mid Cap Portfolio Service Class 2	$13.75	$15.21	259,909.45
Fidelity® VIP Overseas Portfolio Service Class 2	$12.37	$11.58	53,274.95
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.45	$15.07	730,177.98
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.30	$10.99	532,420.97
Fidelity® VIP Value Strategies Portfolio Service Class 2	$14.21	$15.35	179,350.94
First Investors Life Series International Fund	$10.46	$9.91	11,278.31
First Investors Life Series Opportunity Fund	$9.99	$10.69	689,988.03
First Investors Life Series Total Return Fund	$10.68	$11.26	30,745.23
Franklin Income VIP Fund Class 2	$10.82	$12.20	1,014,188.34
Franklin Mutual Global Discovery VIP Fund Class 2	$12.63	$14.00	278,124.66
Franklin Mutual Shares VIP Fund Class 2	$13.23	$15.18	306,576.84
Franklin Rising Dividends VIP Fund Class 2	$13.84	$15.88	509,811.47
Guggenheim VIF Global Managed Futures Strategy Fund	$9.91	$8.35	29,517.75
Guggenheim VIF Long Short Equity Fund	$11.56	$11.50	29,492.25
Guggenheim VIF Multi-Hedge Strategies Fund	$10.44	$10.27	145,477.59
Guggenheim VIF Small Cap Value Series Q	$12.40	$15.52	68,234.01
Ivy VIP Asset Strategy	$10.85	$10.45	651,754.08
Ivy VIP Balanced	$12.70	$12.81	1,082,981.51
Ivy VIP Dividend Opportunities	$13.80	$14.59	153,539.48
Ivy VIP Energy	$7.64	$10.16	262,781.47
Ivy VIP Global Bond	$9.62	$10.18	148,447.72
Ivy VIP Global Growth	$12.63	$12.10	82,161.38
Ivy VIP Growth	$16.07	$16.08	208,144.63
Ivy VIP High Income	$9.65	$11.08	3,724,951.54
Ivy VIP International Core Equity	$12.15	$12.14	305,269.28
Ivy VIP Mid Cap Growth	$12.76	$10.45	651,754.08
Ivy VIP Natural Resources[6]	$6.21	$7.60	116,104.57
Ivy VIP Science and Technology	$16.28	$16.34	201,779.46
Ivy VIP Small Cap Core[2]	$13.68	$17.43	457,605.41
Ivy VIP Small Cap Growth	$12.88	$13.10	242,548.87
Janus Henderson Balanced Portfolio[5] Service Shares	$13.00	$13.40	323,233.52
Janus Henderson Enterprise Portfolio[5] Service Shares	$12.39	$13.73	86,226.11
Janus Henderson Flexible Bond Portfolio[5] Service Shares	$10.48	$10.59	341,644.12
Janus Henderson Global Research Portfolio[5] Service Shares	$13.33	$13.42	14,375.93
Janus Henderson Global Technology Portfolio[5] Service Shares	$15.19	$17.10	134,518.36
Janus Henderson Global Unconstrained Bond Portfolio[5] Service Shares	$9.68	$10.01	95,007.44
Janus Henderson Mid Cap Value Portfolio[5,7] Service Shares	$12.66	$14.86	158,314.46
Janus Henderson Overseas Portfolio[5] Service Shares	$7.99	$7.37	16,159.85
Janus Henderson Research Portfolio3, [5] Service Shares	$15.33	$15.20	16,444.76
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.79	$12.04	152,840.54
Lazard Retirement International Equity Portfolio Service Shares	$11.91	$11.27	43,048.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.91	$12.09	998,594.66
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.67	$13.16	59,623.45
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.64	$15.61	77,791.10
Lord Abbett Series Fund Short Duration Income Portfolio VC	$9.89	$10.11	462,842.74
MFS VIT II Blended Research Core Equity Portfolio Service Class	$9.63	$10.30	10,605.16
MFS VIT II Corporate Bond Portfolio Service Class	$10.17	$10.65	227,632.33
MFS VIT II Emerging Markets Equity Portfolio Service Class	$7.73	$8.33	31,359.40
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.08	$11.61	66,251.48
MFS VIT II International Value Portfolio Service Class	$14.21	$14.59	289,643.08
MFS VIT II Technology Portfolio Service Class	$15.44	$16.54	141,621.65
MFS VIT New Discovery Portfolio Service Class	$12.60	$13.55	67,729.55
MFS VIT Utilities Portfolio Service Class	$11.96	$13.15	230,892.25
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.02	$11.12	11,019.18
Oppenheimer Global Fund/VA Service Class	$10.04	$9.91	29,063.95
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.28	$9.50	24,807.19
Oppenheimer International Growth Fund/VA Service Class	$9.44	$9.07	534,562.84
Oppenheimer Main Street Fund/VA Service Class	$10.52	$11.57	71,255.72
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.13	$11.78	100,137.48
Oppenheimer Total Return Bond Fund4/VA Service Class	$10.09	$10.28	248,780.54
PIMCO All Asset Portfolio Advisor Class	$9.38	$10.47	430,127.24
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$4.75	$5.40	896,054.79
PIMCO Emerging Markets Bond Portfolio Advisor Class	$9.83	$11.00	73,183.97
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$9.98	$10.49	39,542.15
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.04	$9.29	32,869.63
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.32	$9.57	29,561.30
PIMCO High Yield Portfolio Advisor Class	$11.11	$12.34	412,742.24
PIMCO Low Duration Portfolio Advisor Class	$9.99	$10.01	1,762,411.55
PIMCO Real Return Portfolio Advisor Class	$9.16	$9.52	1,506,019.84
PIMCO Short-Term Portfolio Advisor Class	$9.89	$9.99	4,353,489.27
PIMCO Total Return Portfolio Advisor Class	$10.41	$10.56	2,589,129.38
PIMCO Unconstrained Bond Portfolio Advisor Class	$9.70	$10.03	181,032.16
Pioneer Bond VCT Portfolio Class II	$10.78	$11.08	2,652,195.79
Pioneer Equity Income VCT Portfolio Class II	$14.38	$17.00	139,701.32
Pioneer Fund VCT Portfolio Class II	$14.17	$15.36	25,308.08
Pioneer High Yield VCT Portfolio Class II	$10.92	$12.28	159,677.64
Pioneer Strategic Income VCT Portfolio Class II	$10.50	$11.14	917,803.49
Power Income VIT Fund Class 2	$9.67	$9.98	121,564.52
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.63	$13.64	18,431.40
Prudential Series Fund Natural Resources Portfolio Class II	$5.05	$6.24	29,560.53
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.38	$13.73	33,602.99
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.52	$11.34	40,798.36
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.10	$10.74	43,874.06
Royce Capital Fund - Small-Cap Portfolio Service Class	$11.93	$14.21	1,172,492.54
Rydex VIF Biotechnology Fund	$20.41	$16.21	76,029.36
Rydex VIF S&P 500 Pure Growth Fund	$15.70	$15.92	47,037.39
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.00	$13.20	26,076.72
T. Rowe Price Blue Chip Growth Portfolio-II	$9.89	$9.83	242,555.62
T. Rowe Price Health Sciences Portfolio-II	$9.09	$8.02	91,339.88
Templeton Developing Markets Fund Class 2	$6.94	$8.06	471,459.96
Templeton Foreign VIP Fund Class 2	$10.36	$10.98	2,031,836.62
Templeton Global Bond VIP Fund Class 2	$10.17	$10.35	1,558,314.12
VanEck VIP Global Hard Assets Fund S	$5.63	$7.98	100,112.65
Western Asset Core Bond Plus Portfolio Class II	$9.84	$10.14	3,345,131.71
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.38	$11.84	43,169.23

1Forerly Deutsche Large Cap Value VIP-B

2Formerly Ivy VIP Small Cap Value

3Formerly Janus Aspen Janus Portfolio Service Shares

4Formerly Oppenheimer Core Bond Fund

5Janus Aspen Changed to Janus Henderson effective 5/31/17

6Formerly Ivy VIP Global Natural Resources

7Formerly Janus Aspen Perkins Mid Cap Value Portfolio Service Shares

8Formerly BlackRock Large Cap Core V.I. Fund Class III

9Formerly BlackRock Large Cap Growth V.I. Fund Class III

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2015)	Accumulation Unit Value at End of Period (12/31/2016)	Number of Accumulation Units at End of Period
2016
AB VPS Dynamic Asset Allocation Portfolio B	$11.23	$11.45	71,017.52
AB VPS Real Estate Investment Portfolio B	$13.06	$13.84	216,735.92
AB VPS Small Cap Growth Portfolio B	$13.19	$13.82	2,802.74
AB VPS Small/Mid Cap Value Portfolio B	$14.29	$17.59	101,490.85
Alger Capital Appreciation Portfolio Class S	$16.05	$15.87	433,058.35
ALPS | Alerian Energy Infrastructure Portfolio Class III	$5.84	$8.12	177,793.16
ALPS | Red Rocks Listed Private Equity Class III	$9.11	$9.70	27,269.40
American Century VP Inflation Protection Fund II	$8.89	$9.15	112,090.13
American Century VP Mid Cap Value Fund II	$14.69	$17.78	679,885.26
American Century VP Ultra Fund II	$14.90	$15.34	41,537.34
American Century VP Value Fund II	$13.72	$16.28	3,187,501.41
American Funds IS Asset Allocation Fund Class 4	$10.11	$10.89	894,211.21
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.06	$11.76	1,047,861.29
American Funds IS Capital Income Builder® Class 4	$9.47	$9.69	831,361.54
American Funds IS Global Growth Fund Class 4	$10.45	$10.35	114,621.71
American Funds IS Global Growth and Income Fund Class 4	$9.62	$10.15	321,313.86
American Funds IS Global Small Capitalization Fund Class 4	$9.60	$9.65	68,063.17
American Funds IS Growth Fund Class 4	$10.79	$11.63	105,786.20
American Funds IS Growth-Income Fund Class 4	$10.20	$11.19	233,967.95
American Funds IS International Fund Class 4	$8.80	$8.96	128,803.00
American Funds IS International Growth and Income Fund Class 4	$8.53	$8.52	132,671.41
American Funds IS New World Fund® Class 4	$8.30	$8.60	611,343.83
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.06	$10.03	646,373.93
American Funds IS Ultra-Short Bond Fund Class 4	$9.71	$9.54	1,153,454.34
BlackRock Advantage Large Cap Core V.I. Fund[8] Class III	$14.29	$15.54	27,020.52
BlackRock Basic Value V.I. Fund Class III	$13.85	$16.09	202,448.69
BlackRock Capital Appreciation V.I. Fund Class III	$14.94	$14.72	87,035.44
BlackRock Equity Dividend V.I. Fund Class III	$13.46	$15.41	571,275.46
BlackRock Global Allocation V.I. Fund Class III	$11.16	$11.42	1,064,997.60
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.66	$10.12	75,052.84
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.31	$9.75	36,689.26
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$9.74	$9.92	52,764.92
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$8.84	$9.51	30,156.95
BlackRock Large Cap Focus Growth V.I. Fund[9] Class III	$14.98	$15.89	113,299.22
Calvert VP S&P 500 Index Portfolio	$14.37	$15.82	5,784.65
Calvert VP SRI Mid Cap Portfolio	$13.38	$14.16	35,818.43
ClearBridge Variable Aggressive Growth Portfolio Class II	$9.25	$9.21	22,530.43
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.03	$14.75	307,592.01
ClearBridge Variable Mid Cap Portfolio Class II	$14.88	$16.01	152,973.11
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.88	$14.45	59,371.29
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$12.25	$13.10	84,745.02
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.95	$12.26	136,316.66
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$9.66	$10.59	754,283.30
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.16	$11.20	637,739.72
Deutsche Alternative Asset Allocation VIP-B	$9.59	$9.94	166,368.45
Deutsche CROCI® U.S.[1] VIP-B	$12.92	$12.16	20,968.70
Deutsche Equity 500 Index VIP-B	$14.26	$15.66	692,357.95
Deutsche Global Small Cap VIP-B	$12.68	$12.67	38,933.76
Deutsche Small Cap Index VIP-B	$13.35	$15.89	164,075.76
Deutsche Small Mid Cap Value VIP-B	$13.34	$15.33	135,165.30
Eaton Vance VT Floating-Rate Income Fund	$10.30	$11.07	2,034,620.43
Fidelity® VIP Contrafund® Portfolio Service Class 2	$14.64	$15.56	304,222.69
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$9.02	$9.16	161,066.39
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$11.60	$11.91	201,874.19
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$12.40	$12.82	138,498.09
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$13.00	$13.53	50,976.41
Fidelity® VIP Government Money Market Portfolio[4] Service Class 2	$9.50	$9.37	2,229,175.19
Fidelity® VIP High Income Portfolio Service Class 2	$10.55	$11.88	764,551.40
Fidelity® VIP Mid Cap Portfolio Service Class 2	$13.71	$15.14	259,909.45
Fidelity® VIP Overseas Portfolio Service Class 2	$12.33	$11.53	53,274.95
Fidelity® VIP Real Estate Portfolio Service Class 2	$14.41	$14.99	730,177.98
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.27	$10.94	532,420.97
Fidelity® VIP Value Strategies Portfolio Service Class 2	$14.17	$15.28	179,350.94
First Investors Life Series International Fund	$10.43	$9.86	11,278.31
First Investors Life Series Opportunity Fund	$9.96	$10.64	689,988.03
First Investors Life Series Total Return Fund	$10.65	$11.20	30,745.23
Franklin Income VIP Fund Class 2	$10.79	$12.14	1,014,188.34
Franklin Mutual Global Discovery VIP Fund Class 2	$12.59	$13.93	278,124.66
Franklin Mutual Shares VIP Fund Class 2	$13.19	$15.10	306,576.84
Franklin Rising Dividends VIP Fund Class 2	$13.80	$15.80	509,811.47
Guggenheim VIF Global Managed Futures Strategy Fund	$9.88	$8.31	29,517.75
Guggenheim VIF Long Short Equity Fund	$11.52	$11.44	29,492.25
Guggenheim VIF Multi-Hedge Strategies Fund	$10.41	$10.22	145,477.59
Guggenheim VIF Small Cap Value Series Q	$12.37	$15.45	68,234.01
Ivy VIP Asset Strategy	$10.82	$10.40	651,754.08
Ivy VIP Balanced	$12.67	$12.75	1,082,981.51
Ivy VIP Dividend Opportunities	$13.76	$14.52	153,539.48
Ivy VIP Energy	$7.62	$10.11	262,781.47
Ivy VIP Global Bond	$9.59	$10.13	148,447.72
Ivy VIP Global Growth	$12.59	$12.04	82,161.38
Ivy VIP Growth	$16.02	$16.00	208,144.63
Ivy VIP High Income	$9.62	$11.03	3,724,951.54
Ivy VIP International Core Equity	$12.12	$12.08	305,269.28
Ivy VIP Mid Cap Growth	$12.73	$13.32	266,102.04
Ivy VIP Natural Resources[6]	$6.20	$7.57	116,104.57
Ivy VIP Science and Technology	$16.23	$16.26	201,779.46
Ivy VIP Small Cap Core[2]	$13.64	$17.35	457,605.41
Ivy VIP Small Cap Growth	$12.84	$13.04	242,548.87
Janus Henderson Balanced Portfolio[5] Service Shares	$12.96	$13.34	323,233.52
Janus Henderson Enterprise Portfolio[5] Service Shares	$12.35	$13.66	86,226.11
Janus Henderson Flexible Bond Portfolio[5] Service Shares	$10.45	$10.54	341,644.12
Janus Henderson Global Research Portfolio[5] Service Shares	$13.29	$13.35	14,375.93
Janus Henderson Global Technology Portfolio[5] Service Shares	$15.15	$17.02	134,518.36
Janus Henderson Global Unconstrained Bond Portfolio[5] Service Shares	$9.68	$9.99	95,007.44
Janus Henderson Mid Cap Value Portfolio[5,7] Service Shares	$12.62	$14.79	158,314.46
Janus Henderson Overseas Portfolio[5] Service Shares	$7.97	$7.34	16,159.85
Janus Henderson Research Portfolio3, [5] Service Shares	$15.29	$15.13	16,444.76
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.75	$11.98	152,840.54
Lazard Retirement International Equity Portfolio Service Shares	$11.88	$11.22	43,048.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.87	$12.03	998,594.66
Lord Abbett Series Fund Developing Growth Portfolio VC	$13.63	$13.10	59,623.45
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.60	$15.53	77,791.10
Lord Abbett Series Fund Short Duration Income Portfolio VC	$9.88	$10.08	462,842.74
MFS VIT II Blended Research Core Equity Portfolio Service Class	$9.62	$10.27	10,605.16
MFS VIT II Corporate Bond Portfolio Service Class	$10.14	$10.60	227,632.33
MFS VIT II Emerging Markets Equity Portfolio Service Class	$7.71	$8.29	31,359.40
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.05	$11.55	66,251.48
MFS VIT II International Value Portfolio Service Class	$14.17	$14.52	289,643.08
MFS VIT II Technology Portfolio Service Class	$15.39	$16.46	141,621.65
MFS VIT New Discovery Portfolio Service Class	$12.56	$13.48	67,729.55
MFS VIT Utilities Portfolio Service Class	$11.93	$13.09	230,892.25
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.99	$11.07	11,019.18
Oppenheimer Global Fund/VA Service Class	$10.01	$9.86	29,063.95
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.26	$9.45	24,807.19
Oppenheimer International Growth Fund/VA Service Class	$9.41	$9.03	534,562.84
Oppenheimer Main Street Fund/VA Service Class	$10.49	$11.51	71,255.72
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.10	$11.72	100,137.48
Oppenheimer Total Return Bond Fund4/VA Service Class	$10.06	$10.23	248,780.54
PIMCO All Asset Portfolio Advisor Class	$9.36	$10.42	430,127.24
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$4.74	$5.37	896,054.79
PIMCO Emerging Markets Bond Portfolio Advisor Class	$9.80	$10.95	73,183.97
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$9.97	$10.46	39,542.15
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.01	$9.24	32,869.63
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.29	$9.53	29,561.30
PIMCO High Yield Portfolio Advisor Class	$11.08	$12.28	412,742.24
PIMCO Low Duration Portfolio Advisor Class	$9.96	$9.96	1,762,411.55
PIMCO Real Return Portfolio Advisor Class	$9.14	$9.47	1,506,019.84
PIMCO Short-Term Portfolio Advisor Class	$9.86	$9.95	4,353,489.27
PIMCO Total Return Portfolio Advisor Class	$10.38	$10.51	2,589,129.38
PIMCO Unconstrained Bond Portfolio Advisor Class	$9.69	$10.00	181,032.16
Pioneer Bond VCT Portfolio Class II	$10.75	$11.03	2,652,195.79
Pioneer Equity Income VCT Portfolio Class II	$14.34	$16.91	139,701.32
Pioneer Fund VCT Portfolio Class II	$14.13	$15.28	25,308.08
Pioneer High Yield VCT Portfolio Class II	$10.89	$12.23	159,677.64
Pioneer Strategic Income VCT Portfolio Class II	$10.47	$11.09	917,803.49
Power Income VIT Fund Class 2	$9.65	$9.93	121,564.52
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.59	$13.57	18,431.40
Prudential Series Fund Natural Resources Portfolio Class II	$5.04	$6.21	29,560.53
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.34	$13.66	33,602.99
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$11.49	$11.28	40,798.36
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.07	$10.68	43,874.06
Royce Capital Fund - Small-Cap Portfolio Service Class	$11.89	$14.14	1,172,492.54
Rydex VIF Biotechnology Fund	$20.35	$16.13	76,029.36
Rydex VIF S&P 500 Pure Growth Fund	$15.65	$15.84	47,037.39
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.97	$13.14	26,076.72
T. Rowe Price Blue Chip Growth Portfolio-II	$9.88	$9.80	242,555.62
T. Rowe Price Health Sciences Portfolio-II	$9.08	$8.00	91,339.88
Templeton Developing Markets Fund Class 2	$6.92	$8.02	471,459.96
Templeton Foreign VIP Fund Class 2	$10.34	$10.93	2,031,836.62
Templeton Global Bond VIP Fund Class 2	$10.14	$10.30	1,558,314.12
VanEck VIP Global Hard Assets Fund S	$5.61	$7.94	100,112.65
Western Asset Core Bond Plus Portfolio Class II	$9.83	$10.11	3,345,131.71
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.35	$11.78	43,169.23

1Forerly Deutsche Large Cap Value VIP-B

2Formerly Ivy VIP Small Cap Value

3Formerly Janus Aspen Janus Portfolio Service Shares

4Formerly Oppenheimer Core Bond Fund

5Janus Aspen Changed to Janus Henderson effective 5/31/17

6Formerly Ivy VIP Global Natural Resources

7Formerly Janus Aspen Perkins Mid Cap Value Portfolio Service Shares

8Formerly BlackRock Large Cap Core V.I. Fund Class III

9Formerly BlackRock Large Cap Growth V.I. Fund Class III

Table 1 - Base Contract with Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2014)	Accumulation Unit Value at End of Period (12/31/2015)	Number of Accumulation Units at End of Period
2015
AB VPS Dynamic Asset Allocation Portfolio B	$11.54	$11.26	49,355.62
AB VPS Real Estate Investment Portfolio B	$13.16	$13.10	126,808.13
AB VPS Small Cap Growth Portfolio B	$13.59	$13.23	1,473.61
AB VPS Small/Mid Cap Value Portfolio B	$15.37	$14.33	74,260.49
Alger Capital Appreciation Portfolio Class S	$15.38	$16.10	396,770.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.55	$5.86	116,145.08
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$9.12	15,583.00
American Century VP Inflation Protection Fund II	$9.24	$8.91	107,969.63
American Century VP Mid Cap Value Fund II	$15.14	$14.73	434,337.03
American Century VP Ultra Fund II	$14.25	$14.94	34,321.48
American Century VP Value Fund II	$14.50	$13.76	2,554,682.97
American Funds IS Asset Allocation FundSM Class 4	$10.14	$10.14	400,904.79
American Funds IS Blue Chip Income and Growth FundSM Class 4	$10.54	$10.09	453,676.43
American Funds IS Capital Income BuilderSM Class 4	$9.78	$9.49	508,015.10
American Funds IS Global Growth FundSM Class 4	$9.94	$10.48	87,426.92
American Funds IS Global Growth and Income Fund SM Class 4	$9.91	$9.64	197,881.42
American Funds IS Global Small Capitalization FundSM Class 4	$9.74	$9.63	90,684.81
American Funds IS Growth FundSM Class 4	$10.27	$10.82	64,791.69
American Funds IS Growth-Income FundSM Class 4	$10.22	$10.23	106,873.27
American Funds IS International FundSM Class 4	$9.37	$8.83	86,771.68
American Funds IS International Growth and Income FundSM Class 4	$9.19	$8.56	85,294.42
American Funds IS New World Fund® Class 4	$8.72	$8.33	471,355.98
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	$10.08	$10.09	432,170.20
American Funds IS Ultra-Short Bond FundSM2 Class 4	$9.93	$9.74	1,414,395.97
BlackRock Basic Value V.I. Fund Class III	$14.97	$13.89	185,904.75
BlackRock Capital Appreciation V.I. Fund Class III	$14.21	$14.98	99,756.71
BlackRock Equity Dividend V.I. Fund Class III	$13.76	$13.50	524,988.27
BlackRock Global Allocation V.I. Fund Class III	$11.43	$11.19	984,724.55
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.92	$9.68	61,289.39
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.84	$9.34	18,904.42
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$10.02	$9.76	27,296.47
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.61	$8.86	25,830.74
BlackRock Large Cap Core V.I. Fund Class III	$14.46	$14.33	31,229.54
BlackRock Large Cap Growth V.I. Fund Class III	$14.82	$15.02	101,547.99
Calvert VP S&P 500 Index Portfolio	$14.44	$14.41	3,500.71
Calvert VP SRI Mid Cap Portfolio	$14.04	$13.42	55,232.22
ClearBridge Variable Aggressive Growth Portfolio[1] Class II	$10.00	$9.26	3,348.47
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.83	$13.06	124,543.53
ClearBridge Variable Mid Cap Portfolio[3] Class II	$14.80	$14.92	82,761.55
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.76	$13.92	48,970.32
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$12.10	$12.29	49,802.06
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.44	$10.98	113,004.60
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.93	$9.69	661,087.49
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.46	$10.19	378,658.61
Deutsche Alternative Asset Allocation VIP-B	$10.41	$9.62	142,667.24
Deutsche Equity 500 Index VIP-B	$14.34	$14.30	402,397.63
Deutsche Global Small Cap VIP-B	$12.75	$12.71	36,003.20
Deutsche Large Cap Value VIP-B	$14.12	$12.96	19,896.17
Deutsche Small Cap Index VIP-B	$14.23	$13.38	65,262.08
Deutsche Small Mid Cap Value VIP-B	$13.84	$13.38	40,410.96
Eaton Vance VT Bond Fund[1] Initial Class	$10.00	$8.84	2,846.97
Eaton Vance VT Floating-Rate Income Fund	$15.18	$10.33	1,670,904.20
Eaton Vance VT Large-Cap Value Fund	$15.18	$14.82	78,046.75
Fidelity VIP Contrafund Portfolio Service Class 2	$14.79	$14.68	274,710.68
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.20	$9.04	109,436.55
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.77	$11.63	170,128.81
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.54	$12.43	111,797.21
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.14	$13.04	41,056.82
Fidelity VIP Government Money Market Portfolio[4] Service Class 2	$9.63	$9.52	3,063,196.07
Fidelity VIP High Income Portfolio Service Class 2	$11.13	$10.58	282,996.68
Fidelity VIP Mid Cap Portfolio Service Class 2	$14.14	$13.75	237,991.82
Fidelity VIP Overseas Portfolio Service Class 2	$12.11	$12.37	103,181.96
Fidelity VIP Real Estate Portfolio Service Class 2	$14.12	$14.45	753,838.87
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.62	$10.30	430,042.46
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.85	$14.21	143,873.56
First Investors Life Series International Fund	$10.23	$10.46	6,503.99
First Investors Life Series Opportunity Fund	$10.19	$9.99	507,260.31
First Investors Life Series Total Return Fund	$10.98	$10.68	21,791.57
Franklin Income VIP Fund Class 2	$11.78	$10.82	937,949.65
Franklin Mutual Global Discovery VIP Fund Class 2	$13.26	$12.63	251,348.29
Franklin Mutual Shares VIP Fund Class 2	$14.07	$13.23	278,242.20
Franklin Rising Dividends VIP Fund Class 2	$14.53	$13.84	411,812.80
Guggenheim VIF Global Managed Futures Strategy Fund	$10.18	$9.91	35,268.38
Guggenheim VIF Long Short Equity Fund	$11.55	$11.56	36,354.62
Guggenheim VIF Multi-Hedge Strategies Fund	$10.37	$10.44	131,097.55
Guggenheim VIF Small Cap Value Series Q	$13.43	$12.40	50,604.90
Ivy Funds VIP Asset Strategy	$11.97	$10.85	810,169.44
Ivy Funds VIP Balanced	$12.89	$12.70	711,195.78
Ivy Funds VIP Dividend Opportunities	$14.25	$13.80	138,371.67
Ivy Funds VIP Energy	$9.92	$7.64	169,362.47
Ivy Funds VIP Global Bond	$10.00	$9.62	129,441.36
Ivy Funds VIP Global Growth	$12.35	$12.63	77,428.95
Ivy Funds VIP Global Natural Resources	$8.10	$6.21	88,030.28
Ivy Funds VIP Growth	$15.17	$16.07	205,066.25
Ivy Funds VIP High Income	$10.44	$9.65	3,362,682.86
Ivy Funds VIP International Core Equity	$12.41	$12.15	279,171.98
Ivy Funds VIP Mid Cap Growth	$13.70	$12.76	240,132.34
Ivy Funds VIP Science and Technology	$16.95	$16.28	201,246.74
Ivy Funds VIP Small Cap Growth	$12.78	$12.88	322,279.02
Ivy Funds VIP Small Cap Value	$14.66	$13.68	383,316.34
Janus Aspen Balanced Portfolio Service Shares	$13.09	$13.00	262,692.37
Janus Aspen Enterprise Portfolio Service Shares	$12.07	$12.39	40,317.84
Janus Aspen Flexible Bond Portfolio Service Shares	$10.61	$10.48	259,294.06
Janus Aspen Global Research Portfolio Service Shares	$13.83	$13.33	17,270.36
Janus Aspen Global Technology Portfolio Service Shares	$14.69	$15.19	66,228.33
Janus Aspen Global Unconstrained Bond Portfolio[1] Service Shares	$10.00	$9.68	41,673.75
Janus Aspen Janus Portfolio Service Shares	$14.76	$15.33	13,402.53
Janus Aspen Overseas Portfolio Service Shares	$8.87	$7.99	15,128.01
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.30	$12.66	138,561.16
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.98	$11.79	136,097.83
Lazard Retirement International Equity Portfolio Service Shares	$11.85	$11.91	36,585.98
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.20	$10.91	772,107.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$15.07	$13.67	83,035.18
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$14.29	$13.64	75,981.80
Lord Abbett Series Fund Short Duration Income Portfolio[1] VC	$10.00	$9.89	118,520.50
MFS VIT II Blended Research Core Equity Portfolio[1] Service Class	$10.00	$9.63	5,585.84
MFS VIT II Corporate Bond Portfolio Service Class	$10.34	$10.17	122,760.24
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.99	$7.73	30,390.43
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.49	$11.08	60,954.68
MFS VIT II International Value Portfolio Service Class	$13.52	$14.21	225,374.34
MFS VIT II Technology Portfolio Service Class	$14.13	$15.44	145,560.68
MFS VIT New Discovery Portfolio Service Class	$13.02	$12.60	63,276.02
MFS VIT Utilities Portfolio Service Class	$14.19	$11.96	209,927.10
Oppenheimer Core Bond Fund/VA Service Class	$10.13	$10.09	167,193.33
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.48	$11.02	12,932.44
Oppenheimer Global Fund/VA Service Class	$9.80	$10.04	26,685.72
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.75	$9.28	17,491.25
Oppenheimer International Growth Fund/VA Service Class	$9.26	$9.44	519,223.80
Oppenheimer Main Street Fund/VA Service Class	$10.91	$10.52	30,065.17
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.32	$10.13	66,454.27
PIMCO All Asset Portfolio Advisor Class	$10.45	$9.38	405,246.47
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$6.47	$4.75	884,393.54
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.18	$9.83	71,726.30
PIMCO Foreign Bond (USD-Hedged) Portfolio[1] Advisor Class	$10.00	$9.98	12,663.92
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.54	$9.04	39,757.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.45	$9.32	29,252.54
PIMCO High Yield Portfolio Advisor Class	$11.44	$11.11	308,838.53
PIMCO Low Duration Portfolio Advisor Class	$10.09	$9.99	1,193,155.24
PIMCO Real Return Portfolio Advisor Class	$9.53	$9.16	1,397,334.09
PIMCO Short-Term Portfolio Advisor Class	$9.90	$9.89	4,769,035.19
PIMCO Total Return Portfolio Advisor Class	$10.50	$10.41	2,871,785.43
PIMCO Unconstrained Bond Portfolio[1] Advisor Class	$10.00	$9.70	78,440.17
Pioneer Bond VCT Portfolio Class II	$10.90	$10.78	2,319,211.48
Pioneer Equity Income VCT Portfolio Class II	$14.52	$14.38	86,956.50
Pioneer Fund VCT Portfolio Class II	$14.39	$14.17	18,672.10
Pioneer High Yield VCT Portfolio Class II	$11.54	$10.92	142,413.43
Pioneer Strategic Income VCT Portfolio Class II	$10.79	$10.50	839,147.18
Power Income VIT Fund Class 2	$13.02	$9.67	185,533.66
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$14.52	$13.63	14,490.04
Prudential Series Fund Natural Resources Portfolio Class II	$7.19	$5.05	19,054.00
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.91	$13.38	40,472.55
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$12.33	$11.52	42,783.83
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.53	$9.10	45,398.30
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.71	$11.93	895,461.37
Rydex VIF Biotechnology Fund	$19.03	$20.41	109,138.50
Rydex VIF S&P 500 Pure Growth Fund	$15.71	$15.70	79,222.81
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.98	$13.00	47,354.03
T. Rowe Price Blue Chip Growth Portfolio[1]-II	$10.00	$9.89	89,460.08
T. Rowe Price Health Sciences Portfolio[1]-II	$10.00	$9.09	46,491.02
Templeton Developing Markets Fund Class 2	$8.73	$6.94	549,561.84
Templeton Foreign VIP Fund Class 2	$11.21	$10.36	1,746,130.81
Templeton Global Bond VIP Fund Class 2	$10.75	$10.17	1,383,118.66
Transparent Value Directional Allocation VI Portfolio Class II	$9.66	$9.28	16,501.83
VanEck VIP Global Hard Assets Fund S	$8.57	$5.63	63,072.98
Western Asset Variable Core Bond Plus Portfolio[1] Class II	$10.00	$9.84	1,097,807.50
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.18	$10.38	46,406.80

1Investment Option added July 31, 2015.

2Formerly American Funds IS Cash Management Fund

3Formerly ClearBridge Variable Mid Cap Core Portfolio

4Formerly Fidelity VIP Money Market Portfolio

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2014)	Accumulation Unit Value at End of Period (12/31/2015)	Number of Accumulation Units at End of Period
2015
AB VPS Dynamic Asset Allocation Portfolio B	$11.54	$11.23	49,355.62
AB VPS Real Estate Investment Portfolio B	$13.15	$13.06	126,808.13
AB VPS Small Cap Growth Portfolio B	$13.58	$13.19	1,473.61
AB VPS Small/Mid Cap Value Portfolio B	$15.36	$14.29	74,260.49
Alger Capital Appreciation Portfolio Class S	$15.36	$16.05	396,770.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.54	$5.84	116,145.08
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$9.11	15,583.00
American Century VP Inflation Protection Fund II	$9.24	$8.89	107,969.63
American Century VP Mid Cap Value Fund II	$15.12	$14.69	434,337.03
American Century VP Ultra Fund II	$14.24	$14.90	34,321.48
American Century VP Value Fund II	$14.49	$13.72	2,554,682.97
American Funds IS Asset Allocation FundSM Class 4	$10.13	$10.11	400,904.79
American Funds IS Blue Chip Income and Growth FundSM Class 4	$10.53	$10.06	453,676.43
American Funds IS Capital Income BuilderSM Class 4	$9.77	$9.47	508,015.10
American Funds IS Global Growth FundSM Class 4	$9.93	$10.45	87,426.92
American Funds IS Global Growth and Income Fund SM Class 4	$9.90	$9.62	197,881.42
American Funds IS Global Small Capitalization FundSM Class 4	$9.73	$9.60	90,684.81
American Funds IS Growth FundSM Class 4	$10.26	$10.79	64,791.69
American Funds IS Growth-Income FundSM Class 4	$10.21	$10.20	106,873.27
American Funds IS International FundSM Class 4	$9.37	$8.80	86,771.68
American Funds IS International Growth and Income FundSM Class 4	$9.19	$8.53	85,294.42
American Funds IS New World Fund® Class 4	$8.71	$8.30	471,355.98
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	$10.07	$10.06	432,170.20
American Funds IS Ultra-Short Bond FundSM2 Class 4	$9.92	$9.71	1,414,395.97
BlackRock Basic Value V.I. Fund Class III	$14.96	$13.85	185,904.75
BlackRock Capital Appreciation V.I. Fund Class III	$14.20	$14.94	99,756.71
BlackRock Equity Dividend V.I. Fund Class III	$13.75	$13.46	524,988.27
BlackRock Global Allocation V.I. Fund Class III	$11.42	$11.16	984,724.55
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.91	$9.66	61,289.39
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.83	$9.31	18,904.42
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$10.02	$9.74	27,296.47
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.60	$8.84	25,830.74
BlackRock Large Cap Core V.I. Fund Class III	$14.45	$14.29	31,229.54
BlackRock Large Cap Growth V.I. Fund Class III	$14.81	$14.98	101,547.99
Calvert VP S&P 500 Index Portfolio	$14.43	$14.37	3,500.71
Calvert VP SRI Mid Cap Portfolio	$14.03	$13.38	55,232.22
ClearBridge Variable Aggressive Growth Portfolio[1] Class II	$10.00	$9.25	3,348.47
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.82	$13.03	124,543.53
ClearBridge Variable Mid Cap Portfolio[3] Class II	$14.79	$14.88	82,761.55
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.75	$13.88	48,970.32
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$12.09	$12.25	49,802.06
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.43	$10.95	113,004.60
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.93	$9.66	661,087.49
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.45	$10.16	378,658.61
Deutsche Alternative Asset Allocation VIP-B	$10.40	$9.59	142,667.24
Deutsche Equity 500 Index VIP-B	$14.33	$14.26	402,397.63
Deutsche Global Small Cap VIP-B	$12.74	$12.68	36,003.20
Deutsche Large Cap Value VIP-B	$14.11	$12.92	19,896.17
Deutsche Small Cap Index VIP-B	$14.22	$13.35	65,262.08
Deutsche Small Mid Cap Value VIP-B	$13.83	$13.34	40,410.96
Eaton Vance VT Bond Fund[1] Initial Class	$10.00	$8.83	2,846.97
Eaton Vance VT Floating-Rate Income Fund	$10.55	$10.30	1,670,904.20
Eaton Vance VT Large-Cap Value Fund	$15.17	$14.78	78,046.75
Fidelity VIP Contrafund Portfolio Service Class 2	$14.78	$14.64	274,710.68
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.19	$9.02	109,436.55
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.76	$11.60	170,128.81
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.53	$12.40	111,797.21
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.13	$13.00	41,056.82
Fidelity VIP Government Money Market Portfolio[4] Service Class 2	$9.63	$9.50	3,063,196.07
Fidelity VIP High Income Portfolio Service Class 2	$11.12	$10.55	282,996.68
Fidelity VIP Mid Cap Portfolio Service Class 2	$14.13	$13.71	237,991.82
Fidelity VIP Overseas Portfolio Service Class 2	$12.10	$12.33	103,181.96
Fidelity VIP Real Estate Portfolio Service Class 2	$14.11	$14.41	753,838.87
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.61	$10.27	430,042.46
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.84	$14.17	143,873.56
First Investors Life Series International Fund	$10.22	$10.43	6,503.99
First Investors Life Series Opportunity Fund	$10.18	$9.96	507,260.31
First Investors Life Series Total Return Fund	$10.97	$10.65	21,791.57
Franklin Income VIP Fund Class 2	$11.77	$10.79	937,949.65
Franklin Mutual Global Discovery VIP Fund Class 2	$13.24	$12.59	251,348.29
Franklin Mutual Shares VIP Fund Class 2	$14.06	$13.19	278,242.20
Franklin Rising Dividends VIP Fund Class 2	$14.52	$13.80	411,812.80
Guggenheim VIF Global Managed Futures Strategy Fund	$10.17	$9.88	35,268.38
Guggenheim VIF Long Short Equity Fund	$11.54	$11.52	36,354.62
Guggenheim VIF Multi-Hedge Strategies Fund	$10.36	$10.41	131,097.55
Guggenheim VIF Small Cap Value Series Q	$13.42	$12.37	50,604.90
Ivy Funds VIP Asset Strategy	$11.96	$10.82	810,169.44
Ivy Funds VIP Balanced	$12.88	$12.67	711,195.78
Ivy Funds VIP Dividend Opportunities	$14.24	$13.76	138,371.67
Ivy Funds VIP Energy	$9.92	$7.62	169,362.47
Ivy Funds VIP Global Bond	$9.99	$9.59	129,441.36
Ivy Funds VIP Global Growth	$12.34	$12.59	77,428.95
Ivy Funds VIP Global Natural Resources	$8.09	$6.20	88,030.28
Ivy Funds VIP Growth	$15.15	$16.02	205,066.25
Ivy Funds VIP High Income	$10.43	$9.62	3,362,682.86
Ivy Funds VIP International Core Equity	$12.40	$12.12	279,171.98
Ivy Funds VIP Mid Cap Growth	$13.69	$12.73	240,132.34
Ivy Funds VIP Science and Technology	$16.94	$16.23	201,246.74
Ivy Funds VIP Small Cap Growth	$12.77	$12.84	322,279.02
Ivy Funds VIP Small Cap Value	$14.65	$13.64	383,316.34
Janus Aspen Balanced Portfolio Service Shares	$13.08	$12.96	262,692.37
Janus Aspen Enterprise Portfolio Service Shares	$12.06	$12.35	40,317.84
Janus Aspen Flexible Bond Portfolio Service Shares	$10.60	$10.45	259,294.06
Janus Aspen Global Research Portfolio Service Shares	$13.82	$13.29	17,270.36
Janus Aspen Global Technology Portfolio Service Shares	$14.68	$15.15	66,228.33
Janus Aspen Global Unconstrained Bond Portfolio[1] Service Shares	$10.00	$9.68	41,673.75
Janus Aspen Janus Portfolio Service Shares	$14.75	$15.29	13,402.53
Janus Aspen Overseas Portfolio Service Shares	$8.86	$7.97	15,128.01
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.29	$12.62	138,561.16
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.97	$11.75	136,097.83
Lazard Retirement International Equity Portfolio Service Shares	$11.84	$11.88	36,585.98
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.19	$10.87	772,107.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$15.05	$13.63	83,035.18
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$14.28	$13.60	75,981.80
Lord Abbett Series Fund Short Duration Income Portfolio[1] VC	$10.00	$9.88	118,520.50
MFS VIT II Blended Research Core Equity Portfolio[1] Service Class	$10.00	$9.62	5,585.84
MFS VIT II Corporate Bond Portfolio Service Class	$10.34	$10.14	122,760.24
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.99	$7.71	30,390.43
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.48	$11.05	60,954.68
MFS VIT II International Value Portfolio Service Class	$13.51	$14.17	225,374.34
MFS VIT II Technology Portfolio Service Class	$14.12	$15.39	145,560.68
MFS VIT New Discovery Portfolio Service Class	$13.01	$12.56	63,276.02
MFS VIT Utilities Portfolio Service Class	$14.18	$11.93	209,927.10
Oppenheimer Core Bond Fund/VA Service Class	$10.12	$10.06	167,193.33
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.48	$10.99	12,932.44
Oppenheimer Global Fund/VA Service Class	$9.79	$10.01	26,685.72
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.74	$9.26	17,491.25
Oppenheimer International Growth Fund/VA Service Class	$9.25	$9.41	519,223.80
Oppenheimer Main Street Fund/VA Service Class	$10.90	$10.49	30,065.17
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.31	$10.10	66,454.27
PIMCO All Asset Portfolio Advisor Class	$10.44	$9.36	405,246.47
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$6.46	$4.74	884,393.54
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.18	$9.80	71,726.30
PIMCO Foreign Bond (USD-Hedged) Portfolio[1] Advisor Class	$10.00	$9.97	12,663.92
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.53	$9.01	39,757.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.44	$9.29	29,252.54
PIMCO High Yield Portfolio Advisor Class	$11.43	$11.08	308,838.53
PIMCO Low Duration Portfolio Advisor Class	$10.08	$9.96	1,193,155.24
PIMCO Real Return Portfolio Advisor Class	$9.53	$9.14	1,397,334.09
PIMCO Short-Term Portfolio Advisor Class	$9.89	$9.86	4,769,035.19
PIMCO Total Return Portfolio Advisor Class	$10.49	$10.38	2,871,785.43
PIMCO Unconstrained Bond Portfolio[1] Advisor Class	$10.00	$9.69	78,440.17
Pioneer Bond VCT Portfolio Class II	$10.89	$10.75	2,319,211.48
Pioneer Equity Income VCT Portfolio Class II	$14.51	$14.34	86,956.50
Pioneer Fund VCT Portfolio Class II	$14.38	$14.13	18,672.10
Pioneer High Yield VCT Portfolio Class II	$11.53	$10.89	142,413.43
Pioneer Strategic Income VCT Portfolio Class II	$10.78	$10.47	839,147.18
Power Income VIT Fund Class 2	$10.03	$9.65	185,533.66
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.01	$13.59	14,490.04
Prudential Series Fund Natural Resources Portfolio Class II	$7.18	$5.04	19,054.00
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.90	$13.34	40,472.55
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[3] Class II	$12.32	$11.49	42,783.83
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.52	$9.07	45,398.30
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.69	$11.89	895,461.37
Rydex VIF Biotechnology Fund	$19.01	$20.35	109,138.50
Rydex VIF S&P 500 Pure Growth Fund	$15.70	$15.65	79,222.81
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.97	$12.97	47,354.03
T. Rowe Price Blue Chip Growth Portfolio[1]-II	$10.00	$9.88	89,460.08
T. Rowe Price Health Sciences Portfolio[1]-II	$10.00	$9.08	46,491.02
Templeton Developing Markets Fund Class 2	$8.73	$6.92	549,561.84
Templeton Foreign VIP Fund Class 2	$11.20	$10.34	1,746,130.81
Templeton Global Bond VIP Fund Class 2	$10.74	$10.14	1,383,118.66
Transparent Value Directional Allocation VI Portfolio Class II	$9.65	$9.26	16,501.83
VanEck VIP Global Hard Assets Fund S	$8.57	$5.61	63,072.98
Western Asset Variable Core Bond Plus Portfolio[1] Class II	$10.00	$9.83	1,097,807.50
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.17	$10.35	46,406.80

1Investment Option added July 31, 2015.

2Formerly American Funds IS Cash Management Fund

3Formerly ClearBridge Variable Mid Cap Core Portfolio

4Formerly Fidelity VIP Money Market Portfolio

Table 1 - Base Contract with Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (07/30/2014)	Accumulation Unit Value at End of Period (12/31/2014)	Number of Accumulation Units at End of Period
2014
Alger Capital Appreciation Portfolio Class S	$14.70	$15.38	198,215.83
AB VPS Dynamic Asset Allocation Portfolio B	$11.55	$11.54	38,218.77
AB VPS Real Estate Investment Portfolio B	$12.18	$13.16	55,848.37
AB VPS Small Cap Growth Portfolio B	$13.62	$13.59	802.54
AB VPS Small/Mid Cap Value Portfolio B	$14.95	$15.37	55,483.31
ALPS | Alerian Energy Infrastructure Portfolio[1] Class III	$10.00	$9.55	33,579.01
American Century VP Inflation Protection Fund II	$9.48	$9.24	74,311.92
American Century VP Mid Cap Value Fund II	$14.30	$15.14	290,008.09
American Century VP Ultra Fund II	$13.64	$14.25	21,972.53
American Century VP Value Fund II	$14.04	$14.50	1,231,859.16
American Funds IS Asset Allocation FundSM1 Class 4	$10.00	$10.14	29,175.33
American Funds IS Blue Chip Income and Growth FundSM1 Class 4	$10.00	$10.54	145,289.71
American Funds IS Cash Management FundSM1 Class 4	$10.00	$9.93	641,895.10
American Funds IS Capital Income BuilderSM Class 4	$10.00	$9.78	62,807.02
American Funds IS Global Growth FundSM1 Class 4	$10.00	$9.94	9,370.58
American Funds IS Global Growth and Income Fund SM1 Class 4	$10.00	$9.91	11,931.72
American Funds IS Global Small Capitalization FundSM1 Class 4	$10.00	$9.74	3,518.97
American Funds IS Growth FundSM1 Class 4	$10.00	$10.27	10,808.65
American Funds IS Growth-Income FundSM1 Class 4	$10.00	$10.22	20,264.37
American Funds IS International FundSM1 Class 4	$10.00	$9.37	14,186.91
American Funds IS International Growth and Income FundSM1 Class 4	$10.00	$9.19	5,683.71
American Funds IS New World Fund®[1] Class 4	$10.00	$8.72	102,276.04
American Funds IS U.S. Government/AAA-Rated Securities FundSM1 Class 4	$10.00	$10.08	33,685.74
BlackRock Basic Value V.I. Fund Class III	$14.80	$14.97	108,625.87
BlackRock Capital Appreciation V.I. Fund Class III	$13.38	$14.21	46,009.41
BlackRock Equity Dividend V.I. Fund Class III	$13.22	$13.76	315,919.77
BlackRock Global Allocation V.I. Fund Class III	$11.68	$11.43	514,994.78
BlackRock iShares® Alternative Strategies V.I. Fund[1] Class III	$10.00	$9.92	31,772.37
BlackRock iShares® Dynamic Allocation V.I. Fund[1] Class III	$10.00	$9.84	1,014.18
BlackRock iShares® Dynamic Fixed Income V.I. Fund[1] Class III	$10.00	$10.02	6,742.77
BlackRock iShares® Equity Appreciation V.I. Fund[1] Class III	$10.00	$9.61	1,249.91
BlackRock Large Cap Core V.I. Fund Class III	$13.79	$14.46	21,283.77
BlackRock Large Cap Growth V.I. Fund Class III	$14.00	$14.82	95,813.59
Calvert VP S&P 500 Index Portfolio	$13.78	$14.44	1,179.12
Calvert VP SRI Mid Cap Portfolio	$13.42	$14.04	8,965.81
ClearBridge Variable Dividend Strategy Portfolio[2] Class II	$13.12	$13.83	30,267.19
ClearBridge Variable Mid Cap Core Portfolio Class II	$14.32	$14.80	40,492.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.85	$14.76	25,304.37
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$11.56	$12.10	15,255.47
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.27	$11.44	61,828.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$10.72	$9.93	338,548.00
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.55	$10.46	118,885.82
Deutsche Alternative Asset Allocation VIP-B	$10.68	$10.41	72,577.44
Deutsche Equity 500 Index VIP-B	$13.69	$14.34	111,798.12
Deutsche Global Small Cap VIP-B	$13.34	$12.75	34,976.64
Deutsche Large Cap Value VIP-B	$13.87	$14.12	16,036.93
Deutsche Small Cap Index VIP-B	$13.54	$14.23	39,502.38
Deutsche Small Mid Cap Value VIP-B	$13.62	$13.84	22,419.19
Eaton Vance VT Floating-Rate Income Fund	$10.69	$15.18	39,486.29
Eaton Vance VT Large-Cap Value Fund	$14.88	$15.18	39,486.29
Fidelity VIP Contrafund Portfolio Service Class 2	$14.19	$14.79	154,497.37
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.97	$10.20	62,755.96
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.69	$11.77	75,093.65
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.49	$12.54	12,026.96
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.10	$13.14	16,886.34
Fidelity VIP High Income Portfolio Service Class 2	$11.53	$11.13	141,548.20
Fidelity VIP Mid Cap Portfolio Service Class 2	$13.92	$14.14	134,014.99
Fidelity VIP Money Market Portfolio Service Class 2	$9.68	$9.63	5,157,828.26
Fidelity VIP Overseas Portfolio Service Class 2	$13.04	$12.11	29,652.88
Fidelity VIP Real Estate Portfolio Service Class 2	$13.10	$14.12	504,394.71
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.85	$10.62	303,412.25
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.81	$14.85	75,533.00
First Investors Life Series International Fund	$10.81	$10.23	5,097.27
First Investors Life Series Opportunity Fund[1]	$10.00	$10.19	117,034.38
First Investors Life Series Total Return Fund	$10.86	$10.98	15,266.20
Franklin Income VIP Fund Class 2	$12.29	$11.78	659,806.01
Franklin Mutual Global Discovery VIP Fund Class 2	$13.42	$13.26	133,532.64
Franklin Mutual Shares VIP Fund Class 2	$14.19	$14.07	190,490.20
Franklin Rising Dividends VIP Fund Class 2	$13.83	$14.53	267,051.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.24	$10.18	10,740.77
Guggenheim VIF Long Short Equity Fund	$11.04	$11.55	9,272.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.11	$10.37	50,830.82
Guggenheim VIF Small Cap Value Series Q	$13.59	$13.43	36,129.65
Ivy Funds VIP Asset Strategy	$12.60	$11.97	533,290.83
Ivy Funds VIP Balanced	$12.52	$12.89	444,064.23
Ivy Funds VIP Dividend Opportunities	$13.78	$14.25	66,030.07
Ivy Funds VIP Energy	$12.95	$9.92	98,942.69
Ivy Funds VIP Global Bond	$10.38	$10.00	70,926.78
Ivy Funds VIP Global Growth	$12.92	$12.35	37,314.51
Ivy Funds VIP Global Natural Resources	$10.56	$8.10	34,481.16
Ivy Funds VIP Growth	$14.58	$15.17	59,688.65
Ivy Funds VIP High Income	$10.76	$10.44	1,936,974.88
Ivy Funds VIP International Core Equity	$13.23	$12.41	118,173.53
Ivy Funds VIP Mid Cap Growth	$13.00	$13.70	113,647.61
Ivy Funds VIP Science and Technology	$17.13	$16.95	121,906.88
Ivy Funds VIP Small Cap Growth	$12.54	$12.78	68,859.66
Ivy Funds VIP Small Cap Value	$14.19	$14.66	223,992.93
Janus Aspen Balanced Portfolio Service Shares	$12.75	$13.09	162,839.08
Janus Aspen Enterprise Portfolio Service Shares	$11.26	$12.07	15,114.98
Janus Aspen Flexible Bond Portfolio Service Shares	$10.56	$10.61	132,149.87
Janus Aspen Global Research Portfolio Service Shares	$13.71	$13.83	8,235.85
Janus Aspen Global Technology Portfolio Service Shares	$14.22	$14.69	11,190.52
Janus Aspen Janus Portfolio Service Shares	$13.81	$14.76	7,439.54
Janus Aspen Overseas Portfolio Service Shares	$10.50	$8.87	4,615.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.02	$13.30	98,327.97
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$12.15	$11.98	47,001.79
Lazard Retirement International Equity Portfolio Service Shares	$12.72	$11.85	26,168.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.29	$11.20	314,677.57
Lord Abbett Series Fund Developing Growth Portfolio VC	$14.34	$15.07	34,856.77
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.85	$14.29	33,045.96
MFS VIT II Corporate Bond Portfolio[4] Service Class	$10.29	$10.34	78,627.68
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.33	$8.99	16,079.86
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.60	$11.49	39,364.55
MFS VIT II International Value Portfolio Service Class	$14.04	$13.52	90,225.07
MFS VIT II Technology Portfolio Service Class	$13.60	$14.13	12,841.83
MFS VIT New Discovery Portfolio Service Class	$13.27	$13.02	29,198.16
MFS VIT Utilities Portfolio Service Class	$14.41	$14.19	124,306.51
Oppenheimer Core Bond Fund1/VA Service Class	$10.00	$10.13	37,255.43
Oppenheimer Discovery Mid Cap Growth Fund1/VA Service Class	$10.00	$10.48	331.31
Oppenheimer Global Fund1/VA Service Class	$10.00	$9.80	1,405.85
Oppenheimer Global Multi-Alternatives Fund1,3/VA Service Class	$10.00	$9.75	10,422.89
Oppenheimer International Growth Fund1/VA Service Class	$10.00	$9.26	91,686.24
Oppenheimer Main Street Fund1/VA Service Class	$10.00	$10.91	22,933.35
Oppenheimer Main Street Small Cap Fund1/VA Service Class	$10.00	$10.32	419.84
PIMCO All Asset Portfolio Advisor Class	$11.14	$10.45	284,949.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.35	$6.47	893,408.48
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.88	$10.18	46,746.80
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.92	$9.54	23,210.11
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.65	$9.45	25,207.70
PIMCO High Yield Portfolio Advisor Class	$11.56	$11.44	284,359.84
PIMCO Low Duration Portfolio Advisor Class	$10.31	$10.09	510,356.66
PIMCO Real Return Portfolio Advisor Class	$9.91	$9.53	839,549.00
PIMCO Short-Term Portfolio Advisor Class	$9.95	$9.90	2,799,179.12
PIMCO Total Return Portfolio Advisor Class	$10.38	$10.50	3,059,182.21
Pioneer Bond VCT Portfolio Class II	$10.81	$10.90	634,858.98
Pioneer Equity Income VCT Portfolio Class II	$13.65	$14.52	39,709.30
Pioneer Fund VCT Portfolio Class II	$13.84	$14.39	8,697.93
Pioneer High Yield VCT Portfolio Class II	$12.17	$11.54	119,935.17
Pioneer Strategic Income VCT Portfolio Class II	$10.94	$10.79	478,058.90
Power Income VIT Fund Class 2	$10.40	$13.02	14,709.20
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.04	$14.52	39,709.30
Prudential Series Fund Natural Resources Portfolio Class II	$10.36	$7.19	12,171.95
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.10	$13.91	42,681.44
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.67	$10.53	23,031.73
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.17	$13.71	392,454.09
Rydex VIF Biotechnology Fund	$16.47	$19.03	42,958.39
Rydex VIF S&P 500 Pure Growth Fund	$15.52	$15.71	42,583.98
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.15	$12.98	13,975.03
Templeton Developing Markets Fund Class 2	$9.85	$8.73	449,080.01
Templeton Foreign VIP Fund Class 2	$12.99	$11.21	978,804.88
Templeton Global Bond VIP Fund Class 2	$10.97	$10.75	766,071.62
Transparent Value Directional Allocation VI Portfolio[1] Class II	$10.00	$9.66	12,031.93
Van Eck VIP Global Hard Assets Fund S	$12.03	$8.57	12,741.31
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.02	$11.18	43,352.87
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[5] Class II	$12.30	$12.33	23,031.73

1Investment Option added July 30, 2014.

2Formerly ClearBridge Variable Equity Income Portfolio

3Formerly Oppenheimer Diversified Alternatives Fund

4Formerly MFS VIT II Bond Portfolio

5Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2013)	Accumulation Unit Value at End of Period (12/31/2014)	Number of Accumulation Units at End of Period
2014
Alger Capital Appreciation Portfolio Class S	$13.73	$15.36	198,215.83
AB VPS Dynamic Asset Allocation Portfolio B	$11.22	$11.54	38,218.78
AB VPS Real Estate Investment Portfolio B	$10.67	$13.15	55,848.37
AB VPS Small Cap Growth Portfolio B	$14.05	$13.58	802.55
AB VPS Small/Mid Cap Value Portfolio B	$14.29	$15.36	55,483.32
ALPS | Alerian Energy Infrastructure Portfolio[1] Class III	$10.00	$9.54	33,579.02
American Century VP Inflation Protection Fund II	$9.06	$9.24	74,311.92
American Century VP Mid Cap Value Fund II	$13.19	$15.12	290,008.10
American Century VP Ultra Fund II	$13.14	$14.24	21,972.54
American Century VP Value Fund II	$13.01	$14.49	1,231,859.17
American Funds IS Asset Allocation FundSM1 Class 4	$10.00	$10.13	29,175.33
American Funds IS Blue Chip Income and Growth FundSM1 Class 4	$10.00	$10.53	145,289.71
American Funds IS Cash Management FundSM1 Class 4	$10.00	$9.92	641,895.10
American Funds IS Capital Income BuilderSM Class 4	$10.00	$9.77	62,807.02
American Funds IS Global Growth FundSM1 Class 4	$10.00	$9.93	9,370.58
American Funds IS Global Growth and Income Fund SM1 Class 4	$10.00	$9.90	11,931.72
American Funds IS Global Small Capitalization FundSM1 Class 4	$10.00	$9.73	3,518.97
American Funds IS Growth FundSM1 Class 4	$10.00	$10.26	10,808.65
American Funds IS Growth-Income FundSM1 Class 4	$10.00	$10.21	20,264.37
American Funds IS International FundSM1 Class 4	$10.00	$9.37	14,186.91
American Funds IS International Growth and Income FundSM1 Class 4	$10.00	$9.19	5,683.71
American Funds IS New World Fund®[1] Class 4	$10.00	$8.71	102,276.04
American Funds IS U.S. Government/AAA-Rated Securities FundSM1 Class 4	$10.00	$10.07	33,685.74
BlackRock Basic Value V.I. Fund Class III	$13.83	$14.96	108,625.87
BlackRock Capital Appreciation V.I. Fund Class III	$13.26	$14.20	46,009.41
BlackRock Equity Dividend V.I. Fund Class III	$12.78	$13.75	315,919.77
BlackRock Global Allocation V.I. Fund Class III	$11.36	$11.42	514,994.78
BlackRock iShares® Alternative Strategies V.I. Fund[1] Class III	$10.00	$9.91	31,772.37
BlackRock iShares® Dynamic Allocation V.I. Fund[1] Class III	$10.00	$9.83	1,014.18
BlackRock iShares® Dynamic Fixed Income V.I. Fund[1] Class III	$10.00	$10.02	6,742.77
BlackRock iShares® Equity Appreciation V.I. Fund[1] Class III	$10.00	$9.60	1,249.91
BlackRock Large Cap Core V.I. Fund Class III	$13.07	$14.45	21,283.77
BlackRock Large Cap Growth V.I. Fund Class III	$13.17	$14.81	95,813.59
Calvert VP S&P 500 Index Portfolio	$13.30	$14.43	1,179.12
Calvert VP SRI Mid Cap Portfolio	$13.15	$14.03	8,965.81
ClearBridge Variable Dividend Strategy Portfolio[2] Class II	$12.34	$13.82	30,267.19
ClearBridge Variable Mid Cap Core Portfolio Class II	$13.90	$14.79	40,492.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.40	$14.75	25,304.37
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$10.86	$12.09	15,255.47
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$10.55	$11.43	61,828.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.92	$9.93	338,548.00
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.23	$10.45	118,885.82
Deutsche Alternative Asset Allocation VIP-B	$10.21	$10.40	72,577.44
Deutsche Equity 500 Index VIP-B	$12.84	$14.33	111,798.12
Deutsche Global Small Cap VIP-B	$13.50	$12.74	34,976.64
Deutsche Large Cap Value VIP-B	$12.96	$14.11	16,036.93
Deutsche Small Cap Index VIP-B	$13.79	$14.22	39,502.38
Deutsche Small Mid Cap Value VIP-B	$13.34	$13.83	22,419.19
Eaton Vance VT Floating-Rate Income Fund	$10.63	$10.55	1,155,623.21
Eaton Vance VT Large-Cap Value Fund	$13.43	$15.17	39,486.29
Fidelity VIP Contrafund Portfolio Service Class 2	$13.41	$14.78	154,497.37
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.21	$10.19	62,755.96
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.36	$11.76	75,093.65
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.08	$12.53	12,026.96
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$12.67	$13.13	16,886.34
Fidelity VIP High Income Portfolio Service Class 2	$11.17	$11.12	141,548.20
Fidelity VIP Mid Cap Portfolio Service Class 2	$13.50	$14.13	134,014.99
Fidelity VIP Money Market Portfolio Service Class 2	$9.76	$9.63	5,157,828.26
Fidelity VIP Overseas Portfolio Service Class 2	$13.37	$12.10	29,652.88
Fidelity VIP Real Estate Portfolio Service Class 2	$11.02	$14.11	504,394.71
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.40	$10.61	303,412.25
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.12	$14.84	75,533.00
First Investors Life Series International Fund	$10.12	$10.22	5,097.27
First Investors Life Series Opportunity Fund[1]	$10.00	$10.18	117,034.38
First Investors Life Series Total Return Fund	$10.49	$10.97	15,266.20
Franklin Income VIP Fund Class 2	$11.40	$11.77	659,806.01
Franklin Mutual Global Discovery VIP Fund Class 2	$12.70	$13.24	133,532.64
Franklin Mutual Shares VIP Fund Class 2	$13.31	$14.06	190,490.20
Franklin Rising Dividends VIP Fund Class 2	$13.54	$14.52	267,051.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.20	$10.17	10,740.77
Guggenheim VIF Long Short Equity Fund	$11.38	$11.54	9,272.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.03	$10.36	50,830.82
Guggenheim VIF Small Cap Value Series Q	$13.80	$13.42	36,129.65
Ivy Funds VIP Asset Strategy	$12.80	$11.96	533,290.83
Ivy Funds VIP Balanced	$12.14	$12.88	444,064.23
Ivy Funds VIP Dividend Opportunities	$13.14	$14.24	66,030.07
Ivy Funds VIP Energy	$11.24	$9.92	98,942.69
Ivy Funds VIP Global Bond	$10.10	$9.99	70,926.78
Ivy Funds VIP Global Growth	$9.43	$12.34	37,314.51
Ivy Funds VIP Global Natural Resources	$13.74	$8.09	34,481.16
Ivy Funds VIP Growth	$10.38	$15.15	59,688.65
Ivy Funds VIP High Income	$12.39	$10.43	1,936,974.88
Ivy Funds VIP International Core Equity	$12.39	$12.40	118,173.53
Ivy Funds VIP Mid Cap Growth	$12.87	$13.69	113,647.61
Ivy Funds VIP Science and Technology	$16.68	$16.94	121,906.88
Ivy Funds VIP Small Cap Growth	$12.74	$12.77	68,859.66
Ivy Funds VIP Small Cap Value	$13.87	$14.65	223,992.93
Janus Aspen Balanced Portfolio Service Shares	$12.25	$13.08	162,839.08
Janus Aspen Enterprise Portfolio Service Shares	$10.89	$12.06	15,114.98
Janus Aspen Flexible Bond Portfolio Service Shares	$10.26	$10.60	132,149.87
Janus Aspen Global Research Portfolio Service Shares	$13.07	$13.82	8,235.85
Janus Aspen Global Technology Portfolio Service Shares	$13.60	$14.68	11,190.52
Janus Aspen Janus Portfolio Service Shares	$13.26	$14.75	7,439.54
Janus Aspen Overseas Portfolio Service Shares	$10.22	$8.86	4,615.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$12.42	$13.29	98,327.97
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.81	$11.97	47,001.79
Lazard Retirement International Equity Portfolio Service Shares	$12.52	$11.84	26,168.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.87	$11.19	314,677.57
Lord Abbett Series Fund Developing Growth Portfolio VC	$14.71	$15.05	34,856.77
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.51	$14.28	33,045.96
MFS VIT II Corporate Bond Portfolio[4] Service Class	$9.92	$10.34	78,627.68
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.79	$8.99	16,079.86
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.16	$11.48	39,364.55
MFS VIT II International Value Portfolio Service Class	$13.54	$13.51	90,225.07
MFS VIT II Technology Portfolio Service Class	$14.25	$14.12	12,841.83
MFS VIT New Discovery Portfolio Service Class	$12.96	$13.01	29,198.16
MFS VIT Utilities Portfolio Service Class	$12.76	$14.18	124,306.51
Oppenheimer Core Bond Fund1/VA Service Class	$10.00	$10.12	37,255.43
Oppenheimer Discovery Mid Cap Growth Fund1/VA Service Class	$10.00	$10.48	331.31
Oppenheimer Global Fund1/VA Service Class	$10.00	$9.79	1,405.85
Oppenheimer Global Multi-Alternatives Fund1,3/VA Service Class	$10.00	$9.74	10,422.89
Oppenheimer International Growth Fund1/VA Service Class	$10.00	$9.25	91,686.24
Oppenheimer Main Street Fund1/VA Service Class	$10.00	$10.90	22,933.35
Oppenheimer Main Street Small Cap Fund1/VA Service Class	$10.00	$10.31	419.84
PIMCO All Asset Portfolio Advisor Class	$10.54	$10.44	284,949.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.05	$6.46	893,408.48
PIMCO Emerging Markets Bond Portfolio Advisor Class	$8.05	$10.18	46,746.80
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.17	$9.53	23,210.11
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.46	$9.44	25,207.70
PIMCO High Yield Portfolio Advisor Class	$9.15	$11.43	284,359.84
PIMCO Low Duration Portfolio Advisor Class	$10.14	$10.08	510,356.66
PIMCO Real Return Portfolio Advisor Class	$9.38	$9.53	839,549.00
PIMCO Short-Term Portfolio Advisor Class	$9.97	$9.89	2,799,179.12
PIMCO Total Return Portfolio Advisor Class	$10.20	$10.49	3,059,182.21
Pioneer Bond VCT Portfolio Class II	$10.44	$10.89	634,858.98
Pioneer Equity Income VCT Portfolio Class II	$13.04	$14.51	39,709.30
Pioneer Fund VCT Portfolio Class II	$13.16	$14.38	8,697.93
Pioneer High Yield VCT Portfolio Class II	$11.72	$11.53	119,935.17
Pioneer Strategic Income VCT Portfolio Class II	$10.54	$10.78	478,058.90
Power Income VIT Fund Class 2	$10.28	$10.03	221,762.89
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$12.36	$13.01	14,709.20
Prudential Series Fund Natural Resources Portfolio Class II	$9.07	$7.18	12,171.95
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$12.91	$13.90	42,681.44
Royce Capital Fund - Micro-Cap Portfolio Service Class	$11.09	$10.52	35,915.66
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.49	$13.69	392,454.09
Rydex VIF Biotechnology Fund	$14.52	$19.01	42,958.39
Rydex VIF S&P 500 Pure Growth Fund	$14.15	$15.70	42,583.98
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.36	$12.97	13,975.03
Templeton Developing Markets Fund Class 2	$9.65	$8.73	449,080.01
Templeton Foreign VIP Fund Class 2	$12.78	$11.20	978,804.88
Templeton Global Bond VIP Fund Class 2	$10.69	$10.74	766,071.62
Transparent Value Directional Allocation VI Portfolio[1] Class II	$10.00	$9.65	12,031.93
Van Eck VIP Global Hard Assets Fund S	$10.77	$8.57	12,741.31
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.49	$11.17	43,352.87
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[5] Class II	$11.74	$12.32	23,031.73

1Investment Option added July 30, 2014.

2Formerly ClearBridge Variable Equity Income Portfolio

3Formerly Oppenheimer Diversified Alternatives Fund

4Formerly MFS VIT II Bond Portfolio

5Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2012)	Accumulation Unit Value at End of Period (12/31/2013)	Number of Accumulation Units at End of Period
2013
Alger Capital Appreciation Portfolio Class S	$10.32	$13.73	78,132.55
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.16	$11.22	25,913.09
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.40	$10.67	32,192.79
AllianceBernstein VPS Small Cap Growth Portfolio B	$9.80	$14.05	1,153.61
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.52	$14.29	32,765.78
American Century VP Inflation Protection Fund II	$10.04	$9.06	39,801.04
American Century VP Mid Cap Value Fund II	$10.92	$13.19	80,457.67
American Century VP Ultra Fund II	$9.73	$13.14	8,947.53
American Century VP Value Fund II	$10.03	$13.01	303,731.43
BlackRock Basic Value V.I. Fund Class III	$10.19	$13.83	25,092.36
BlackRock Capital Appreciation V.I. Fund Class III	$10.08	$13.26	12,026.83
BlackRock Equity Dividend V.I. Fund Class III	$10.44	$12.78	167,038.11
BlackRock Global Allocation V.I. Fund Class III	$10.06	$11.36	214,205.86
BlackRock Large Cap Core V.I. Fund Class III	$9.94	$13.07	4,028.08
BlackRock Large Cap Growth V.I. Fund Class III	$9.99	$13.17	7,863.16
Calvert VP S&P 500 Index Portfolio	$10.28	$13.30	10,069.78
Calvert VP SRI Mid Cap Portfolio	$10.26	$13.15	5,235.81
ClearBridge Variable Equity Income Portfolio Class II	$9.95	$12.34	7,680.37
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.28	$13.90	7,257.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$9.95	$14.40	12,285.58
Columbia Variable Portfolio - Contrarian Core Fund Share[1] Class 2	$10.00	$10.86	1,656.87
Columbia Variable Portfolio - Dividend Opportunity Fund[1] Share Class 2	$10.00	$10.55	4,711.55
Columbia Variable Portfolio - Emerging Markets Bond Fund[1] Share Class 2	$10.00	$9.92	63,423.83
Columbia Variable Portfolio - High Yield Bond Fund[1] Share Class 2	$10.00	$10.23	7,939.85
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.28	$10.21	25,006.94
DWS Equity 500 Index VIP Class B	$9.89	$12.84	18,947.60
DWS Global Small Cap VIP[2] Class B	$10.08	$13.50	10,178.97
DWS Large Cap Value VIP Class B	$10.06	$12.96	3,873.17
DWS Small Cap Index VIP Class B	$10.11	$13.79	21,139.01
DWS Small Mid Cap Value VIP Class B	$10.03	$13.34	17,235.17
Eaton Vance VT Floating-Rate Income Fund	$10.37	$10.63	626,174.78
Eaton Vance VT Large-Cap Value Fund	$10.58	$13.43	12,965.18
Fidelity VIP Contrafund Portfolio Service Class 2	$10.38	$13.41	77,772.58
Fidelity VIP Emerging Markets Portfolio Service Class 2	$9.98	$10.21	29,483.30
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.04	$11.36	24,624.03
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.08	$12.08	2,226.08
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.07	$12.67	9,337.73
Fidelity VIP High Income Portfolio Service Class 2	$10.71	$11.17	81,745.70
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.07	$13.50	52,187.19
Fidelity VIP Money Market Portfolio Service Class 2	$9.89	$9.76	8,842,912.66
Fidelity VIP Overseas Portfolio Service Class 2	$10.41	$13.37	4,321.72
Fidelity VIP Real Estate Portfolio Service Class 2	$10.99	$11.02	213,544.46
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.54	$10.40	158,102.60
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.99	$14.12	40,139.50
First Investors Life Series International Fund[1]	$10.00	$10.12	431.99
First Investors Life Series Total Return Fund[1]	$10.00	$10.49	0.00
Franklin Income VIP Fund[3] Class 2	$10.14	$11.40	301,184.19
Franklin Mutual Global Discovery VIP Fund[4] Class 2	$10.09	$12.70	55,038.64
Franklin Mutual Shares VIP Fund[5] Class 2	$10.52	$13.31	165,839.35
Franklin Rising Dividends VIP Fund[6] Class 2	$10.58	$13.54	149,702.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.09	$9.20	6,274.16
Guggenheim VIF Long Short Equity Fund[7]	$9.82	$11.38	6,649.09
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	$10.03	15,877.07
Guggenheim VIF Small Cap Value Series Q	$10.22	$13.80	22,649.17
Ivy Funds VIP Asset Strategy	$10.37	$12.80	296,837.70
Ivy Funds VIP Balanced	$9.95	$12.14	178,500.62
Ivy Funds VIP Dividend Opportunities	$10.27	$13.14	28,494.93
Ivy Funds VIP Energy	$8.92	$11.24	56,906.22
Ivy Funds VIP Global Bond	$10.07	$10.10	21,638.89
Ivy Funds VIP Global Natural Resources	$8.87	$9.43	22,921.79
Ivy Funds VIP Growth	$10.20	$13.74	16,395.08
Ivy Funds VIP High Income[1]	$10.00	$10.38	363,842.93
Ivy Funds VIP International Core Equity	$10.05	$12.39	44,585.61
Ivy Funds VIP International Growth	$10.54	$12.39	10,087.44
Ivy Funds VIP Mid Cap Growth	$10.04	$12.87	62,342.17
Ivy Funds VIP Science and Technology	$10.81	$16.68	52,641.45
Ivy Funds VIP Small Cap Growth	$9.01	$12.74	38,880.75
Ivy Funds VIP Small Cap Value	$10.53	$13.87	70,120.53
Janus Aspen Balanced Portfolio Service Shares	$10.36	$12.25	46,826.33
Janus Aspen Enterprise Portfolio Service Shares	$10.00	$10.89	1,582.82
Janus Aspen Flexible Bond Portfolio Service Shares	$10.43	$10.26	44,641.81
Janus Aspen Global Research Portfolio Service Shares	$10.35	$13.07	2,590.50
Janus Aspen Global Technology Portfolio Service Shares	$10.18	$13.60	6,261.74
Janus Aspen Janus Portfolio Service Shares	$10.34	$13.26	784.68
Janus Aspen Overseas Portfolio Service Shares	$9.06	$10.22	1,544.21
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$12.42	92,821.58
Lazard Retirement Global Dynamic Multi Asset Portfolio[8] Service Shares	$10.02	$11.81	2,354.11
Lazard Retirement International Equity Portfolio Service Shares	$10.51	$12.52	1,285.32
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.07	$11.74	1,844.76
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.19	$10.87	93,107.71
Lord Abbett Series Fund Developing Growth Portfolio VC	$9.52	$14.71	18,846.32
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.08	$13.51	13,937.17
MFS VIT II Bond Portfolio Service Class	$10.11	$9.92	21,233.65
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.49	$9.79	18,960.39
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.42	$11.16	30,029.88
MFS VIT II International Value Portfolio Service Class	$10.75	$13.54	63,761.98
MFS VIT II New Discovery Portfolio Service Class	$10.24	$14.25	23,491.16
MFS VIT II Technology Portfolio Service Class	$9.75	$12.96	2,909.42
MFS VIT II Utilities Portfolio Service Class	$10.75	$12.76	69,986.22
PIMCO All Asset Portfolio Advisor Class	$10.67	$10.54	156,058.20
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$9.56	$8.05	377,536.11
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.09	$8.05	377,536.11
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.48	$10.17	24,504.69
PIMCO Global Multi-Asset Managed Allocation Portfolio[9] Advisor Class	$10.07	$9.46	12,865.03
PIMCO High Yield Portfolio Advisor Class	$10.77	$9.15	23,302.62
PIMCO Low Duration Portfolio Advisor Class	$10.30	$10.14	278,778.90
PIMCO Real Return Portfolio Advisor Class	$10.48	$9.38	452,411.25
PIMCO Short-Term Portfolio Advisor Class	$10.06	$9.97	1,217,939.58
PIMCO Total Return Portfolio Advisor Class	$10.56	$10.20	1,368,745.14
Pioneer Bond VCT Portfolio Class II	$10.49	$10.44	322,757.48
Pioneer Equity Income VCT Portfolio Class II	$10.26	$13.04	18,029.46
Pioneer Fund VCT Portfolio Class II	$10.03	$13.16	5,335.68
Pioneer High Yield VCT Portfolio Class II	$10.63	$11.72	337,788.19
Pioneer Strategic Income VCT Portfolio Class II	$10.58	$10.54	184,126.42
Power Income VIT Fund Class 2	$9.96	$10.28	136,933.88
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$9.68	$12.36	11,214.08
Prudential Series Fund Natural Resources Portfolio Class II	$8.38	$9.07	3,623.89
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.23	$12.91	28,875.37
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.32	$11.09	13,740.27
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.17	$13.49	115,234.47
Rydex VIF Biotechnology Fund	$9.55	$14.52	10,195.11
Rydex VIF S&P 500 Pure Growth Fund	$10.15	$14.15	9,725.23
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.10	$13.36	5,824.90
Templeton Developing Markets Fund[10] Class 2	$9.88	$9.65	261,210.15
Templeton Foreign VIP Fund[11] Class 2	$10.53	$12.78	403,491.25
Templeton Global Bond VIP Fund[12] Class 2	$10.66	$10.69	344,287.80
Van Eck VIP Global Hard Assets Fund S	$9.89	$10.77	4,560.36
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.99	$11.49	64,865.31

1Investment Option added August 1, 2013.

2Formerly DWS Global Small Cap Growth VIP Class B

3Formerly Franklin Income Securities Fund Class 2

4Formerly Mutual Global Discovery Securities Fund Class 2

5Formerly Mutual Shares Securities Fund Class 2

6Formerly Franklin Rising Dividends Securities Fund Class 2

7Formerly Guggenheim U.S. VT Long Short Momentum Fund

8Formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares

9Formerly PIMCO Global Multi-Asset Portfolio Advisor Class

10Formerly Templeton Developing Markets Securities Fund Class 2

11Formerly Templeton Foreign Securities Fund Class 2

12Formerly Templeton Global Bond Securities Fund Class 2

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2011)	Accumulation Unit Value at End of Period (12/31/2012)	Number of Accumulation Units at End of Period
2012
Alger Capital Appreciation Portfolio Class S	$10.00	$10.32	5,393.27
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.00	$10.16	612.13
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.00	$10.40	1,939.92
AllianceBernstein VPS Small Cap Growth Portfolio B	$10.00	$9.80	0.00
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.00	$10.52	550.28
American Century VP Inflation Protection Fund II	$10.00	$10.04	6,908.04
American Century VP Mid Cap Value Fund II	$10.00	$10.92	63.31
American Century VP Ultra Fund II	$10.00	$9.73	0.00
American Century VP Value Fund II	$10.00	$10.03	70.38
BlackRock Basic Value V.I. Fund Class III	$10.00	$10.19	4,963.09
BlackRock Capital Appreciation V.I. Fund Class III	$10.00	$10.08	1,061.04
BlackRock Equity Dividend V.I. Fund Class III	$10.00	$10.44	23,742.31
BlackRock Global Allocation V.I. Fund Class III	$10.00	$10.06	34,229.43
BlackRock Large Cap Core V.I. Fund Class III	$10.00	$9.94	449.08
BlackRock Large Cap Growth V.I. Fund Class III	$10.00	$9.99	537.74
Calvert VP SRI Equity Portfolio	$10.00	$10.28	22.40
Calvert VP SRI Mid Cap Portfolio	$10.00	$10.26	233.93
ClearBridge Variable Equity Income Portfolio Class II	$10.00	$9.95	0.00
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.00	$10.28	173.09
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	$9.95	0.00
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.00	$10.28	4,221.71
DWS Equity 500 Index VIP Class B	$10.00	$9.89	30.55
DWS Global Small Cap Growth VIP Class B	$10.00	$10.08	30.55
DWS Large Cap Value VIP Class B	$10.00	$10.06	0.00
DWS Small Cap Index VIP Class B	$10.00	$10.11	0.00
DWS Small Mid Cap Value VIP Class B	$10.00	$10.03	2,460.47
Eaton Vance VT Floating-Rate Income Fund	$10.00	$10.37	61,693.81
Eaton Vance VT Large-Cap Value Fund	$10.00	$10.58	2,236.10
Fidelity VIP Contrafund Portfolio Service Class 2	$10.00	$10.38	7,412.56
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.00	$9.98	688.58
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.00	$10.04	2,419.66
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.00	$10.08	0.00
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.00	$10.07	0.00
Fidelity VIP High Income Portfolio Service Class 2	$10.00	$10.71	32,974.12
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.00	$10.07	3,565.08
Fidelity VIP Money Market Portfolio Service Class 2	$10.00	$9.89	1,130,153.67
Fidelity VIP Overseas Portfolio Service Class 2	$10.00	$10.41	0.00
Fidelity VIP Real Estate Portfolio Service Class 2	$10.00	$10.99	23,206.41
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.00	$10.54	33,104.21
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.00	$10.99	5,139.01
Franklin Income Securities Fund Class 2	$10.00	$10.14	4,813.68
Franklin Rising Dividends Securities Fund Class 2	$10.00	$10.58	28,330.93
Guggenheim VT Global Managed Futures Strategy Fund	$10.00	$9.09	2,809.45
Guggenheim VT Multi-Hedge Strategies Fund	$10.00	$10.00	2,962.95
Guggenheim VT Small Cap Value Series Q	$10.00	$10.22	159.90
Guggenheim VT U.S. Long Short Momentum Fund	$10.00	$9.82	785.59
Ivy Funds VIP Asset Strategy	$10.00	$10.37	52,294.76
Ivy Funds VIP Balanced	$10.00	$9.95	0.00
Ivy Funds VIP Dividend Opportunities	$10.00	$10.27	3,041.83
Ivy Funds VIP Energy	$10.00	$8.92	703.78
Ivy Funds VIP Global Bond	$10.00	$10.07	928.37
Ivy Funds VIP Global Natural Resources	$10.00	$8.87	14,336.96
Ivy Funds VIP Growth	$10.00	$10.20	2,268.01
Ivy Funds VIP International Core Equity	$10.00	$10.05	2,268.01
Ivy Funds VIP International Growth	$10.00	$10.54	2,247.83
Ivy Funds VIP Mid Cap Growth	$10.00	$10.04	5,981.47
Ivy Funds VIP Science and Technology	$10.00	$10.81	2,487.54
Ivy Funds VIP Small Cap Growth	$10.00	$9.01	1,881.55
Ivy Funds VIP Small Cap Value	$10.00	$10.53	4,875.49
Janus Aspen Balanced Portfolio Service Shares	$10.00	$10.36	6,185.43
Janus Aspen Flexible Bond Portfolio Service Shares	$10.00	$10.43	10,667.75
Janus Aspen Global Research Portfolio Service Shares	$10.00	$10.35	58.35
Janus Aspen Global Technology Portfolio Service Shares	$10.00	$10.18	1,356.37
Janus Aspen Janus Portfolio Service Shares	$10.00	$10.34	0.00
Janus Aspen Overseas Portfolio Service Shares	$10.00	$9.06	0.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$10.00	9,068.14
Lazard Retirement International Equity Portfolio Service Shares	$10.00	$10.51	0.00
Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares	$10.00	$10.02	0.00
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	$10.07	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	$10.19	1,673.55
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	$9.52	0.00
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	$10.08	0.00
MFS VIT II Bond Portfolio Service Class	$10.00	$10.11	802.58
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	$10.49	0.00
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	$10.42	9,499.38
MFS VIT II International Value Portfolio Service Class	$10.00	$10.75	5,023.58
MFS VIT II New Discovery Portfolio Service Class	$10.00	$10.24	396.20
MFS VIT II Technology Portfolio Service Class	$10.00	$9.75	197.49
MFS VIT II Utilities Portfolio Service Class	$10.00	$10.75	3,689.65
Mutual Global Discovery Securities Fund Class 2	$10.00	$10.09	99.95
Mutual Shares Securities Fund Class 2	$10.00	$10.52	20,164.58
PIMCO All Asset Portfolio Advisor Class	$10.00	$10.67	40,103.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	$9.56	31,144.36
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	$11.09	16,560.86
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	$10.48	13,407.39
PIMCO Global Multi-Asset Portfolio Advisor Class	$10.00	$10.07	5,796.98
PIMCO High Yield Portfolio Advisor Class	$10.00	$10.77	36,306.28
PIMCO Low Duration Portfolio Advisor Class	$10.00	$10.30	233,787.54
PIMCO Real Return Portfolio Advisor Class	$10.00	$10.48	75,875.06
PIMCO Short-Term Portfolio Advisor Class	$10.00	$10.06	105,820.26
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.56	154,839.82
Pioneer Bond VCT Portfolio Class II	$10.00	$10.49	38,735.04
Pioneer Equity Income VCT Portfolio Class II	$10.00	$10.26	3,589.00
Pioneer Fund VCT Portfolio Class II	$10.00	$10.03	995.26
Pioneer High Yield VCT Portfolio Class II	$10.00	$10.63	59,480.24
Pioneer Strategic Income VCT Portfolio Class II	$10.00	$10.58	71,305.52
Power Income VIT Fund Class 2	$10.00	$9.96	10,738.99
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	$9.68	988.14
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	$8.38	1,250.30
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	$10.23	5,399.33
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$9.32	4,585.70
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	$10.17	9,991.62
Rydex VT Biotechnology Fund	$10.00	$9.55	38.71
Rydex VT S&P 500 Pure Growth Fund	$10.00	$10.15	27.44
Rydex VT S&P MidCap 400 Pure Growth Fund	$10.00	$10.10	407.55
Templeton Developing Markets Securities Fund Class 2	$10.00	$9.88	20,748.43
Templeton Foreign Securities Fund Class 2	$10.00	$10.53	29,049.14
Templeton Global Bond Securities Fund Class 2	$10.00	$10.66	41,085.87
Van Eck VIP Global Hard Assets Fund S	$10.00	$9.89	407.55
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	$10.99	18,856.69

The Statement of Additional Information (SAI) can provide you with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting your registered representative or by contacting our Customer Service Center at:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421

Facsimile: (866) 511-7038

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC  20549-0102.

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE
LiveWell VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Issued by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421 (toll-free)

Fax: (866) 511-7038 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2019, by contacting us at our Customer Service Center using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.

Dated  May 1, 2019

THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Option Yield Calculation

Other Investment Option Yield Calculations

Standard Total Return Calculations

Cumulative Total Returns

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACTS

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

EXPERTS

OTHER INFORMATION

CONDENSED FINANCIALS

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between you and us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, we will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by us will be paid to the payee.  Any overpayments made by us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to you.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, we are not liable for payments made by us before we record the written notice.    A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving us written notice.  The assignment does not take effect until we accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Accumulation Unit Value

We determine accumulation unit values for each investment option of our Separate Account at the end of each valuation period. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment option every valuation period by taking a) divided by b) minus c) where:

a)      Is the total of:

1)        The net asset value per share at the end of the current Valuation Period; plus

2)        Any dividend or capital gains per share reinvested during the current Valuation Period; plus

3)        Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.

b)     Is the net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.

c)     Is the Mortality and Expense Risk Charge plus the Asset Based Administration Charge for each day in the current Valuation Period.

We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that we would adjust unit values to reflect what happens to the portfolios, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment options.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Option Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Government Money Market Fund  investment option (called “the money market investment option” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment option or on their respective portfolio securities. This current annualized yield is computed for each money market investment option by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment option at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, administration charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment option of the Separate Account will be lower than the yield for the respective money market investment option or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment option for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment option’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment option or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment option or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

Other Investment Option Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment options (except the money market investment option) for 30-day periods. The annualized yield of an investment option refers to income generated by the investment option over a specified 30-day period. Because the yield is annualized, the yield generated by an investment option during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a – b + 1)6 – 1 ]

     cd

Where:  a =   net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment option.

              b =  expenses accrued for the period (net of reimbursements).

              c =   the average daily number of units outstanding during the period.

              d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts.

Because of the charges and deductions imposed by the Separate Account the yield of the investment option will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment options normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment option’s actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland National may from time to time also disclose average annual total returns for one or more of the investment options for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:       P =        a hypothetical initial payment of $1,000

                   T =        average annual total return

                   n =        number of years

      ERV =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40  maintenance fee. This additional amount is based on an “average” Contract with an initial premium of $100,000 so it is calculated as $40, or 0.04%, annually. The standard average annual total return calculations assume the contract is surrendered.

Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force.  Accordingly, Midland National may disclose the following types of average annual total return:

1.      The contract is surrendered and

2.      The contract is not surrendered.

Cumulative Total Returns

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] – 1

Where:     CTR = the cumulative total return net of investment option recurring charges for the period.

ERV = ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                 P      =  an assumed initial payment of $1,000.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment option for periods before the investment option commenced operations, based on the assumption that the investment option was in existence before it actually was, and that the investment option had been invested in a particular portfolio that was in existence prior to the investment option’s commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment option will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40 maintenance fee. This additional amount is based on an  average accumulation value of $20,000 so it is calculated as $40, or 0.20% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment option. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment option is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.  Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (“Code”).

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner’s death, or (2) as Annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment option of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment option, through the fund company in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income and whether the individual is a participant in a qualified plan.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Financial Network, LLC (“Sammons Financial Network”) serves as principal underwriter for the contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Financial Network offers the contracts through its registered representatives.  Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.  Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.

A  distribution allowance is paid to Sammons Financial Network of 1.00% of total premiums received on LiveWell Variable Annuity. The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance Paid to Sammons Financial Network *
2016	$2,153,422.51
2017	$3,131,061.83
2018	$3,306,926.60

*Represents an underwriting fee paid to Sammons Financial Network for  LiveWell Variable Annuity  under Separate Account C.

Sammons Financial Network, LLC or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.

We and/or Sammons Financial Network may pay certain selling firms additional amounts for:

•         participation in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of portfolio shares held by each of the investment options.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Carlton Fields, P.A., Washington, D.C.

EXPERTS

The financial statements of Midland National Life Separate Account C at December 31, 2018, and for the periods disclosed in those financial statements, and the financial statements and schedules of Midland National Life Insurance Company at December 31, 2018 and 2017, and for the three years in the period ended December 31, 2018, appearing herein have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP

699 Walnut Street, Suite 1300

Des Moines, IA 50309

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

CONDENSED FINANCIALS

The following tables of condensed financial information show accumulation unit values for each investment option for the period since the investment option started operation.  An accumulation unit value is the unit we use to calculate the value of your interest in an investment option.  The tables showing the highest and lowest levels of Separate Account annual expenses available under the contract are located in the prospectus.  The information for all other accumulation unit values are shown below.

Table 1 - Base Contract with 6-Year Optional Value Endorsement – 1.20% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2017)	Accumulation Unit Value at End of Period (12/31/2018)	Number of Accumulation Units at End of Period
2018
AB VPS Dynamic Asset Allocation Portfolio B	$10.73	$9.82	1,580.17
AB VPS Small Cap Growth Portfolio B	$11.71	$11.44	0.00
AB VPS Small/Mid Cap Value Portfolio B	$11.01	$9.21	2,013.93
Alger Capital Appreciation Portfolio Class S	$11.31	$11.13	31,441.90
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.75	$7.81	0.00
ALPS | Red Rocks Listed Private Equity Class III	$11.09	$9.59	384.28
American Century VP Inflation Protection Fund II	$10.14	$9.74	0.00
American Century VP Mid Cap Value Fund II	$10.72	$9.22	21,605.68
American Century VP Ultra Fund II	$11.56	$11.48	2,623.60
American Century VP Value Fund II	$10.65	$9.55	39,682.76
American Funds IS Asset Allocation Fund Class 4	$10.81	$10.17	41,534.24
American Funds IS Blue Chip Income and Growth Fund Class 4	$11.13	$10.01	42,142.03
American Funds IS Capital Income Builder® Class 4	$10.64	$9.75	2,733.42
American Funds IS Global Growth and Income Fund Class 4	$11.36	$10.11	3,857.51
American Funds IS Global Growth Fund Class 4	$11.39	$10.22	5,798.25
American Funds IS Global Small Capitalization Fund Class 4	$11.31	$9.97	2,333.64
American Funds IS Growth Fund Class 4	$11.30	$11.11	39,240.54
American Funds IS Growth-Income Fund Class 4	$11.23	$10.86	43,308.71
American Funds IS International Fund Class 4	$11.51	$9.85	1,975.32
American Funds IS International Growth and Income Fund Class 4	$11.18	$9.78	2,290.75
American Funds IS New World Fund® Class 4	$11.32	$9.59	21,536.99
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$9.92	$9.85	2,317.18
American Funds IS Ultra-Short Bond Fund Class 4	$9.94	$9.93	0.00
BlackRock Advantage Large Cap Core V.I. Fund Class III	$11.12	$10.38	0.00
BlackRock Basic Value V.I. Fund Class III	$10.82	$9.83	1,888.78
BlackRock Capital Appreciation V.I. Fund Class III	$11.31	$11.65	0.00
BlackRock Equity Dividend V.I. Fund Class III	$11.14	$10.19	4,677.75
BlackRock Global Allocation V.I. Fund Class III	$10.66	$9.73	5,646.91
BlackRock Large Cap Focus Growth V.I. Fund Class III	$11.39	$11.57	988.98
Calvert VP S&P 500 Index Portfolio	$11.24	$10.58	0.00
Calvert VP SRI Balanced Portfolio[1]	$10.00	$9.70	0.00
Calvert VP SRI Mid Cap Portfolio	$10.71	$10.11	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.49	$9.48	0.00
ClearBridge Variable Dividend Strategy Portfolio Class II	$11.15	$10.47	9,911.64
ClearBridge Variable Large Cap Growth II	$10.93	$10.78	18,881.66
ClearBridge Variable Mid Cap Portfolio Class II	$10.70	$9.22	10,666.42
ClearBridge Variable Small Cap Growth Portfolio Class II	$11.40	$11.62	1,168.31
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$11.12	$9.98	3,915.35
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.94	$10.16	1,406.78
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.42	$9.53	4,722.96
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.21	$9.69	0.00
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2	$11.18	$9.67	1,782.04
Columbia Variable Portfolio Seligman Global Tech Fund Class 2	$10.82	$9.79	362.02
Columbia Variable Portfolio US Government Mortgage Fund Class 2	$9.97	$10.00	0.00
DWS Alternative Asset Allocation[2] VIP-B	$10.35	$9.27	0.00
DWS CROCI® U.S. [2] VIP-B	$11.20	$9.88	0.00
DWS Equity 500 Index[2] VIP-B	$11.21	$10.53	13,857.32
DWS Global Small Cap[2] VIP-B	$11.13	$8.71	0.00
DWS Small Cap Index[2] VIP-B	$10.89	$9.53	0.00
DWS Small Mid Cap Value[2] VIP-B	$10.64	$8.79	6,068.50
Eaton Vance VT Floating-Rate Income Fund	$10.12	$9.99	5,055.45
Fidelity® VIP Contrafund® Portfolio Service Class 2	$11.03	$10.17	4,937.88
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$12.32	$9.96	878.30
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.71	$10.01	0.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$10.95	$9.99	0.00
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$11.15	$10.01	0.00
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.96	$9.97	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$10.21	$9.73	0.00
Fidelity® VIP Mid Cap Portfolio Service Class 2	$11.21	$9.44	3,734.96
Fidelity® VIP Overseas Portfolio Service Class 2	$11.30	$9.48	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$10.21	$9.43	3,380.94
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.31	$9.90	2,397.88
Fidelity® VIP Value Strategies Portfolio Service Class 2	$11.01	$8.98	397.69
First Investors Life Series Covered Call Strategy Fund[1]	$10.48	$9.32	2,960.41
First Investors Life Series International Fund	$11.28	$9.79	0.00
First Investors Life Series Opportunity Fund	$11.08	$9.26	5,598.19
First Investors Life Series Total Return Fund	$10.69	$9.75	0.00
Franklin Income VIP Fund Class 2	$10.52	$9.95	11,150.14
Franklin Mutual Global Discovery VIP Fund Class 2	$10.27	$9.01	8,023.35
Franklin Mutual Shares VIP Fund Class 2	$10.26	$9.22	9,693.92
Franklin Rising Dividends VIP Fund Class 2	$11.19	$10.50	8,721.62
Guggenheim VIF Global Managed Futures Strategy Fund	$10.48	$9.42	596.79
Guggenheim VIF Long Short Equity Fund	$11.29	$9.71	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$10.21	$9.58	0.00
Guggenheim VIF Small Cap Value Series Q	$10.25	$8.84	1,859.46
Ivy VIP Asset Strategy	$11.00	$10.28	0.00
Ivy VIP Balanced	$10.51	$10.05	0.00
Ivy VIP Energy	$10.12	$6.58	1,827.23
Ivy VIP Global Bond	$10.14	$10.00	0.00
Ivy VIP Global Equity Income	$10.98	$9.58	0.00
Ivy VIP Global Growth	$11.20	$10.37	1,187.62
Ivy VIP Growth	$11.45	$11.58	1,207.93
Ivy VIP High Income	$10.23	$9.89	4,085.49
Ivy VIP International Core Equity	$11.03	$8.96	3,089.69
Ivy VIP Mid Cap Growth	$11.52	$11.38	2,910.48
Ivy VIP Natural Resources	$10.87	$8.25	0.00
Ivy VIP Science and Technology	$11.49	$10.76	4,380.59
Ivy VIP Small Cap Core	$10.88	$9.62	7,090.65
Ivy VIP Small Cap Growth	$11.27	$10.68	3,905.74
Janus Henderson Balanced Portfolio Service Shares	$11.03	$10.95	7,623.54
Janus Henderson Enterprise Portfolio Service Shares	$11.51	$11.30	32,701.44
Janus Henderson Flexible Bond Portfolio Service Shares	$10.09	$9.84	0.00
Janus Henderson Global Research Portfolio Service Shares	$11.30	$10.37	0.00
Janus Henderson Global Technology Portfolio Service Shares	$12.00	$11.97	3,474.89
Janus Henderson Mid Cap Value Portfolio Service Shares	$10.91	$9.29	4,120.38
Janus Henderson Overseas Portfolio Service Shares	$11.34	$9.51	0.00
Janus Henderson Research Portfolio Service Shares	$11.18	$10.74	0.00
John Hancock VIT Financial Industries Trust Series II1	$10.00	$8.36	0.00
John Hancock VIT Fundamental All Cap Core Trust Series II1	$10.00	$8.77	0.00
John Hancock VIT Select Bond Trust Series II1	$10.00	$10.09	0.00
John Hancock VIT Strategic Income Opportunities Trust Series II1	$10.00	$9.50	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.12	$10.27	369.40
Lazard Retirement International Equity Portfolio Service Shares	$11.17	$9.50	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.44	$9.90	17,509.52
Lord Abbett Series Fund Developing Growth Portfolio VC	$11.71	$12.13	1,487.58
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.96	$9.94	2,409.79
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.03	$10.02	8,076.70
MFS VIT II Blended Research Core Equity Portfolio Service Class	$11.20	$10.18	2,256.42
MFS VIT II Corporate Bond Portfolio Service Class	$10.30	$9.84	886.26
MFS VIT II Emerging Markets Equity Portfolio Service Class	$11.77	$9.99	3,706.23
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.50	$9.88	0.00
MFS VIT II International Value Portfolio Service Class	$11.36	$10.13	9,212.00
MFS VIT II Technology Portfolio Service Class	$11.64	$11.68	3,587.07
MFS VIT New Discovery Portfolio Service Class	$11.40	$11.07	6,428.38
MFS VIT Utilities Portfolio Service Class	$10.62	$10.58	5,529.60
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.47	$10.62	0.00
Oppenheimer Global Fund/VA Service Class	$11.71	$10.02	5,174.99
Oppenheimer International Growth Fund/VA Service Class	$11.15	$8.86	6,616.64
Oppenheimer Main Street Fund/VA Service Class	$10.62	$9.39	4,879.63
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.78	$9.79	24,674.25
Oppenheimer Total Return Bond Fund/VA Service Class	$10.18	$9.93	675.27
PIMCO All Asset Portfolio Advisor Class	$10.68	$9.98	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.45	$8.86	0.00
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.30	$9.68	867.67
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.70	$9.98	0.00
PIMCO High Yield Portfolio Advisor Class	$10.23	$9.83	1,150.20
PIMCO Income Portfolio Advisor Class	$10.13	$10.04	36,452.72
PIMCO Low Duration Portfolio Advisor Class	$10.00	$9.90	16,457.98
PIMCO Real Return Portfolio Advisor Class	$10.08	$9.73	10,738.30
PIMCO Short-Term Portfolio Advisor Class	$10.07	$10.09	12,574.90
PIMCO Total Return Portfolio Advisor Class	$10.19	$10.00	12,386.49
PIMCO VIT Dynamic Bond Portfolio[5] Advisor Class	$10.17	$10.14	2,134.61
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) [4] Advisor Class	$10.41	$9.85	0.00
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)[3] Advisor Class	$10.11	$10.19	419.07
Pioneer Bond VCT Portfolio Class II	$10.15	$9.93	35,883.35
Pioneer Equity Income VCT Portfolio Class II	$11.08	$9.99	26,533.22
Pioneer Fund VCT Portfolio Class II	$11.25	$10.92	0.00
Pioneer High Yield VCT Portfolio Class II	$10.22	$9.70	0.00
Pioneer Strategic Income VCT Portfolio Class II	$10.18	$9.87	24,634.80
Power Dividend Index VIT Fund Class 1	$10.68	$9.71	15,064.99
Power Income VIT Fund Class 2	$9.99	$9.54	0.00
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$11.60	$10.80	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$10.79	$8.70	596.11
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.98	$9.97	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.74	$9.84	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.44	$9.35	0.00
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.66	$9.64	0.00
Rydex VIF Biotechnology Fund	$11.08	$9.91	4,105.83
Rydex VIF S&P 500 Pure Growth Fund	$11.27	$10.51	0.00
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.96	$9.22	0.00
T. Rowe Price Blue Chip Growth Portfolio-II	$11.71	$11.76	35,934.21
T. Rowe Price Health Sciences Portfolio-II	$11.05	$11.01	11,438.40
Templeton Developing Markets Fund Class 2	$11.95	$9.94	558.73
Templeton Foreign VIP Fund Class 2	$10.80	$9.02	29,780.31
Templeton Global Bond VIP Fund Class 2	$9.72	$9.79	11,571.29
VanEck VIP Global Hard Assets Fund S	$10.71	$7.58	402.65
Western Asset Core Bond Plus Portfolio Class II	$10.27	$9.88	87,928.92
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.28	$9.73	756.79

1Investment option added as of May 1, 2018

2Deutsche name change to DWS effective July 2, 2018

3Formerly PIMCO VIT Foreign Bond (USD-Hedged) Portfolio

4Formerly PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class

5Formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class

Table 2 - Base Contract with 5-Year Optional Value Endorsement – 1.25% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2017)	Accumulation Unit Value at End of Period (12/31/2018)	Number of Accumulation Units at End of Period
2018
AB VPS Dynamic Asset Allocation Portfolio B	$10.73	$9.81	792.05
AB VPS Small Cap Growth Portfolio B	$11.70	$11.43	0.00
AB VPS Small/Mid Cap Value Portfolio B	$11.01	$9.21	8,355.11
Alger Capital Appreciation Portfolio Class S	$11.31	$11.12	29,718.52
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.74	$7.80	1,024.36
ALPS | Red Rocks Listed Private Equity Class III	$11.09	$9.58	7,192.58
American Century VP Inflation Protection Fund II	$10.14	$9.73	0.00
American Century VP Mid Cap Value Fund II	$10.72	$9.21	29,840.41
American Century VP Ultra Fund II	$11.55	$11.48	4,760.57
American Century VP Value Fund II	$10.65	$9.54	107,130.99
American Funds IS Asset Allocation Fund Class 4	$10.81	$10.16	196,167.88
American Funds IS Blue Chip Income and Growth Fund Class 4	$11.13	$10.01	80,973.94
American Funds IS Capital Income Builder® Class 4	$10.64	$9.74	30,787.58
American Funds IS Global Growth and Income Fund Class 4	$11.35	$10.10	34,201.41
American Funds IS Global Growth Fund Class 4	$11.39	$10.21	42,149.83
American Funds IS Global Small Capitalization Fund Class 4	$11.31	$9.96	17,057.24
American Funds IS Growth Fund Class 4	$11.29	$11.10	105,410.77
American Funds IS Growth-Income Fund Class 4	$11.22	$10.86	109,530.60
American Funds IS International Fund Class 4	$11.51	$9.84	30,643.82
American Funds IS International Growth and Income Fund Class 4	$11.17	$9.77	23,014.31
American Funds IS New World Fund® Class 4	$11.31	$9.58	79,068.27
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$9.92	$9.85	30,641.76
American Funds IS Ultra-Short Bond Fund Class 4	$9.93	$9.92	29,546.52
BlackRock Advantage Large Cap Core V.I. Fund Class III	$11.12	$10.37	0.00
BlackRock Basic Value V.I. Fund Class III	$10.82	$9.82	5,607.72
BlackRock Capital Appreciation V.I. Fund Class III	$11.54	$11.64	0.00
BlackRock Equity Dividend V.I. Fund Class III	$11.54	$10.18	23,638.94
BlackRock Global Allocation V.I. Fund Class III	$11.13	$9.72	7,027.80
BlackRock Large Cap Focus Growth V.I. Fund Class III	$11.39	$11.56	30,030.63
Calvert VP S&P 500 Index Portfolio	$11.23	$10.57	0.00
Calvert VP SRI Balanced Portfolio[1]	$10.00	$9.70	0.00
Calvert VP SRI Mid Cap Portfolio	$10.70	$10.10	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.49	$9.47	3,828.43
ClearBridge Variable Dividend Strategy Portfolio Class II	$11.15	$10.46	6,402.50
ClearBridge Variable Large Cap Growth II	$10.93	$10.77	55,860.39
ClearBridge Variable Mid Cap Portfolio Class II	$10.69	$9.21	36,953.58
ClearBridge Variable Small Cap Growth Portfolio Class II	$11.39	$11.61	26,454.52
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$11.11	$9.97	19,828.02
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.94	$10.15	135.43
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.41	$9.52	2,878.56
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.21	$9.68	0.00
Columbia Variable Portfolio Select Large-Cap Value Fund Class 2	$11.18	$9.67	487.29
Columbia Variable Portfolio Seligman Global Tech Fund Class 2	$10.82	$9.78	5,184.63
Columbia Variable Portfolio US Government Mortgage Fund Class 2	$9.96	$10.00	0.00
DWS Alternative Asset Allocation[2] VIP-B	$10.34	$9.26	0.00
DWS CROCI® U.S.[2] VIP-B	$11.19	$9.87	0.00
DWS Equity 500 Index[2] VIP-B	$11.21	$10.52	50,615.63
DWS Global Small Cap[2] VIP-B	$11.12	$8.70	0.00
DWS Small Cap Index[2] VIP-B	$10.88	$9.52	3,949.79
DWS Small Mid Cap Value[2] VIP-B	$10.63	$8.78	21,261.30
Eaton Vance VT Floating-Rate Income Fund	$10.12	$9.98	24,670.92
Fidelity® VIP Contrafund® Portfolio Service Class 2	$11.03	$10.17	27,177.67
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$12.32	$9.95	2,034.42
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.70	$10.00	1,890.34
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$10.95	$9.98	6,673.12
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$11.14	$10.01	13,862.46
Fidelity® VIP Government Money Market Portfolio Service Class 2	$9.95	$9.97	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$10.21	$9.72	1,104.93
Fidelity® VIP Mid Cap Portfolio Service Class 2	$11.21	$9.43	18,866.06
Fidelity® VIP Overseas Portfolio Service Class 2	$11.29	$9.47	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$10.20	$9.43	11,317.30
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.31	$9.89	17,626.21
Fidelity® VIP Value Strategies Portfolio Service Class 2	$11.01	$8.97	3,746.42
First Investors Life Series Covered Call Strategy Fund[1]	$10.48	$9.31	0.00
First Investors Life Series International Fund	$11.28	$9.78	0.00
First Investors Life Series Opportunity Fund	$11.07	$9.25	6,453.61
First Investors Life Series Total Return Fund	$10.68	$9.74	0.00
Franklin Income VIP Fund Class 2	$10.52	$9.94	32,584.94
Franklin Mutual Global Discovery VIP Fund Class 2	$10.27	$9.00	9,127.73
Franklin Mutual Shares VIP Fund Class 2	$10.26	$9.21	10,252.58
Franklin Rising Dividends VIP Fund Class 2	$11.19	$10.49	37,411.05
Guggenheim VIF Global Managed Futures Strategy Fund	$10.47	$9.41	1,626.10
Guggenheim VIF Long Short Equity Fund	$11.29	$9.70	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$10.21	$9.57	537.33
Guggenheim VIF Small Cap Value Series Q	$10.24	$8.83	2,043.72
Ivy VIP Asset Strategy	$11.00	$10.27	2,858.19
Ivy VIP Balanced	$10.51	$10.04	796.17
Ivy VIP Energy	$10.11	$6.58	1,910.48
Ivy VIP Global Bond	$10.14	$9.99	118.57
Ivy VIP Global Equity Income	$10.98	$9.57	0.00
Ivy VIP Global Growth	$11.20	$10.36	612.15
Ivy VIP Growth	$11.45	$11.57	1,853.66
Ivy VIP High Income	$10.23	$9.89	20,093.28
Ivy VIP International Core Equity	$11.03	$8.95	17,194.68
Ivy VIP Mid Cap Growth	$11.52	$11.37	29,228.70
Ivy VIP Natural Resources	$10.87	$8.24	730.67
Ivy VIP Science and Technology	$11.49	$10.75	19,485.27
Ivy VIP Small Cap Core	$10.88	$9.61	39,077.49
Ivy VIP Small Cap Growth	$11.27	$10.67	9,274.04
Janus Henderson Balanced Portfolio Service Shares	$11.03	$10.94	16,877.25
Janus Henderson Enterprise Portfolio Service Shares	$11.51	$11.29	58,153.90
Janus Henderson Flexible Bond Portfolio Service Shares	$10.09	$9.84	2,893.61
Janus Henderson Global Research Portfolio Service Shares	$11.29	$10.36	906.23
Janus Henderson Global Technology Portfolio Service Shares	$12.00	$11.96	7,759.52
Janus Henderson Mid Cap Value Portfolio Service Shares	$10.90	$9.28	6,416.76
Janus Henderson Overseas Portfolio Service Shares	$11.34	$9.50	2,368.59
Janus Henderson Research Portfolio Service Shares	$11.18	$10.73	0.00
John Hancock VIT Financial Industries Trust Series II1	$10.00	$8.36	3,709.21
John Hancock VIT Fundamental All Cap Core Trust Series II1	$10.00	$8.76	0.00
John Hancock VIT Select Bond Trust Series II1	$10.00	$10.09	0.00
John Hancock VIT Strategic Income Opportunities Trust Series II1	$10.00	$9.50	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.12	$10.26	6,182.77
Lazard Retirement International Equity Portfolio Service Shares	$11.17	$9.49	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.44	$9.89	46,062.39
Lord Abbett Series Fund Developing Growth Portfolio VC	$11.70	$12.12	1,112.47
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.96	$9.94	0.00
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.02	$10.01	46,758.66
MFS VIT II Blended Research Core Equity Portfolio Service Class	$11.20	$10.18	0.00
MFS VIT II Corporate Bond Portfolio Service Class	$10.29	$9.83	21,643.52
MFS VIT II Emerging Markets Equity Portfolio Service Class	$11.77	$9.98	18,889.04
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.50	$9.87	3,150.52
MFS VIT II International Value Portfolio Service Class	$11.36	$10.12	24,677.89
MFS VIT II Technology Portfolio Service Class	$11.64	$11.67	14,278.20
MFS VIT New Discovery Portfolio Service Class	$11.40	$11.06	9,750.02
MFS VIT Utilities Portfolio Service Class	$10.62	$10.57	5,414.71
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$11.47	$10.61	9,006.46
Oppenheimer Global Fund/VA Service Class	$11.70	$10.01	18,675.45
Oppenheimer International Growth Fund/VA Service Class	$11.15	$8.86	48,676.52
Oppenheimer Main Street Fund/VA Service Class	$10.62	$9.38	21,783.63
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.78	$9.78	5,133.79
Oppenheimer Total Return Bond Fund/VA Service Class	$10.18	$9.92	394.24
PIMCO All Asset Portfolio Advisor Class	$10.68	$9.97	138.87
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.45	$8.85	507.29
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.29	$9.67	2,063.72
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.70	$9.84	0.00
PIMCO High Yield Portfolio Advisor Class	$10.22	$9.82	1,896.61
PIMCO Income Portfolio[1] Advisor Class	$10.13	$10.03	46,001.96
PIMCO Low Duration Portfolio Advisor Class	$9.99	$9.89	32,871.18
PIMCO Real Return Portfolio Advisor Class	$10.08	$9.72	17,539.11
PIMCO Short-Term Portfolio Advisor Class	$10.07	$10.08	46,521.86
PIMCO Total Return Portfolio Advisor Class	$10.19	$9.99	15,781.60
PIMCO VIT Dynamic Bond Portfolio[5] Advisor Class	$10.16	$10.13	4,040.64
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)[4] Advisor Class	$10.41	$9.84	0.00
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)[3] Advisor Class	$10.10	$10.18	3,630.56
Pioneer Bond VCT Portfolio Class II	$10.15	$9.92	78,111.30
Pioneer Equity Income VCT Portfolio Class II	$11.08	$9.98	51,695.42
Pioneer Fund VCT Portfolio Class II	$11.24	$10.91	0.00
Pioneer High Yield VCT Portfolio Class II	$10.22	$9.69	0.00
Pioneer Strategic Income VCT Portfolio Class II	$10.18	$9.86	10,328.25
Power Dividend Index VIT Fund Class 1	$10.68	$9.70	1,577.69
Power Income VIT Fund Class 2	$9.98	$9.53	3,308.49
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$11.59	$10.79	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$10.79	$8.69	1,277.77
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.98	$9.96	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.74	$9.84	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.43	$9.35	0.00
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.66	$9.63	1,285.34
Rydex VIF Biotechnology Fund	$11.07	$9.90	13,254.72
Rydex VIF S&P 500 Pure Growth Fund	$11.27	$10.50	18,030.31
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.95	$9.21	5,532.73
T. Rowe Price Blue Chip Growth Portfolio-II	$11.70	$11.75	104,143.90
T. Rowe Price Health Sciences Portfolio-II	$11.04	$11.00	37,822.53
Templeton Developing Markets Fund Class 2	$11.94	$9.93	213.18
Templeton Foreign VIP Fund Class 2	$10.80	$9.01	61,103.23
Templeton Global Bond VIP Fund Class 2	$9.72	$9.78	34,934.27
VanEck VIP Global Hard Assets Fund S	$10.71	$7.57	1,269.53
Western Asset Core Bond Plus Portfolio Class II	$10.27	$9.87	130,158.44
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.27	$9.72	254.03

1Investment option added as of May 1, 2018

2Deutsche name change to DWS effective July 2, 2018

3Formerly PIMCO VIT Foreign Bond (USD-Hedged) Portfolio

4Formerly PIMCO VIT Global Bond Portfolio (Unhedged) Advisor Class

5Formerly PIMCO VIT Unconstrained Bond Portfolio Advisor Class

Table 1 - Base Contract with 6-Year Optional Value Endorsement – 1.20% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (5/1/2017)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$10.00	10.73	1,307.71
AB VPS Real Estate Investment Portfolio B	$10.00	10.30	0.00
AB VPS Small Cap Growth Portfolio B	$10.00	11.71	0.00
AB VPS Small/Mid Cap Value Portfolio B	$10.00	11.01	526.60
Alger Capital Appreciation Portfolio Class S	$10.00	11.31	3,077.82
ALPS | Alerian Energy Infrastructure Portfolio Class III	$10.00	9.75	0.00
ALPS | Red Rocks Listed Private Equity Class III	$10.00	11.09	295.33
American Century VP Inflation Protection Fund II	$10.00	10.14	726.63
American Century VP Mid Cap Value Fund II	$10.00	10.72	5,672.97
American Century VP Ultra Fund II	$10.00	11.56	1,655.47
American Century VP Value Fund II	$10.00	10.65	26,361.67
American Funds IS Asset Allocation Fund Class 4	$10.00	10.81	9,332.17
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.00	11.13	22,175.52
American Funds IS Capital Income Builder® Class 4	$10.00	10.64	1,926.53
American Funds IS Global Growth Fund Class 4	$10.00	11.39	527.39
American Funds IS Global Growth and Income Fund Class 4	$10.00	11.36	2,572.94
American Funds IS Global Small Capitalization Fund Class 4	$10.00	11.31	2,259.00
American Funds IS Growth Fund Class 4	$10.00	11.30	4,400.03
American Funds IS Growth-Income Fund Class 4	$10.00	11.23	7,399.22
American Funds IS International Fund Class 4	$10.00	11.51	2,714.77
American Funds IS International Growth and Income Fund Class 4	$10.00	11.18	3,435.37
American Funds IS New World Fund® Class 4	$10.00	11.32	7,144.52
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.00	9.92	49,500.61
American Funds IS Ultra-Short Bond Fund Class 4	$10.00	9.94	0.00
BlackRock Advantage Large Cap Core V.I. Fund Class III	$10.00	11.12	0.00
BlackRock Basic Value V.I. Fund Class III	$10.00	10.82	1,320.61
BlackRock Equity Dividend V.I. Fund Class III	$10.00	11.14	3,554.83
BlackRock Global Allocation V.I. Fund Class III	$10.00	10.66	233.61
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.00	10.55	0.00
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.00	10.81	0.00
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$10.00	11.23	0.00
BlackRock Large Cap Focus Growth V.I. Fund Class III	$10.00	11.39	276.15
Calvert VP S&P 500 Index Portfolio	$10.00	11.24	0.00
Calvert VP SRI Mid Cap Portfolio	$10.00	10.71	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.00	10.49	0.00
ClearBridge Variable Dividend Strategy Portfolio Class II	$10.00	11.15	6,221.48
ClearBridge Variable Large Cap Growth[1] II	$10.00	10.93	4,270.84
ClearBridge Variable Mid Cap Portfolio Class II	$10.00	10.70	6,377.15
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	11.40	3,002.25
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$10.00	11.12	1,093.62
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.00	10.94	632.80
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.00	10.42	4,293.53
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.00	10.21	0.00
Columbia Variable Portfolio Select Large-Cap Value Fund[1] Class 2	$10.00	11.18	0.00
Columbia Variable Portfolio Seligman Global Tech Fund[1] Class 2	$10.00	10.82	0.00
Columbia Variable Portfolio US Government Mortgage Fund[1] Class 2	$10.00	9.97	0.00
Deutsche Alternative Asset Allocation VIP-B	$10.00	10.35	0.00
Deutsche CROCI® U.S. VIP-B	$10.00	11.20	0.00
Deutsche Equity 500 Index VIP-B	$10.00	11.21	9,029.90
Deutsche Global Small Cap VIP-B	$10.00	11.13	0.00
Deutsche Small Cap Index VIP-B	$10.00	10.89	0.00
Deutsche Small Mid Cap Value VIP-B	$10.00	10.64	2,785.63
Eaton Vance VT Floating-Rate Income Fund	$10.00	10.12	4,849.18
Fidelity® VIP Contrafund® Portfolio Service Class 2	$10.00	11.03	2,728.78
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$10.00	12.32	3,158.17
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.00	10.71	0.00
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$10.00	10.95	0.00
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$10.00	11.15	0.00
Fidelity® VIP Government Money Market Portfolio Service Class 2	$10.00	9.96	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$10.00	10.21	0.00
Fidelity® VIP Mid Cap Portfolio Service Class 2	$10.00	11.21	204.59
Fidelity® VIP Overseas Portfolio Service Class 2	$10.00	11.30	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$10.00	10.21	818.52
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.00	10.31	950.98
Fidelity® VIP Value Strategies Portfolio Service Class 2	$10.00	11.01	3,882.39
First Investors Life Series Covered Call Strategy Fund[1]	$10.00	10.48	2,663.52
First Investors Life Series International Fund	$10.00	11.28	0.00
First Investors Life Series Opportunity Fund	$10.00	11.08	2,498.22
First Investors Life Series Total Return Fund	$10.00	10.69	0.00
Franklin Income VIP Fund Class 2	$10.00	10.52	5,349.41
Franklin Mutual Global Discovery VIP Fund Class 2	$10.00	10.27	4,134.91
Franklin Mutual Shares VIP Fund Class 2	$10.00	10.26	3,880.89
Franklin Rising Dividends VIP Fund Class 2	$10.00	11.19	5,723.99
Guggenheim VIF Global Managed Futures Strategy Fund	$10.00	10.48	354.76
Guggenheim VIF Long Short Equity Fund	$10.00	11.29	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	10.21	0.00
Guggenheim VIF Small Cap Value Series Q	$10.00	10.25	92.17
Ivy VIP Asset Strategy	$10.00	11.00	0.00
Ivy VIP Balanced	$10.00	10.51	0.00
Ivy VIP Energy	$10.00	10.12	3,100.70
Ivy VIP Global Bond	$10.00	10.14	0.00
Ivy VIP Global Equity Income[2]	$10.00	10.98	0.00
Ivy VIP Global Growth	$10.00	11.20	1,422.82
Ivy VIP Growth	$10.00	11.45	0.00
Ivy VIP High Income	$10.00	10.23	4,374.83
Ivy VIP International Core Equity	$10.00	11.03	1,237.19
Ivy VIP Mid Cap Growth	$10.00	11.52	696.70
Ivy VIP Natural Resources	$10.00	10.87	0.00
Ivy VIP Science and Technology	$10.00	11.49	696.35
Ivy VIP Small Cap Core	$10.00	10.88	2,785.77
Ivy VIP Small Cap Growth	$10.00	11.27	346.72
Janus Henderson Balanced Portfolio Service Shares	$10.00	11.03	1,719.14
Janus Henderson Enterprise Portfolio Service Shares	$10.00	11.51	3,993.76
Janus Henderson Flexible Bond Portfolio Service Shares	$10.00	10.09	1,220.51
Janus Henderson Global Research Portfolio Service Shares	$10.00	11.30	0.00
Janus Henderson Global Technology Portfolio Service Shares	$10.00	12.00	2,129.60
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.00	9.98	0.00
Janus Henderson Mid Cap Value Portfolio Service Shares	$10.00	10.91	1,355.40
Janus Henderson Overseas Portfolio Service Shares	$10.00	11.34	0.00
Janus Henderson Research Portfolio Service Shares	$10.00	11.18	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$10.00	11.12	297.34
Lazard Retirement International Equity Portfolio Service Shares	$10.00	11.17	2,338.49
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	10.44	11,483.76
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	11.71	488.55
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	10.96	0.00
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.00	10.03	5,975.47
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.00	11.20	0.00
MFS VIT II Corporate Bond Portfolio Service Class	$10.00	10.30	745.31
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	11.77	307.70
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	10.50	54.69
MFS VIT II International Value Portfolio Service Class	$10.00	11.36	3,056.31
MFS VIT II Technology Portfolio Service Class	$10.00	11.64	1,174.74
MFS VIT New Discovery Portfolio Service Class	$10.00	11.40	3,301.01
MFS VIT Utilities Portfolio Service Class	$10.00	10.62	1,835.53
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.00	11.47	102.53
Oppenheimer Global Fund/VA Service Class	$10.00	11.71	318.75
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$10.00	9.87	0.00
Oppenheimer International Growth Fund/VA Service Class	$10.00	11.15	10,104.07
Oppenheimer Main Street Fund/VA Service Class	$10.00	10.62	1,130.57
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.00	10.78	5,399.25
Oppenheimer Total Return Bond Fund4/VA Service Class	$10.00	10.18	814.58
PIMCO All Asset Portfolio Advisor Class	$10.00	10.68	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	10.45	75.04
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	10.30	622.30
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.00	10.11	356.94
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	10.41	0.00
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.00	10.70	0.00
PIMCO High Yield Portfolio Advisor Class	$10.00	10.23	1,490.65
PIMCO Income Portfolio[1] Advisor Class	$10.00	10.13	29,454.31
PIMCO Low Duration Portfolio Advisor Class	$10.00	10.00	9,500.28
PIMCO Real Return Portfolio Advisor Class	$10.00	10.08	9,552.57
PIMCO Short-Term Portfolio Advisor Class	$10.00	10.07	8,454.07
PIMCO Total Return Portfolio Advisor Class	$10.00	10.19	3,490.19
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.00	10.17	1,714.17
Pioneer Bond VCT Portfolio Class II	$10.00	10.15	22,139.04
Pioneer Equity Income VCT Portfolio Class II	$10.00	11.08	5,371.75
Pioneer Fund VCT Portfolio Class II	$10.00	11.25	0.00
Pioneer High Yield VCT Portfolio Class II	$10.00	10.22	0.00
Pioneer Strategic Income VCT Portfolio Class II	$10.00	10.18	16,825.08
Power Dividend Index VIT Fund[1] Class 1	$10.00	10.68	9,527.80
Power Income VIT Fund Class 2	$10.00	9.99	0.00
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	11.60	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	10.79	243.35
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	10.98	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	10.74	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	10.44	86.64
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	10.66	0.00
Rydex VIF Biotechnology Fund	$10.00	11.08	212.75
Rydex VIF S&P 500 Pure Growth Fund	$10.00	11.27	0.00
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.00	10.96	23.16
T. Rowe Price Blue Chip Growth Portfolio-II	$10.00	11.71	8,582.60
T. Rowe Price Health Sciences Portfolio-II	$10.00	11.05	2,513.14
Templeton Developing Markets Fund Class 2	$10.00	11.95	1,567.58
Templeton Foreign VIP Fund Class 2	$10.00	10.80	14,636.27
Templeton Global Bond VIP Fund Class 2	$10.00	9.72	4,181.77
VanEck VIP Global Hard Assets Fund S	$10.00	10.71	188.60
Western Asset Core Bond Plus Portfolio Class II	$10.00	10.27	121,230.99
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	10.28	0.00

1Investment option added 8/1/17

2Formerly Ivy VIP Dividend Opportunities

Table 2 - Base Contract with 5-Year Optional Value Endorsement – 1.25% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (5/1/2017)	Accumulation Unit Value at End of Period (12/31/2017)	Number of Accumulation Units at End of Period
2017
AB VPS Dynamic Asset Allocation Portfolio B	$10.00	$10.73	0.00
AB VPS Real Estate Investment Portfolio B	$10.00	$10.29	0.00
AB VPS Small Cap Growth Portfolio B	$10.00	$11.70	0.00
AB VPS Small/Mid Cap Value Portfolio B	$10.00	$11.01	0.00
Alger Capital Appreciation Portfolio Class S	$10.00	$11.31	2,043.54
ALPS | Alerian Energy Infrastructure Portfolio Class III	$10.00	$9.74	1,087.52
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$11.09	868.87
American Century VP Inflation Protection Fund II	$10.00	$10.14	0.00
American Century VP Mid Cap Value Fund II	$10.00	$10.72	3,912.88
American Century VP Ultra Fund II	$10.00	$11.55	0.00
American Century VP Value Fund II	$10.00	$10.65	40,254.72
American Funds IS Asset Allocation Fund Class 4	$10.00	$10.81	28,902.69
American Funds IS Blue Chip Income and Growth Fund Class 4	$10.00	$11.13	37,090.18
American Funds IS Capital Income Builder® Class 4	$10.00	$10.64	24,449.67
American Funds IS Global Growth Fund Class 4	$10.00	$11.39	8,450.05
American Funds IS Global Growth and Income Fund Class 4	$10.00	$11.35	17,777.95
American Funds IS Global Small Capitalization Fund Class 4	$10.00	$11.31	6,614.40
American Funds IS Growth Fund Class 4	$10.00	$11.29	10,906.10
American Funds IS Growth-Income Fund Class 4	$10.00	$11.22	13,676.51
American Funds IS International Fund Class 4	$10.00	$11.51	10,320.05
American Funds IS International Growth and Income Fund Class 4	$10.00	$11.17	8,412.94
American Funds IS New World Fund® Class 4	$10.00	$11.31	17,809.21
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4	$10.00	$9.92	14,346.91
American Funds IS Ultra-Short Bond Fund Class 4	$10.00	$9.93	9,740.63
BlackRock Advantage Large Cap Core V.I. Fund Class III	$10.00	$11.12	0.00
BlackRock Basic Value V.I. Fund Class III	$10.00	$10.82	2,398.60
BlackRock Equity Dividend V.I. Fund Class III	$10.00	$11.54	0.00
BlackRock Global Allocation V.I. Fund Class III	$10.00	$11.13	8,513.06
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$10.00	$10.66	4,072.99
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$10.00	$10.55	246.59
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$10.00	$11.23	1,301.04
BlackRock Large Cap Focus Growth V.I. Fund Class III	$10.00	$11.39	7,523.65
Calvert VP S&P 500 Index Portfolio	$10.00	$11.23	0.00
Calvert VP SRI Mid Cap Portfolio	$10.00	$10.70	0.00
ClearBridge Variable Aggressive Growth Portfolio Class II	$10.00	$10.49	914.03
ClearBridge Variable Dividend Strategy Portfolio Class II	$10.00	$11.15	2,723.36
ClearBridge Variable Large Cap Growth[1] II	$10.00	$10.93	8,260.73
ClearBridge Variable Mid Cap Portfolio Class II	$10.00	$10.69	8,947.27
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	$11.39	4,894.49
Columbia Variable Portfolio Contrarian Core Fund Share Class 2	$10.00	$11.11	1,260.10
Columbia Variable Portfolio Dividend Opportunity Fund Share Class 2	$10.00	$10.94	0.00
Columbia Variable Portfolio Emerging Markets Bond Fund Share Class 2	$10.00	$10.41	3,369.72
Columbia Variable Portfolio High Yield Bond Fund Share Class 2	$10.00	$10.21	0.00
Columbia Variable Portfolio Select Large-Cap Value Fund[1] Class 2	$10.00	$11.18	0.00
Columbia Variable Portfolio Seligman Global Tech Fund[1] Class 2	$10.00	$10.82	0.00
Columbia Variable Portfolio US Government Mortgage Fund[1] Class 2	$10.00	$9.96	0.00
Deutsche Alternative Asset Allocation VIP-B	$10.00	$10.34	0.00
Deutsche CROCI® U.S. VIP-B	$10.00	$11.19	0.00
Deutsche Equity 500 Index VIP-B	$10.00	$11.21	6,409.30
Deutsche Global Small Cap VIP-B	$10.00	$11.12	0.00
Deutsche Small Cap Index VIP-B	$10.00	$10.88	972.20
Deutsche Small Mid Cap Value VIP-B	$10.00	$10.63	6,934.12
Eaton Vance VT Floating-Rate Income Fund	$10.00	$10.12	10,228.96
Fidelity® VIP Contrafund® Portfolio Service Class 2	$10.00	$11.03	3,214.79
Fidelity® VIP Emerging Markets Portfolio Service Class 2	$10.00	$12.32	12,006.57
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	$10.00	$10.70	1,500.97
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	$10.00	$10.95	2,945.90
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	$10.00	$11.14	8,056.69
Fidelity® VIP Government Money Market Portfolio Service Class 2	$10.00	$9.95	0.00
Fidelity® VIP High Income Portfolio Service Class 2	$10.00	$10.21	201.75
Fidelity® VIP Mid Cap Portfolio Service Class 2	$10.00	$11.21	3,292.44
Fidelity® VIP Overseas Portfolio Service Class 2	$10.00	$11.29	0.00
Fidelity® VIP Real Estate Portfolio Service Class 2	$10.00	$10.20	3,568.32
Fidelity® VIP Strategic Income Portfolio Service Class 2	$10.00	$10.31	14,618.60
Fidelity® VIP Value Strategies Portfolio Service Class 2	$10.00	$11.01	2,388.52
First Investors Life Series Covered Call Strategy Fund[1]	$10.00	$10.48	0.00
First Investors Life Series International Fund	$10.00	$11.28	0.00
First Investors Life Series Opportunity Fund	$10.00	$11.07	1,659.04
First Investors Life Series Total Return Fund	$10.00	$10.68	0.00
Franklin Income VIP Fund Class 2	$10.00	$10.52	7,057.94
Franklin Mutual Global Discovery VIP Fund Class 2	$10.00	$10.27	3,152.54
Franklin Mutual Shares VIP Fund Class 2	$10.00	$10.26	4,372.24
Franklin Rising Dividends VIP Fund Class 2	$10.00	$11.19	7,791.60
Guggenheim VIF Global Managed Futures Strategy Fund	$10.00	$10.47	1,086.63
Guggenheim VIF Long Short Equity Fund	$10.00	$11.29	0.00
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	$10.21	0.00
Guggenheim VIF Small Cap Value Series Q	$10.00	$10.24	238.21
Ivy VIP Asset Strategy	$10.00	$11.00	3,599.46
Ivy VIP Balanced	$10.00	$10.51	0.00
Ivy VIP Energy	$10.00	$10.11	1,968.12
Ivy VIP Global Bond	$10.00	$10.14	0.00
Ivy VIP Global Equity Income[2]	$10.00	$10.98	0.00
Ivy VIP Global Growth	$10.00	$11.20	729.39
Ivy VIP Growth	$10.00	$11.45	0.00
Ivy VIP High Income	$10.00	$10.23	15,952.70
Ivy VIP International Core Equity	$10.00	$11.03	1,842.49
Ivy VIP Mid Cap Growth	$10.00	$11.52	322.34
Ivy VIP Natural Resources	$10.00	$10.87	1,574.93
Ivy VIP Science and Technology	$10.00	$11.49	2,523.99
Ivy VIP Small Cap Core	$10.00	$10.88	5,983.78
Ivy VIP Small Cap Growth	$10.00	$11.27	535.86
Janus Henderson Balanced Portfolio Service Shares	$10.00	$11.03	0.00
Janus Henderson Enterprise Portfolio Service Shares	$10.00	$11.51	3,756.80
Janus Henderson Flexible Bond Portfolio Service Shares	$10.00	$10.09	1,179.45
Janus Henderson Global Research Portfolio Service Shares	$10.00	$11.29	201.00
Janus Henderson Global Technology Portfolio Service Shares	$10.00	$12.00	3,436.66
Janus Henderson Global Unconstrained Bond Portfolio Service Shares	$10.00	$9.97	0.00
Janus Henderson Mid Cap Value Portfolio Service Shares	$10.00	$10.90	3,092.52
Janus Henderson Overseas Portfolio Service Shares	$10.00	$11.34	873.65
Janus Henderson Research Portfolio Service Shares	$10.00	$11.18	0.00
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$10.00	$11.12	0.00
Lazard Retirement International Equity Portfolio Service Shares	$10.00	$11.17	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	$10.44	11,719.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	$11.70	0.00
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	$10.96	0.00
Lord Abbett Series Fund Short Duration Income Portfolio VC	$10.00	$10.02	37,689.45
MFS VIT II Blended Research Core Equity Portfolio Service Class	$10.00	$11.20	0.00
MFS VIT II Corporate Bond Portfolio Service Class	$10.00	$10.29	13,652.22
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	$11.77	1,079.95
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	$10.50	2,019.69
MFS VIT II International Value Portfolio Service Class	$10.00	$11.36	6,695.80
MFS VIT II Technology Portfolio Service Class	$10.00	$11.64	4,641.07
MFS VIT New Discovery Portfolio Service Class	$10.00	$11.40	5,550.77
MFS VIT Utilities Portfolio Service Class	$10.00	$10.62	2,030.58
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.00	$11.47	1,031.00
Oppenheimer Global Fund/VA Service Class	$10.00	$11.70	325.13
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$10.00	$9.87	0.00
Oppenheimer International Growth Fund/VA Service Class	$10.00	$11.15	104,621.85
Oppenheimer Main Street Fund/VA Service Class	$10.00	$10.62	3,400.03
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.00	$10.78	263.42
Oppenheimer Total Return Bond Fund4/VA Service Class	$10.00	$10.18	393.76
PIMCO All Asset Portfolio Advisor Class	$10.00	$10.68	0.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	$10.45	760.04
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	$10.29	8,783.44
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	$10.00	$10.10	1,680.09
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	$10.41	0.00
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$10.00	$10.70	0.00
PIMCO High Yield Portfolio Advisor Class	$10.00	$10.22	838.87
PIMCO Income Portfolio[1] Advisor Class	$10.00	$10.13	10,644.04
PIMCO Low Duration Portfolio Advisor Class	$10.00	$9.99	11,906.40
PIMCO Real Return Portfolio Advisor Class	$10.00	$10.08	7,064.05
PIMCO Short-Term Portfolio Advisor Class	$10.00	$10.07	10,517.98
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.19	6,312.96
PIMCO Unconstrained Bond Portfolio Advisor Class	$10.00	$10.16	3,887.12
Pioneer Bond VCT Portfolio Class II	$10.00	$10.15	32,788.64
Pioneer Equity Income VCT Portfolio Class II	$10.00	$11.08	2,889.12
Pioneer Fund VCT Portfolio Class II	$10.00	$11.24	0.00
Pioneer High Yield VCT Portfolio Class II	$10.00	$10.22	0.00
Pioneer Strategic Income VCT Portfolio Class II	$10.00	$10.18	488.67
Power Dividend Index VIT Fund[1] Class 1	$10.00	$10.68	973.12
Power Income VIT Fund Class 2	$10.00	$9.98	3,110.09
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	$11.59	0.00
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	$10.79	514.67
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	$10.98	0.00
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	$10.74	0.00
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$10.43	0.00
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	$10.66	0.00
Rydex VIF Biotechnology Fund	$10.00	$11.07	500.67
Rydex VIF S&P 500 Pure Growth Fund	$10.00	$11.27	3,310.16
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.00	$10.95	1,369.24
T. Rowe Price Blue Chip Growth Portfolio-II	$10.00	$11.70	18,209.72
T. Rowe Price Health Sciences Portfolio-II	$10.00	$11.04	4,579.19
Templeton Developing Markets Fund Class 2	$10.00	$11.94	45.34
Templeton Foreign VIP Fund Class 2	$10.00	$10.80	17,778.81
Templeton Global Bond VIP Fund Class 2	$10.00	$9.72	9,794.29
VanEck VIP Global Hard Assets Fund S	$10.00	$10.71	467.78
Western Asset Core Bond Plus Portfolio Class II	$10.00	$10.27	107,785.37
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	$10.27	0.00

1Investment option added 8/1/17

2Formerly Ivy VIP Dividend Opportunities

FINANCIAL STATEMENTS

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

FINANCIAL STATEMENTS - STATUTORY BASIS

FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 and 2016

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

DECEMBER 31, 2018, 2017 and 2016
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Page(s)

Report of Independent Auditors                                                                                        1

Midland National Life Insurance Company
   Financial Statements

     Statements of Admitted Assets, Liabilities and Capital and Surplus- Statutory Basis                              3

     Statements of Operations- Statutory Basis                                                                        4

     Statements of Changes in Capital and Surplus- Statutory Basis                                                    5

     Statements of Cash Flow- Statutory Basis                                                                         6

     Notes to Statutory Financial Statements- Statutory Basis                                                         7

                                                 Report of Independent Auditors

To the Board of Directors and Management of Midland National Life Insurance Company

We have audited the accompanying statutory financial statements of Midland National Life Insurance Company (the
"Company"), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31,
2018 and December 31, 2017, and the related statutory statements of operations, changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2018.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the
Company's internal control.  Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally
Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of
December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended
December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 1.

Pricewaterhouse Coopers LLP
April 25, 2019

PricewaterhouseCoopers LLP, One North Wacker, Ste. 1100, Chicago, IL 60606
T: (312)298-2000, F: (312)298-2001, www.pwc.com

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
--------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS - STATUTORY BASIS
AS OF DECEMBER 31, 2018 and 2017
(Dollars in Thousands, except par value)

                                                                        2018                    2017
                                                               -----------------------  ----------------------
ADMITTED ASSETS
Bonds                                                                    $ 43,410,083            $ 42,173,430
Stocks
Preferred                                                                     263,454                 260,683
Common - subsidiaries                                                         193,039                 283,077
Common - other                                                                184,384                 184,573
Mortgage loans                                                              4,523,275               4,407,172
Real estate                                                                    33,874                  39,852
Policy loans                                                                  374,944                 356,433
Cash, cash equivalents and short-term investments                             673,346                 756,984
Receivable for securities                                                       1,960                 396,486
Derivative instruments                                                        297,198                 368,266
Other invested assets                                                       1,749,607               1,715,869
                                                               -----------------------  ----------------------
Total cash and invested assets                                             51,705,164              50,942,825
Policy premiums due, deferred or uncollected                                  155,866                 151,266
Accrued investment income                                                     406,994                 375,130
Current federal income tax                                                    168,054                  45,652
Net deferred tax asset                                                        206,226                 274,158
Company owned life insurance                                                  488,711                       -
Other admitted assets                                                          54,109                  47,589
Separate account assets                                                     4,729,579               4,658,583
                                                               -----------------------  ----------------------
Total admitted assets                                                    $ 57,914,703            $ 56,495,203
                                                               =======================  ======================

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities for future policy benefits                                   $ 37,541,225            $ 35,492,546
Liabilities for deposit-type contracts                                        550,492                 568,380
Policy and contract claims                                                    171,060                 149,496
Other policyholder funds                                                        3,009                   3,093
                                                               -----------------------  ----------------------
Total policyholder liabilities                                             38,265,786              36,213,515
Amounts payable for reinsurance                                                11,582                  21,529
Interest maintenance reserve                                                   56,942                 317,128
Asset valuation reserve                                                       446,901                 429,545
Repurchase agreements, FHLB advances and
collateral on derivative instruments                                        6,256,991               6,429,868
Payable for securities                                                         89,342                 415,863
Funds held under coinsurance                                                4,324,213               4,462,777
Derivative instruments                                                         75,646                  37,928
Accrued expenses and other liabilities                                        260,383                 226,682
Separate account liabilities                                                4,555,709               4,526,306
                                                               -----------------------  ----------------------
Total liabilities                                                          54,343,495              53,081,141
Capital and surplus
Common stock - $1 par value; 2,549,439 shares
authorized, issued, and outstanding                                             2,549                   2,549
Surplus notes                                                                 837,000                 837,000
Additional paid-in capital                                                    618,927                 594,686
Unassigned surplus                                                          2,112,732               1,979,827
                                                               -----------------------  ----------------------
Total capital and surplus                                                   3,571,208               3,414,062
                                                               -----------------------  ----------------------
Total liabilities and capital and surplus                                $ 57,914,703            $ 56,495,203
                                                               =======================  ======================

                   The accompanying notes are an integral part of these statutory basis financial statements.

                                                          3

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF OPERATIONS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 and 2016
(Dollars in Thousands)
---------------------------------------------------------------------------------------------------------------------------------------

                                                                             2018                  2017                   2016
                                                                        ------------------  --------------------  ---------------------
REVENUES
Life insurance and annuity premiums and other considerations                  $ 3,701,003           $ 4,055,282            $ 4,968,526
Net investment income                                                           2,252,880             3,082,078              2,027,816
Commissions and expense allowances on reinsurance ceded                            53,974                29,324                173,660
Amortization of interest maintenance reserve                                       19,540                48,741                 69,255
Reserve adjustments on reinsurance ceded                                          159,419               176,910              1,536,248
Investment income ceded - funds withheld reinsurance                             (242,236)             (360,550)              (258,567)
Other income                                                                       87,203               107,795                114,592
                                                                        ------------------  --------------------  ---------------------
Total revenues                                                                  6,031,783             7,139,580              8,631,530
                                                                        ------------------  --------------------  ---------------------

BENEFITS AND EXPENSES
Life and annuity policy benefits                                                2,735,271             2,436,457              2,327,732
Increase in liabilities for future life and annuity policy benefits             2,048,680             3,192,060              4,792,319
Commissions                                                                       351,193               380,162                479,598
General expenses                                                                  248,132               222,634                202,589
Insurance taxes, licenses and fees                                                 43,594                48,178                 44,792
Net transfers to separate accounts                                                 95,152               158,790                 65,050
                                                                        ------------------  --------------------  ---------------------
Total benefits and expenses                                                     5,522,022             6,438,281              7,912,080
                                                                        ------------------  --------------------  ---------------------
Net gain from operations before federal income taxes
 and net realized capital gains (losses)                                          509,761               701,299                719,450
Federal income tax expense                                                         25,179               205,862                207,038
                                                                        ------------------  --------------------  ---------------------
Net gain from operations before net realized
 capital gains (losses)                                                           484,582               495,437                512,412

Net realized capital gains (losses)                                               (82,977)               50,357                 34,005
                                                                        ------------------  --------------------  ---------------------

Net income                                                                      $ 401,605             $ 545,794              $ 546,417
                                                                        ==================  ====================  =====================

                   The accompanying notes are an integral part of these statutory basis financial statements.

                                                          4

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 and 2016
(Dollars in Thousands)
--------------------------------------------------------------------------------------------------------------------------------

                                                            Common       Surplus Note          Additional           Unassigned        Total Capital
                                                             Stock                          Paid-In Capital          Surplus           and Surplus
                                                        --------------- ----------------   ------------------    -----------------  -------------------
Balances at December 31, 2015                                  $ 2,549        $ 342,000            $ 553,704          $ 1,958,738          $ 2,856,991
Net income                                                           -                -                    -              546,417              546,417
Change in net unrealized capital gains (losses)                      -                -                    -             (160,531)            (160,531)
Change in net deferred income tax                                    -                -                    -              (15,992)             (15,992)
Change in nonadmitted assets                                         -                -                    -               50,961               50,961
Change in liability for reinsurance
in unauthorized companies                                            -                -                    -                1,404                1,404
Change in asset valuation reserve                                    -                -                    -              (44,671)             (44,671)
Additional paid in surplus                                           -                -               18,623                    -               18,623
Change in surplus as a result of reinsurance                         -                -                    -               47,243               47,243
Dividends to stockholder                                             -                -                    -             (202,517)            (202,517)
Employee stock ownership plan                                        -                -                1,034                    -                1,034
OPEB SSAP92 adjustment                                               -                -                    -                  162                  162
                                                        --------------- ----------------   ------------------    -----------------  -------------------
Balances at December 31, 2016                                    2,549          342,000              573,361            2,181,214            3,099,124
Net income                                                           -                -                    -              545,794              545,794
Change in net unrealized capital gains (losses)                      -                -                    -             (153,439)            (153,439)
Change in net deferred income tax                                    -                -                    -             (168,836)            (168,836)
Change in nonadmitted assets                                         -                -                    -               66,666               66,666
Change in liability for reinsurance
in unauthorized companies                                            -                -                    -                  322                  322
Change in asset valuation reserve                                    -                -                    -              (39,902)             (39,902)
Additional paid in surplus                                           -                -               21,325                    -               21,325
Change in surplus as a result of reinsurance                         -                -                    -              (63,761)             (63,761)
Change in surplus notes                                              -          495,000                    -                    -              495,000
Dividends to stockholder                                             -                -                    -             (387,123)            (387,123)
OPEB SSAP92 adjustment                                               -                -                    -               (1,108)              (1,108)
                                                        --------------- ----------------   ------------------    -----------------  -------------------
Balances at December 31, 2017                                    2,549          837,000              594,686            1,979,827            3,414,062
Net income                                                           -                -                    -              401,605              401,605
Change in net unrealized capital gains (losses)                      -                -                    -               45,243               45,243
Change in net deferred income tax                                    -                -                    -               26,898               26,898
Change in nonadmitted assets                                         -                -                    -              (86,770)             (86,770)
Change in asset valuation reserve                                    -                -                    -              (17,356)             (17,356)
Additional paid in surplus                                           -                -               24,241                    -               24,241
Change in surplus as a result of reinsurance                         -                -                    -               (8,259)              (8,259)
Dividends to stockholder                                             -                -                    -             (232,437)            (232,437)
OPEB SSAP92 adjustment                                               -                -                    -                 (350)                (350)
Correction of errors from prior periods                              -                -                    -                4,331                4,331
                                                        --------------- ----------------   ------------------    -----------------  -------------------
Balances at December 31, 2018                                  $ 2,549        $ 837,000            $ 618,927          $ 2,112,732          $ 3,571,208
                                                        =============== ================   ==================    =================  ===================

                   The accompanying notes are an integral part of these statutory basis financial statements.

                                                          5

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
STATEMENTS OF CASH FLOW - STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 and 2016
(Dollars in Thousands)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                 2018                   2017                  2016
                                                                          --------------------  ---------------------  --------------------

OPERATING ACTIVITIES
Life insurance and annuity premiums and other considerations                      $ 3,700,644            $ 4,118,113           $ 4,964,672
Net investment income                                                               2,073,937              2,949,627             1,860,710
Other income                                                                           94,948                108,674               241,478
Benefits paid                                                                      (2,561,745)            (2,257,920)             (732,407)
Net transfers to separate account                                                    (101,977)              (158,790)              (65,050)
Insurance expenses paid                                                              (880,509)            (1,001,094)             (981,496)
Federal income taxes paid                                                             (90,618)              (198,850)             (308,968)
                                                                          --------------------  ---------------------  --------------------
Net cash provided by operating activities                                           2,234,680              3,559,760             4,978,939
                                                                          --------------------  ---------------------  --------------------

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds                                                                              12,680,499              7,699,702             7,823,514
Preferred and common stocks                                                            59,565                 58,410               156,643
Mortgage loans                                                                        673,385                635,766               440,116
Real estate                                                                                 -                  2,823                     -
Other invested assets                                                                 262,268                 91,776               199,500
Miscellaneous proceeds                                                                510,828                 59,944                    13
Cost of investments acquired
Bonds                                                                             (14,012,547)           (11,737,630)          (13,407,220)
Preferred and common stocks                                                           (41,658)               (56,375)             (100,079)
Mortgage loans                                                                       (789,416)              (499,216)             (591,942)
Real estate                                                                            (1,588)                   (45)              (23,651)
Other invested assets                                                                (287,159)              (421,109)             (788,679)
Miscellaneous applications                                                           (370,032)               (54,551)             (211,104)
Net change in policy loans                                                            (18,417)                (1,269)                1,449
                                                                          --------------------  ---------------------  --------------------
Net cash used in investing activities                                              (1,334,272)            (4,221,774)           (6,501,440)
                                                                          --------------------  ---------------------  --------------------

FINANCING ACTIVITIES
Surplus notes                                                                               -                495,000                     -
Company owned life insurance                                                         (488,711)                     -                     -
Capital and paid in surplus                                                            24,241                 21,325                18,623
Net change in collateral liability                                                   (322,002)                83,139               147,640
Net change in repurchase agreements and FHLB advances                                 149,125                792,335             1,140,060
Net deposits (withdrawals) on deposit-type contracts                                  (26,865)               (38,114)               64,933
Dividends paid to stockholder                                                        (232,437)              (387,123)             (202,517)
Other cash provided (applied)                                                         (87,397)                29,361               (12,282)
                                                                          --------------------  ---------------------  --------------------
Net cash used (applied) in financing activities                                      (984,046)               995,923             1,156,457
                                                                          --------------------  ---------------------  --------------------

RECONCILIATION OF CASH, CASH EQUIVALENTS
AND SHORT-TERM INVESTMENTS
Net change in cash, cash equivalents and short-term investments                       (83,638)               333,909              (366,044)
Cash, cash equivalents and short-term investments:
Beginning of year                                                                     756,984                423,075               789,119
                                                                          --------------------  ---------------------  --------------------
End of year                                                                         $ 673,346              $ 756,984             $ 423,075
                                                                          ====================  =====================  ====================

SUPPLEMENTAL CASH FLOW
Non-cash transactions:
Capitalized interest                                                                 $ 72,000

                   The accompanying notes are an integral part of these statutory basis financial statements.

                                                          6

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
--------------------------------------------------------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
AS OF DECEMBER 31, 2018, 2017 and 2016
(Dollars in Thousands)

1.      NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES AND PROCEDURES

        Organization

        Midland National Life Insurance Company ("Midland National" or the "Company") is a stock life insurance company domiciled in the state of Iowa. The Company operates predominantly in the individual life and annuity business of the life insurance industry and is licensed to operate in 49 states, the District of
        Columbia, and several U.S. territories. The Company is a wholly owned subsidiary of Sammons Financial
        Group, Inc. ("SFG"), which is a wholly owned subsidiary of Sammons Enterprises, Inc. ("SEI"). MNL
        Reinsurance Company ("MNL Re") and Solberg Reinsurance Company ("Solberg Re"), subsidiaries of Midland
        National, are captive reinsurance companies domiciled in Iowa. A third subsidiary, Midland National
        Services Corporation, LLC ("MNSC"), which was created as a wholly owned subsidiary of Midland National to hold agreed amounts for payment of credit facility fees and other amounts due under a credit facility agreement was dissolved on December 31, 2018 after the termination of the aforementioned credit facility.
        The Company is affiliated through common ownership with North American Company for Life and Health
        Insurance ("North American"), Sammons Securities, Inc. ("Sammons Securities"), Sammons Financial Network,
        LLC ("SFN"), Sammons Institutional Group, Inc. ("SIG") and Property Disposition, Inc. ("PDI").

        Basis of presentation

        The Company is domiciled in Iowa and prepares its statutory basis financial statements in accordance with accounting practices prescribed or permitted by the Iowa Insurance Division. Prescribed statutory accounting practices ("SAP") include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC"), including the NAIC
        Annual Statement Instructions, and the NAIC Accounting Practices and Procedures Manual ("NAIC SAP"). The
        NAIC SAP was promulgated within a set of approved and published Statements of Statutory Accounting
        Principles ("SSAP"). Permitted practices encompass all accounting practices not so prescribed. The
        Company's capital and surplus was adequate for regulatory purposes prior to the effect of the prescribed practices described below and would not have been subject to a risk-based capital triggering event. The
        Company's financial statements reflect the following prescribed practices in 2018, 2017 and 2016:

        a.      Iowa Bulletin 07-06 - In 2006 the Commissioner of Insurance of the State of Iowa issued Bulletin
                07-06 that allows a prescribed practice for Iowa domiciled companies. This prescribed practice instructs insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. Based on this prescribed practice the Company adopted Bulletin 07-06 in 2006 and presents the assets on its Bank-Owned Life
                Insurance ("BOLI") Separate Account at book value. The impact of applying this prescribed practice had no impact on 2018 statutory net income; however, Capital and Surplus as of December 31, 2018 is decreased by $54,923 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on 2017 statutory net income; however, Capital and Surplus as of
                December 31, 2017 is decreased by $118,294 as a result of this prescribed practice. The impact of applying this prescribed practice had no impact on the 2016 statutory net income; however, Capital and Surplus as of December 31, 2016 was decreased by $52,662 as a result of this prescribed practice.

        b.      Iowa Administrative Code 191 - Chapter 97, "Accounting for Certain Derivative Instruments Used to
                Hedge the Growth in Interest Credited for Indexed Insurance Products and Accounting for the Indexed
                Insurance Products Reserve" ("IAC 191-97"). This prescribed practice allows insurance companies domiciled in Iowa to account for eligible derivative assets at amortized cost, if the insurance company can demonstrate it meets the criteria for an economic hedge. Eligible derivative assets include call or put options that are purchased to hedge the growth in interest credited to an indexed product as a direct result of changes in the related external index or indices, or call or put options that are written to offset all or a portion of a purchased call or put option. Other derivative instruments such as index futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for those instruments does not exist. IAC 191-97 also prescribes that insurance companies determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the fair value of the call option(s)
                associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. This prescribed accounting practice must be applied to both the indexed reserves and the call/put options used to hedge indexed insurance products. The impact of applying this prescribed practice increased the Company's statutory net income for the twelve months ended December 31, 2018 by $124,181 and the cumulative effect on Capital and Surplus at December 31, 2018 was an increase of $62,182. The impact of applying this prescribed practice increased the Company's statutory net income for the twelve months ended December 31, 2017 by
                $4,261 and the cumulative effect on Capital and Surplus at December 31, 2017 was a decrease of
                $61,999. The impact of applying this prescribed practice decreased the Company's statutory net income for the twelve months ended December 31, 2016 by $61,007 and the cumulative effect on
                Capital and Surplus at December 31, 2016 was a decrease of $66,260.

                Under either the NAIC basis or the IAC 191-97, the Company elects to establish a voluntary reserve to offset the timing mismatch between the derivative instruments and the hedged liabilities, if that mismatch results in an increase in surplus. Under the IAC 191-97, a timing mismatch occurs related to the emergence of earnings. The impact of equity markets is reflected in investment income from futures during the policyholder's contract years, but is not reflected in the reserve until the policy anniversary, at which time the index credit is applied to the account value. The voluntary reserve established as of December 31, 2018 is $0 as the timing mismatch between the futures and the hedged liabilities results in a $42,978 decrease to the Company's statutory net income and surplus under the prescribed practice. Under the NAIC basis, a voluntary reserve of $0 would have been established as of December 31, 2018 as the timing mismatch between the futures and hedged liabilities would have resulted in a $105,160 decrease to the Company's statutory net income and surplus. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice resulted in an increase to the Company's statutory net income of $62,182 for the twelve months ended December 31, 2018 and increased on the Company's
                Capital and Surplus by $62,182 at December 31, 2018. The voluntary reserve established as of
                December 31, 2017 is $303,554 which offsets the portion of investment income on futures that has been determined to represent earnings that will be used to fund index credits that have not yet been applied to policy account balances. This eliminates the timing mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of
                $365,553 would have been established as of December 31, 2017 to eliminate the timing mismatch of the assets and liabilities. The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserve that would have been established without the prescribed practice had no impact on the Company's statutory net income for the twelve months ended December 31, 2017 and had no impact on the Company's Capital and
                Surplus at December 31, 2017. The voluntary reserve established as of December 31, 2016 was
                $160,471 which eliminates the timing mismatch of the assets and liabilities calculated in accordance with IAC 191-97. Under the NAIC basis, a voluntary reserve of $226,730 would have been established as of December 31, 2016 to eliminate the timing mismatch of the assets and liabilities.
                The impact of applying this prescribed practice, net of the effect of the difference between the above mentioned voluntary reserve and the voluntary reserves that would have been established without the prescribed practice resulted in an increase to the Company's statutory net income of
                $1,601 for the twelve months ended December 31, 2016 and had no impact on the Company's Capital and
                Surplus at December 31, 2016.

        c.      Iowa Administrative Code 191 - Chapter 43, "Annuity Mortality Tables For Use in Determining Reserve
                Liabilities For Annuities" ("IAC 191-43") allows a prescribed practice for Iowa domiciled companies. This prescribed practice allows insurance companies domiciled in Iowa to use the Annuity
                2000 Mortality Table for determining the minimum standard of valuation for annuities issued during
                2015. SSAP 51 requires the 2012 Individual Annuity Reserving ("IAR") Mortality Table for
                determining the minimum standard of valuation for annuities issued on or after January 1, 2015. The impact of applying this prescribed practice increased the Company's statutory net income for the twelve months ended December 31, 2018 by $11,911 and the cumulative effect on Capital and Surplus at December 31, 2018 was an increase of $52,335. The impact of applying this prescribed practice decreased the Company's statutory net income for the twelve months ended December 31, 2017 by
                $2,488 and the cumulative effect on Capital and Surplus at December 31, 2017 was an increase of
                $40,424. The impact of applying this prescribed practice increased the Company's statutory net income for the twelve months ended December 31, 2016 by $14,213 and the cumulative effect on the
                Company's Capital and Surplus at December 31, 2016 was an increase of $42,912

        The following table compares the Company's statutory income and capital and surplus according to the NAIC practices to those prescribed by the State of Iowa:

                                                                                           For the years ended December 31,
                                                                                       2018              2017              2016
                                                                                  ----------------  ----------------  ----------------
Net Income:
(1) Midland National state basis                                                        $ 401,605         $ 545,794         $ 546,417
(2) State prescribed practice that increase(decrease) NAIC SAP:
   (a)  Economic hedge of call option derivative assets (IAC 191-97)                      124,181             4,261           (61,007)
   (b)  Deferral of 2012 annuity mortality table (IAC 191-43)                              11,911            (2,488)           14,213
                                                                                  ----------------  ----------------  ----------------
(3) NAIC SAP (1-2=3)                                                                    $ 265,513         $ 544,021         $ 593,211
                                                                                  ================  ================  ================

Surplus:
(4) Midland National state basis                                                      $ 3,571,208       $ 3,414,062       $ 3,099,124
(5) State prescribed practices that increase(decrease) NAIC SAP:
   (a)  Book value of BOLI separate account assets (Bulletin 07-06)                       (54,923)         (118,294)          (52,662)
   (b)  Economic hedge of call option derivative assets (IAC 191-97)                       62,182           (61,999)          (66,260)
   (c)  Deferral of 2012 annuity mortality table (IAC 191-43)                              52,335            40,424            42,912
                                                                                  ----------------  ----------------  ----------------
(6) NAIC SAP (4-5=6)                                                                  $ 3,511,614       $ 3,553,931       $ 3,175,134
                                                                                  ================  ================  ================

        The Company has coinsurance agreements with MNL Re and Solberg Re, which are affiliated limited purpose subsidiary life insurance companies. The Company recognizes reserve credits under these agreements. The reserve credits at MNL Re and Solberg Re are supported by contingent note guarantees ("LLC Notes"). The LLC
        Notes held by MNL Re and Solberg Re, function in a manner similar to a standby letter of credit and which the Company is a beneficiary, are admitted assets under Iowa prescribed practice and the surplus generated by the prescribed practice has been retained in the carrying value of MNL Re and Solberg Re. Under NAIC
        Accounting principles, the LLC Notes would be non-admitted assets.

        The impact of applying this prescribed practice did not impact the Company's statutory net income for the twelve months ended December 31, 2018 but the cumulative effect on the Company's Capital and Surplus at
        December 31, 2018 was an increase of $1,700,984. The impact of applying this prescribed practice had no impact on the Company's statutory net income for the twelve months ended December 31, 2017, but the cumulative effect on the Company's Capital and Surplus at December 31, 2017 was an increase of $1,672,022.
        The impact of applying this prescribed practice had no impact on the Company's statutory net income for the twelve months ended December 31, 2016, but the cumulative effect on the Company's Capital and Surplus at
        December 31, 2016 was an increase of $1,537,145.

        If the Company had not used this prescribed practice, the result would not have triggered a regulatory event at the Company.

        The Company's investment in MNL Re and Solberg Re at December 31, 2018 was $76,419 and $116,620,
        respectively. If the Company had not used this prescribed practice, the Company's investment in MNL Re and
        Solberg Re at December 31, 2018, respectively, would have been negative $1,012,579 and negative $495,365.

        SAP differs in some respects from accounting principles generally accepted in the United States ("GAAP").
        The more significant of these differences are as follows:

        o       Acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies;

        o       Policy reserves on traditional life products are based on statutory mortality and interest rates which may differ from reserves based on expected mortality, interest and withdrawals which include a provision for possible unfavorable deviation from such assumptions;

        o       Policy reserves on universal life and investment products are based on discounting methodologies utilizing statutory interest rates rather than interest rates used to calculate full account values. In addition, SAP requires additional reserves according to actuarial guidelines that are not required by GAAP;

        o       Changes in deferred tax assets ("DTAs") are recorded directly to surplus as opposed to being an item of income tax benefit or expenses for GAAP. Admittance testing may result in a charge to surplus for non-admitted portions of DTAs;

        o       An Interest Maintenance Reserve ("IMR") liability is prescribed by the NAIC that reflects the net accumulated unamortized realized capital gains and losses, net of tax, attributable to changes in market interest rates. Such gains and losses are deferred into the reserve when incurred, rather than recognized as gains or losses in the statement of operations, then amortized back into operations over the expected remaining period to maturity of the investment that was sold. When cumulative capital losses exceed capital gains, a negative IMR liability occurs which is not admitted and is charged directly to unassigned surplus. There were no disallowed IMR liabilities recorded in 2018 and 2017;

        o       An Asset Valuation Reserve ("AVR") liability has been recorded in accordance with the formula prescribed by the NAIC which represents a provision for future impairments of bonds, equity securities, mortgage loans, real estate and other invested assets including temporary declines in the estimated realizable value of such investments. Changes in the AVR reserve are charged directly to unassigned surplus;

        o       Under SAP, certain assets designated as "non-admitted assets" are excluded from the statements of admitted assets, liabilities and capital and surplus and are charged directly to statutory unassigned surplus as follows:

                                                   [GRAPHIC OMITTED][GRAPHIC OMITTED]

                                                            2018                2017         Changes in 2018
                                                        ----------------  -----------------  ---------------
          Policy loans                                          $ 1,098            $ 1,193            $ (95)
          Other invested assets                                     499                497                2
          Agents' balances                                        9,739              8,810              929
          Amounts recoverable from reinsurers                     5,119                785            4,334
          Net deferred tax asset                                 82,566                  -           82,566
          Electronic data processing equipment                   46,273             41,549            4,724
          Furniture and Equipment                                   840              1,095             (255)
          Other assets                                            7,944             13,379           (5,435)
                                                        ----------------  -----------------  ---------------
               Total nonadmitted assets                       $ 154,078           $ 67,308         $ 86,770
                                                        ================  =================  ===============

        Under GAAP, such assets would be recorded at their net realizable or book value;

        o       For universal life and investment products, revenues consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; benefits consist of amounts incurred rather than the excess of the benefits incurred over the policy account value released;

        o       Available-for-sale and trading bonds and preferred stock rated by the NAIC as 5 or higher are reported at amortized cost rather than at fair value. Changes in fair value are presented as a component of other comprehensive income for available-for-sale securities and as a component of net income for trading securities under GAAP;

        o       Common stock of subsidiaries is recorded based on the underlying audited statutory equity of the respective entity's financial statements. GAAP requires consolidation of subsidiaries;

        o       The assets and liabilities for reinsurance transactions are generally recorded on a net basis versus a gross basis for GAAP;

        o       In accordance with IAC 191-97, option derivative instruments that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices are carried on the statutory statements of admitted assets, liabilities and capital and surplus at amortized cost and any amortization or proceeds from terminated or expired options is reported in income. Other derivative instruments, such as index futures that are used to hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices, are carried at fair value since an amortized cost for these instruments does not exist and the change in fair values is reported as income. Other derivative instruments not qualifying for hedge accounting are carried at fair value with changes in the fair value being recorded directly to unassigned surplus.
                Derivative instruments not qualifying for hedge accounting are carried on the GAAP balance sheet at fair value, with changes in fair value recognized through income. Under GAAP, indexed life and annuity liabilities and funds withheld coinsurance treaties include embedded derivatives and the change in fair value of the embedded derivative is recognized through income;

        o       Under SAP, the statements of cash flow reconcile to changes in cash, cash equivalents and short-term investments with original maturities of one year or less. Under GAAP, the statements of cash flow reconcile to changes in cash;

        o       Recognition of the changes in equity from limited partnership investments is recorded directly to surplus under SAP reporting purposes; whereas for GAAP reporting, the equity method reports the change in the equity value through earnings as a component of net investment income;

        o       The Company, in accordance with GAAP, performs an analysis related to variable interest entities
                ("VIE") on all entities with which it has a financial interest to determine if financial results require consolidation as a primary beneficiary of the VIE. SAP reporting requirements do not require such an analysis;

        o       Surplus notes issued by the Company are included in capital and surplus under SAP whereas GAAP reporting includes surplus notes in debt.

        o       Under SAP, prepayment penalties or acceleration fees received on investments called before their maturity are reported as net investment income rather than realized capital gains/(losses) to the extent the total consideration received on the called security exceeds the par value of the security. Under GAAP reporting there is no such requirement to bifurcate prepayment penalties or acceleration fees between net investment income and realized capital gains/(losses). As such, the
                Company includes all prepayment penalties and acceleration fees as part of realized capital gains/(losses) for GAAP reporting purposes.

        The cumulative effects of the above differences on the statutory basis financial statements are as follows:

                                          As of December 31, 2018
                          ---------------------------------------------------------
                               Assets         Capital and Surplus   Net Income
                          ------------------  -------------------------------------
GAAP basis                     $ 59,747,907        $ 4,406,141           $ 250,975
Differences                      (1,833,204)          (834,933)            150,630
                          ------------------  -----------------  ------------------
Statutory basis                $ 57,914,703        $ 3,571,208           $ 401,605
                          ==================  =================  ==================

                                          As of December 31, 2017
                          ---------------------------------------------------------
                               Assets         Capital and Surplus   Net Income
                          ------------------  -------------------------------------
GAAP basis                     $ 60,366,770        $ 5,225,250           $ 575,341
Differences                      (3,871,567)        (1,811,188)            (29,547)
                          ------------------  -----------------  ------------------
Statutory basis                $ 56,495,203        $ 3,414,062           $ 545,794
                          ==================  =================  ==================

                                          As of December 31, 2016
                          ---------------------------------------------------------
                               Assets         Capital and Surplus   Net Income
                          ------------------  -------------------------------------
GAAP basis                     $ 53,650,498        $ 4,401,638           $ 524,699
Differences                      (2,552,192)        (1,302,514)             21,718
                          ------------------  -----------------  ------------------
Statutory basis                $ 51,098,306        $ 3,099,124           $ 546,417
                          ==================  =================  ==================

        Other significant accounting policies are as follows:

        Use of estimates

        The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities and disclosure of contingent assets and liabilities at the dates of the statements of admitted assets, liabilities and capital and surplus, and the reported amounts of revenues and benefits and expenses during the reporting periods. Actual results could differ significantly from those estimates.

        The most significant areas that require the use of management's estimates relate to the determination of the fair values of financial assets and liabilities, derivatives and derivative instruments, impairments of securities, income taxes, and liabilities for future policy benefits.

        Fair value of financial assets, financial liabilities and financial instruments

        Fair value estimates are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially.
        In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented in
        Note 2 may not represent the underlying value to the Company.

        The Company uses the following methods and assumptions in estimating the fair value of its financial instruments:

        Investment securities

        Fair value for bonds and preferred stocks is obtained primarily from independent pricing sources, broker quotes and fair value/cash flow models. Fair value is based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair value is estimated using values obtained from independent pricing services or broker quotes. When values are not available from pricing services or broker quotes, such as private placements including corporate securities, asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair value of unaffiliated common stocks is based on quoted market prices, where available, and for those common stocks not actively traded, fair values are obtained from independent pricing services or internal fair value/cash flow models. The fair value of the
        Company's investment in the common stock of the Federal Home Loan Bank of Des Moines ("FHLB") is equal to the book value as resale of these securities is restricted only to FHLB.

        Mortgage loans

        Fair value for mortgage loans is estimated using a duration-adjusted pricing methodology that reflects changes in market interest rates and the specific interest-rate sensitivity of each mortgage. Price changes derived from the monthly duration-adjustments are applied to the mortgage portfolio. Each modeled mortgage is assigned a spread corresponding to its risk profile. These spreads are adjusted for current market conditions. Fair value is also adjusted by internally generated illiquidity and default factors.

        Cash, cash equivalents and short-term investments

        Cash consists of deposits held by various commercial and custodial banks. Cash equivalents consists of short-term highly liquid investments, which are readily convertible to cash. Short-term investments primarily consist of money market funds, direct reverse repurchase agreements, certain interest bearing deposits held by various commercial banks, certificates of deposit and fixed income securities acquired with less than one year to maturity. The Company has deposits with certain financial institutions which exceed federally insured limits. The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss. Fair value approximates amortized cost due to the nature and short-term duration of cash, cash equivalents and short-term investments.

        Derivative instruments

        Fair value for options is based on internal financial models or counterparty quoted prices. Variation margin accounts, consisting of cash balances applicable to open futures contracts, held by counterparties are reported at the cash balances, which is equal to fair value. Fair value for interest rate swaps, interest rate floors, interest rate caps and foreign currency forwards is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other invested assets

        Other invested assets consist of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. The carrying amounts for other invested assets other than collateral loans, surplus notes, residual equity interests and reverse mortgages, which are carried at amortized cost, represent the Company's share of each entity's underlying equity reported to the Company. There is a limited market for these other invested assets and the fair value is determined based on inputs received from the entities. Fair value of residual equity interests, surplus notes and collateral loans are obtained using the same techniques as investment securities. Fair value for reverse mortgages are obtained using the same techniques as mortgage loans.

        Company owned life insurance

        The Company is the owner and beneficiary of life insurance policies included in other invested assets in the statements of admitted assets, liabilities, and capital surplus at their cash surrender values pursuant to SSAP No. 21, paragraph 6. At December 31, 2018, the cash surrender value in an investment vehicle is
        $488,711 and is allocated into the following categories based on primary underlying investment characteristics: 51% in other invested assets (hedge funds) and 49% in cash and cash equivalents.

        Investment-type insurance contracts

        Fair value for the Company's liabilities under investment-type insurance contracts is estimated using two methods. For those contracts without a defined maturity, the fair value is estimated as the amount payable on demand (cash surrender value). For those contracts with known maturities, fair value is estimated using discounted cash flow calculations using interest rates currently being offered for similar contracts with maturities consistent with the contracts being valued. The reported value of the Company's investment-type insurance contracts includes the fair value of indexed life and annuity embedded derivatives which are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Repurchase agreements, FHLB advances and collateral on derivative instruments

        The fair value of the Company's repurchase agreements is tied to the fair value of the underlying collateral securities. The fair value of FHLB advances approximates its reported value due to its short maturity. The fair value of collateral on derivative instruments approximates the carrying value due to the short-term nature of the investment. These investments primarily consist of cash and fixed income securities.

        Investments and Investment Income

        Bonds

        Bonds not backed by other loans, loan-backed bonds, collateralized mortgage obligations ("CMOs") and other structured securities are carried at amortized cost using the interest method, except for those bonds with an NAIC designation of six or those securities which have an other-than-temporary impairment, which are reported at the lower of amortized cost or fair value.

        For CMOs and mortgage-backed securities, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When actual prepayments differ from anticipated prepayments, the effective yield is recalculated prospectively to reflect actual payments to date and anticipated future payments for loan backed securities under SSAP 43R. When actual prepayments differ from anticipated prepayments for highly rated CMO's and mortgage-backed securities, the effective yield is recalculated retrospectively to reflect actual payments to date and anticipated future payments under SSAP 26R. This adjustment is included in net investment income. Included in this category are approximately $233,762 and $209,861 of mortgage-backed securities that are all or partially collateralized by sub-prime mortgages at December 31,
        2018 and 2017, respectively. A sub-prime mortgage is defined as a mortgage with one or more of the following attributes: weak credit score, high debt-to-income ratio, high loan-to-value ratio or undocumented income. At December 31, 2018 and 2017, 100% of the Company's securities with sub-prime exposure are rated as investment grade.

        Stocks

        Preferred stocks are stated at cost. Preferred stocks with an NAIC designation of four or lower are stated
        at the lower of cost or fair value.

        Investments in common stocks are stated at fair value, which is based on NAIC Securities Valuation Office
        ("SVO") prices. For common stocks without SVO prices, fair value is estimated using independent pricing services or internally developed pricing models.

        Investment in common stocks of the affiliated insurance subsidiaries are valued at audited statutory capital and surplus. The audited statutory capital and surplus of MNL Re and Solberg Re has not been reduced for prescribed practices allowed by the State of Iowa for reinsurance transactions entered into by
        MNL Re and Solberg Re with the Company and North American. Refer to Note 8 for further discussion of the reinsurance transactions and prescribed practices for MNL Re and Solberg Re. The Company's investment in
        MNSC was reported at its audited GAAP equity value prior to its dissolution. Undistributed earnings or losses of the subsidiary and unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in unassigned surplus.

        Mortgage loans

        Mortgage loans consist principally of commercial mortgage loans and are carried at the adjusted unpaid balances. The Company's lending policies allow for primarily first-lien mortgages that generally do not exceed 77% of the fair market value of the property allowing for sufficient excess collateral to absorb losses should the Company be required to foreclose and take possession of the collateral. The mortgage portfolio invests primarily in larger metropolitan areas across the U.S. and is diversified by type of property. Property and casualty insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. Interest income on non-performing loans is generally recognized on a cash basis.

        Policy loans

        Policy loans are carried at the unpaid principal balance to the extent it does not exceed the cash surrender value. Amounts in excess of cash surrender value are non-admitted.

        Cash, cash equivalents and short-term investments

        Cash, cash equivalents and short-term investments are stated at cost and fixed income securities acquired with less than one year to maturity are stated at amortized cost.

        Other invested assets

        Other invested assets are comprised of limited partnerships, limited liability companies, residual equity interests, collateral loans, surplus notes and reverse mortgages. Limited partnerships and limited liability companies are valued in accordance with SSAP No. 48, Joint Ventures, Partnerships, and Limited
        Liability Companies and SSAP No. 97, Investments in Subsidiary, Controlled, and Affiliated Entities, a
        Replacement of SSAP No. 88 that allow the Company to carry these interests based on the underlying tax or
        GAAP audited equity of the investee. Residual equity interest, surplus notes and collateral loans are carried at amortized cost under SSAP No. 43R, SSAP No. 41R and SSAP No. 21, respectively. The reverse mortgages are first liens on the related residential properties located primarily in California and
        Florida. These reverse mortgages are valued in accordance with SSAP No. 39, Reverse Mortgages that allow the Company to carry these securities at remaining principal balances. Income on reverse mortgages is recognized using effective yield based on the contractual interest rate and anticipated repayment of the mortgage.

        Other-than-temporary impairment losses

        The Company reviews its investments to determine if declines in fair value are other-than-temporary. If the fair value of a fixed income security is less than its amortized cost basis or an equity security is less than its original cost basis at the balance sheet date, the Company must assess whether the impairment is other-than-temporary.

        The Company evaluates factors in its assessment of whether a decline in value is other-than-temporary. Some of the factors evaluated include the issuer's ability to pay the amounts due according to the contractual terms of the investment, the length of time and magnitude by which the fair value is less than amortized cost, adverse conditions specifically related to the security, changes to the rating of the security by a rating agency, changes in the quality of underlying credit enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        When an other-than-temporary impairment ("OTTI") has occurred, the amount of the impairment charged against earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis, the entire impairment is recognized as a charge against earnings. If the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security before recovery of its amortized cost basis, the impairment is bifurcated into an interest related loss and a non-interest related loss for loan-backed and structured securities. The non-interest related loss is measured as the difference between the present value of cash flows expected to be collected from the loan-backed security and the loan-backed security's amortized cost. The amount of the non-interest related loss is recognized as a charge against earnings. The difference between the fair value of the impaired loan-backed security and the present value of cash flows expected to be collected is the interest related impairment. For stocks, non loan-backed and other than structured securities the impairment is not bifurcated and is charged against earnings.

        The Company uses a single best estimate of cash flows approach and uses the effective yield prior to the date of impairment to calculate the present value of cash flows. The Company's assumptions for residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities and collateralized debt obligations include collateral pledged, scheduled interest payments, default levels, delinquency rates and the level of nonperforming assets for the remainder of the investments' expected term. The Company's assumptions for corporate and other fixed maturity securities include scheduled interest payments and an estimated recovery value, generally based on a percentage return of the current market value.

        After other-than-temporary write-down, the new cost basis is the prior amortized cost less the non-interest related loss. The adjusted cost basis is generally not adjusted for subsequent recoveries in fair value.
        However, if the Company can reasonably estimate future cash flows after a write-down and the expected cash flows indicate some or all of the non-interest related loss will be recovered, the discount or reduced premium recorded is amortized over the remaining life of the security. Amortization in this instance is computed using the prospective method and is determined based on the current estimate of the amount and timing of future cash flows.

        For common and preferred stocks, OTTI has occurred when the Company determines that it does not have the ability or intent to hold the security until a recovery of the original cost or the Company determines that the security will not recover to original cost within a reasonable amount of time. The Company determines what constitutes a reasonable amount of time on a security by security basis by considering all available evidence including the length of time and magnitude by which the fair value of the security is less than original cost.

        Investment income

        Investment income is recorded when earned and includes interest and dividends received and accrued, amortization of purchased premium and discounts on securities, certain proceeds from derivatives and equity earnings from limited partnerships. Investment expenses are reported as a reduction in investment income.

        Net realized investment gains (losses)

        Realized capital gains and losses are determined on the basis of specific identification of the investments and are reported net of related federal income taxes and IMR.

        Net unrealized investment gains (losses)

        Unrealized capital gains and losses on bonds, preferred stocks, common stocks, derivatives that do not qualify for hedge accounting and other invested assets are reported as a component of surplus net of related income taxes.

        See Note 3 for further discussion of the Company's investments and investment income.

        Derivatives and derivative instruments

        Derivatives consist of options, futures, interest rate floors, interest rate swaps, interest rate caps and foreign currency forwards. Futures are reported at the cash balances held in counterparty variation margin accounts, which equals fair value. Options, interest rate floors, interest rate swaps, interest rate caps, and foreign currency forwards are reported at fair value, with the exception of call and put options which are carried in accordance with IAC191-97 as discussed in the prescribed practice footnote.

        The Company uses derivative instruments to manage its fixed indexed and policy obligation interest guarantees and interest rate and credit risks applicable to its investments. To mitigate these risks, the
        Company enters into interest rate swaps, interest rate floors, interest rate caps, futures contracts and equity indexed call and put options. To qualify for hedge accounting, the Company is required to formally document the hedging relationship at the inception of each derivative transaction. This documentation includes the specific derivative instrument, risk management objective, hedging strategy, identification of the hedged item, specific risk being hedged and how effectiveness will be assessed. To be considered an effective hedge, the derivative must be highly effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item. Effectiveness is evaluated on a retrospective and prospective basis. The Company also uses foreign currency forwards to protect itself against currency fluctuations between trade and settlement dates on foreign financial instruments.

        The agreements between the Company and its derivatives counterparties require the posting of collateral when the fair value of the derivative instruments exceeds the cost of the instruments. Collateral posted by counterparties is reported in the statements of admitted assets, liabilities and capital and surplus as a component of cash, cash equivalents and short-term investments with a corresponding liability reported as a component of repurchase agreements, FHLB advances and collateral on derivative instruments. Collateral posted by the Company is reported in the statements of admitted assets, liabilities, and capital and surplus as a component of other invested assets.

        See Note 4 for further discussion of the Company's derivatives and derivative instruments.

        Accrued investment income

        Accrued investment income consists of amounts due on invested assets. It excludes amounts the Company does not expect to receive or is 90 days past due.

        Future policy benefits and policy and contract claims

        Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that are intended to provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Iowa Insurance Division.

        The liability for future policy benefits provides amounts adequate to discharge estimated future obligations on policies in force. Reserves for life policies are computed principally by the Net Level
        Reserve Method and the Commissioners' Reserve Valuation Method using interest rates ranging from 2.25% to
        6.00% and mortality assumptions (primarily Commissioners' Standard Ordinary mortality tables 1941, 1958,
        1980 and 2001) as prescribed by regulatory authorities.

        The NAIC adopted revisions to Actuarial Guideline XXXVIII ("AG38"), effective December 31, 2012. AG38 8D applies to policies issued July 1, 2005 to December 31, 2012 containing secondary guarantees with multiple sets of charges. AG38 8D requires that for this business a company needs to calculate the reserve as it had as of December 31, 2011 ("2011 method"), as well as calculate the deterministic reserve as prescribed under the Valuation Manual ("VM method") adopted by the NAIC on August 17, 2012, with prescribed changes to have projected asset yields and discount rates, and hold the greater of the two. The Company has calculated it's gross and net of reinsurance reserves under both methods described above and holds the greater of the two reserves calculated on both a gross and net basis. The 2018 impact of performing the VM method calculations resulted in a gross reserve increase of $413,301 and a net reserve increase of $83,758 over what would have been calculated if only using the 2011 method. The 2017 impact of performing the VM method calculations resulted in a gross reserve increase of $422,184 and a net reserve increase of $85,907 over what would have been calculated if only using the 2011 method.

        Reserves for deferred annuities are computed on the basis of interest rates ranging from 2.50% to 8.75% and the reserves for immediate annuities range from 3.50% to 11.25%.

        The liability for policy and contract claims includes provisions for reported claims and estimates for claims incurred but not reported, based on the terms of the related policies and contracts and on prior experience. Claim liabilities are based on estimates and are subject to future changes in claim severity and frequency. Estimates are periodically reviewed and adjustments to such liabilities are reflected in current operations.

        Reinsurance

        For annuity coinsurance and life insurance mortality reinsurance arrangements, reinsurance premiums, claims and claim adjustment expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains contingently liable for the liabilities ceded in the event the reinsurers are unable to meet their obligations under the reinsurance agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors its concentration of credit risk. The Company generally reinsures with companies rated "A" or better by A.M. Best. The Company monitors these ratings on an on-going basis as a reinsurer may be downgraded after an agreement has been entered.

        The Company has coinsurance agreements with MNL Re and Solberg Re. Reinsurance premiums, claims and expenses and reserves under those agreements are accounted for in accordance with the terms of the reinsurance contracts.

        Premiums and related costs

        Premiums are recognized as revenue over the premium-paying period. Annuity considerations are recognized as revenue when received. Commissions and other costs applicable to the acquisition of policies are charged to operations as incurred.

        Repurchase agreements

        As part of its investment strategy, the Company enters into repurchase agreements to increase the Company's investment return. The Company accounts for these transactions as secured borrowings, where the amount borrowed is tied to the fair value of the underlying collateral securities. Repurchase agreements involve a sale of securities and an agreement to repurchase the same securities at a later date at an agreed-upon price. These agreements are a bilateral trade agreement.

        A majority of the Company's repurchase agreement arrangements are for contractual terms of greater than one year. As a result, the par value and fair value of the securities sold under agreement to repurchase can change during the term of the repurchase agreement due to amortization, pay downs and changes in fair values. In situations where the underlying collateral subject to repurchase has a fair value greater or less than the contractual requirements under the repurchase agreement, the Company or counterparties are required to post additional collateral. Generally, the amount advanced by the counterparty cannot be less than 95% of the fair value of the underlying collateral sold under the agreement to repurchase.

       Income taxes

        Under SSAP No. 101, income taxes incurred are charged or credited to net income based upon amounts estimated to be payable or recoverable for the current year. The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between financial statement and tax return bases of assets and liabilities, based on enacted rates and other provisions of the tax laws. All changes in deferred tax assets and liabilities are reported directly in surplus, including the effect of a change in tax laws or rates in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized. The Company files a consolidated federal income tax return with its subsidiaries, MNL Re and Solberg Re.

        If applicable, the Company's liability for income taxes would include a liability for uncertain tax positions, interest and penalties which relate to tax years still subject to review by the IRS or other taxing jurisdictions.

        See Note 13 for the Company's SSAP No. 101 calculation.

        Variable life and annuity products

        A portion of the separate accounts held by the Company are funds on which investment income and gains or losses accrue directly to certain policyholders. The assets of these accounts are legally separated and are not subject to the claims that may arise out of any other business of the Company. The Company reports these separate account assets at fair value; the underlying investment risks are assumed by the policyholders. The fair value of the variable separate accounts assets are based on market quoted net asset values of the underlying mutual funds. The Company records the related liabilities at amounts equal to the fair value of the underlying assets. The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus. The Company records the fees earned for administrative and contract holder services performed for the separate accounts in other income of the statements of operations.

        Bank owned life insurance products

        Another portion of the separate accounts held by the Company relates to individual bank owned life insurance policies that are non-indexed with fixed guarantees. These amounts are subject to limited discretionary withdrawal at book value without a market value adjustment. The assets in this separate account are carried at book value in accordance with the prescribed practice promulgated by the State of
        Iowa. The Company assumes the underlying risk for the performance of the assets in this separate account.
        The Company reflects these assets and liabilities in the separate account assets and liabilities lines in the statements of admitted assets, liabilities and capital and surplus.

2.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                                                                             December 31, 2018
                                                      ----------------------------------------------------------------------------------------------------------------------------
Type of Financial Instrument                              Estimated           Carrying        (Level 1)         (Level 2)         (Level 3)          Net Asset     Not Practicable
                                                          Fair Value           Value                                                                Value (NAV)    (Carrying Value)
                                                      ----------------------------------------------------- ------------------ ----------------  ---------------------------------

Financial assets:
      Bonds                                               $ 43,950,754       $ 43,410,083              $ -       $ 39,316,151      $ 4,634,603               $ -              $ -
      Preferred stocks                                         265,117            263,454                -            227,596           37,521                 -                -
      Common stocks - other                                    184,384            184,384           71,176            105,302            7,906                 -                -
      Mortgage loans                                         4,496,768          4,523,275                -          4,496,768                -                 -                -
      Cash, cash equivalents and short-term investments        673,346            673,346          305,936            367,410                -                 -                -
      Derivative instruments                                   202,488            297,198           14,503            187,985                -                 -                -
      Other invested assets                                  1,004,542            926,409                -            583,132          421,410                 -           39,025
      Separate accounts                                      4,799,112          4,729,579        1,948,217          2,691,120          159,775                 -                -

Financial liabilities:
      Liabilities for deposit-type contracts                 $ 563,019          $ 550,492              $ -                $ -        $ 563,019               $ -              $ -
      Repurchase agreements, FHLB advances
        and collateral on derivative instruments             6,256,991          6,256,991           49,158          6,207,833                -                 -                -
      Derivative instruments                                    38,059             75,646                -             38,059                -                 -                -

                                                                                                             December 31, 2017
                                                      ----------------------------------------------------------------------------------------------------------------------------
Type of Financial Instrument                              Estimated           Carrying        (Level 1)         (Level 2)         (Level 3)          Net Asset     Not Practicable
                                                          Fair Value           Value                                                                Value (NAV)    (Carrying Value)
                                                      ----------------------------------------------------- ------------------ ----------------  ---------------------------------

Financial assets:
      Bonds                                               $ 44,153,792       $ 42,173,430              $ -       $ 40,424,744      $ 3,729,048               $ -              $ -
      Preferred stocks                                         281,666            260,683                -            274,844            6,822                 -                -
      Common stocks - other                                    184,573            184,573           80,865             99,147            4,561                 -                -
      Mortgage loans                                         4,371,780          4,407,172                -          4,371,780                -                 -                -
      Cash, cash equivalents and short-term investments        756,984            756,984          584,142            172,842                -                 -                -
      Derivative instruments                                   859,527            368,266          155,093            704,434                -                 -                -
      Other invested assets                                  1,069,494            954,340                -            614,999          454,495                 -           40,007
      Separate accounts                                      4,808,395          4,658,582        1,984,047          2,737,360           86,988                 -                -

Financial liabilities:
      Liabilities for deposit-type contracts                 $ 582,874          $ 568,380              $ -                $ -        $ 582,874               $ -              $ -
      Repurchase agreements, FHLB advances
        and collateral on derivative instruments             6,429,868          6,429,868          371,160          6,058,708                -                 -                -
      Derivative instruments                                   148,926             37,928                -            148,926                -                 -                -

        Other invested assets does not include investments accounted for under the equity method.

        Included in various investment related line items in the Statements of Admitted Assets, Liabilities and
        Capital and Surplus are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

        Fair value measurements

        Fair value is based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value guidance also establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally private investments, securities valued using non-binding broker quotes, or securities with very little trading activity. Fair values of private investments are determined by reference to public market or private transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available. If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average life differences may be used. Spread adjustments are intended to reflect an illiquidity premium and take into account a variety of factors including but not limited to senior unsecured versus secured, par amount outstanding, number of holders, maturity, average life, composition of lending group, debt rating, credit default spreads, default rates and credit spreads applicable to the security sector. These valuation methodologies involve a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories:

        Level 1 - Quoted prices are available in active markets that the Company has the ability to access for identical financial instruments as of the reporting date. The types of financial instruments included in
        Level 1 are listed equities, mutual funds, money market funds, non-interest bearing cash, exchange traded futures and separate account assets. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. Financial instruments that are generally included in this category include corporate bonds, asset-backed securities, CMOs, short-term investments, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments.
        Financial instruments that are included in this category generally include private corporate securities and collateralized debt obligations.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which the Company obtains the information. Transfers in or out of any level are measured as of the beginning of the period.

        The Company relies on third party pricing services and independent broker quotes to value bonds and equity securities. The third party pricing services use discounted cash flow models or the market approach to value the securities when the securities are not traded on an exchange. The following characteristics are considered in the valuation process: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company performs both quantitative and qualitative analysis of the prices. The review includes initial and ongoing review of the third party pricing methodologies, back testing of recent trades, and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's financial instruments carried at fair value as presented in the statements of admitted assets, liabilities and capital and surplus, by the fair value hierarchy levels defined in the fair value measurements guidance. Methods and assumptions used to determine the fair values are described in Note 1.

                                                                                    December 31, 2018
                                             --------------------------------------------------------------------------------------------
                                               Quoted Prices
                                                 in Active         Significant
                                                Markets for           Other          Significant
                                                 Identical          Observable       Unobservable        Net Asset
                                                Instruments           Inputs            Inputs             Value
                                                 (Level 1)          (Level 2)         (Level 3)            (NAV)              Total
                                             -------------------  ---------------  -----------------  -----------------  ----------------

Financial assets (carried at fair value):
Common stocks - other                                  $ 71,176        $ 105,302            $ 7,906                $ -         $ 184,384
Derivative instruments                                        -            3,290                  -                  -             3,290
Separate account assets (a)                           1,904,670                -                  -                  -         1,904,670

Financial liabilities (carried at fair value):
Derivative instruments                                      $ -            $ 768                $ -                $ -             $ 768

                                                                                  December 31, 2017
                                             --------------------------------------------------------------------------------------------
                                               Quoted Prices
                                                 in Active         Significant
                                                Markets for           Other          Significant
                                                 Identical          Observable       Unobservable        Net Asset
                                                Instruments           Inputs            Inputs             Value
                                                 (Level 1)          (Level 2)         (Level 3)            (NAV)              Total
                                             -------------------  ---------------  -----------------  -----------------  ----------------

Financial assets (carried at fair value):
Bonds                                                       $ -              $ -            $ 2,755                $ -           $ 2,755
Common stocks - other                                    80,865           99,147              4,561                  -           184,573
Derivative instruments                                        -           19,307                  -                  -            19,307
Separate account assets (a)                           1,925,879                -                  -                  -         1,925,879

Financial liabilities (carried at fair value):
Derivative instruments                                      $ -            $ 766                $ -                $ -             $ 766

(a)     Fair values and changes in fair values of separate account assets generally accrue directly to policyholders and are not included in the Company's revenues, benefits, expenses or surplus. The amounts shown in the previous tables include only the assets for the variable life insurance and variable annuity separate accounts; the amounts exclude the assets for the bank owned life insurance separate accounts.

        Included in bonds and preferred stocks are those that have been impaired at the reporting date or NAIC 6 and are carried at fair value. SVO valuations are used for some bonds and preferred stocks when available.
        SVO valuations are based upon publicly available prices for identical or similar assets or on valuation models or matrices using observable inputs. Bonds and preferred stocks not valued using SVO valuations are those that have been impaired but not designated as in default by the SVO. Fair values for such securities may be determined utilizing unobservable inputs.

        The changes in financial instruments measured at fair value, excluding accrued interest income, for which
        Level 3 inputs were used to determine fair value are as follows:

                                                                                                                   December 31, 2018
                                                     -------------------------------------------------------------------------------------------------------------------------------------
                                                        Beginning       Transfers       Transfers        Total gains        Total gains      Purchases        Sales           Ending
                                                         Balance           into          out of          and (losses)       and (losses)                                      Balance
                                                                         Level 3         Level 3         included in         in Surplus
                                                                                                          Net Income
                                                     ----------------------------------------------------------------------------------------------------- -------------  ----------------
Financial assets (carried at fair value):
Bonds                                                       $ 2,755            $ -        $ (2,755)                 $ -              $ -              $ -           $ -               $ -
Common stocks - other                                         4,561              -               -                   15             (878)           4,208             -             7,906
                                                     ---------------  -------------  --------------  -------------------  ---------------  --------------- -------------  ----------------
Total assets                                                $ 7,316            $ -        $ (2,755)                $ 15           $ (878)         $ 4,208           $ -           $ 7,906
                                                     ===============  =============  ==============  ===================  ===============  =============== =============  ================

                                                                                                                   December 31, 2017
                                                     -------------------------------------------------------------------------------------------------------------------------------------
                                                        Beginning       Transfers       Transfers        Total gains        Total gains      Purchases        Sales           Ending
                                                         Balance           into          out of          and (losses)       and (losses)                                      Balance
                                                                         Level 3         Level 3         included in         in Surplus
                                                                                                          Net Income
                                                     ----------------------------------------------------------------------------------------------------- -------------  ----------------
Financial assets (carried at fair value):
Bonds                                                       $ 4,459            $ -             $ -                  $ -         $ (1,704)             $ -           $ -           $ 2,755
Common stocks - other                                         2,971              -               -                 (278)             852            2,760        (1,744)            4,561
                                                     ---------------  -------------  --------------  -------------------  ---------------  --------------- -------------  ----------------
Total assets                                                $ 7,430            $ -             $ -               $ (278)          $ (852)         $ 2,760      $ (1,744)          $ 7,316
                                                     ===============  =============  ==============  ===================  ===============  =============== =============  ================

3.        INVESTMENTS AND INVESTMENT INCOME

        Bond and stock investments

        The admitted value,  gross unrealized  gains,  gross unrealized  losses and estimated fair value of investments in bonds and preferred stocks are as follows:

                                                                               December 31, 2018
                                                  -----------------------------------------------------------------------
                                                                           Gross            Gross
                                                      Admitted          Unrealized       Unrealized        Estimated
                                                        Value              Gains           Losses          Fair Value
                                                  ------------------  ----------------  --------------  -----------------
Bonds
U.S. governments                                        $ 4,216,674         $ 114,012        $ 50,853        $ 4,279,833
All other government                                        173,340             5,557             209            178,688
U.S. special revenue & special assessment
obligations, non-guaranteed                              10,695,641           633,828         123,670         11,205,799
Industrial and miscellaneous                             27,552,407           552,564         591,626         27,513,345
Bank loans                                                  361,532             2,447           2,889            361,090
Parent, subsidiaries and affiliates                         410,489             8,784           7,274            411,999
                                                  ------------------  ----------------  --------------  -----------------
Total bonds                                            $ 43,410,083       $ 1,317,192       $ 776,521       $ 43,950,754
                                                  ==================  ================  ==============  =================

Preferred stocks                                          $ 263,454           $ 9,902         $ 8,239          $ 265,117
                                                  ==================  ================  ==============  =================

                                                                            December 31, 2017
                                                  -----------------------------------------------------------------------
                                                                           Gross            Gross
                                                      Admitted          Unrealized       Unrealized        Estimated
                                                        Value              Gains           Losses          Fair Value
                                                  ------------------  ----------------  --------------  -----------------
Bonds
U.S. governments                                        $ 4,074,776         $ 156,148        $ 24,296        $ 4,206,628
All other government                                        164,732            11,384               -            176,116
U.S. special revenue & special assessment
obligations, non-guaranteed                               9,182,676           791,095          37,051          9,936,720
Industrial and miscellaneous                             27,755,562         1,197,907         123,456         28,830,013
Bank loans                                                  451,782             3,612           3,082            452,312
Parent, subsidiaries and affiliates                         543,901             9,849           1,747            552,003
                                                  ------------------  ----------------  --------------  -----------------
Total bonds                                            $ 42,173,429       $ 2,169,995       $ 189,632       $ 44,153,792
                                                  ==================  ================  ==============  =================

Preferred stocks                                          $ 260,683          $ 21,808           $ 825          $ 281,666
                                                  ==================  ================  ==============  =================

        The cost and admitted value of common stocks - subsidiaries and common stocks - other are as follows:

                                                      December 31, 2018
                               ------------------------------------------------------------------
                                                     Gross            Gross
                                                   Unrealized      Unrealized        Admitted
                                    Cost             Gains           Losses           Value
                               ----------------  ---------------  --------------  ---------------

Subsidiaries                           $ 5,000        $ 188,040             $ -        $ 193,040
Other                                  183,860            1,830           1,306          184,384
                               ----------------  ---------------  --------------  ---------------
Total                                $ 188,860        $ 189,870         $ 1,306        $ 377,424
                               ================  ===============  ==============  ===============

                                                       December 31, 2017
                               ------------------------------------------------------------------
                                                     Gross            Gross
                                                   Unrealized      Unrealized        Admitted
                                    Cost             Gains           Losses           Value
                               ----------------  ---------------  --------------  ---------------

Subsidiaries                          $ 93,792        $ 227,057        $ 37,772        $ 283,077
Other                                  182,822            1,776              25          184,573
                               ----------------  ---------------  --------------  ---------------
Total                                $ 276,614        $ 228,833        $ 37,797        $ 467,650
                               ================  ===============  ==============  ===============

        The admitted value and estimated fair value of investments in bonds, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties:

                                                                   2018
                                                   -------------------------------------
                                                       Admitted           Estimated
                                                         Value            Fair Value
                                                   ------------------  -----------------

Due in one year or less                                    $ 622,710          $ 632,263
Due after one year through five years                      3,642,631          3,695,859
Due after five years through ten years                     6,129,973          6,258,970
Due after ten years                                       14,763,497         15,061,955
Securities not due at a single maturity date
(primarily mortgage-backed securities)                    18,251,272         18,301,707
                                                   ------------------  -----------------
Total bonds                                             $ 43,410,083       $ 43,950,754
                                                   ==================  =================

        Gross unrealized losses

        The Company's gross unrealized losses and estimated fair value on its bonds and preferred stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are as follows:

                                                                                      December 31, 2018
                                          -------------------------------------------------------------------------------------------------------
                                                Less than 12 Months                 12 Months or More                        Total
                                          ---------------------------------  ---------------------------------  ---------------------------------
                                                                 Gross                             Gross                               Gross
                                                Fair          Unrealized          Fair           Unrealized           Fair          Unrealized
                                               Value            Losses            Value            Losses            Value            Losses
                                          -----------------  --------------  ----------------  ---------------  -----------------  --------------
Bonds
U.S. government                                  $ 981,576        $ 27,826         $ 602,356         $ 23,027        $ 1,583,932        $ 50,853
All other governments                               10,112             209                 -                -             10,112             209
U.S. special revenue & special
assessment obligations,
non-guaranteed                                   1,945,426          54,225         1,119,423           69,445          3,064,849         123,670
Industrial and miscellaneous                    10,781,780         355,627         4,106,216          235,999         14,887,996         591,626
Bank loans                                         203,128           2,605            11,427              284            214,555           2,889
Parent, subsidiaries and affiliates                183,380           5,825            87,316            1,449            270,696           7,274
                                          -----------------  --------------  ----------------  ---------------  -----------------  --------------
Total bonds                                     14,105,402         446,317         5,926,738          330,204         20,032,140         776,521
                                          -----------------  --------------  ----------------  ---------------  -----------------  --------------

Preferred stocks                                    95,224           4,215            22,114            4,024            117,338           8,239
                                          -----------------  --------------  ----------------  ---------------  -----------------  --------------

Total bonds and preferred stocks              $ 14,200,626       $ 450,532       $ 5,948,852        $ 334,228       $ 20,149,478       $ 784,760
                                          =================  ==============  ================  ===============  =================  ==============

                                                                                       December 31, 2017
                                          -------------------------------------------------------------------------------------------------------
                                                Less than 12 Months                 12 Months or More                        Total
                                          ---------------------------------  ---------------------------------  ---------------------------------
                                                                 Gross                             Gross                               Gross
                                                Fair          Unrealized          Fair           Unrealized           Fair          Unrealized
                                               Value            Losses            Value            Losses            Value            Losses
                                          -----------------  --------------  ----------------  ---------------  -----------------  --------------
Bonds
U.S. government                                $ 1,110,853        $ 11,921         $ 514,292         $ 12,375        $ 1,625,145        $ 24,296
U.S. special revenue & special
assessment obligations,
non-guaranteed                                   1,235,626           8,201           869,174           28,850          2,104,800          37,051
Industrial and miscellaneous                     2,495,828          24,005         3,771,320           99,451          6,267,148         123,456
Bank loans                                          87,925           1,531            20,501            1,551            108,426           3,082
Parent, subsidiaries and affiliates                116,415           1,150            53,177              597            169,592           1,747
                                          -----------------  --------------  ----------------  ---------------  -----------------  --------------
Total bonds                                      5,046,647          46,808         5,228,464          142,824         10,275,111         189,632
                                          -----------------  --------------  ----------------  ---------------  -----------------  --------------

Preferred stocks                                     6,828             104            18,485              721             25,313             825
                                          -----------------  --------------  ----------------  ---------------  -----------------  --------------

Total bonds and preferred stocks               $ 5,053,475        $ 46,912       $ 5,246,949        $ 143,545       $ 10,300,424       $ 190,457
                                          =================  ==============  ================  ===============  =================  ==============

        At December 31, 2018, the Company held 9,862 positions in bonds and preferred stocks. The table above includes 2,015 securities of 1,266 issuers as of December 31, 2018. As of December 31, 2018, 94% of the
        unrealized losses on bonds were securities rated investment grade. Investment grade securities are defined as those securities rated 1 or 2 by the SVO. Preferred stocks in the above table consist primarily of non-redeemable preferred stocks. At December 31, 2018, bonds and preferred stocks in an unrealized loss position had fair value equal to 96% of amortized cost. The following summarizes the unrealized losses by investment category as of December 31, 2018.

        U.S. government

        The unrealized losses on U.S. government represent 6% of total unrealized losses at December 31, 2018. The total unrealized losses in this category have increased at December 31, 2018 compared to December 31, 2017.
        The unrealized losses are applicable to securities with yields lower than the market yield available on similar securities at December 31, 2018. The previous table indicates 55% of the unrealized losses have been in an unrealized loss position for twelve months or less. Interest rates increased during 2018 causing decreases in the fair value of U.S. government and agencies bonds held compared to 2017. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security's amortized cost; therefore, the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2018.

        All other governments

        The unrealized losses all other governments, represent less than 1% of unrealized losses at December 31,
        2018. The table indicates all of the unrealized losses have been in an unrealized loss position for less than twelve months.

        U.S. special revenue and special assessment obligations, non-guaranteed

        The unrealized losses on U.S. special revenue and special assessment obligations, non-guaranteed, represent
        16% of total unrealized losses at December 31, 2018. The total unrealized losses in this category have increased at December 31, 2018 compared to December 31, 2017. The unrealized losses are applicable to securities with yields lower than the market yield available on similar securities at December 31, 2018.
        The table indicates 44% of the unrealized losses have been in an unrealized loss position for twelve months or less. Yields increased during 2018 causing decreases in the fair values of investments of this category compared to 2017. The Company does not intend to sell and has the intent and ability to retain the investment until recovery of each security's amortized cost; therefore the securities in these categories are not considered to be other-than-temporarily impaired at December 31, 2018.

        Industrial and miscellaneous

        The unrealized losses on industrial and miscellaneous, represent 76% of unrealized losses at December 31,
        2018 and are primarily in corporate bonds, private asset backed securities and collateralized debt obligations backed by various consumer and commercial finance loans. The unrealized losses in this category have increased at December 31, 2018 compared to December 31, 2017. The table indicates 61% of the unrealized losses have been in an unrealized loss position for twelve months or less. Yields increased during 2018 causing decreases in the fair values of bonds in this category compared to 2017. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred. In all other cases, if the Company does not intend to sell these securities prior to recovery and has the intent and ability to retain the investment until recovery of each security's amortized cost, the security is not considered to be other-than-temporarily impaired.

        Bank loans

        The unrealized losses on bank loans, represent less than 1% of unrealized losses at December 31, 2018. The unrealized losses in this category have decreased slightly at December 31, 2018 compared to December 31,
        2017. The table indicates 90% of the unrealized losses have been in an unrealized loss position for less than twelve months.

        Parent, subsidiaries and affiliates

        The unrealized losses on parent, subsidiaries and affiliates, represent 1% of unrealized losses at December
        31, 2018. The unrealized losses in this category have increased at December 31, 2018 compared to December
        31, 2017. The table indicates 80% of the unrealized losses have been in an unrealized loss position for less than twelve months.

        Preferred stocks

        This category, which represents 1% of unrealized losses at December 31, 2018, consists of non-redeemable preferred stocks in the industrial and miscellaneous sector, primarily financial institutions. The unrealized losses are the result of the decrease in overall financial sector market value in fourth quarter
        2018, primarily banking and insurance institutions. The Company reviews its security positions with unrealized losses on an on-going basis and recognizes OTTI if evidence indicates a loss will be incurred.
        In all other cases, if the Company does not intend to sell these stocks prior to recovery and has the intent and ability to retain the investment until recovery of each stocks amortized cost, the security is not considered to be other-than- temporarily impaired.

        Other-than-temporary impairments

        As a result of the Company's review of OTTI of investment securities, OTTI recognized on loan-backed securities is summarized in the following table:

                                                                                                                                        Date of
                    Book/Adjusted Carrying                                         Amortized Cost After                                Financial
                     Value Amortized Cost            Recognized Other-                 Other-Than-                                     Statement
                     Before Current Period             Than-Temporary                   Temporary                Fair Value at           Where
      CUSIP                  OTTI                        Impairment                     Impairment                time of OTTI          Reported
----------------------------------------------------------------------------------------------------------------------------------------------------
    61752RAJ1               $ 2,906                       $ 42                           $ 2,864                  $ 2,467              12/31/2018
    41161PWV1                 2,727                         56                             2,671                    2,765              12/31/2018
                                                 --------------------------
                                                          $ 98
                                                 ==========================

        Net investment income and net realized capital gains (losses)

        The major categories of net investment income reflected in the statements of operations are summarized as follows:

                                                                 2018              2017               2016
                                                         -----------------  ----------------  -----------------
Bonds                                                         $ 2,090,330       $ 1,972,951        $ 1,767,254
Preferred stocks                                                   16,168            17,353             17,632
Common stocks - other                                               6,126             3,181              2,871
Mortgage loans                                                    208,887           211,907            210,062
Real estate                                                         2,737             4,170              1,992
Policy loans                                                       23,371            22,238             24,233
Cash, cash equivalents and short-term investments                  11,415             9,872              3,572
Derivative instruments                                             46,616           828,024              5,138
Other invested assets                                             120,039           198,879            129,358
Other investment income                                             4,913             2,812              2,811
                                                         -----------------  ----------------  -----------------
Total gross investment income                                   2,530,602         3,271,387          2,164,923
Less: Investment expenses                                         277,722           189,309            137,107
                                                         -----------------  ----------------  -----------------
Net investment income                                         $ 2,252,880       $ 3,082,078        $ 2,027,816
                                                         =================  ================  =================

        Investment expenses consist primarily of investment advisory fees, interest expense on repurchase agreements, interest on FHLB advances, interest related to derivative collateral liabilities and other expenses related to the administration of investments.

        The major categories of net realized capital gains (losses) reflected in the statements of operations are summarized as follows:

                                                                    2018              2017              2016
                                                               ----------------  ----------------  ----------------
Bonds                                                               $ (255,994)          $ 2,952          $ 53,236
Preferred stocks                                                         2,009            (2,813)           (7,891)
Common stocks - subsidiaries                                           (70,826)                -                 -
Common stocks - other                                                    1,741             5,549            64,883
Mortgage loans                                                               -                (1)              831
Real Estate                                                             (7,004)                -                 -
Short-term investments                                                       -                 1                13
Derivative instruments                                                 (43,511)           (1,004)            1,789
Other invested assets                                                      401               142            11,036
                                                               ----------------  ----------------  ----------------
Realized capital gains (losses)                                       (373,184)            4,826           123,897
Income tax effects                                                      56,963            49,339           (28,428)
Amounts transferred to IMR (net of federal
income taxes of ($62,002), $2,050 and $33,096)                         233,244            (3,808)          (61,464)
                                                               ----------------  ----------------  ----------------
Net realized capital gains (losses)                                  $ (82,977)         $ 50,357          $ 34,005
                                                               ================  ================  ================

        Proceeds from the sale of investments in bonds and the gross gains and losses realized on these sales
        (excluding OTTI losses, maturities, calls, exchanges and prepayments) were as follows:

                                     2018               2017               2016
                               ----------------  -----------------  -----------------
Proceeds from sales                $ 7,829,963        $ 2,570,350        $ 3,573,133
Gross realized gains                    38,002             44,887             82,932
Gross realized losses                 (332,565)           (93,308)           (28,767)

        The gross realized gains (losses) on the bonds represent the difference between the proceeds from the sale of the bonds and the basis of the bonds, which is primarily amortized cost.

        Mortgage loans

        The following table summarizes the Company's mortgage loans by property type:

                                           2018                                    2017
                             --------------------------------------  --------------------------------------
                                Carrying Value        % of Total        Carrying Value        % of Total
                             ---------------------  ---------------  ---------------------  ---------------
Office                                $ 1,955,388              44%            $ 1,842,858              41%
Retail                                  1,026,627              23%              1,053,770              24%
Multi-family                              539,099              12%                581,885              13%
Hotel                                     425,396               9%                330,719               8%
Industrial                                377,018               8%                378,667               9%
Other                                     106,469               2%                117,211               3%
Medical                                    94,607               2%                103,463               2%
                             ---------------------  ---------------  ---------------------  ---------------
                                      $ 4,524,604             100%            $ 4,408,573             100%
                             =====================  ===============  =====================  ===============

        Mortgage loans by United States geographic locations are as follows:

                                             2018                                    2017
                             --------------------------------------  --------------------------------------
                                Carrying Value        % of Total        Carrying Value        % of Total
                             ---------------------  ---------------  ---------------------  ---------------
South Atlantic                        $ 1,236,766              26%            $ 1,287,822              28%
Pacific                                 1,113,158              25%              1,011,959              23%
Middle Atlantic                           852,486              19%                615,624              14%
Mountain                                  430,949              10%                522,135              12%
East North Central                        252,777               6%                244,539               6%
West South Central                        236,739               5%                333,055               8%
New England                               230,361               5%                244,235               6%
East South Central                        101,311               2%                105,150               2%
West North Central                         70,057               2%                 44,054               1%
                             ---------------------  ---------------  ---------------------  ---------------
                                      $ 4,524,604             100%            $ 4,408,573             100%
                             =====================  ===============  =====================  ===============

        The Company's mortgage loans by origination year are as follows:

                                Carrying Value        % of Total
                             ---------------------  ---------------
2018                                    $ 750,474              17%
2017                                      415,082               9%
2016                                      342,768               8%
2015                                    1,274,491              28%
2014 and prior                          1,741,789              38%
                             ---------------------  ---------------
                                      $ 4,524,604             100%
                             =====================  ===============

        The Company has no outstanding commitments on mortgage loans at December 31, 2018.

        Any loan delinquent on contractual payments over 90 days past due is considered non-performing. At December
        31, 2018 and 2017, there were no non-performing commercial mortgage loans that were over 90 days past due on contractual payments.

        Mortgage loan equivalent ratings are based on the expected loss of the security rather than the probability of defaults. Ratings are assessed by looking at the financial condition of the borrower to make required payments, including the value of the underlying collateral, the market in which the collateral is operating and the level of associated debt.

        Information regarding the Company's credit quality indicators for its recorded investment in mortgage loans, gross of valuation allowances is as follows:

                                          December 31, 2018                       December 31, 2017
                                 -------------------------------------  --------------------------------------
                                   Carrying Value        % of Total        Carrying Value        % of Total
                                 --------------------  ---------------  ---------------------  ---------------
Internal credit risk grade:
High quality                             $ 3,468,460              77%            $ 3,566,508              81%
Medium quality                               493,184              11%                345,894               8%
Low quality                                  562,960              12%                496,171              11%
                                 --------------------  ---------------  ---------------------  ---------------
Total mortgage loans                     $ 4,524,604             100%            $ 4,408,573             100%
                                 ====================  ===============  =====================  ===============

        The Company acquired 41 new commercial mortgage loans in 2018 with interest rates ranging from 4.03% to 11.00%.

        Information regarding the Company's loan to value ratio for its recorded investment in mortgage loans, gross of valuation allowances is as follows:

                                      December 31, 2018                     December 31, 2017
                              -----------------------------------   -----------------------------------
                                  Carrying                             Carrying
                                   Value           % of Total            Value           % of Total
                              -----------------  ----------------   ----------------  -----------------

Less than 50%                        $ 216,049                5%          $ 155,785                 4%
50% to 60%                           1,781,273               39%          1,540,447                35%
61% to 70%                           2,419,041               54%          2,448,896                55%
71% to 80%                             108,241                2%            223,005                 5%
81% to 90%                                   -                0%             40,440                 1%
91% to 100%                                  -                0%                  -                 0%
                              -----------------  ----------------   ----------------  -----------------
Total mortgage loans               $ 4,524,604              100%        $ 4,408,573               100%
                              =================  ================   ================  =================

        The loan-to-value ratio is determined using the most recent appraised value. Appraisals are updated periodically when there is an indication of a possible significant collateral decline or there are loan modifications or refinance requests. A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral.

        The Company reviews its mortgage loans for impairment on an on-going basis. It considers such factors as delinquency of payments, decreases in the value of underlying properties, the financial condition of the mortgagor and the impact of general economic conditions in the geographic areas of the properties collateralizing the mortgages. Once the determination is made that a mortgage loan is impaired, the primary consideration used to determine the amount of the impairment is the fair market value of the underlying property. The Company assumes it would receive the proceeds from the sale of the underlying property less sale expenses. The Company maintains an allowance for mortgage loan losses. The allowance is determined through an analysis of specific loans that are believed to have a higher risk of credit impairment. The
        Company held an allowance of $1,329 and $1,401 at December 31, 2018 and 2017, respectively, but did not recognize any impairment on mortgage loans during 2018 and 2017.

        The Company did not restructure or take ownership of real estate in satisfaction of any mortgage loans during 2018 and 2017. Real estate acquired through foreclosure is a component of real estate in the statement of admitted assets, liabilities, and capital and surplus. Included in real estate are $15,000 and
        $20,828 at December 31, 2018 and 2017, respectively, of real estate acquired through foreclosure of mortgage loans (see Note 6).

        Credit risk concentration

        The Company generally strives to maintain a diversified invested assets portfolio. Other than investments in U.S. governments and U.S. special revenue, the Company had no investments that exceeded 10% of the
        Company's capital and surplus at December 31, 2018.

        Restricted assets

        The following assets are subject to applicable restrictions under each of the following areas:

                                                                                    December 31, 2018
                                                             -----------------------------------------------------------
                                                                  Total              Gross              Admitted
                                                                 Admitted         Restricted to       Restricted to
                                                                Restricted        Total Assets            Total
Restricted Asset Category                                                                            Admitted Assets
-----------------------------------------------------------  ----------------  ------------------  ---------------------

Subject to repurchase agreements                                 $ 4,048,075                  7%                     7%
FHLB capital stock                                                   100,912                  0%                     0%
On deposit with states                                                 3,142                  0%                     0%
Pledged as collateral to FHLB                                      3,997,495                  7%                     7%
Pledged as collateral not captured in other categories                64,071                  0%                     0%
                                                             ----------------  ------------------  ---------------------
Total Restricted Assets                                          $ 8,213,695                 14%                    14%
                                                             ================  ==================  =====================

                                                                                    December 31, 2017
                                                             -----------------------------------------------------------
                                                                  Total              Gross              Admitted
                                                                 Admitted         Restricted to       Restricted to
                                                                Restricted        Total Assets            Total
Restricted Asset Category                                                                            Admitted Assets
-----------------------------------------------------------  ----------------  ------------------  ---------------------

Subject to repurchase agreements                                 $ 3,900,054                  7%                     7%
FHLB capital stock                                                    99,147                  0%                     0%
On deposit with states                                                 3,186                  0%                     0%
Pledged as collateral to FHLB                                      2,228,670                  4%                     4%
Pledged as collateral not captured in other categories               106,405                  0%                     0%
                                                             ----------------  ------------------  ---------------------
Total Restricted Assets                                          $ 6,337,462                 11%                    11%
                                                             ================  ==================  =====================

        Structured notes

        The following lists structured notes held by the Company and included in bonds in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2018:

        CUSIP                       Actual               Fair          Book / Adjusted       Mortgage -
    Identification                   Cost                Value         Carrying Value       Referenced
                                                                                            Security (Y/N)
    -------------               --------------      --------------    ----------------     ----------------
    0636792J2                      $ 50,000            $ 48,590            $ 50,000              N
    06367VTZ8                        20,000              19,889              20,000              N
    17290EAD4                        20,000              20,147              20,000              N
    25152CPY6                        50,000              38,202              50,000              N
    48124KBM6                        50,000              45,833              50,000              N
    63307CAA9                        10,000               9,180              10,000              N
    63307CAE1                        30,000              28,518              30,000              N
    63307CAF8                        15,000              14,259              15,000              N
    949746QZ7                        35,000              34,653              35,000              N
                              --------------      --------------    ----------------
    Total                          $280,000            $259,271           $ 280,000
                              ==============      ==============    ================

        Other

        FHLB

        The Company is a member of FHLB of Des Moines. In order to maintain its membership and borrow funds, the
        Company is required to purchase FHLB equity securities. As of December 31, 2018 and 2017, the Company owns common stock totaling $100,912 and $99,147, respectively, which is carried at cost, which approximates fair value. Resale of these securities is restricted only to FHLB. As a member of FHLB, the Company can borrow money provided that FHLB's collateral and stock ownership requirements are met. The maximum amount a member can borrow is equal to thirty percent of the Company's asset balance as of the prior quarter end. The interest rate and repayment terms differ depending on the type of advance and the term selected. At
        December 31, 2018 and 2017, the Company had outstanding advances of $2,272,795 and $2,228,670, respectively, from FHLB (see Note 7).

        Deposits with regulatory authorities

        At December 31, 2018 and 2017, securities (primarily bonds) with admitted carrying values of $3,142 and
        $3,186 respectively, were on deposit with regulatory authorities as required by law.

4.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amounts, amortized cost, estimated fair value and carrying value of derivatives:

                                                                           December 31, 2018
                                                 -----------------------------------------------------------------------
                                                      Notional          Amortized         Estimated         Carrying
                                                       Amount              Cost          Fair Value          Value
                                                 -------------------  ---------------  ----------------  ---------------
Assets:
Derivative instruments:
Call options                                           $ 15,451,332        $ 279,405         $ 184,695        $ 279,405
Futures                                                     615,027                -            14,503           14,503
Interest rate floors                                        113,000            1,245             3,280            3,280
Foreign exchange forwards                                     1,766                -                10               10
                                                                      ---------------  ----------------  ---------------
                                                                           $ 280,650         $ 202,488        $ 297,198
                                                                      ===============  ================  ===============
Liabilities:
Derivative instruments:
Interest rate swaps                                        $ 80,900              $ -             $ 406            $ 406
Foreign exchange forwards                                    32,882                -               362              362
Written options                                           4,586,565           74,878            37,291           74,878
                                                                      ---------------  ----------------  ---------------
                                                                            $ 74,878          $ 38,059         $ 75,646
                                                                      ===============  ================  ===============

                                                                           December 31, 2017
                                                 -----------------------------------------------------------------------
                                                      Notional          Amortized         Estimated         Carrying
                                                       Amount              Cost          Fair Value          Value
                                                 -------------------  ---------------  ----------------  ---------------
Assets:
Derivative instruments:
Call options                                           $ 12,868,938        $ 193,865         $ 685,126        $ 193,865
Futures                                                   3,779,582                -           155,094          155,094
Interest rate floors                                        113,000            1,510             5,822            5,822
Interest rate caps                                        2,490,000           59,993            12,901           12,901
Foreign exchange forwards                                     1,623                -                35               35
Interest rate swaps                                          95,250                -               549              549
                                                                      ---------------  ----------------  ---------------
                                                                           $ 255,368         $ 859,527        $ 368,266
                                                                      ===============  ================  ===============
Liabilities:
Derivative instruments:
Foreign exchange forwards                                  $ 21,595              $ -             $ 766            $ 766
Written options                                           4,380,488           37,162           148,160           37,162
                                                                      ---------------  ----------------  ---------------
                                                                            $ 37,162         $ 148,926         $ 37,928
                                                                      ===============  ================  ===============

        The following table presents the impact of derivatives on net investment income and change in unrealized capital gains (losses):

                                                                     2018             2017              2016
                                                                ---------------  ----------------  ---------------
Gain (loss) recognized in net investment income
Options                                                            $ 81,266         $ 252,422        $ (109,520)
Futures                                                             (35,550)          459,254           112,704
Interest rate swaps                                                     195             1,293             2,842
Interest rate floors                                                    705             1,807             2,397
                                                                ---------------  ----------------  ---------------
                                                                   $ 46,616         $ 714,776          $ 8,423
                                                                ===============  ================  ===============

Gain (loss) recognized in net unrealized gains (losses):
Interest rate swaps                                                 $ (956)         $ (1,572)          $ (2,323)
Interest rate floors                                                (2,278)           (3,263)            (2,167)
Interest rate caps                                                  47,092           (29,868)            (1,097)
Foreign exchange forwards                                              380            (1,401)              (505)
              )                                                 ---------------  ----------------  ---------------
                                                                   $ 44,238         $ (36,104)        $ (6,092)
                                                                ===============  ================  ===============

        The Company accounts for its financial options, futures, interest rate, and credit default swaps, and other derivatives in accordance with SSAP 86, Accounting for Derivative Instruments and Hedging, Income
        Generation, and Replication (Synthetic Asset) Transactions, except for those options accounted for in accordance with IAC 191-97, as discussed in Note 1. Following is a discussion of the various derivatives used by the Company.

        Options and futures

        The Company has indexed annuity and indexed universal life products that provide for a guaranteed base return and a higher potential return tied to several major equity market indices. In order to fund these benefits the Company purchases index options that compensate the Company for any appreciation over the strike price and offsets the corresponding increase in the policyholder obligation. The Company also enters futures contracts to compensate it for increases in the same indices. The Company classifies these options and futures as derivative instruments.

        In accordance with IAC 191-97, the Company carries financial options at amortized cost and amortizes the cost of the index options against investment income over the term of the option, which is typically one year. When the options mature, any value received by the Company is reflected as investment income.

        The futures contracts have no initial cost and are marked to market daily. That daily mark-to-market is settled through the Company's variation margin accounts maintained with the counterparty. The Company reports the change in the futures variation margin accounts as investment income.

        The hedged annuity liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of policyholder reserves in accordance with IAC 191-97 and credited indexed returns are reflected in the reserve as realized based on actual index performance. The hedged life liabilities are reported in the statutory statements of admitted assets, liabilities and capital and surplus as a component of policyholder reserves equal to the implied fair value appreciation of the index options until the policy anniversary date. At the anniversary date, the annuity and life policyholder account values are revalued with amounts credited to the policyholders recognized as a component of increase in aggregate reserves.

        The adoption of IAC 191-97 has resulted in a timing variance between the emergence of income on futures and the emergence of the reserve increase associated with the hedged liabilities. The futures earnings are realized daily as they are earned, but the impact to the reserve of market appreciation does not occur until the policy anniversary. To mitigate this variance, to the extent the variance accelerates earnings, the Company has set up a voluntary statutory reserve. The amount of this reserve was $0 and $303,554 at
        December 31, 2018 and 2017, respectively, and is reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The voluntary reserve is not reported at a value below zero. Futures losses are recognized as incurred as a reduction in investment income.

        Other derivative instruments

        The Company has entered into interest rate floor, interest rate cap and interest rate swap agreements to help manage its overall exposure to interest rate changes and credit events. These other derivative instruments do not hedge specific assets or liabilities and as such are not accounted for under hedge accounting. In accordance with SSAP 86, these swaps, caps and floors are reported at fair value in the statements of admitted assets, liabilities and capital and surplus and changes in the fair value are reported as a change in unassigned surplus. The Company recognized income (expense) on interest rate swaps through investment income. This income is received or paid on reset/settlement date and is accrued until the next reset date.

        The Company has entered into foreign currency forwards to protect itself against currency fluctuations on foreign financial instruments. These forwards are reported at fair value in the statements of admitted assets, liabilities, and capital and surplus and changes in fair value are reported as a component of change in unassigned surplus.

        The following relates to interest rate swaps, interest rate floors and interest rate caps:

                                                           2018                    2017
                                                   ----------------------  ----------------------
Interest rate swaps:
Fixed rates                                           2.14% to 2.62%          2.14% to 3.13%
Variable rates                                        2.47% to 2.74%          1.36% to 1.52%
Interest rate floors, strike rates                         3.00%                   3.00%
Interest rate caps, strike rates                            n/a                    7.50%

        Collateral on derivatives

        As a result of market value changes, certain financial institutions involved in the interest rate swap agreements and financial options deposit cash with the Company to collateralize these obligations. The cash collateral and the amount that the Company was permitted to repledge were $48,978 and $361,170 at December
        31, 2018 and 2017, respectively. The obligation to repay the collateral is reflected in repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus.

        The Company generally limits its selection of counterparties that are obligated under its non-exchange traded derivative contracts to those with investment grade ratings. As of December 31, 2018, no counterparty had more than 39% exposure to the fair value of the Company's derivative contracts. Entering into such agreements from financial institutions with long-standing performance records minimizes the credit risk. The amounts of such exposure are essentially the net replacement cost or fair value for such agreements with each counterparty, as well as any interest due the Company from the last interest payment period less any collateral posted by the financial institution.

5.      OFFSETTING OF ASSETS AND LIABILITIES

        Certain of the Company's derivative instruments are subject to enforceable master netting arrangements that provide for the net settlement of all derivative contracts between the Company and counterparty in the event of default or upon the occurrence of certain termination events. Collateral support agreements are also in place requiring the Company or the counterparty to pledge collateral in the event minimum thresholds have been reached, typically related to the fair value of the outstanding derivatives.
        Additionally, certain of the Company's repurchase and reverse repurchase agreements provide for net settlement on termination of the agreement.

        The Company reports derivative instruments, repurchase agreements, and reverse repurchase agreements on a gross basis within the statements of admitted assets, liabilities, and capital and surplus.

        The tables below present the Company's gross and net derivative instruments and gross and net repurchase agreements by asset and liabilities:

                                                                    December 31, 2018
                                                    -----------------------------------------------------
                                                           Gross           Collateral-          Net
                                                          Amounts           Financial         Amount
                                                     Presented in the      Instruments
                                                       Balance Sheet       and/or Cash
                                                    -----------------------------------------------------
Offsetting of financial assets:
Derivatives                                                 $ 297,198           $ 48,648       $ 248,550
                                                    ------------------  -----------------  --------------
Total financial assets                                      $ 297,198           $ 48,648       $ 248,550
                                                    ==================  =================  ==============

Offsetting of financial liabilities:
Derivatives                                                  $ 75,646                $ -        $ 75,646
Repurchase agreements                                       3,935,038          3,935,038               -
                                                    ------------------  -----------------  --------------
Total financial liabilities                               $ 4,010,684        $ 3,935,038        $ 75,646
                                                    ==================  =================  ==============

                                                                    December 31, 2017
                                                    -----------------------------------------------------
                                                           Gross           Collateral-          Net
                                                          Amounts           Financial         Amount
                                                     Presented in the      Instruments
                                                       Balance Sheet       and/or Cash
                                                    -----------------------------------------------------
Offsetting of financial assets:
Derivatives                                                 $ 368,266          $ 361,170         $ 7,096
                                                    ------------------  -----------------  --------------
Total financial assets                                      $ 368,266          $ 361,170         $ 7,096
                                                    ==================  =================  ==============

Offsetting of financial liabilities:
Derivatives                                                  $ 37,928                $ -        $ 37,928
Repurchase agreements                                       3,830,038          3,830,038               -
                                                    ------------------  -----------------  --------------
Total financial liabilities                               $ 3,867,966        $ 3,830,038        $ 37,928
                                                    ==================  =================  ==============

6.      REAL ESTATE AND EQUIPMENT

        The Company purchases and capitalizes various classes of assets in the regular course of its insurance operations. These assets are amortized using the straight-line and accelerated declining balance methodologies over a specified period of years that varies with the class of asset that ranges from 3 years to 40 years. The depreciation expense recorded in 2018, 2017 and 2016 was $28,789, $28,736 and $27,941,
        respectively. Following is a summary of the capitalized assets (including the Company's office buildings and real estate acquired in satisfaction of mortgage loans) and the related accumulated depreciation for the major classes of assets:

                                                           Range of
                                                         Useful Lives         2018             2017
                                                       -----------------  --------------  ---------------

   Land                                                       -                 $ 3,029          $ 3,029
   Land improvements                                       15 years                 835              835
   Buildings and improvements                              39 years              35,413           40,829
   Leasehold improvements                              Remaining Life of Lease    3,424            3,420
   Furniture and fixtures                                  7 years                8,629            8,502
   Computer equipment and software                         3 years              194,475          160,970
   Other                                                   5 years                   38               38
                                                                          --------------  ---------------
                                                                                245,843          217,623
   Accumulated depreciation                                                    (158,701)        (129,933)
   Nonadmitted                                                                  (48,056)         (44,038)
                                                                          --------------  ---------------
   Net admitted value                                                          $ 39,086         $ 43,652
                                                                          ==============  ===============

        The net admitted value of these assets is reflected in the following lines in the Company's statements of admitted assets, liabilities and capital and surplus:

                                                 2018            2017
                                           ---------------  --------------
              Real estate                        $ 33,874        $ 39,852
              Other admitted assets                 5,212           3,800

        At December 31, 2018 and 2017, real estate consists of $18,874 and $19,024, respectively, for the Company's offices and $15,000 and $20,828, respectively, of real estate acquired in satisfaction of mortgage loans.

        During 2018, the Company took an impairment loss on an office building the company acquired in a prior year in satisfaction of a mortgage loan. The company obtained an independent appraisal of the building and took an impairment of $7,004 based on the low end of the appraisal provided.

7.      FHLB ADVANCES

        The Company is a member of FHLB of Des Moines. In accordance with the FHLB membership agreement, the
        Company can be required to purchase FHLB common stock in order to borrow funds. These borrowings are reported as FHLB advances in the statements of admitted assets, liabilities and capital and surplus. The
        Company purchased $8,125 and $20,480 of additional common stock in 2018 and 2017, respectively. The Company sold $6,360 of common stock in 2018. In addition, the Company has posted mortgage loans and agency MBS/CMO fixed income securities with fair values in excess of the amount of the borrowings as collateral.

        The amount of FHLB stock held is as follows:

                                                                2018             2017
                                                           ---------------  ----------------
               Membership stock - class A                        $ 10,000          $ 10,000
               Activity stock                                      90,912            89,147
                                                           ---------------  ----------------
               Total                                            $ 100,912          $ 99,147
                                                           ===============  ================

        The Class A Membership Stock is not eligible for redemption.

        At December 31, 2018 and 2017, the Company had outstanding advances of $2,272,795 and $2,228,670, respectively. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB of Des Moines for use in general operations would be accounted for consistent with
        SSAP No. 15 as borrowed money. The purpose of the advances is to complement the Company's repurchase agreement program. The advances are reported as a component of repurchase agreements, FHLB advances and collateral on derivatives in the statements of admitted assets, liabilities and capital and surplus. The borrowings outstanding at December 31, 2018 have maturity dates in February, May, June, November and
        December of 2019; January, February, May, June, October and December of 2020; January, March, June,
        November and December of 2021; and September of 2022. The interest rates on the outstanding borrowings range from 1.07% to 3.16%. Interest expense incurred during 2018, 2017 and 2016 was $40,075, $28,082 and
        $13,793, respectively, and is reported as a component of net investment income in the statement of operations. The Company has determined the actual maximum borrowing capacity as $17,510,966. The Company calculated this amount in accordance with limitations in the FHLB capital plan (e.g., current FHLB capital stock, limitations in the FHLB capital plan, current and potential acquisitions of FHLB capital stock, etc.).

        The amount of collateral pledged to the FHLB is as follows:

                 Amount pledged as of           Fair Value          Carrying Value          Total Advances
                    reporting date
             --------------------------------------------------  ---------------------  ----------------------
                      2018(a)                        3,998,485              3,997,495               2,272,795
                        2017                         3,802,747              3,797,396               2,228,670

        (a)     Also represents the maximum amount pledged during 2018.

8.      REPURCHASE AGREEMENTS

        The following tables summarizes the repurchase agreements accounted for as a secured borrowing for the
        Company:

        Original (flow) & residual maturity

                                                               First Quarter 2018                                                Second Quarter 2018
                                         -----------------------------------------------------------------  -----------------------------------------------------------------
                                                 Minimum          Maximum        Average           Ending           Minimum        Maximum        Average           Ending
                                                                                 Daily             Balance                                        Daily             Balance
                                                                                 Balance                                                          Balance
                                         ------------------------------------------------------------------------------------------------------------------------------------
            Open - No Maturity                   $ 21,185       $ 25,196          $ 21,908       $ 21,185         $ 16,286       $ 21,185        $ 19,552           $ 16,286
            Overnight                                   -        168,215            12,220              -                -         13,492           4,497                  -
            2 Days to 1 Week                            -        167,877            34,526         25,918           13,140         25,927          21,465             13,140
            > 1 Week to 1 Month                         -        170,012           108,817        140,972                -        161,947          64,309             30,979
            > 1 Month to 3 Months                       -        147,579            41,716         20,326                -              -               -                  -
            > 3 Months to 1 Year                  242,340        340,000           251,253        340,000          318,428        422,398         360,275            422,398
            > 1 Year                            3,371,146      3,497,200         3,434,306      3,407,200        3,407,200      3,570,772       3,481,591          3,466,802

                                                               Third Quarter 2018                                                Fourth Quarter 2018
                                         -----------------------------------------------------------------  -----------------------------------------------------------------
                                                 Minimum          Maximum        Average           Ending           Minimum        Maximum        Average           Ending
                                                                                 Daily             Balance                                        Daily             Balance
                                                                                 Balance                                                          Balance
                                         ------------------------------------------------------------------------------------------------------------------------------------
            Open - No Maturity                   $ 21,596       $ 25,878          $ 24,450       $ 21,596         $ 16,041       $ 21,596        $ 19,744           $ 16,041
            Overnight                                   -          2,898             1,932              -                -              -               -                  -
            2 Days to 1 Week                       13,317         13,418            13,379         13,418            5,190         38,720          26,954              5,190
            > 1 Week to 1 Month                    18,144         25,420            20,636         25,420           12,090         24,578          20,362             24,578
            > 1 Month to 3 Months                       -              -                 -              -                -         90,000          30,000             90,000
            > 3 Months to 1 Year                  115,000        422,398           319,932        115,000           25,000        115,000          85,000             25,000
            > 1 Year                            3,466,802      3,774,230         3,570,234      3,774,230        3,774,230      3,774,230       3,774,230          3,774,230

        Securities sold under repo- secured borrowing

                                                    First Quarter 2018         Second Quarter 2018       Third Quarter 2018       Fourth Quarter 2018
                                                   ----------------------  --------------------------  -----------------------  -----------------------
                                                      Ending Balance           Ending Balance              Ending Balance           Ending Balance
                                                   ----------------------  --------------------------  -----------------------  -----------------------
Book adjusted carrying value ("BACV")                $ 3,918,342              $ 4,060,759                $ 4,062,443                 $ 4,048,075
Fair Value                                             3,955,474                4,025,465                  3,956,383                   4,080,627

        Securities sold under repo- secured borrowing by NAIC designation

                                                                             December 31, 2018
                           ----------------------------------------------------------------------------------------------------------------------
                               NAIC 1           NAIC 2               NAIC 3            NAIC 4         NAIC 5         NAIC 6           NON-
                                                                                                                                    ADMITTED
                           ----------------------------------------------------------------------------------------------------------------------
Bonds Ã± BACV                     $ -         $ 2,977,658          $ 1,055,012            $ -            $ -            $ -              $ -
Bonds Ã± FV                         -           3,006,494            1,058,206              -              -              -                -
LB & SS Ã± BACV                     -              15,405                    -              -              -              -                -
LB & SS Ã± FV                       -              15,928                    -              -              -              -                -
                           ----------------------------------------------------------------------------------------------------------------------
Total Assets Ã± BACV              $ -         $ 2,993,063          $ 1,055,012            $ -            $ -            $ -              $ -
Total Assets Ã± FV                $ -         $ 3,022,422          $ 1,058,206            $ -            $ -            $ -              $ -

        Collateral received- secured borrowing

                                              First Quarter 2018                                                    Second Quarter 2018
                      ---------------------------------------------------------------------  -------------------------------------------------------------------
                          Minimum          Maximum           Average            Ending           Minimum          Maximum         Average       Ending Balance
                                                              Daily             Balance                                            Daily
                                                             Balance                                                              Balance
                      ------------------------------------------------------------------------------------------------------------------------------------------
Cash                       $ 3,634,670     $ 4,516,078         $ 3,904,747     $ 3,955,601        $ 3,949,204     $ 3,956,259      $ 3,951,689      $ 3,949,605

                                             Third Quarter 2018                                                    Fourth Quarter 2018
                      ---------------------------------------------------------------------  -------------------------------------------------------------------
                          Minimum          Maximum           Average            Ending           Minimum          Maximum         Average       Ending Balance
                                                              Daily             Balance                                            Daily
                                                             Balance                                                              Balance
                      ------------------------------------------------------------------------------------------------------------------------------------------
Cash                       $ 3,949,519     $ 3,952,504         $ 3,950,562     $ 3,949,663        $ 3,935,038     $ 3,973,964      $ 3,956,289      $ 3,935,038

        Cash and non-cash collateral received- secured borrowing by NAIC designation

                                                                              As of December 31, 2018
                                     -------------------------------------------------------------------------------------------------------
                                              NONE         NAIC 1     NAIC 2     NAIC 3     NAIC 4     NAIC 5     NAIC 6         DOES NOT
                                                                                                                                QUALIFY AS
                                                                                                                                 ADMITTED
                                     -------------------------------------------------------------------------------------------------------
Cash                                      $ 3,935,038        $ -        $ -        $ -        $ -        $ -        $ -                 $ -
                                     -------------------------------------------------------------------------------------------------------
Total collateral assets- FV               $ 3,935,038        $ -        $ -        $ -        $ -        $ -        $ -                 $ -
                                     =======================================================================================================

        Allocation of aggregate collateral by remaining contractual maturity

                                                As of December 31, 2018
                                           -----------------------------------
                                                       Fair Value
                                           -----------------------------------
         Overnight and continuous                       $ 16,041
         30 days or less                                  29,768
         31 to 90 days                                    90,000
         > 90 days                                     3,799,230

        Allocation of aggregate collateral reinvested by remaining contractual maturity

                                           As of December 31, 2018
                                     -------------------------------------
                                      Amortized Cost      Fair Value
                                     -------------------------------------
                1 to 2 Years               $ 802             $ 812
                2 to 3 Years                 472               474
                > 3 Years              3,942,961         3,933,861

        Liability to return collateral- secured borrowing

                                      First Quarter 2018                                                  Second Quarter 2018
         ---------------------------------------------------------------------------------------------------------------------------------------
             Minimum          Maximum         Average            Ending           Minimum         Maximum          Average          Ending
                                               Daily            Balance                                             Daily           Balance
                                              Balance                                                              Balance
         ---------------------------------------------------------------------------------------------------------------------------------------
Cash       $ 3,634,670     $ 4,516,078      $ 3,904,747      $ 3,955,601       $ 3,949,204      $ 3,956,259      $ 3,951,689     $ 3,949,605

                                      Third Quarter 2018                                                  Fourth Quarter 2018
         ---------------------------------------------------------------------------------------------------------------------------------------
             Minimum          Maximum         Average            Ending           Minimum         Maximum          Average          Ending
                                               Daily            Balance                                             Daily           Balance
                                              Balance                                                              Balance
         ---------------------------------------------------------------------------------------------------------------------------------------
Cash       $ 3,949,519     $ 3,952,504      $ 3,950,562      $ 3,949,663       $ 3,935,038      $ 3,973,964      $ 3,956,289     $ 3,935,038

        In addition to the securities summarized in the maturity distribution above, the Company holds short-term investments representing the balance of the repurchase agreement liabilities. The Master Repurchase
        Agreements with the various counterparties do not require the Company to invest the proceeds in securities with maturities matching the maturities of the repurchase agreement liabilities. As previously stated, a majority of the Company's repurchase agreements are for terms of greater than one year. The Company has sufficient cash flows from operations and investment maturities, pay downs and calls to meet the repurchase obligations under the outstanding agreements. In addition, the Company has the ability to sell securities to meet future repayment obligations under the agreements.

9.      REINSURANCE

        The Company is primarily involved in the cession and, to a lesser degree, assumption of life and annuity reinsurance with other companies. Reinsurance premiums and claims ceded and assumed for the years ended
        December 31 are as follows:

                                              2018                               2017                               2016
                               ---------------------------------  ---------------------------------  ---------------------------------
                                    Ceded           Assumed            Ceded           Assumed            Ceded           Assumed
                               ----------------  ---------------  ----------------  ---------------  ----------------  ---------------

Premiums written                     $ 600,377         $104,815         $ 677,816         $ 85,165       $ 2,085,049         $390,821
Claims incurred                        367,303           15,810           341,543           13,459           292,991            5,345
Reserve changes                       (189,364)         109,412           135,499           86,892            43,125          371,353

        Premiums and benefits incurred are stated net of the amounts of premiums and claims assumed and ceded.
        Policy benefit reserves and policy claims and benefits payable are reported net of the related reinsurance receivables. These receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

        The Company is a party to a reinsurance agreement with North American. In this indemnity agreement, the
        Company assumes 80% of all policies issued by North American on or after January 1, 2014 of specific annuity plans. The Company recognized $104,501, $263,111 and $1,688,511 at December 31, 2018, 2017 and
        2016, respectively, of premium under this agreement in the statement of operations. The Company retrocedes
        100% of this business to a third party reinsurer through a modified coinsurance agreement.

        The Company is a party to a modified coinsurance agreement with a third-party reinsurer. This indemnity agreement covers 80% of all policies issued by the Company on or after January 1, 2014 of specific annuity plans along with 100% of the business the Company assumes from North American in the coinsurance agreement discussed in the previous paragraph. In this agreement, the Company retains, on behalf of the reinsurer, assets equal to the statutory liabilities associated with the reinsured policies. The Company recognized
        $2,958,786 and $2,668,339 at December 31, 2018 and 2017, respectively, of modified coinsurance reserves under this agreement in the statements of liabilities, surplus and other funds.

        The Company is party to a reinsurance agreement providing for the coinsurance of 30% for certain policies that were acquired from an acquisition in 2002. The reinsurer assumes 30% of the net premiums and benefits related to this block of business and reimburses the Company for various expenses related to this business through the expense allowances provided for in the agreement. Reserve credits of $295,562 and $306,572 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, respectively.

        The Company is a party to two funds withheld coinsurance agreements with a third-party reinsurer. These are indemnity agreements that cover 50% of substantially all policies of specific annuity plans issued from
        January 1, 2002 through March 31, 2005, 60% of substantially all policies of specific annuity plans issued from April 1, 2005 through February 29, 2008 and 50% of substantially all policies of specific annuity plans issued from March 1, 2008 through November 30, 2013 of specific annuity plans. In these agreements, the Company agrees to withhold, on behalf of the assuming company, assets equal to the statutory reserve associated with these policies. The funds withheld of $3,681,324 and $3,934,382 are reflected as a component of funds held under coinsurance in the December 31, 2018 and 2017 statements of admitted assets, liabilities and capital and surplus, respectively.

        The Company is also a party to a coinsurance agreement with Guggenheim Life and Annuity Company ("GLAC"), an affiliate. This is an indemnity agreement that covers 100% of all policies issued from January 1, 2008 through September 30, 2009 of specific annuity plans. Reserve credits of $169,125 and $233,021, associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, respectively. In addition, reserve credits of $1,569 and $2,186 associated with this agreement are reported as a component of policy and contract claims in the statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, respectively.

        The Company is party to a coinsurance and yearly renewable term agreement with a third-party reinsurer that was effective on January 1, 2016. The Company ceded policies issued during 2016 for specific annuity plans.
        Premiums ceded under this agreement of $14,721, $14,065 and $53,138 are reported as a component of life insurance and annuity premiums and other considerations in the statements of operations for the year ended
        December 31, 2018, 2017 and 2016, respectively. Reserve credits of $88,874 and $75,798 associated with this agreement are reported as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and 2017, respectively.

        The Company has a coinsurance agreement with MNL Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of permanent life insurance products to MNL Re. The Company recognized reserve credits of $959,690 and $873,398 under this agreement on December 31, 2018 and 2017, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The
        Company recognized $453,800 and $374,316 at December 31, 2018 and 2017, respectively, of funds held under coinsurance under this agreement in the statements of admitted assets, liabilities and capital and surplus.
        The reserve credit was supported by a contingent note guarantee ("LLC Note") with a balance of $505,890 and
        $499,083 for 2018 and 2017, respectively. The LLC Note held by MNL Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of MNL Re.

        On December 31, 2011, the Company entered into a coinsurance agreement with Solberg Re, an affiliated limited purpose subsidiary life insurance company. The agreement has subsequently been amended to extend the term and increase the life insurance policies covered under the agreement. The Company ceded a defined block of term life insurance to Solberg Re. The Company received experience refunds related to this agreement of $27,409, $37,095 and $50,719 during the years ended December 31, 2018, 2017 and 2016, respectively. The Company recognized reserve credits of $518,863 and $491,999 under this agreement on
        December 31, 2018 and 2017, respectively, which are reflected as a component of liabilities for future policy benefits in the statements of admitted assets, liabilities and capital and surplus. The Company recognized $161,462 and $138,365 at December 31, 2018 and 2017, respectively, of funds held under coinsurance under this agreement which is reported as funds held under coinsurance in the statements of admitted assets, liabilities and capital and surplus. The reserve credit was supported by an LLC Note with a balance of $357,400 and $353,634 for 2018 and 2017, respectively. The LLC Note held by Solberg Re, which functions in a manner similar to a standby letter of credit and which Midland National is a beneficiary, is an admitted asset under Iowa prescribed practice and the surplus generated by this prescribed practice has been retained in the carrying value of Solberg Re.

        The estimated amount of the aggregate reduction in surplus (for agreements other than those under which the reinsurer may unilaterally cancel for reasons other than the nonpayment of premium or other similar credits) for nonperformance or termination of all reinsurance agreements, by either party, is $327,296 and
        $450,220 as of December 31, 2018 and 2017, respectively.

10.     FUTURE POLICY BENEFITS AND POLICY PREMIUMS DUE, DEFERRED OR UNCOLLECTED

        Reserves for life contracts and deposit-type contracts

        The Company waives deduction of deferred fractional premiums upon death of the insured for policies effective before January 1, 1948, for which the Company does not return any portion of the premium paid beyond the date of death. For policies without flexible premiums effective after December 31, 1947, the
        Company returns any portion of the final premium beyond the policy month of death. Reserves include the excess of the surrender value over the reserve as otherwise computed. Additional premiums plus the regular gross premium for the true age are charged for substandard lives. Mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (50%) of the extra premium charge for the year for fixed premium plans and one-half of the extra risk charge for the month for flexible premium plans.

        At December 31, 2018 and 2017, the Company had $19,617,294 and $18,261,465, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of Iowa. At December 31, 2018 and 2017, reserves to cover the above insurance totaled
        $251,107 and $236,892, respectively, before reinsurance ceded. The Company anticipates investment income as a factor in the calculations of its premium deficiency reserves.

        Analysis of annuity actuarial reserves and deposit liabilities by withdrawal characteristics

        A portion of the Company's liabilities for future policy benefits relate to liabilities established on a variety of products that are not subject to significant mortality and morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics and the related percentage of the total, are summarized as follows at December 31:

                                                                            2018                              2017
                                                           --------------------------------  --------------------------------
                                                                Amount           Percent          Amount           Percent
                                                           ------------------  ------------  ------------------  ------------
Subject to discretionary withdrawal
With market value adjustment                                    $ 21,859,856           66%        $ 21,460,753           67%
At book value less current surrender
charge of 5% or more                                                 398,019            1%             529,995            2%
At fair value - separate account non-guaranteed                    1,383,399            4%           1,354,061            4%
                                                           ------------------  ------------  ------------------  ------------
Total with adjustment or at market value                          23,641,274           71%          23,344,809           73%
At book value without adjustment
(minimal or no charge or adjustment)                               9,162,198           27%           8,302,287           25%
Not subject to discretionary withdrawal                              569,960            2%             569,119            2%
                                                           ------------------  ------------  ------------------  ------------
Total annuity reserves and deposit fund
liabilities before reinsurance                                    33,373,432          100%          32,216,215          100%
                                                                               ============                      ============
Less:  Reinsurance ceded                                           3,980,911                         4,235,855
                                                           ------------------                ------------------
Net annuity reserves and deposit fund
liabilities                                                     $ 29,392,521                      $ 27,980,360
                                                           ==================                ==================

        Policy premium due, deferred and uncollected

        Gross premiums are amounts charged to the policyholder and recognized as income when due from policyholders under the terms of the insurance contract. Net premiums are the amount calculated on the basis of the interest and mortality table used to calculate the policy reserves. The difference between gross premium and net premium is referred to as loading and generally includes allowances for acquisition costs and other expenses, but also includes the differences in mortality and interest assumptions utilized for statutory reserving purposes.

        Due,  deferred  and  uncollected  life  insurance  premiums  (net of  reinsurance  ceded) are  summarized  as follows at
        December 31:

                                             2018                             2017
                                ------------------------------  -------------------------------
                                                   Net of                           Net of
                                    Gross          Loading          Gross           Loading
                                --------------  --------------  ---------------  --------------

Ordinary - new business               $ 6,267         $ 6,084          $ 5,625         $ 5,903
Ordinary - renewal                     74,552         149,782           74,886         145,363
                                --------------  --------------  ---------------  --------------
                                     $ 80,819        $155,866         $ 80,511        $151,266
                                ==============  ==============  ===============  ==============

11.       SEPARATE ACCOUNTS

        The Company has separate accounts for its variable life and annuity business and a portion of its bank owned life insurance business. Information regarding the separate accounts of the Company is as follows:

                                                                                        2018                2017
                                                                                  ------------------  -----------------
Reserves at December 31 for accounts with assets at:
Market value                                                                       $     1,870,081     $    1,925,879
Amortized cost                                                                           2,635,166           2,573,861
                                                                                  ------------------  -----------------
Total reserves                                                                     $     4,505,247     $    4,499,740
                                                                                  ==================  =================
By withdrawal characteristics:
With MV adjustment                                                                 $     1,870,081     $    1,925,879
At book value without MV adjustment and with current
surrender charges less than 5%                                                           2,635,166           2,573,861
Not subject to discretionary withdrawal                                                               -                  -
                                                                                  ------------------  -----------------
Reserves for asset default risk in lieu of AVR                                     $     4,505,247     $    4,499,740
                                                                                  ==================  =================

        Following is a summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company's NAIC separate account annual statements with the amounts reported as net transfers to separate accounts in the accompanying statements of operations for the years ended
        December 31:

                                                                           2018                2017               2016
                                                                     ------------------  -----------------  ------------------
Reconciliations of net transfers to (from) separate accounts
Transfers of premiums to separate accounts                                   $ 373,063          $ 403,267           $ 317,491
Transfers from separate accounts                                               (63,013)           (61,946)            (78,660)
                                                                     ------------------  -----------------  ------------------
Net transfers to separate accounts                                             310,050            341,321             238,831
Administration fees and other                                                 (214,898)          (182,531)           (173,781)
                                                                     ------------------  -----------------  ------------------
Net transfers to the separate accounts as reported in
the statements of operations                                                  $ 95,152          $ 158,790            $ 65,050
                                                                     ==================  =================  ==================

        The Company has variable  annuities  with  guaranteed  benefits  including  guaranteed  death  benefits  and  guaranteed living  benefits.  The total  maximum  guarantee  provided to the separate  account  associated  with  guaranteed  death benefits  as of  $85,497,  $47,313,  $51,719,  $ 72,054 and  $43,566 as of  December  31,  2018,  2017,  2016,  2015 and
        2014,  respecitively.  The risk charges  remitted to the general  account  associated  with these  guarantees  was $590,
        $638, $682, $813 and $971 for 2018, 2017, 2016, 2015 and 2014, respectively.

12.     CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

        The Company has 2,549,439 common stock shares authorized, issued and outstanding. The Company has no preferred stock outstanding. Without prior approval of its domiciliary commissioner, dividends to shareholders is limited by the laws of the Company's state of incorporation, Iowa, to $484,582 in 2019, an amount that is based on restrictions relating to the 2018 net gain from operations and statutory surplus.
        Within these limitations, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to its stockholder. The unassigned surplus of $2,112,732 is unrestricted and held for the benefit of the Company's stockholder.

        During 2018, the Company paid ordinary cash dividends in the amounts of $85,105 on April 2; $46,000 on July
        5; $58,216 on September 30 and $43,116 on December 31, to its stockholder, SFG.

        On October 25, 2013, the Company issued a surplus note to its parent, SFG, for $142,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.5% payable in semi-annual installments. The maturity date of the note is October 31, 2043. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $10,650 in 2018, 2017 and
        2016, respectively.

        On December 30, 2014, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 7.0% payable in semi-annual installments. The maturity date of the note is December 30, 2044. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $14,000 in 2018, 2017 and 2016, respectively.

        On June 30, 2017, the Company issued a surplus note to its parent, SFG, for $295,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears annual interest at 6.0% payable in semi-annual installments. The maturity date of the note is June 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $17,700, $6,547 in 2018 and 2017, respectively.

        On December 30, 2017, the Company issued a surplus note to its parent, SFG, for $200,000. This note is reported as a component of capital and surplus in the statement of admitted assets, liabilities and capital and surplus. The surplus note bears an annual interest rate at 6.0% payable in semi-annual installments.
        The maturity date of the note is December 30, 2047. Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division. The Company incurred interest expense of $12,000 in
        2018 and $0 in 2017.

13.       INCOME TAXES

        The components of the net deferred tax asset recognized by the Company at December 31 are as follows:

                                                           2018                                                    2017                                                    Change
                                 --------------------------------------------------------  -------------------------------------------------------  ------------------------------------------------------
                                     Ordinary            Capital             Total             Ordinary           Capital             Total             Ordinary           Capital             Total
                                 ------------------  ----------------  ------------------  -----------------  -----------------  -----------------  ------------------ -----------------  ----------------

Gross deferred
tax asset                                $ 437,824          $ 11,674           $ 449,498          $ 439,838           $ 53,583          $ 493,421            $ (2,014)        $ (41,909)        $ (43,923)
Statutory valuation
allowance                                        -                 -                   -                  -                  -                  -                   -                 -                 -
                                 ------------------  ----------------  ------------------  -----------------  -----------------  -----------------  ------------------ -----------------  ----------------
Adjusted gross deferred
tax assets                                 437,824            11,674             449,498            439,838             53,583            493,421              (2,014)          (41,909)          (43,923)
Deferred tax assets
nonadmitted                                 82,566                 -              82,566                  -                  -                  -              82,566                 -            82,566
                                 ------------------  ----------------  ------------------  -----------------  -----------------  -----------------  ------------------ -----------------  ----------------
Subtotal net admitted
deferred tax asset                         355,258            11,674             366,932            439,838             53,583            493,421             (84,580)          (41,909)         (126,489)
                                 ------------------  ----------------  ------------------  -----------------  -----------------  -----------------  ------------------ -----------------  ----------------
Deferred tax liabilities                   160,706                 -             160,706            218,869                393            219,262             (58,163)             (393)          (58,556)
                                 ------------------  ----------------  ------------------  -----------------  -----------------  -----------------  ------------------ -----------------  ----------------
Net admitted deferred
                                 ------------------  ----------------  ------------------  -----------------  -----------------  -----------------  ------------------ -----------------  ----------------
tax asset (liability)                    $ 194,552          $ 11,674           $ 206,226          $ 220,969           $ 53,190          $ 274,159           $ (26,417)        $ (41,516)        $ (67,933)
                                 ==================  ================  ==================  =================  =================  =================  ================== =================  ================

                                                               2018                                                     2017                                                Change
                                       -------------------------------------------------------  -------------------------------------------------------  -----------------------------------------------
                                           Ordinary           Capital             Total             Ordinary           Capital             Total            Ordinary        Capital          Total
                                       -----------------  ----------------  ------------------  -----------------  ----------------  ------------------  ---------------  -------------  ---------------
Admission Calculation
Components SSAP No. 101:
(a) Federal income taxes paid
in prior years recoverable
through loss carrybacks                             $ -               $ -                 $ -                $ -          $ 53,583            $ 53,583              $ -       $(53,583)       $ (53,583)
                                       -----------------  ----------------  ------------------  -----------------  ----------------  ------------------  ---------------  -------------  ---------------
(b) Adjusted gross deferred
tax assets expected to be
realized after application
of the threshold limitation                     194,551            11,675             206,226            231,960                 -             231,960          (37,409)        11,675          (25,734)
                                       -----------------  ----------------  ------------------  -----------------  ----------------  ------------------  ---------------  -------------  ---------------
Adjusted gross deferred
tax assets expected to
be realized following
the balance sheet date                          194,551            11,675             206,226            231,960                 -             231,960          (37,409)        11,675          (25,734)
Adjusted gross deferred
tax assets allowed per
limitation threshold                                XXX               XXX             503,964                XXX               XXX             470,414              XXX            XXX           33,550
(c) Adjusted gross deferred tax
assets offset by gross
deferred tax liabilities                        160,706                 -             160,706            207,878                 -             207,878          (47,172)             -          (47,172)
                                       -----------------  ----------------  ------------------  -----------------  ----------------  ------------------  ---------------  -------------  ---------------
Deferred tax assets admitted
as the result of application
of SSAP No. 101 (a)+(b)+(c)                   $ 355,257          $ 11,675           $ 366,932          $ 439,838          $ 53,583           $ 493,421        $ (84,581)      $(41,908)       $(126,489)
                                       =================  ================  ==================  =================  ================  ==================  ===============  =============  ===============

                                                                       2018              2017
                                                                  ---------------- -----------------
Ratio percentage used to determine recovery
period and threshold limitation amount                                       932%              921%
Amount of adjusted capital and surplus used to
determine recovery period and threshold limitation                    $ 3,359,759       $ 3,136,096

        The impact of tax planning strategies at December 31 is as follows:

                                                                                      2018                               2017                             Change
                                                                      ---------------------------------  ---------------------------------  ------------------------------
                                                                            (1)               (2)              (3)               (4)             (5)             (6)
                                                                                                                                              (Col 1-3)       (Col 2-4)
                                                                          Ordinary          Capital          Ordinary          Capital         Ordinary        Capital
                                                                      -----------------  --------------  -----------------  --------------  ---------------  -------------
Impact of tax-planning strategies
(a)   Determination of adjusted gross deferred tax assets
      and net admitted deferred tax assets, by tax character
      as a percentage
      1.  Adjusted gross DTAs amount from note 9A1(c)                        $ 437,824        $ 11,674          $ 439,838        $ 53,583         $ (2,014)      $(41,909)
      2.  Percentage of adjusted gross DTAs by tax
      character attributable to the impact of
       tax planning strategies                                                    2.6%            2.6%               0.0%            0.0%             2.6%           2.6%
      3.  Net admitted adjusted gross DTAs
       amount from note 9A1(e)                                               $ 355,258        $ 11,674          $ 439,838        $ 53,583        $ (84,580)      $(41,909)
      4.  Percentage of net admitted adjusted gross DTAs
      by tax character admitted because of the
      impact of tax planning strategies                                           5.7%            5.7%               0.0%            0.0%             5.7%           5.7%

        The Company's tax-planning strategies do not include the use of reinsurance.

        There are no deferred tax liabilities that have not been recognized.

        Current income taxes incurred consist of the following major components at December 31:

                                                                          2018            2017            2016
-------------------------------------------------------------------  --------------  --------------  --------------
Current Incone Tax:
Federal Income Tax on operations                                        $  39,739       $  217,689      $  207,594
Federal Income Tax on net capital gains                                   (56,963)         (49,339)         28,428
Other                                                                     (14,560)         (11,827)           (556)
                                                                     --------------  --------------  --------------
Federal and foreign income taxes incurred                               $  (31,784)     $  156,523      $  235,466
                                                                     ==============  ==============  ==============

        The components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                 2018               2017              Change
                                                                           ----------------  ------------------ -----------------
Deferred tax assets:
Ordinary
Policyholder reserves                                                            $ 229,830           $ 247,035         $ (17,205)
Investments                                                                          1,738               1,973              (235)
Deferred acquisition costs                                                         155,431             146,339             9,092
Fixed assets                                                                         9,894               8,955               939
Compensation and benefits accrual                                                    2,045               1,850               195
Pension accrual                                                                     26,996              24,762             2,234
Receivables - nonadmitted                                                            1,075                 165               910
Other (including items

Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

All required financial statements are included in Part B of the Registration Statement

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)

(2)   Not Applicable

(3)   (a)   Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (8)

        (b)  Registered Representative Contract (8)

(4)  (a)   Form of Flexible Premium Deferred Variable Annuity Contract (8)

        (b)   Optional LiveWell Value Endorsement (16)

(5)  Application for Flexible Premium Deferred Variable Annuity Contract (8)

(6)   (a)  Articles of Incorporation of Midland National Life Insurance Company (2)

        (b)  By-laws of Midland National Life Insurance Company (2)

(7)   Reinsurance Agreement for contracts issued under this Registration Statement. (4)

(8)   (a)      Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)

(b)       Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II.  (1)

(c)       Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)

(d)      Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.  (3)

(e)       Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)

(f)       Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc.   (7)

(g)       SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (7)

(h)          SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC.  (7)

(i)            Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (7)

(j)            Participation agreement between Midland National Life Insurance Company and BlackRock.  (9)

(k)       Participation agreement between Midland National Life Insurance Company and DWS. (9)

(l)        Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)

(m)         Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(n)          Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(o)          Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)

(p)          Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)

(q)          Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)

(r)            Participation agreement between Midland National Life Insurance Company and Prudential. (9)

(s)           Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)

(t)            Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)

(u)          Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)

(v)          Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (9)

(w)         Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

(x)          Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)

(y)          Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

(z)           Participation Agreement between Midland National Life Insurance Company and AllianceBernstein. (10)

(aa)        Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)

(bb)       Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)

(cc)        Participation Agreement between Midland National Life Insurance Company and Lazard. (10)

(dd)       Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)

(ee)        Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)

(ff)         Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)

(gg)       Amendment to the Participation Agreement between Midland National Life Insurance Company,  American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)

(hh)       Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)

(ii)      Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)

(jj)          Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)

(kk)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)

(ll)          Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(mm)   Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)

(nn)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)

(oo)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (12)

(pp)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC. (12)

(qq)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)

(rr)         Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)

(ss)         Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

(tt)          Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)

(uu)       Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)

(vv)       Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(ww)    Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(xx)       Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(yy)       Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)

(zz)        Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (14)

(aaa)     Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.  (14)

(bbb)    Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc.   (14)

(ccc)     Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC., Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc.  (14)

(ddd)    Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC.  (14)

(eee)     Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (14)

(fff)       Participation Agreement between Midland National Life Insurance Company and T. Rowe Price. (15)

(ggg)          Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (15)

(hhh)          Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, John Hancock Variable Insurance Trust and John Hancock Distributors, LLC (17)

(iii)  Participation Agreement between Midland National Life Insurance Company, Federated Insurance Series and Federated Securities Corp. (18)

(9)   (a)     Opinion and Consent of Counsel (18)

        (b)     Power of Attorney (18)

(10) (a)     Consent of Carlton Fields, P.A. (18)

      (b)     Consent of Independent Registered Public Accounting Firm (18)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations (4)

  Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
  Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
  Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

4.       Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

5.       Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)

6.       Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)

7.       Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

8.       Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011  (File No. 333-176870)

9.       Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012  (File No. 333-176870)

10.    Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012  (File No. 333-176870)

  Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)

12.    Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)

13.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)

14.    Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on July 25, 2014 (File No. 333-176870)

15.    Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on July 16, 2015 (File No. 333-176870)

16.    Incorporated herein by reference to Post-Effective Amendment No. 11 for Form N-4 on April 25, 2017 (File No. 333-176870)

17.    Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 27, 2018 (File No. 333-176870)

18.    Filed herewith

19.    To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address[1]	Position and Offices with Depositor
Esfandyar E. Dinshaw..................................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier[3].....................................	President and Chief Operating Officer – Director
Darron K. Ash.............................................	Director
Willard Bunn, III.........................................	Director
James Roderick Clark..................................	Director
Thomas Corcoran........................................	Director
William D. Heinz.........................................	Director
Heather Kreager...........................................	Director
Michael M. Masterson..................................	Director
Robert R. TeKolste......................................	President - SIAG
William L. Lowe[4]........................................	President - Sammons Institutional Group
Teri L. Ross.................................................	President - Shared Services
Anne Cooper...............................................	Senior Vice President and Chief Human Resources Officer
Rhonda Elming ...........................................	Senior Vice President – Annuity Product
Brian Hansen...............................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons..........................................	Senior Vice President
Timothy A. Reuer[2].......................................	Senior Vice President & Corporate Actuary
David Shaw.................................................	Senior Vice President & Chief Information Officer
Stacy Bagby................................................	Vice President – Sales & Compliance Administration-SIG: Chief Compliance Officer of SEC Rule 38a-1
David C. Attaway........................................	Vice President, Chief Financial Officer & Treasurer
Melissa Scheuerman[4]...................................	Vice President - Business & Sales Development
Brent A. Mardis...........................................	Vice President, Chief Risk Officer
Jeannie Iannello[2]..........................................	Vice President - Life New Business & Underwriting
Jackie Cockrum...........................................	Vice President, Annuity New Business & Suitability Operations
Kirk P. Evans[4].............................................	Vice President, Product Actuary & Risk Management
Jeremy A. Bill[2]............................................	Vice President - Life Product Development
Gerald R. Blair[3]...........................................	Vice President, Chief Distribution and Sales Officer
Gregory J. Bonzagni[4]...................................	Vice President – National Sales
Cyndi Hall...................................................	Vice President – Chief Compliance Officer
Timothy Crawford.......................................	Vice President & Associate General Counsel-Life & Annuity Operations
Nicholas Nelson...........................................	Vice President – Administration
Daniel Edsen...............................................	Vice President – Finance Reporting
Brett Agnew................................................	Vice President and Associate General Counsel - Securities & Corporate Services
Kathleen Bartling[2]........................................	Vice President – Internal Sales & Marketing
Michael P. Hagan........................................	Associate Vice President – Anti-Money Laundering & Financial Crimes Officer
Theresa B. Kuiper[2].......................................	Associate Vice President – Treasury Operations
Randy D. Shaull[2].........................................	Associate Vice President & Actuary
Jill Williams[3]...............................................	Associate Vice President – Market Conduct & Compliance Assessment
Seth Nailor..................................................	Associate Vice President – Customer Service & Claims

1Unless noted otherwise, the principal business address for each officer and director is 4350 Westown Parkway, West Des Moines, IA 50266

2One Sammons Plaza, Sioux Falls, SD 57193-9991

3525 W. Van Buren, Chicago, IL 60607

44546 Corporate Drive, Suite 100, West Des Moines, IA 50266

Item 26.  Persons Controlled By or Under Common Control With the Depositor or Registrant.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2018, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
1900 Capital, Inc.	DE	100% by Compatriot Capital, Inc.
5180 CLO LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
5180-2 CLO LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
5ocSW, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
AAFT-MSN 29573 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 29573 Lender LLC	DE	100% by Guggenheim Corporate Funding, LLC
AAFT-MSN 29573 LLC	DE	100% by AAFT-MSN 29573 Holdco LLC
AAFT-MSN 29574 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 29574 Lender LLC	DE	100% by Guggenheim Corporate Funding, LLC
AAFT-MSN 29574 LLC	DE	100% by AAFT-MSN 29574 Holdco LLC
AAFT-MSN 31163 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 31163 Lender LLC	DE	100% by Guggenheim Corporate Funding, LLC
AAFT-MSN 31163 LLC	DE	100% by AAFT-MSN 31163 Holdco LLC
AAFT-MSN 31167 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 31167 Lender LLC	DE	100% by Guggenheim Corporate Funding, LLC
AAFT-MSN 31167 LLC	DE	100% by AAFT-MSN 31167 Holdco LLC
AAFT-MSN 33227 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 33227 Lender LLC	DE	100% by Guggenheim Corporate Funding, LLC
AAFT-MSN 33227 LLC	DE	100% by AAFT-MSN 33227 Holdco LLC
AAFT-MSN 33229 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 33229 Lender LLC	DE	100% by Guggenheim Corporate Funding, LLC
AAFT-MSN 33229 LLC	DE	100% by AAFT-MSN 33229 Holdco LLC
AAFT-MSN 33321 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 33321 Lender LLC	DE	100% by Guggenheim Corporate Funding, LLC
AAFT-MSN 33321 LLC	DE	100% by AAFT-MSN 33321 Holdco LLC
AAFT-MSN 33486 Holdco LLC	DE	100% by Acsal Holdco LLC
AAFT-MSN 33486 Lender LLC	DE	100% by Guggenheim Corporate Funding, LLC
AAFT-MSN 33486 LLC	DE	100% by AAFT-MSN 33486 Holdco LLC
ABV Holdings, LLC	NC	90% by Heelstone Energy Investor I, LLC
ABV Lessee, LLC	NC	1% by Heelstone Energy II, LLC
AC Storage, LLC	DE	100% by GC Deferred Compensation I, LLC
ACEI Holdco, LLC	DE	100% by GPFT Holdco, LLC
Acsal Holdco LLC	DE	80.6% by SAILS-3, LLC
AECORN, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Albemarle Solar Center, LLC	NC	100% by ABV Holdings, LLC
Albion at Beachwood LLC	DE	30% by Albion DeVille Member LLC
Albion at Evanston, LLC	DE	100% by Albion Residential LLC
Albion at Oak Park Investors I, LLC	DE	50% by Albion at Oak Park Member, LLC
Albion at Oak Park Member, LLC	DE	100% by Albion Residential LLC
Albion at Oak Park, LLC	DE	100% by Albion at Oak Park Investors I, LLC
Albion Columbus 1, LLC	DE	100% by Albion Residential LLC
Albion Columbus Investors 1, LLC	DE	20% by Albion Columbus 1, LLC
Albion Construction LLC	DE	100% by Albion Residential LLC
Albion DeVille Member LLC	DE	100% by Albion Residential LLC
Albion Residential LLC	DE	Village Green Consolidated LLC
Albion WM 1, LLC	DE	100% by Albion Columbus Investors 1, LLC
AMC Investor Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Anchorage G Holdings, LLC	AK	100% by Guggenheim Life and Annuity Company
ASG Mortgage Investors, LLC	DE	35.3% by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100% by Consolidated Investment Services, Inc.
Aspen Solar, LLC	NC	100% by PV Project Holdings II, LLC
Asset Consulting Group, LLC	DE	100% by GWM Holdco, LLC
AT Funding Note Issuer, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Balsam Solar, LLC	NC	100% by PV Project Holdings II, LLC
BBEP Legacy Holdings, LLC	DE	100% by NZC Guggenheim Fund Limited
Beachwood Apartments LLC	DE	100% by Albion at Beachwood LLC
Bennington Stark Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Beulah Belle Grazing Association, LLC	WY	100% by Pathfinder Dumbell Ranch, LLC
BFC Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Bingham CDO L.P.	CYM	(No Ownership) Management by GIM GP Ltd.
Biscay GSTF III, LLC	DE	100% by GLAC Holdings, LLC
Blanford Capital Company #1, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #10, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #2, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #3, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #4, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #5, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #6, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #7, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #8, LLC	CYM	100% by GIFMS Capital Company, LLC
Blanford Capital Company #9, LLC	CYM	100% by GIFMS Capital Company, LLC
Bound Brook Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
BRE NC Solar 1, LLC	NC	100% by PV Project Holdings I, LLC
Briggs Construction Equipment, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs Equipment Ireland Limited	IRE	100% by Briggs Equipment UK Limited
Briggs Equipment Mexico, Inc.	DE	100% by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100% by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100% by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Broadway Solar Center, LLC	NC	100% by ABV Holdings, LLC
Cainhoy Land & Timber, LLC	DE	65.5% by GC Parent Holdings, LLC
CardCash Holdings, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Carmocela Investimentos Imobiliarios e Turisticos, Unipessoal, Lda.	PRT	100% by GNP-MR, LLC
CCE Funding LLC	DE	100% by Compatriot Capital, Inc.
CCI Historic, Inc.	DE	100% by Compatriot Capital, Inc.
CCI/HTC, Inc.	DE	100% by CCI Historic, Inc.
Cedar Solar, LLC	NC	100% by PV Project Holdings II, LLC
Cedar Springs (Cayman) Ltd.	CYM	100% by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Channel Capital Group Holdings, LLC	DE	38.3% by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100% by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Clear Spring Life Insurance Company	TX	100% by Guggenheim Life and Annuity Company
Clemina Hydro Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
Clemina Hydro Power LP	BC	99% by SRE Hydro Canada Corp
Clemina Hydro Power LP	BC	0.01% by Clemina Hydro Power GP Ltd.
Cohen Financial Services (DE), LLC	DE	100% by Pillar Financial, LLC
Collectible Antiquities Company, LLC	DE	100% by GC Deferred Compensation I, LLC
Columbia Mountains Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
Columbia Mountains Power LP	BC	99% by SRE Hydro Canada Corp 0.01% by Columbia Mountains Power GP Ltd.
Community Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
Compatriot Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Concord Minutemen Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100% by Sammons Enterprises, Inc.
Controladora Briggs de Mexico, S. de R.L. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Conway Capital, LLC	DE	50% by Guggenheim Life and Annuity Company
Copper River CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Corio Funding, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Corio RR Finance Co., LLC	DE	100% by Corio RR Funding, LLC
Corio RR Funding, LLC	DE	100% by Corio Funding, LLC
Cornwall Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Corporate Funding V, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100% by GPFT Holdco, LLC
Crestwood Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Crown Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
CSCN LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
DBI/ASG Advisors, LP	DE	14% by ASG Mortgage Investors, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4% by 1900 Capital, Inc.
DC Solutions LLC	DE	100% by Sammons CAES Holdings, LLC
Dement Farm, LLC	NC	(No Ownership) Management by Heelstone Energy, LLC
Dement Solar Farm, LLC	NC	0.01% by Heelstone Energy, LLC
DG Solar Lessee, LLC	NC	0.01% by Heelstone Energy, LLC
DLPG II Executive, LLC	DE	(No Ownership) Management by DLPG, LLC
DLPG, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
DS Energy Storage Systems LLC	DE	50% by Sammons Energy Storage Holdings LLC
DT Riverdale 0971, LLC	DE	100% by Retail Investors III, LLC
Duplin Solar II, LLC	NC	(No Ownership) Management by Heelstone Energy, LLC
Durham Solar, LLC	NC	100% by PV Project Holdings IV, LLC
E2M Fund II Holdco, LP	DE	47.8% by Compatriot Capital, Inc. 25% by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4% by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30% by Compatriot Capital, Inc.
E2M Grapevine II, LLC	TX	54% by Compatriot Capital, Inc.
E2M Grapevine II, LLC	TX	(No Ownership) Management by E2M/CCI Grapevine II Holdings, LLC
E2M Holdings, LLC	DE	30% by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100% by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	56.3% by Compatriot Capital, Inc. 30% by E2M General Partner III, LLC
E2M Villas at RPW, LLC	TX	79.3% by Compatriot Capital, Inc. 20% by E2M/CCI Villas at RPW Holdings, LLC
E2M/CCI Grapevine II Holdings, LLC	TX	77.2% by Compatriot Capital, Inc.
E2M/CCI Villas at RPW Holdings, LLC	TX	99.4% by Compatriot Capital, Inc.
E2M/SRC Investment Company, LLC	DE	37% by Compatriot Capital, Inc. 60% by E2M Fund II Holdco, LP
Efland Funding 2014-5, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2015-1, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2015-2, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2015-3, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2015-4, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2016-1, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Funding 2016-2, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Parent 2015-3, LLC	DE	100% by Elsmere Insurance Agency, LLC
Efland Parent 2016-1, LLC	DE	100% by Elsmere Insurance Agency, LLC
Elm Solar, LLC	NC	100% by PV Project Holdings II, LLC
ELSL Funding IV, LLC	DE	100% by Elsmere Insurance Agency, LLC
ELSL Funding V, LLC	DE	100% by Elsmere Insurance Agency, LLC
ELSL Funding VI, LLC	DE	100% by Elsmere Insurance Agency, LLC
ELSL Funding VII, LLC	DE	100% by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
English Hydro Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
English Hydro Power LP	BC	0.01% by English Hydro Power GP Ltd. 99% by Columbia Mountains Power LP
Enterhealth, LLC	TX	21.3% by Sammons Capital, Inc.
ESA Newton Grove 1 NC, LLC	NC	100% by PV Project Holdings III, LLC
ESA Selma NC 1, LLC	NC	100% by PV Project Holdings III, LLC
ESA Smithfield 1 NC, LLC	NC	100% by PV Project Holdings III, LLC
Eventine Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
Fashion Funding, LLC	DE	100% by GLAC Holdings, LLC
FD Orange Beach 859, LLC	DE	100% by Retail Investors III, LLC
FMF Peakview LLC	DE	80% by Guggenheim Plus Leveraged LLC
Forklift Operations de Mexico, S.A. de C.V.	MEX	99% by Controladora Briggs de Mexico, S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100% by Moore's Creek Capital Corporation
Fosthall Creek Power LP	BC	99% by SRE Hydro Canada Corp
Franklin Park (Cyprus) Limited	CYP	100% by GGIC IIP Holdings LP
GAOMF S/N 20272, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
GASG Co-Investor Fund I, LP	DE	50% by 1900 Capital, Inc.
GASG Operating Partners, LP	DE	87.8% by GASG Co-Investor Fund I, LP
GC Deferred Compensation I, LLC	DE	100% by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100% by Guggenheim Capital International, Ltd.
GC Disbursement Agent, LLC	DE	100% by Guggenheim Services, LLC
GC New York, LLC	DE	99.5% by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	21.7% by Guggenheim Partners Investment Management Holdings, LLC
GC Orpheus Investors, LLC	DE	13.7% by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100% by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100% GC Parent Holdings, LLC
GDP-Pilara Lotes, LLC	DE	100% GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50% by JLx3, LLC 50% by Guggenheim Partners, LLC
Generation Mortgage Company, LLC f/k/a Generation Mortgage Company	CA	100% by GFMH, LLC f/k/a Generation Financial Mortgage, LLC
GFMH, LLC f/k/a Generation Financial Mortgage, LLC	DE	99.6% by GPFT Holdco, LLC
GFP Green Inc.	CYM	100% by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100% by GGIC, Ltd.
GFPIC, L.P.	CYM	34.5% by GFPID, LLC
GFPID, LLC	DE	40% by GC Parent Holdings, LLC
GFS Management (Ireland) Limited	IRL	100% by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100% by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	85.7% by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	(No Ownership) Management by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100% by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100% by GGIC, Ltd.
GGIC Manager, LLC	DE	100% by GGIC, Ltd.
GGIC, Ltd.	CYM	100% by GFPIC, L.P.
GHW Holdco LLC	DE	66.7% by NZC Guggenheim Fund LLC
GI Holdco II LLC	DE	100% by Guggenheim Partners, LLC
GI Holdco II Sub LLC	DE	100% by GI Holdco II LLC
GI Holdco LLC	DE	100% by GI Holdco II LLC
GIA Europe Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIFM Holdings Trust	DE	100% by GIFS Capital Company, LLC
GIFMS Capital Company, LLC	CYM	99.5% by Relationship Funding Company, LLC
GIFS Capital Company, LLC	CYM	100% by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50% by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GIS Administrative Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
GL Marketing, LLC f/k/a Fifth Ave GSTF II, LLC	DE	100% by GLAC Holdings, LLC
GLAC GBM Investco, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100% by GPFT Holdco, LLC
GLAC Investment Holdings II, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Investment Holdings III, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Investment Holdings, LLC	DE	100% by Guggenheim Life and Annuity Company
GLM Securities, LLC f/k/a Guggenheim Liquid Markets, LLC	DE	100% by Links Holdings LLC
Global 6000 9568 Limited LDC	CYM	50% by GX 9568 Holdings I, LLC 50% by GX 9568 Holdings II, LLC
GM Lansing 824, LLC	DE	100% by Retail Investors III, LLC
GMI GPIM, LLC	DE	100% by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100% by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100% by Guggenheim Nicklaus Partners, LLC
GNP-BA S.R.L.	ARG	95% by GNP-BA, LLC
GNP-BA, LLC	FL	100% by Guggenheim Nicklaus Partners, LLC
GNP-IC, LLC	DE	100% by Guggenheim-Nicklaus Fund I, Ltd.
GNP-MR, LLC	ID	100% by Guggenheim-Nicklaus Fund I, Ltd.
GP Feeder Fund Management, LLC	DE	100% by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	(No Ownership) Management by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPC 69, LLC	DE	100% by Guggenheim Advisors, LLC
GPC 76, LLC	DE	100% by Guggenheim Advisors, LLC
GPC LIX, LLC	DE	100% by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100% by GP Holdco, LLC
GPH Funding I, LLC	DE	100% by GPH Funding II, LLC
GPH Funding II, LLC	DE	100% by Guggenheim Partners, LLC
GPI Ventures, LLC	DE	100% by Asheville Resolution Corporation
GPIM Holdings VIII, Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GPIMH Sub Holdco, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPIMH Sub, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPM: Fundrise, LLC	DE	100% by Guggenheim Capital, LLC
GPM-Center Court, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GRE property holding companies	DE	80-100% by Guggenheim Plus Leveraged LLC
GRE U.S. Property Fund GP LLC	DE	100% by Guggenheim Real Estate LLC
GRE U.S. Property Fund L.P.	DE	Guggenheim Plus II L.P.
GRE U.S. Property Fund L.P.	DE	16.5% by Guggenheim Real Estate PLUS Trust
GRE U.S. Property Fund L.P.	DE	(No Ownership) Management by GRES GP LLC
Great Bridge Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Green Lake Holdings, LLC	DE	100% by Guggenheim Life and Annuity Company
GREI GP LLC	DE	100% by Guggenheim Real Estate LLC
GRES GP LLC	DE	100% by Guggenheim Trust Company LLC
GRREP Holdings, LLC	DE	99.5% by GC Parent Holdings, LLC
GS Gamma Advisors, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GS Gamma Investments, LLC	DE	(No Ownership) Management by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GSA, LLC	DE	100% by Guggenheim Funds Services, LLC
GSFI, LLC	DE	70% by Guggenheim Partners, LLC 30% by JLx3, LLC
Guggenheim Advisors, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Aircraft Opportunity Fund, L.P.	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Aircraft Opportunity GP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Aircraft Opportunity Master Fund, LP	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Alternative Asset Management, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	(No Ownership) Management by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Capital International, Ltd.	CYM	100% by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99% by Guggenheim Partners India Holdings, LLC
Guggenheim Capital, LLC	DE	36.5% by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance (CA), Inc.	DE	100% by Guggenheim Commercial Real Estate Finance, LLC
Guggenheim Commercial Real Estate Finance, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Concourse L.P.	DE	99.9% by Guggenheim Plus Leveraged LLC
Guggenheim Concourse GP LLC	DE	100% by Guggenheim Plus Leveraged LLC
Guggenheim Core Plus Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Corporate Funding, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Corporate Opportunity Fund (Cayman Islands), L.P.	CYM	(No Ownership) General Partner by Guggenheim Corporate Opportuntiy Fund GP, LLC
Guggenheim Corporate Opportunity Fund GP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Corporate Opportunity Fund ILP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Corporate Opportunity Fund Investment Vehicle, L.P.	CYM	100% by Guggenheim Corporate Opportuntiy Fund GP, LLC
Guggenheim Corporate Opportunity Fund, L.P.	DE	(No Ownership) General Partner by Guggenheim Corporate Opportuntiy Fund GP, LLC
Guggenheim Credit Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Development Services, LLC fka Terrabyte Development, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Guggenheim Disbursement Agent, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Energy LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	(No Ownership) Management by Guggenheim Energy LLC
Guggenheim Fund Solutions, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Funds Distributors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Global Investments Public Limited Company	IRL	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5% by GC Parent Holdings, LLC
Guggenheim High-Yield Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim High-Yield Plus Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim High-Yield Plus Fund SPC	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim High-Yield Plus Master Fund SPC	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Holdco Sub II, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Insurance Holdco, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100% by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investor Services, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim KBBO Partners Limited	ARE	50% by Links GKPL Holdco, LLC
Guggenheim Life 1099 Reporting Company, LLC	DE	100% by Guggenheim Life and Annuity Company
Guggenheim Life and Annuity Company	DE	15% by PLIC Holdings, LLC 85% by GLAC Holdings, LLC
Guggenheim Life Reinsurance (U.S.) Corporation	DE	100% by Guggenheim Life and Annuity Company
Guggenheim Loan Agent, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Loan Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Loan Services Company, Inc.	CA	100% by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Management, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager, Inc.	DE	100% by Guggenheim Capital, LLC
Guggenheim Nicklaus Partners, LLC	DE	70% by GC Parent Holdings, LLC
Guggenheim Opportunities Investors I-B, LLC	DE	100% by GC Deferred Compensation I, LLC
Guggenheim Opportunities Investors IV, LLC	DE	100% by GC Deferred Compensation I, LLC
Guggenheim Opportunities Investors V, LLC	DE	100% by GC Deferred Compensation I, LLC
Guggenheim Opportunities Investors VI, LLC	DE	100% by GC Deferred Compensation I, LLC
Guggenheim Partners Advisors, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners Advisory Company	SD	100% by Guggenheim Partners, LLC
Guggenheim Partners Europe Limited	IRL	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners Fund Management (Europe) Limited	IRL	100% by GPIMH Sub Holdco, Inc.
Guggenheim Partners Holdings, LLC	DE	100% by GPH Funding I, LLC
Guggenheim Partners India GP, LLC	DE	33% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5% by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.9% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners Japan, Ltd.	JPN	100% by Links GPJL Holdco, LLC
Guggenheim Partners London Premises Limited	GBR	100% by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100% by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100% by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Fund 2015, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners Opportunistic Investment Grade Securities Master Fund, Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Opportunistic Investment Grade Securities Fund, Ltd
Guggenheim Partners Opportunistic Investment Grade Securities Private Pensions Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Plus Acquisition LLC	DE	100% by Guggenheim Plus Leveraged LLC
Guggenheim Plus GP LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	(No Ownership) Management by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	(No Ownership) Management by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	20.6% by Guggenheim Plus L.P.
Guggenheim Plus Leveraged LLC	DE	79.4% by Guggenheim Real Estate Investment Trust
Guggenheim Plus Leveraged LLC	DE	(No Ownership) Management by Guggenheim Trust Company LLC
Guggenheim Portfolio Company VII, LLC	DE	100% by Guggenheim Advisors, LLC
Guggenheim Portfolio Company X, LLC	DE	100% by Guggenheim Advisors, LLC
Guggenheim Premises I, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Private Debt Fund 2.0 Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Fund 2.0, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC
Guggenheim Private Debt Fund 2.0, Ltd.	CYM	(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC
Guggenheim Private Debt Fund 2.0-I, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC
Guggenheim Private Debt Fund 3.0 Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Fund 3.0, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund 3.0 Managing Member, LLC
Guggenheim Private Debt Fund 3.0, Ltd.	CYM	(No Ownership) Management by Guggenheim Private Debt Fund 3.0 Managing Member, LLC
Guggenheim Private Debt Fund Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Fund MFLTB 3.0, LLC	DE	100% by Guggenheim Private Debt Master Fund 3.0, LLC
Guggenheim Private Debt Fund Note Issuer 2.0, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC
Guggenheim Private Debt Fund Note Issuer 3.0, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund 3.0 Managing Member, LLC
Guggenheim Private Debt Fund Note Issuer, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt Fund Throne Investco, LLC	DE	100% by Guggenheim Private Debt Fund, Ltd.
Guggenheim Private Debt Fund Trinity Investco, LLC	DE	100% by Guggenheim Private Debt Fund, Ltd.
Guggenheim Private Debt Fund, LLC	DE	91% by Guggenheim Private Debt Fund, Ltd.
Guggenheim Private Debt Fund, Ltd.	CYM	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt Master Fund 2.0, LLC	DE	74.6% by Guggenheim Private Debt Fund 2.0, Ltd. 12.4% by Guggenheim Private Debt Fund 2.0, LLC 13.1% by Guggenheim Private Debt Fund 2.0-I, LLC
Guggenheim Private Debt Master Fund 2.0, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund 2.0 Managing Member, LLC
Guggenheim Private Debt Master Fund 3.0, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund 3.0 Managing Member, LLC
Guggenheim Private Debt Master Fund Investco II, LLC	DE	100% by Guggenheim Private Debt Master Fund, LLC
Guggenheim Private Debt Master Fund Investco III, LLC	DE	100% by Guggenheim Private Debt Fund, Ltd.
Guggenheim Private Debt Master Fund Investco, LLC	DE	100% by Guggenheim Private Debt Master Fund, LLC
Guggenheim Private Debt Master Fund, LLC	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Private Debt MFLTB 2.0, LLC	DE	100% by Guggenheim Private Debt Master Fund 2.0, LLC
Guggenheim Real Estate International Fund L.P.	CYM	(No Ownership) Management by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100% by GRE U.S. Property Fund L.P.
Guggenheim Real Estate Investment Trust	MA	(No Ownership) Management by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5% by GPFT Holdco, LLC
Guggenheim Real Estate PLUS Trust	USA	(No Ownership) Management by Guggenheim Trust Company LLC
Guggenheim Receivable Financing, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Retail Real Estate Partners, LLC f/k/a Guggenheim Retail Real Estate Partners, Inc.	DE	100% by GRREP Holdings, LLC
Guggenheim Securities Credit Partners, LLC	DE	100% by Links Holdings LLC
Guggenheim Securities International Ltd	GBR	100% by Links Holdings LLC
Guggenheim Securities, LLC	DE	100% by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Transparent Value, LLC	DE	99.5% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100% by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services International Limited	CYM	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100% by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100% by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5% by Guggenheim Partners, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5% by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50% by Guggenheim Partners Investment Management, LLC
GW Phoenix 799, LLC	DE	100% by Retail Investors III, LLC
GWM Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GX 9568 Holdings I, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
GX 9568 Holdings II, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
Harrell's Hill Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Heelstone Energy II, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy III, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy Investor I, LLC	DE	9% by Heelstone Energy II, LLC
Heelstone Energy Investor II, LLC	DE	9% by Heelstone Energy III, LLC
Heelstone Energy Investor III, LLC	DE	1% by Heelstone Energy IV, LLC
Heelstone Energy Investor IV, LLC	DE	1% by Heelstone Energy V, LLC
Heelstone Energy Investor V, LLC	DE	1% by Heelstone Energy VI, LLC
Heelstone Energy Investor VI, LLC	DE	1% by Heelstone Energy VII, LLC
Heelstone Energy Investor VII, LLC	DE	0.01% by Heelstone Energy VIII, LLC
Heelstone Energy IV, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy V, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy VI, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy VIII, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Energy, LLC	DE	100% by SRE Utility Solar 1, LLC
Heelstone Land Holdings, LLC	DE	100% by SRE Utility Solar 1, LLC
Heestone Energy VII, LLC	DE	100% by SRE Utility Solar 1, LLC
Heroult Holdings LLC	DE	100% by NZC Guggenheim Fund Limited
Hesa GSTF V, LLC	DE	100% by GLAC Holdings, LLC
Highland Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Hitec Lift Trucks Limited	GBR	100% by Briggs Equipment UK Limited
IDF I, LLC	DE	100% by Guggenheim Life and Annuity Company
IDF II, LLC	DE	100% by Guggenheim Life and Annuity Company
Innovative Solar 23, LLC	NC	100% by PV Project Holdings IV, LLC
Internet Radio Funding II, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Internet Radio Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
IPEX LLC	DE	100% by Generation Financial Group, LLC
IPEX Services, LLC	DE	100% by IPEX LLC
Iron Hill CLO Limited	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
I-SAIL, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Jasmine Asset Funding Limited	CYM	100% by The Liberty Hampshire Company, LLC
Java Acquisition Company 0013, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Java Acquisition Company 0031, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Java Acquisition Company 0049, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Java Acquisition Company 0245, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
JL Baxter 474, LLC	DE	100% by Retail Investors III, LLC
JL Bryan 991, LLC	DE	100% by Retail Investors III, LLC
JL College Station 889, LLC	DE	100% by Retail Investors III, LLC
JL Grand Chute 1216, LLC	DE	100% by Retail Investors III, LLC
JL Hamburg 1301, LLC	DE	100% by Retail Investors III, LLC
JL Henrietta 1273, LLC	DE	100% by Retail Investors III, LLC
JL Katy 916, LLC	DE	100% by Retail Investors III, LLC
JL Lubbock 1229, LLC	DE	100% by Retail Investors III, LLC
JL McKinney 823, LLC	DE	100% by Retail Investors III, LLC
JL Muskego 1263, LLC	DE	100% by Retail Investors III, LLC
JL Richmond 1314, LLC	DE	100% by Retail Investors III, LLC
JL Rochester 727, LLC	DE	100% by Retail Investors III, LLC
JL San Antonio 812, LLC	DE	100% by Retail Investors III, LLC
JL San Antonio 813, LLC	DE	100% by Retail Investors III, LLC
JL San Antonio 848, LLC	DE	100% by Retail Investors III, LLC
JL Wylie 814, LLC	DE	100% by Retail Investors III, LLC
JLB 2728 Cedar Springs, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB 99 West Paces Ferry LLC	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB BUILDERS LLC	TX	100% by JLB Partners LLC
JLB Center Street, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB Chapman LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB McLean LLC	DE	39% by Compatriot Capital, Inc. 21.9% by JLB McLean Partners LP
JLB McLean Partners LP	DE	65.7% by JLB Partners LLC
JLB Partners LLC	DE	40% by Compatriot Capital, Inc.
JLB Portales Partners LLC	DE	50% by JLB Portales Partners Mgr L.P.
JLB Portales Partners Mgr L.P.	TX	23.9% by Compatriot Capital, Inc. 76.1% by JLB Partners LLC
JLB REALTY LLC	TX	100% by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100% by JLB Partners LLC
JLB Stafford Land LP	TX	100% by JLB Partners LLC
JLB Stafford Phase I L.P.	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB Winhall, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLx3, LLC	DE	61.1% by Guggenheim Partners, LLC
KDC Holdings, LLC	DE	50% by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Kenansville Solar Farm, LLC	NC	100% by SRK Holdings, LLC
Kennecott Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Kips Bay Capital Company #1, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #2, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #3, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #4, LLC	CYM	100% by The Liberty Hampshire Company, LLC
Kips Bay Capital Company #5, LLC	CYM	100% by The Liberty Hampshire Company, LLC
KLD Funding, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lafayette Solar I, LLC	NC	100% by PV Project Holdings I, LLC
Lansing 824 Retail, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Laramie Wind LLC	WY	100% by Pathfinder Renewable Wind Energy, LLC
Laurinburg Solar, LLC	NC	100% by PV Project Holdings III, LLC
Legacy Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lexington Parker Capital Company, L.L.C.	DE	100% by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5% by Guggenheim Capital, LLC
Links GKPL Holdco, LLC	DE	100% by Links Holdings LLC
Links GPJL Holdco, LLC	DE	100% by Links Holdings LLC
Links Holdings LLC	DE	99.5% by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100% by Guggenheim Partners, LLC
Lionel Investors, LLC	DE	44% by Orpheus Holdings, LLC
Littlefield Solar Center, LLC	NC	100% by PV Project Holdings V, LLC
Longhorn Trail Ranch II, Ltd.	TX	40% by Compatriot Capital, Inc.
Magma WCFF II Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
MERLIN Series 2015-A LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
MERLIN Series 2015-B LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
MERLIN Series 2015-C LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Mexcolift Servicios de Personnel, S. de R.L. de C.V.	MEX	99% by Controladora Briggs de Mexico, S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
meZocliq LLC	DE	41.8% by Guggenheim-meZocliq Holdings, LLC
Midland National Life Insurance Company	IA	100% by Sammons Financial Group, Inc.
Midway Wind, LLC	DE	100% by SRE Midway Member LLC
Minerva Funding LLC	DE	100% by Guggenheim Life and Annuity Company
Minerva Holdings LLC	DE	73.6% by Minerva Holdings Ltd.
Minerva Holdings LLC	DE	10% by Guggenheim Corporate Funding, LLC
Minerva Holdings Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
MNL Reinsurance Company	IA	100% by Midland National Life Insurance Company
Montacargas Yale de Mexico, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Moore's Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Morgan Farm, LLC	NC	100% by PV Project Holdings III, LLC
Morrow Park City Apartments LLC	DE	65.7% by VG Morrow Park Capital LLC
Morrow Park Holding LLC	DE	50% by CCI Historic, Inc.
My Financial Freedom LLC	DE	100% by Sammons Financial Group, Inc.
Nashville Farms, LLC	NC	100% by PV Project Holdings III, LLC
NC Lincolnshire 624, LLC	DE	100% by Retail Investors III, LLC
NC Little Rock 642, LLC	DE	100% by Retail Investors III, LLC
NC Mentor 636, LLC	DE	100% by Retail Investors III, LLC
NC Morrisville 644, LLC	DE	100% by Retail Investors III, LLC
NC Naperville 623, LLC	DE	100% by Retail Investors III, LLC
NC Overland Park 632, LLC	DE	100% by Retail Investors III, LLC
NC San Antonio 628, LLC	DE	100% by Retail Investors III, LLC
NC Tulsa 627, LLC	DE	100% by Retail Investors III, LLC
NE Lewiston 820, LLC	DE	100% by Retail Investors III, LLC
Nominee Holding Company, LLC	DE	100% by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100% by Sammons Financial Group, Inc.
North Carolina Solar III, LLC	NC	(No Ownership) Management by Heelstone Energy, LLC
NP&P Chicago 891, LLC	DE	100% by Retail Investors III, LLC
NZC Guggenheim Fund Limited	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZC Guggenheim Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZC Guggenheim Master Fund Limited	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZCG Feeder 1, L.P.	CYM	(No Ownership) Management by GPIM Holdings VIII, Ltd.
NZCG Funding 2 Limited	CYM	100% by NZC Guggenheim Master Fund Limited
NZCG Funding LLC	DE	100% by NZCG Funding Ltd.
NZCG Funding Ltd.	CYM	100% by NZC Guggenheim Master Fund Limited
Optimus Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Orpheus Holdings, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Otter, Inc.	OK	100% by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100% by Guggenheim Life and Annuity Company
Paris Finance I, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Paris Finance III, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Paris Finance IV, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Parkway Mortgage, Inc.	DE	100% by Consolidated Investment Services, Inc.
Pathfinder Bison Bend, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Buzzard Bird Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Cardwell Access Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Cardwell Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Dumbell Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Land and Ranch Management, LLC	WY	100% by Pathfinder Ranches, LLC
Pathfinder Miracle Mile Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Pathfinder Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Perkins Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Power Transmission LLC	WY	100% by Laramie Wind LLC
Pathfinder Ranches, LLC	WY	100% by PR Holdings Inc.
Pathfinder Renewable Wind Energy, LLC	WY	100% by DC Solutions LLC
Pathfinder Sand Creek, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Stewart Creek Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Sun Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder Two Iron Ranch, LLC	WY	100% by Pathfinder Land and Ranch Management, LLC
Pathfinder-Zephyr Wind, LLC	WY	100% by Laramie Wind LLC
Pilar Holdings, LLC	FL	88.4% by GC Pilar Golf Investment, LLC
Pilara Lotes II, LLC	DE	100% by GC Deferred Compensation I, LLC
Pillar Financial, LLC	DE	19.6% by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100% by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
PLUS Funding IV, LLC	DE	(No Ownership) Management by TEK Financial, LLC
PR Holdings Inc.	DE	100% by Sammons Infrastructure, Inc.
Property Disposition, Inc.	DE	100% by Sammons Financial Group, Inc.
PV Project Holdings I, LLC	NC	90% by Heelstone Energy Investor III, LLC
PV Project Holdings II, LLC	NC	90% by Heelstone Energy Investor IV, LLC
PV Project Holdings III, LLC	NC	90% by Heelstone Energy Investor V, LLC
PV Project Holdings IV, LLC	NC	90% by Heelstone Energy Investor VI, LLC
PV Project Holdings V, LLC	NC	100% by Heelstone Energy Investor VII, LLC
PV Project Lessee I, LLC	NC	1% by Heelstone Energy IV, LLC
PV Project Lessee II, LLC	NC	1% by Heelstone Energy V, LLC
PV Project Lessee III, LLC	NC	1% by Heelstone Energy VI, LLC
PV Project Lessee IV, LLC	NC	1% by Heelstone Energy VII, LLC
PV Project Lessee V-2015, LLC	DE	(No Ownership) Management by Heelstone Energy VIII, LLC
Raeford Farm, LLC	NC	100% by Heelstone Energy, LLC
Raeford Solar Farm, LLC	NC	0.01% by Heelstone Energy, LLC
Range Energy Storage Systems LLC	WY	50% by Sammons Energy Storage Holdings LLC
Red Fork Energy Investors LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
Red Hill Solar Center, LLC	NC	100% by SRK Holdings, LLC
Red Toad 1425 A Powatan Road, LLC	NC	100% by PV Project Holdings IV, LLC
Relationship Funding (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
REST, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
REST-AT, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
REST-AV, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
REST-NY, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Retail Investors III, LLC	DE	99.5% by Guggenheim Life and Annuity Company
Retail Investors III, LLC	DE	(No Ownership) Management by Stonebridge Investors III, LLC
Ridgefield Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Rio Bravo Wind Capital, LLC	DE	100% by Rio Bravo Wind Renewables, LLC
Rio Bravo Wind Holdings, LLC	DE	100% by Rio Bravo Wind Capital, LLC
Rio Bravo Wind Renewables, LLC	DE	100% by SRE/Franklin Park Rio Bravo, LLC
Rio Bravo Windpower, LLC	DE	100% by Rio Bravo Wind Holdings, LLC
Rockingham Solar, LLC	NC	100% by PV Project Holdings I, LLC
RTF Holdings LLC	DE	68.8% by ACEI Holdco, LLC
Rydex Holdings, LLC	KS	100% by Guggenheim Partners Investment Management Holdings, LLC
Saadiyat GSTF IV, LLC	DE	100% by GLAC Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100% by Sammons Equity Alliance, Inc.
SAIL 4 Finance, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
SAIL 4 VFN NOTE ISSUER, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
SAILES 4-0, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
SAILS-3, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Samarcand Solar Farm, LLC	NC	100% by SRK Holdings, LLC
Sammons BW, Inc.	DE	100% by Sammons Distribution Holdings, Inc.
Sammons CAES Holdings, LLC	DE	100% by Sammons Infrastructure, Inc.
Sammons Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100% by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Energy Storage Holdings LLC	WY	100% by Pathfinder Renewable Wind Energy, LLC
Sammons Enterprises, Inc.	DE	100% by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100% by Sammons Securities, Inc.
Sammons Infrastructure, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Institutional Group, Inc.	DE	100% by Sammons Financial Group, Inc.
Sammons Power Development, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Renewable Energy Canada Holdings Inc.	BC	100% by SRE/Franklin Park Hydro Canada-1, LLC
Sammons Renewable Energy Holdings, Inc.	DE	100% by Sammons Infrastructure, Inc.
Sammons Securities, Inc.	DE	100% by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Sandy Point Capital Company, LLC	DE	100% by GIFS Capital Company, LLC
Saratoga (Cayman) Ltd.	CYM	100% by GIFS Capital Company, LLC
Saratoga Springs Capital Company, LLC	DE	100% by GIFS Capital Company, LLC
Saxondale Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SB Newington 433, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
SBTree, Inc.	DE	100% by Guggenheim Partners, LLC
SC-H Elizabethtown 1292, LLC	DE	100% by Retail Investors III, LLC
SC-H Louisville 1262, LLC	DE	100% by Retail Investors III, LLC
SC-H Madison 1261, LLC	DE	100% by Retail Investors III, LLC
SC-H North Vernon 1291, LLC	DE	100% by Retail Investors III, LLC
SC-H Scottsburg 1268, LLC	DE	100% by Retail Investors III, LLC
Scottwell Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SE Orangevale 1223, LLC	DE	100% by Retail Investors III, LLC
SE Sacramento 1224, LLC	DE	100% by Retail Investors III, LLC
SE Union City 1247, LLC	DE	100% by Retail Investors III, LLC
SE Vallejo 1248, LLC	DE	100% by Retail Investors III, LLC
Security Investors, LLC	KS	100% by Rydex Holdings, LLC
Sentry Funding 2015-1, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sentry Funding 2015-2, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sentry Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Serpentine Hydro Power GP Ltd.	BC	100% by SRE Hydro Canada Corp
Serpentine Hydro Power LP	BC	99% by SRE Hydro Canada Corp 0.01% by Serpentine Hydro Power GP Ltd.
Seven Sticks CLO Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Seven Sticks, LLC	SC	100% by Cainhoy Land & Timber, LLC
SFVII GP, LLC	DE	100% by Guggenheim Fund Solutions, LLC
SG Parent, LLC	DE	100% by Saganaw Insurance Agency, LLC
SGIA Funding I, LLC	DE	100% by Saganaw Insurance Agency, LLC
SGIA Funding II, LLC	DE	100% by Saganaw Insurance Agency, LLC
Shelby Randolph Road Solar I, LLC	NC	100% by PV Project Holdings I, LLC
SIA Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sibella Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SID Solar I, LLC	NC	100% by PV Project Holdings I, LLC
Sifton Road Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8% by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7% by Compatriot Capital, Inc.
Slauson Investors LLC	DE	96% by Guggenheim Plus Leveraged LLC
SLBCA Developer LLC	DE	50% by VGH Credit LLC 50% by SLBCA Holding LLC
SLBCA Holding LLC	DE	90% by CCI/HTC, Inc. 10% by VGH Credit LLC
SLBCA Tenant LLC	DE	(No Ownership) Management by SLBCA Holding LLC
Solberg Reinsurance Company	IA	100% by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85% by SLBCA Holding LLC
Soo Line Building City Apartments LLC	DE	15% by SLBCA Tenant LLC
South Blacktree Agency, LLC	DE	100% by SBTree, Inc.
Southside Works City Apartments LLC	DE	10% by Southside Works Holding LLC
Southside Works Holding LLC	DE	50% by CCI Historic, Inc.
SP Land Company, LLC	DE	80% by Ski Partners, LLC
SRE Blocker #1, Inc.	DE	100% by SRE Solar OpCo, Inc.
SRE Blocker #2, Inc.	DE	100% by SRE Wind OpCo, Inc.
SRE Blocker #3, Inc.	DE	100% by SRE Wind OpCo, Inc.
SRE Blocker #4, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #5, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #6, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #7, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Blocker #8, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE DevCo, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Focalpoint Holdings, Inc.	DE	100% by SRE Solar OpCo, Inc.
SRE Focalpoint Member, LLC	DE	100% by SRE/Franklin Park Focalpoint, LLC
SRE Hydro Canada Corp	BC	100% by Sammons Renewable Energy Canada Holdings Inc.
SRE Hydro Canada General Services Ltd.	BC	100% by SRE Hydro Canada Corp
SRE Hydro DevCo, Inc.	DE	100% by SRE DevCo, Inc.
SRE Midway HoldCo LLC	DE	100% by SRE/Franklin Park Midway LLC
SRE Midway Member LLC	DE	100% by SRE Midway HoldCo LLC
SRE OpCo, Inc.	DE	100% by Sammons Renewable Energy Holdings, Inc.
SRE Solar OpCo, Inc.	DE	100% by SRE OpCo, Inc.
SRE Utility Solar 1, LLC	DE	100% by SRE/Franklin Park Utility Solar 1, LLC
SRE Wind OpCo Inc.	DE	100% by SRE OpCo, Inc.
SRE/Franklin Park Focalpoint, LLC	DE	99.5% by SRE Focalpoint Holdings, Inc.
SRE/Franklin Park Hydro Canada-1, LLC	DE	99.5% by SRE Hydro DevCo, Inc.
SRE/Franklin Park Midway LLC	DE	100% by SRE Blocker #2, Inc.
SRE/Franklin Park Rio Bravo, LLC	DE	100% by SRE Blocker #3, Inc.
SRE/Franklin Park Utility Solar 1, LLC	DE	99.5% by SRE Blocker #1, Inc.
SRK Holdings, LLC	NC	90% by Heelstone Energy Investor II, LLC
SRK Lessee, LLC	NC	1% by Heelstone Energy III, LLC
Stellar Funding, Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Stewart Creek Grazing Association, LLC	WY	50% by Pathfinder Sun Ranch, LLC 50% by Pathfinder Stewart Creek Ranch, LLC
Stonebridge Investors I, LLC	DE	99.5% by GC Parent Holdings, LLC
Stonebridge Investors III, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
Stonefire Investors, LLC	DE	100% by Guggenheim Life and Annuity Company
Sudbourne Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sweetwater River Conservancy Bald and Golden Eagle Bank, LLC	WY	100% by Sweetwater River Conservancy, LLC
Sweetwater River Conservancy Greater Sage-Grouse Habitat Bank, LLC	WY	100% by Sweetwater River Conservancy, LLC
Sweetwater River Conservancy Stream and Riparian Bank, LLC	WY	100% by Sweetwater River Conservancy, LLC
Sweetwater River Conservancy, LLC	WY	100% by Pathfinder Ranches, LLC
Swettgum Solar, LLC	NC	100% by PV Project Holdings II, LLC
TB Portland 810, LLC	DE	100% by Retail Investors III, LLC
TB-JL Biddeford 794, LLC	DE	100% by Retail Investors III, LLC
TCFBK Richton Park 866, LLC	DE	100% by Guggenheim Retail Real Estate Partners, LLC
TEK Financial, LLC	DE	99.5% by Guggenheim Partners, LLC
The Liberty Hampshire Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100% by Guggenheim Treasury Services, LLC
Thomas Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	(No Ownership) Management by Guggenheim Partners India GP, LLC
TLEXP Ellisville 926, LLC	DE	100% by Retail Investors III, LLC
TLEXP Kansas City 1250, LLC	DE	100% by Retail Investors III, LLC
TLEXP Overland Park 978, LLC	DE	100% by Retail Investors III, LLC
TLEXP St. Peters 1200, LLC	DE	100% by Retail Investors III, LLC
TLEXP St. Peters 899, LLC	DE	100% by Retail Investors III, LLC
Toledo-MNG, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100% by Guggenheim Life and Annuity Company
Transparent Value Private Limited	IND	100% by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100% by Guggenheim Transparent Value, LLC
Tustin-Michelle Partners LLC	DE	100% by Guggenheim Plus Leveraged LLC
Two Crosses Grazing Association, LLC	WY	25% by Pathfinder Buzzard Bird Ranch, LLC 25% by Pathfinder Pathfinder Ranch, LLC 25% by Pathfinder Miracle Mile Ranch, LLC 25% by Pathfinder Sand Creek, LLC
Valcour Bay Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Van Slyke Solar Center, LLC	NC	100% by ABV Holdings, LLC
Venice GSTF I, LLC	DE	100% by GLAC Holdings, LLC
VG Morrow Park Capital LLC	DE	84.8% by Compatriot Capital, Inc. 15.2% by Morrow Park Holding LLC
VGH Credit LLC	DE	100% by CCI/HTC, Inc.
VGH/Dallas LLC	DE	70% by Village Green Consolidated LLC
Village Green Communications LLC	DE	100% by Village Green Holding LLC
Village Green Consolidated LLC	DE	100% by CCI Historic, Inc.
Village Green Holding LLC	DE	100% by VGH/Dallas LLC
Village Green Management Company LLC	DE	100% by Village Green Holding LLC
V-Suites LLC	DE	100% by Village Green Holding LLC
Washington Lee Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Wattage Finance LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
West Coast QSR Acquisitions, LLC	DE	100% by Guggenheim Development Services, LLC
Westown Financial LLC	DE	100% by Sammons Financial Group, Inc.
Whirlwind 1, LLC	WY	100% by Laramie Wind LLC
White Oak Guggenheim Feeder Fund, LLC	DE	100% by Guggenheim Partners, LLC
White Oak Guggenheim Feeder Fund, LLC	DE	29.2% by GC Deferred Compensation I, LLC
White Oak Guggenheim Feeder Fund, LLC	DE	(No Ownership) Management by Guggenheim Partners, LLC
White Plains Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Woodbine Legacy Investment Partners, LP	DE	45.8% by Compatriot Capital, Inc.
Wooden Rifle Grazing Association, LLC	WY	20% by Pathfinder Cardwell Ranch, LLC 20% by Pathfinder Bison Bend, LLC 20% by Pathfinder Perkins Ranch, LLC 20% by Pathfinder Two Iron Ranch, LLC 20% by Pathfinder Two Iron Ranch, LLC
York Road Solar I, LLC	NC	100% by PV Project Holdings I, LLC
ZV Solar 3, LLC	NC	100% by PV Project Holdings IV, LLC

Item 27. Number of Contract Owners

LiveWell Variable Annuity - As of March 29, 2019 –

 6,231 Non-Qualified

 2,473 Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registrant, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Chief Executive Officer & President
Holley Taylor 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Chief Compliance Officer, Broker Dealer
Arlen Dykhuis 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	FinOps Principal
Brett Agnew 4350 Westown Parkway West Des Moines, IA 50266	Corporate Secretary

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-176870) during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$10,290,868.29	$0	$0	$3,306,926.60

*Represents commissions paid on the LiveWell Variable Annuity.

**Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract under Separate Account C.

 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607 and 200 SW 6th Avenue, Topeka, Kansas 66603-3704.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this Form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 29th day of  April, 2019.

By:  MIDLAND NATIONAL LIFE SEPARATE

        ACCOUNT C (REGISTRANT)

Attest:   *                                                                                  By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

By:  MIDLAND NATIONAL LIFE

        INSURANCE COMPANY (DEPOSITOR)

Attest:  *                                                                                   By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                       Signatures                                                                          Title

/s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

      Esfandyar E. Dinshaw                                 (Principal Executive Officer)

/s/  *                                                                        Director, President & Chief Operating Officer

      Steven C. Palmitier

/s/ *                                                                         Vice President & Chief Financial Officer

      David C. Attaway                                       (Principal Financial & Accounting Officer)

/s/  *                                                                          Director

      Darron K. Ash

/s/  *                                                                         Director

      Willard Bunn, III

/s/  *                                                                         Director

       James Roderick Clark

/s/  *                                                                         Director

     Thomas Corcoran

/s/  *                                                                         Director

      William D. Heinz

/s/ *                                                                         Director

      Heather Kreager

/s/ *                                                                         Director

     Michael M. Masterson

*By:  /s/ Stacy Bagby                                                         Date: April 29, 2019

                Stacy Bagby

                Attorney-in-Fact

                Pursuant to Power of Attorney

Registration No. 333-176870

Post-Effective Amendment #13

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit
24(b)(8)(iii)	Participation Agreement between Midland National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.
24(b)(9)(a)	Opinion and Consent of Counsel
24(b)(9)(b)	Power of Attorney
24(b)(10)(a)	Consent of Carlton Fields, P.A.
24(b)(10)(b)	Consent of Independent Registered Public Accounting Firm

24(b)(8)(iii)	Participation Agreement between Midland National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

Fund Participation Agreement

This Agreement is entered into between the life insurance company executing this Agreement (the "Insurer"), on its behalf and on behalf of certain segregated asset accounts of the Insurer which may be listed on Exhibit A to this Agreement as updated from time to time by the Insurer (the "Separate Accounts"); Federated Insurance Series (the "Investment Company”); and Federated Securities Corp. (the "Distributor").

WHEREAS, the Investment Company is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act");

WHEREAS, the Investment Company is authorized to issue separate classes of Shares of beneficial interest ("Shares"), each representing an interest in a separate portfolio of assets (a "Fund") and each Fund has its own investment objective, policies, and limitations; and Shares of the Funds are registered under the Securities Act of 1933, as amended (“1933 Act”);

WHEREAS, the Investment Company is available to offer Shares of one or more of its Funds to separate accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and to serve as an investment medium for variable annuity contracts and variable life insurance policies offered by insurance companies that have entered into participation agreements substantially similar to this agreement ("Participating Insurance Companies");

WHEREAS, the Insurer has issued or will issue variable annuity contracts and variable life insurance policies (“Variable Contracts”) supported wholly or partially by the Separate Accounts;

WHEREAS, the Separate Accounts are duly established and maintained as segregated asset accounts by the Insurer to set aside and invest assets attributable to the Variable Contracts;

WHEREAS, the Investment Company has obtained an order from the SEC dated December 29, 1993 (File No. 812-8620), granting Participating Insurance Companies and variable annuity and variable life insurance separate accounts exemptions from the provisions of sections 9(a), 13(a), 15(a), and 15(b) of the 1940 Act and Rules 6e-2(b)(15) and 6e-3(T)(b)(15) thereunder, to the extent necessary to permit Shares of the Investment Company to be sold to and held by variable annuity and variable life insurance separate accounts of life insurance companies that may or may not be affiliated with one another (the "Mixed and Shared Funding Exemptive Order");

WHEREAS, the Distributor is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as amended ("1934 Act"), and is a member in good standing of the Financial Industry Regulatory Authority (“FINRA”); and

WHEREAS, to the extent permitted by applicable insurance laws and regulations, the Insurer intends to purchase Shares of one or more of the Funds on behalf of its Separate Accounts to serve as an investment medium for Variable Contracts funded by the Separate Accounts, and the Distributor is authorized to sell Shares of the Funds;

NOW, THEREFORE, in consideration of the foregoing and the mutual promises and covenants set forth, the parties hereby agree as follows:

1.      Sales and Transactions of Fund Shares

The Distributor, as agent for the Funds, agrees to sell to the Insurer those Shares of the Funds offered and made available by the Investment Company and identified on Exhibit B to this Agreement that the Insurer orders on behalf of its Separate Accounts upon the following terms and conditions:

(a)     Execution.  Share purchase orders shall be executed at the net asset value next calculated after the order is received by the Fund or its agent subject to any sales charges or other  conditions disclosed in the applicable Prospectus; provided that, Distributor and each Fund reserves the right to reject, in its sole discretion, any purchase order for a Fund’s Shares. Unless otherwise instructed by Insurer, Distributor agrees to confirm to Insurer in writing (or by electronic or other reasonable means) a Fund’s acceptance of any purchase order.

(b)    Suspension of Sales.  The Investment Company agrees to make available on each business day Shares of the Funds for purchase at the applicable net asset value per share by the Insurer on behalf of its Separate Accounts; provided, however, that the Board of Trustees of the Investment Company (the “Board”) or its designee may refuse to sell Shares of any Fund to any person, or suspend or terminate the offering of Shares of any Fund, if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the Board, or their designee, acting in good faith and in light of the Board’s fiduciary duties under applicable law, necessary in the best interests of the shareholders of any Fund.

(c)     Settlement.  Insurer, on behalf of the Separate Accounts, shall settle purchase order transactions in accordance with the applicable Prospectus. If a purchase order is not settled in accordance with the applicable Prospectus, Investment Company may without notice, cancel the sale and Insurer shall be responsible for any resulting loss the Investment Company or the Distributor sustains. In addition, Insurer shall be responsible for any loss sustained by the Investment Company or the Distributor caused by a correction to or cancellation of any order placed by Insurer on behalf of the Separate Accounts, that is made subsequent to the trade date for the order, provided that the order correction or cancellation was not caused by any gross negligence on the part of Investment Company or the Distributor. Insurer shall immediately pay such losses to the Distributor upon written notification by the Distributor.

(d)    Sales to Insurance Companies.  The Investment Company and the Distributor agree that Shares of the Funds will be sold only to Participating Insurance Companies, their separate accounts, and other persons consistent with applicable law.  Shares of the Funds will not be sold directly to the general public except to the extent permitted by applicable law.

(e)     Agreement to Sell.  The Investment Company and the Distributor will not sell Shares of the Funds to any insurance company or separate account unless an agreement containing provisions substantially the same as the provisions in Section 4 of this Agreement is in effect to govern such sales.

(f)      Redemption.  Upon receipt of a request for redemption in proper form from the Insurer, the Investment Company agrees to redeem any full or fractional Shares of the Funds held by the Insurer, ordinarily executing such requests on each Business Day at the net asset value next computed after receipt and acceptance by the Investment Company or its agent of the request for redemption, except that the Investment Company reserves the right to suspend the right of redemption, consistent with Section 22(e) of the 1940 Act and any rules thereunder.  Such redemption shall be paid consistent with Section 22(e) of the 1940 Act and any rules, regulations or orders thereunder, and the procedures and policies of the Investment Company as described in the current registration statement for the Investment Company.

(g)    Terms of Purchase and Redemption.  The Insurer agrees to purchase and redeem Shares of each Fund in accordance with the current Prospectus for the Fund and the Operational Procedures set forth in Exhibit C to this Agreement.

(h)    Book Entry.  Issuance and transfer of Shares of the Funds will be by book entry only.  Share certificates will not be issued to the Insurer or the Separate Accounts. Shares ordered from the Investment Company will be recorded in an appropriate title for the Separate Accounts or the appropriate sub-accounts of the Separate Accounts.

(i)      Dividends and Distributions.  The Investment Company shall furnish same day notice to the Insurer of any income, dividends or capital gain distributions payable on the Shares of the Funds.  The Insurer hereby elects to reinvest in the Fund all such dividends and distributions as are payable on a Fund's Shares and to receive such dividends and distributions in additional Shares of that Fund.  The Insurer reserves the right to revoke this election in writing and to receive all such dividends and distributions in cash.  The Investment Company shall notify the Insurer of the number of Shares so issued as payment of such dividends and distributions.

(j)      Transfer Agent Information.  The Investment Company shall instruct its transfer agent to advise the Insurer on each Business Day of the net asset value per share for each Fund.  None of the Investment Company, any Fund or the Distributor, or any of their affiliates shall be liable for any information provided to the Insurer pursuant to this Agreement which information is based on incorrect information supplied by the Insurer or any other Participating Insurance Company to the Investment Company or the Distributor.

(k)    Representations.  Insurer shall rely solely on the representations contained in the Funds’ registration statements and authorized promotional materials and sales literature, and neither Insurer nor any of its representatives will make any representations concerning Shares except as contained therein.

(l)      Operational Instructions.  Insurer agrees to promptly comply with reasonable operational instructions provided by Distributor, Investment Company or a Fund from time to time (“Instructions”) with respect to establishing accounts and processing orders.

2.      Representations and Warranties

(a)     Insurer.  The Insurer represents and warrants that:

(i)        it is an insurance company duly organized and in good standing under applicable law and that it is taxed as an insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended, (the “Code”).

(ii)       it has legally and validly established each of the Separate Accounts as a segregated asset account under the applicable state insurance code, and that each of the Separate Accounts is a validly existing segregated asset account under applicable federal and state law.

(iii)     the Variable Contracts or interests in the Separate Accounts under such Variable Contracts (i) are or, prior to issuance, will be registered as securities under the 1933 Act or, alternatively, (ii) are not registered because they are properly exempt from registration under the 1933 Act or will be offered exclusively in transactions that are properly exempt from registration under the 1933 Act.

(iv)     each of the Separate Accounts (A) has been registered as a unit investment trust in accordance with the provisions of the 1940 Act or, alternatively, (B) has not been registered in proper reliance upon an exclusion from registration under the 1940 Act.

(v)       it believes, in good faith, that the Variable Contracts are currently treated as annuity contracts or life insurance policies (which may include modified endowment contracts), whichever is appropriate, under applicable provisions of the Code.

(vi)     In connection with this Agreement, no payments of money or anything of value will be offered, promised or paid to any person, directly or indirectly, to influence the acts of such person to induce such person to use their influence with a government or an instrumentality thereof, to obtain an improper advantage in connection with any business venture or contract in which Insurer is a participant.

(b)    Investment Company.  The Investment Company represents and warrants that:

(i)         it is duly organized as a business trust under the laws of the Commonwealth of Massachusetts, and is in good standing under applicable law.

(ii)       Shares of the Funds are duly authorized for issuance in accordance with applicable law and that the Investment Company is registered as an open-end management investment company under the 1940 Act.

(iii)     it believes, in good faith, that the Funds currently comply with the diversification provisions of Section 817(h) of the Code and the regulations issued thereunder relating to the diversification requirements for variable life insurance policies and variable annuity contracts.

(iv)     all of its trustees, officers, employees, and other individuals or entities dealing with the money and/or securities of the Investment Company are and shall continue to be at all times covered by a blanket fidelity bond or similar coverage for the benefit of the Investment Company in an amount not less than the minimum coverage as required currently by Rule 17g-1 of the 1940 Act or related provisions as may be promulgated from time to time.  Such bond shall include coverage for larceny and embezzlement and shall be issued by a reputable bonding company.

(c)     Distributor.  The Distributor represents and warrants that it is a member in good standing of the FINRA and is registered as a broker-dealer with the SEC. The parties shall each be deemed to repeat all the foregoing representations and warranties made by it at the time of any transaction subject to this Agreement

(d)    ERISA.  Insurer further represents and warrants that:

(i)        Insurer is (A) an insurance carrier which is qualified under the laws of more than one state to perform the services of managing, acquiring or disposing of assets of a plan; or (B) a broker-dealer registered under the U.S. Securities Exchange Act of 1934, as amended;

(ii)       There is no financial interest, ownership interest or other relationship, agreement or understanding that would limit Insurer’s ability to carry out Insurer’s fiduciary responsibility to any customer that is a retirement plan or entity subject to the Employee Retirement Income Security Act (“ERISA”) or Section 4975 of the Internal Revenue Code of 1986 (the “Code”) (each, a “Plan Client”);

(iii)     To the extent Insurer is acting as a fiduciary to a Plan Client, Insurer acknowledges and agrees that:

(1)         Distributor, Investment Company and their affiliates (“Federated”) may engage in sales and marketing activities, including making available information, education and guidance materials and other resources in connection with such activities, regarding investment products and services, including “value added” services, that Federated sponsors and promotes to Insurer and Insurer’s affiliates and that may be considered or used in connection with services Insurer provides to its Plan Clients.

(2)         Federated is not undertaking to provide impartial investment advice, or to give advice in a fiduciary capacity in connection with any transaction related to Federated’s products and services with respect to Insurer’s Plan Clients (each, a “Transaction”);

(3)         Federated earns revenue from the sale of Federated’s investment products and services; and

(4)         Federated is not receiving a fee or other compensation directly from Insurer or any of Insurer’s Plan Clients for the provision of investment advice (as opposed to other services) in connection with any Transaction.

(iv)     Insurer is a fiduciary under ERISA or the Code, or both, with respect to the Transactions and Insurer is responsible for exercising independent judgment in evaluating the Transactions;

(v)       Insurer will comply with any fiduciary obligations Insurer has with respect to any Transaction and, to the extent required to avoid engaging in a prohibited transaction described in section 406(a) or (b) of ERISA or section 4975(c) of the Code, Insurer shall comply with all conditions of an applicable prohibited transaction exemption that covers the Transaction.

(vi)      If Insurer is not a fiduciary to any Plan Clients, this sub-section is inapplicable.

3.      General Duties

(a)     Registration.  The Investment Company shall take all such actions as are necessary to permit the sale of Shares of each Fund to the Separate Accounts, including maintaining its registration as an investment company under the 1940 Act, and registering the Shares of the Funds sold to the Separate Accounts under the 1933 Act for so long as required by applicable law.  The Investment Company shall amend its Registration Statement filed with the SEC under the 1933 Act and the 1940 Act from time to time as required in order to effect the continuous offering of Shares of the Funds.  The Investment Company shall register and qualify Shares for sale in accordance with the laws of the various states to the extent deemed necessary by the Investment Company or the Distributor.

(b)    Subchapter M Qualification.  The Investment Company shall use its best efforts to maintain qualification of each Fund as a Regulated Investment Company under Subchapter M of the Code (or any successor or similar provision) and shall notify the Insurer immediately upon having a reasonable basis for believing that a Fund has ceased to so qualify or that it might not so qualify in the future.

(c)     Diversification.  The Investment Company shall use its best efforts to enable each Fund to comply with the diversification provisions of Section 817(h) of the Code and the regulations issued thereunder relating to the diversification requirements for variable life insurance policies and variable annuity contracts and any prospective amendments or other modifications to Section 817 or regulations thereunder, and shall notify the Insurer immediately upon having a reasonable basis for believing that any Fund has ceased to comply.

(d)    Variable Contracts – Separate Accounts.  The Insurer shall take all such actions as are necessary under applicable federal and state law to permit the sale of the Variable Contracts, including registering each Separate Account as an investment company to the extent required under the 1940 Act, and registering the Variable Contracts or interests in the Separate Accounts under the Variable Contracts to the extent required under the 1933 Act, and obtaining all necessary approvals to offer the Variable Contracts from state insurance commissioners.

(e)     Variable Annuities – Annuity Contracts.  The Insurer shall use its best efforts to maintain the treatment of the Variable Contracts as annuity contracts or life insurance policies, whichever is appropriate, under applicable provisions of the Code, and shall notify the Investment Company and the Distributor immediately upon having a reasonable basis for believing that such Variable Contracts have ceased to be so treated or that they might not be so treated in the future.

(f)      Insurer – Regulations.  The Insurer shall offer and sell the Variable Contracts in accordance with applicable provisions of the 1933 Act, the 1934 Act, the 1940 Act, the regulations promulgated by FINRA (“FINRA Conduct Rules”), and state law respecting the offering of variable life insurance policies and variable annuity contracts.

(g)    Distributor – Regulations.  The Distributor shall sell and distribute the Shares of the Funds of the Investment Company in accordance with the applicable provisions of the 1933 Act, the 1934 Act, the 1940 Act, the FINRA Conduct Rules, and state law.

(h)    Disinterested Trustees.   During such time as the Investment Company engages in Mixed Funding or Shared Funding, a majority of the Board shall consist of persons who are not "interested persons" of the Investment Company ("Disinterested Trustees"), as defined by Section 2(a)(19) of the 1940 Act and the rules thereunder, and as modified by any applicable orders of the SEC, except that if this provision of this paragraph is not met by reason of the death, disqualification, or bona fide resignation of any Trustee or Trustees, then the operation of this provision shall be suspended (i) for a period of 45 days if the vacancy or vacancies may be filled by the Investment Company's Board; (ii) for a period of 60 days if a vote of shareholders is required to fill the vacancy or vacancies; or (iii) for such longer period as the SEC may prescribe by order upon application.

(i)      Cooperation.  Each party hereto shall cooperate with each other party and all appropriate governmental authorities having jurisdiction (including, without limitation, the SEC, FINRA, and state insurance regulators) and shall permit such authorities reasonable access to its books and records in connection with any investigation or inquiry relating to this Agreement or the transactions contemplated hereby.

(j)      No Registration Fees.  The Insurer acknowledges that, pursuant to Form 24f-2, the Investment Company is not required to pay fees to the SEC for registration of its Shares under the 1933 Act with respect to its Shares issued to Separate Accounts that are unit investment trusts that offer interests that are registered under the 1933 Act and on which a registration fee has been or will be paid to the SEC (“Registered Separate Accounts”).  The Insurer agrees to provide the Investment Company each year within 60 days of the end of the Investment Company’s fiscal year, or when reasonably requested by the Investment Company, information as to the number of Shares purchased by Registered Separate Accounts and Separate Accounts the interests of which are not registered under the 1933 Act.  The Insurer acknowledges that the Investment Company intends to rely on the information so provided and represents and warrants that such information shall be accurate.

(k)    Anti-Money Laundering.

(i)        The parties each represent, warrant and certify that they have established, and covenant that at all times during the existence of this Agreement they will maintain, an anti-money laundering (“AML”) program (“Program”) reasonably designed to  comply with all applicable AML laws and regulations, including applicable provisions of the Bank Secrecy Act and the USA PATRIOT Act, as well as with all regulations administered by the U.S. Department of the Treasury’s Office of Foreign Assets Control (“AML Regulations”).

(ii)       Insurer covenants that it will perform all activities, including the establishment and verification of customer identities as required by the AML Regulations and/or its Program, with respect to all customers on whose behalf Insurer maintains an account with the Investment Company.

(iii)     The parties agree that (A) accounts in the Investment Company beneficially owned by Insurer’s customers shall be accounts of the Insurer for all purposes under Insurer’s Program and (B) Insurer’s customers will be customers of Insurer for all purposes under Insurer’s  Program.

(iv)     Each party agrees to take such actions and cooperate with the other parties as may be reasonably necessary for such party to comply with the AML Regulations or its Program.

(l)      Disruptive Activities.

(i)        Insurer shall not directly or indirectly offer, adopt, implement, conduct or participate in any program, plan, arrangement, advice or strategy that Distributor or the Investment Company reasonably deem to be harmful to shareholders of a Fund or potentially disruptive to the management of the Funds, as communicated to Insurer by Distributor  in writing from time to time, or which violates the policies and procedures of the Funds as disclosed in each Fund’s Prospectus; including without limitation, any activity involving market timing, programmed transfer, frequent transfer and similar investment programs.

(ii)       Insurer, at all times during the term of this Agreement, shall have active, formal policies and procedures aimed at deterring "market timers." Such policies and procedures shall provide for Insurer's ongoing review of its customers' account activity and prescribe effective actions to deter or detect and stop disruptive activities.

(iii)     With respect to Shares held by Insurer on an omnibus basis with the Funds, Insurer shall upon Distributor’s request, promptly provide the Taxpayer Identification Number or other government-issued identifier of each Shareholder that purchased, redeemed, transferred or exchanged Shares of a Fund during the period covered by the request and the amount and dates of such Shareholder purchases, redemptions, transfers and exchanges and Insurer’s representative name and branch location connected with such purchases, redemption and exchanges.

(iv)     The Distributor shall not use the information received pursuant to this Section for marketing or any other similar purpose without Insurer’s prior written consent.

(v)       Insurer agrees to execute the Distributor’s instructions to restrict or prohibit further purchases or exchanges of Shares by a Shareholder who has been identified by the Distributor as having engaged in transactions of Shares (whether directly or through Insurer) that violate the policies and procedures of the Funds as disclosed in each Fund’s Prospectus or that are deemed disruptive to the Funds as determined by the Distributor in its sole discretion as soon as reasonably practicable, but not later than five (5) business days after receipt of such instruction from the Distributor.

(vi)     Insurer shall provide written confirmation to the Distributor that the Distributor’s instructions to restrict or prohibit trading have been executed, as soon as reasonably practicable, but no later than ten (10) business days after execution.

(m)   Internal Controls.  Insurer will forward for processing on each day only those purchase and redemption orders received by Insurer prior to the daily cut-off times disclosed in each Fund’s Prospectus. Insurer has, and will maintain at all times during the term of this Agreement, appropriate internal controls for the segregation of purchase and redemption orders received prior to the daily cut-off times disclosed in each Fund’s Prospectus, from purchase and redemption orders received after the daily cut-off times disclosed in each Fund’s Prospectus.

(n)    Fund Registration.  Insurer acknowledges that the Funds are only registered for sale in the United States of America and that no action has been taken by or on behalf of Distributor or the Investment Company in any other jurisdiction to permit a public offering or sale of Shares, or the possession or distribution of any Prospectus in any jurisdiction where action for such purposes is required.  Insurer further acknowledges that the Funds are not permitted to be sold in the European Union and Insurer shall not offer or sell the Funds in the European Union. Should Insurer undertake to offer and/or sell Shares of the Investment Company in any jurisdiction other than the United States of America or the European Union, Insurer shall inform itself of, and shall comply with, at its own expense, any and all applicable law and regulation relating thereto, and none of Distributor, the Investment Company, or their respective authorized agents shall have any responsibility or liability in connection therewith. As used herein, “United States of America” shall be deemed to include any state of the United States, the District of Columbia, Puerto Rico, the Virgin Islands, and any other possession of the United States. Insurer shall not make the Funds available for sale to persons in any jurisdiction in which such offer is unlawful.

(o)    Other Funds or Portfolios.  The Insurer agrees that the Investment Company and the Distributor shall bear no responsibility for any act or omission of any fund or portfolio that serves as an investment option under the Variable Contracts other than the Funds hereunder.

(p)    Electronic Means.  The parties may perform electronically certain of their obligations under this Agreement, including without limitation, the delivery of Disclosure Documents, opening accounts, transmitting purchase, exchange, and redemption orders, and delivering and maintaining shareholder communications.

(q)    Use of the Investment Company’s Recordkeeping System.  If Insurer accesses the Investment Company’s recordkeeping system via any computer hardware or software provided by Distributor or delivers files to the Investment Company’s recordkeeping system, Insurer agrees to provide such security as is necessary to prevent any unauthorized use of such system. Insurer represents and warrants that it has examined and tested the internal systems that it has developed to support the services outlined in this Agreement and, as of the date of this Agreement, has no knowledge of any situation or circumstance that will inhibit the system’s ability to perform the expected functions or inhibit Insurer’s ability to provide the expected services.

(r)      Compliance Assistance.  Insurer shall provide the Investment Company with any assistance or report that the Investment Company may reasonably request in order to meet its compliance obligations under Rule 38a-1 under the 1940 Act.

(s)     Records.  Insurer shall maintain and preserve all records as required by applicable law to be maintained and preserved in connection with its obligations under this Agreement and shall provide the Investment Company or the Distributor copies of all such records upon reasonable request.

4.      Potential Conflicts

(a)     During such time as the Investment Company engages in Mixed Funding or Shared Funding, the parties hereto shall comply with the conditions in this Section 4. The Insurer’s responsibilities under this Section 4 shall be carried out with a view only to the interests of the Variable Contract Owners.

(b)    The  Board shall monitor the Investment Company for the existence of any material irreconcilable conflict (i) between the interests of owners of variable annuity contracts (“Variable Contract Owners”) and variable life insurance policies, and (ii) between the interests of owners of variable annuity contracts and variable life insurance policies issued by different Participating Life Insurance Companies that invest in the Investment Company.  A material irreconcilable conflict may arise for a variety of reasons, including:  (A) an action by any state insurance regulatory authority; (B) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretive letter, or any similar action by insurance, tax, or securities regulatory authorities; (C) an administrative or judicial decision in any relevant proceeding; (D) the manner in which the investments of any Fund of the Investment Company are being managed; (E) a difference in voting instructions given by variable annuity and variable life insurance contract owners; or (F) a decision by a Participating Insurance Company to disregard the voting instructions of owners of variable annuity contracts and variable life insurance policies.

(c)     The Insurer agrees that it shall promptly report any potential or existing conflicts of which it is aware to the Board.  The Insurer will assist the Board in carrying out its responsibilities under the Mixed and Shared Funding Exemptive Order and this Section 4, or, if the Investment Company is engaged in Mixed Funding or Shared Funding in reliance on Rule 6e-2, 6e-3(T), or any other regulation under the 1940 Act, the Insurer will be responsible for assisting the Board in carrying out its responsibilities under such regulation, by providing the Board with all information reasonably necessary for the Board to consider any issues raised.  This includes, but is not limited to, an obligation by the Insurer to inform the Board whenever Variable Contract Owner voting instructions are disregarded.

(d)    The Board shall promptly notify the Insurer in writing of its determination of the existence of an irreconcilable material conflict and its implications.

(e)     The Insurer agrees that in the event that it is determined by a majority of the Board or a majority of the Disinterested Trustees that a material irreconcilable conflict exists that affects the interests of the Variable Contract Owners, the Insurer shall, in cooperation with other Participating Insurance Companies whose contract owners are also affected, at its expense and to the extent reasonably practicable (as determined by a majority of the Disinterested Trustees), take whatever steps are necessary to remedy or eliminate the irreconcilable material conflict, up to and including:  (i) withdrawing the assets allocable to some or all of the Separate Accounts from the Investment Company or any Fund and reinvesting such assets in a different investment medium, including (but not limited to) another Fund, or submitting the question as to whether such segregation should be implemented to a vote of all affected Variable Contract Owners and, as appropriate, segregating the assets of any appropriate group (i.e.,  annuity contract owners or life insurance contract owners of contracts issued by one or more Participating Insurance Companies), that votes in favor of such segregation, or offering to the affected Variable Contract Owners the option of making such a change; and (ii) establishing a new registered management investment company or managed separate account and obtaining any necessary approvals or orders of the SEC in connection therewith.

(f)      If a material irreconcilable conflict arises because of the Insurer's decision to disregard Variable Contract Owners' voting instructions and that decision represents a minority position or would preclude a majority vote, the Insurer shall be required, at the Investment Company's election, to withdraw the affected Separate Account’s investment in the Investment Company and terminate this Agreement with respect to such Separate Account; provided, however, that such withdrawal and termination shall be limited to the extent required by the foregoing material irreconcilable conflict as determined by a majority of the Disinterested Trustees, and no charge or penalty will be imposed as a result of such withdrawal.

(g)    For purposes of Sections 4(e) and 4(f), a majority of the Disinterested Trustees of the Investment Company shall determine whether or not any proposed action adequately remedies any material irreconcilable conflict, but in no event will the Investment Company or its investment adviser or the Distributor be required to establish a new funding medium for any Variable Contract.  The Insurer shall not be required by this Section 4(g) to establish a new funding medium for any Variable Contract if any offer to do so has been declined by vote of a majority of Variable Contract Owners materially adversely affected by the material irreconcilable conflict.

(h)    The Insurer, at least annually, shall submit to the Board such reports, materials, or data as the Board may reasonably request so that the Trustees of the Board may fully carry out the obligations imposed upon the Board by the conditions contained in the application for the Mixed and Shared Funding Exemptive Order and this Section. Such reports, materials, and data shall be submitted more frequently if deemed appropriate by the Board.

(i)      All reports of potential or existing conflicts received by the Board, and all Board action with regard to determining the existence of a conflict, notifying Participating Insurance Companies of a conflict, and determining whether any proposed action adequately remedies a conflict, shall be properly recorded in the minutes of the Board or other appropriate records, and such minutes or other records shall be made available to the SEC upon request.

(j)      If and to the extent Rule 6e-2 or Rule 6e-3(T) under the 1940 Act are amended or if Rule 6e-3 is adopted in final form, to the extent applicable, the Investment Company and the Insurer shall each take such steps as may be necessary to comply with the Rule as amended or adopted in final form.  If, in the future, the Mixed and Shared Funding Exemptive Order should no longer be necessary under applicable law, then this Section 4(j) shall continue in effect, and the remainder of Section 4 shall no longer apply.

5.      Prospectuses and Proxy Statements; Voting

(a)     Delivery of Disclosure Documents.  Insurer shall deliver or cause to be delivered to its customers copies of the current Prospectus for any Shares,  (including the Statement of Additional Information (“SAI”)), periodic reports, proxy materials and other shareholder communications for any Fund (“Disclosure Documents”) in accordance with applicable regulatory requirements and applicable required time frames except to the extent that Distributor expressly undertakes to do so.

(b)    Provisions of Disclosure Documents.  The Distributor or the Investment Company, at their expense, shall provide the Insurer with as many copies of Investment Company’s current Disclosure Document in such quantity as the Insurer shall reasonable require for purposes of distributing to owners of Variable Contracts issued by the Insurer in connection with the offerings and transactions contemplated by this Agreement. In addition, the Distributor shall provide the Insurer with as many copies of the Investment Company’s proxy materials that are required to be sent.  If requested by the Insurer, in lieu of providing the Insurer with printed copies of the Prospectuses, SAI, supplements and proxy materials,  the Investment Company shall transmit such materials in an electronic format (including camera-ready copies) and provide other assistance as may be reasonably necessary for the Insurer to either print a stand-alone document or print together in one document the current prospectus for the Variable Contracts and the current Prospectus for the Investment Company, or a document combining the Investment Company Prospectus with prospectuses of other funds in which the Variable Contracts may be invested.  In this case, the Insurer shall be responsible for the expense of printing such documents.

(c)     Prospectus.  For purposes of this Agreement, “Prospectus” means with respect to any Shares, the most recent Summary Prospectus (as defined in Rule 498 under the 1933 Act), Statutory Prospectus (as defined in Rule 498) and SAI  and any supplement thereto, pursuant to which a Fund publicly offers the Shares; provided however, that this definition shall not be construed to require the Distributor, the Insurer or any Fund to deliver any Statutory Prospectus or SAI other than at the express request of a Variable Contract Owner.

(d)    It is understood and agreed that, except with respect to information regarding the Investment Company, the Funds, the Distributor, or an investment adviser to the Investment Company or the Funds (“Adviser”) provided in writing by the Investment Company, the Distributor or the Adviser and used in conformity therewith, none of the Investment Company, the Funds, the Distributor, or the Adviser is responsible for the content of the prospectuses or statements of additional information for the Variable Contracts.

(e)     As required by the Mixed and Shared Funding Exemptive Order, the Insurer shall be responsible for calculating voting privileges in a manner consistent with other Participating Insurance Companies.  The Investment Company agrees to provide written instructions on the calculation of voting privileges, and the Insurer agrees to vote consistent with any reasonable standards that the Investment Company may adopt and provide in writing (which writing may consist of the Investment Company’s proxy statement).

(f)      For so long as the SEC interprets the 1940 Act to require pass-through voting by Participating Insurance Companies whose Separate Accounts are registered as investment companies under the 1940 Act, the Insurer shall vote Shares of each Fund of the Investment Company held in a Separate Account or a sub-account thereof, whether or not registered under the 1940 Act, at regular and special meetings of the Investment Company in accordance with instructions timely received by the Insurer (or its designated agent) from owners of Variable Contracts funded by such Separate Account or sub-account thereof having a voting interest in the Fund.  The Insurer shall vote Shares of a Fund of the Investment Company held in a Separate Account or a sub-account thereof that are attributable to the Variable Contracts as to which no timely instructions are received, as well as Shares held in such Separate Account or subaccount thereof that are not attributable to the Variable Contracts and owned beneficially by the Insurer (resulting from charges against the Variable Contracts or otherwise), in the same proportion as the votes cast by owners of the Variable Contracts funded by that Separate Account or subaccount thereof having a voting interest in the Fund from whom instructions have been timely received.  The Insurer shall vote Shares of each Fund of the Investment Company held in its general account, if any, in the same proportion as the votes cast with respect to Shares of the Fund held in all Separate Accounts of the Insurer or sub-accounts thereof, in the aggregate.

(g)    During such time as the Investment Company engages in Mixed Funding or Shared Funding, the Investment Company shall disclose in its Prospectus that (i) the Investment Company is intended to be a funding vehicle for variable annuity and variable life insurance contracts offered by various insurance companies, (ii) material irreconcilable conflicts possibly may arise, and (iii) the Board will monitor events in order to identify the existence of any material irreconcilable conflicts and to determine what action, if any, should be taken in response to any such conflict.  The Investment Company hereby notifies the Insurer that Prospectus disclosure may be appropriate regarding potential risks of offering Shares of the Investment Company to separate accounts funding both variable annuity contracts and variable life insurance policies and to separate accounts funding Variable Contracts of unaffiliated life insurance companies.

6.      Sales Material and Information

(a)     The Insurer shall furnish, or shall cause to be furnished, to the Investment Company or its designee, each piece of sales literature or other promotional material in which the Investment Company (or any Fund thereof) or its investment adviser or the Distributor is named at least 15 days prior to the anticipated use of such material, and no such sales literature or other promotional material shall be used unless the Investment Company and the Distributor or the designee of either approve the material or do not respond with comments on the material within 10 days from receipt of the material.

(b)    The Insurer agrees that neither it nor any of its affiliates or agents shall give any information or make any representations or statements on behalf of the Investment Company or concerning the Investment Company other than the information or representations contained in the Investment Company’s current registration statement or Prospectus for the Investment Company Shares, as such registration statement and Prospectus may be amended or supplemented from time to time, or in reports or proxy statements for the Investment Company, or in sales literature or other promotional material approved by the Investment Company or its designee and by the Distributor or its designee, except with the permission of the Investment Company or its designee and the Distributor or its designee.

(c)     The Investment Company or the Distributor or the designee of either shall furnish to the Insurer or its designee, each piece of sales literature or other promotional material in which the Insurer or its Separate Accounts are named at least 15 days prior to the anticipated use of such material, and no such material shall be used unless the Insurer or its designee approves the material or does not respond with comments on the material within 10 days from receipt of the material.

(d)    The Investment Company and the Distributor agree that each and the affiliates and agents of each shall not give any information or make any representations on behalf of the Insurer or concerning the Insurer, the Separate Accounts, or the Variable Contracts, other than the information or representations contained in a registration statement or prospectus for such Variable Contracts, as such registration statement and prospectus may be amended or supplemented from time to time, or in reports for the Separate Accounts or prepared for distribution to owners of such Variable Contracts, or in sales literature or other promotional material approved by the Insurer or its designee, except with the permission of the Insurer.

(e)     The Investment Company will provide to the Insurer at least one complete copy of all Prospectuses, SAIs, reports, proxy statements and other voting solicitation materials, and all amendments and supplements to any of the above, that relate to the Investment Company or its Shares, promptly after the filing of such document with the SEC or other regulatory authorities.  Upon Insurer’s request, Distributor will provide a copy of the Mixed and Shared Funding Exemptive Application and any amendments thereto.

(f)      The Insurer will provide to the Investment Company all prospectuses (which shall include an offering memorandum if the Variable Contracts or interests therein are not registered under the 1933 Act), Statements of Additional Information, reports, solicitations for voting instructions relating to the Investment Company, and all amendments or supplements to any of the above that relate to the Variable Contracts or the Separate Accounts which utilize the Investment Company as an underlying investment medium, promptly after the filing of such document with the SEC or other regulatory authority.

(g)    For purposes of this Section 6, the phrase "sales literature or other promotional material" includes, but is not limited to, advertisements (such as material published, or designed for use on the Internet, in a newspaper, magazine, or other periodical, radio, television, telephone or tape recording, videotape display, signs or billboards, motion pictures, computerized media, or other public media), sales literature (i.e., any written communication distributed or made generally available to customers or the public, including brochures, circulars, research reports, market letters, form letters, seminar texts, reprints or excerpts of any other advertisement, sales literature, or published article), educational or training materials or other communications distributed or made generally available to some or all agents or employees.

7.      Administrative Services

(a)     Insurer, on behalf of the Separate Accounts will be the sole shareholder of record of Investment Company Shares and shall hold Shares through one or more omnibus or master accounts with Investment Company (each an “Account”).

(b)    In addition to the services described herein, Insurer shall also provide, or cause to be provided, the following administrative services for each sub-account held by a Separate Account.  All Recordkeeping Services shall be effected in accordance with each Fund’s Prospectus.

(i)        Sub-Accounting. Insurer shall maintain sub-accounts (each a “Sub-Account”) for its Separate Accounts with respect to Shares held by Insurer through the Accounts.  Insurer shall reconcile the balances and transactions in the Accounts with the Sub-Accounts on each business day.

(ii)       Aggregating and processing purchase and redemption orders.  Insurer shall execute for its Separate Accounts any purchase, redemption or exchange transactions in the Shares at their net asset value and process the net amount of such transactions through the Accounts on each business day.

(iii)     Providing customer confirmations and Sub-Account statements.  Insurer shall prepare and deliver trade confirmations and statements showing each Separate Account’s Share activity in their Sub-Account.

(iv)     Processing dividend payments.  Upon payment by the Funds of any dividend to shareholders, Insurer shall process and pay to the Separate Accounts their respective share of such dividends.

(c)     Personal Services and Account Maintenance. Insurer agrees to respond to the reasonable inquiries and requests of any customer that is a shareholder relating to their investment in a Fund, and to take such actions as such customer may reasonably request to maintain the customer’s account with a Fund.

8.      Administrative Services Fee

(a)     Service Fees.  In consideration of the administrative services described herein, Distributor agrees to pay to Insurer an amount computed at an annual rate equal to the percentage of average daily net asset value set forth in Exhibit B to this Agreement (“Administrative Service Fee”).  The Administrative Service Fees paid to Insurer are for recordkeeping, shareholder and administrative services only and do not constitute payment for any other service.

(b)    Payment Terms.  The Distributor shall pay any amounts owed under this Agreement systematically no less frequently than quarterly. For the payment period in which this Agreement becomes effective or terminates, there shall be an appropriate proration of all payments, on the basis of the number of days that this Agreement is in effect during the quarter. In connection with such payments, Distributor shall provide the calculation of amounts paid to Insurer. Absent manifest error, any such calculations shall be final unless any party objects thereto within sixty (60) days of the date of the calculation statement. Payments requested by Insurer for periods 180 days or more prior to the current month shall be made at Distributor’s discretion.

(c)     Expenses.  Insurer shall perform all of its obligations and duties under this Agreement at its own expense.

(d)    Disclosure.  Insurer shall disclose the compensation arrangements under this Agreement to each Variable Contract Owner as required by applicable law.

9.      Indemnification

(a)     Distributor Indemnification. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of the Distributor, the Investment Company, the Funds, and their respective officers, directors, affiliates or employees (each a “Distributor Indemnified Party”), Insurer agrees to indemnify each Distributor Indemnified Party against any and all claims, demands, liabilities and reasonable expenses (including attorneys’ fees) which any Distributor Indemnified Party may incur arising from, related to, or otherwise connected with: (i) any breach by Insurer of any provision of this Agreement; or (ii) any actions or omissions of any Distributor Indemnified Party in reliance upon any oral, written or electronically transmitted instructions believed to be genuine and have been given to any of them by Insurer or its representatives.  In no event shall Insurer be liable for special, indirect or consequential damages, or lost profits or loss of business, arising under or in connection with any event described in (i) and (ii) above.

(b)    Insurer Indemnification. In the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Insurer and its officers, directors, affiliates, representatives or employees (each a “Insurer Indemnified Party”), Distributor and Investment Company agree to indemnify each Insurer      Indemnified Party against any and all claims, demands, liabilities and reasonable expenses (including attorneys’ fees) which any Insurer Indemnified Party may incur arising from, related to, or otherwise connected with: (i) any breach by Distributor or Investment Company of any provision of this Agreement; or (ii) any alleged untrue statement of a material fact contained in  any Fund’s Prospectus, or as a result of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements contained therein not misleading. In no event shall Distributor or Investment Company be liable for special, indirect or consequential damages, or lost profits or loss of business, arising under or in connection with any event described in (i) or (ii) above.

(c)     Notice. The parties’ agreement in this Section to indemnify each other is conditioned upon the party entitled to indemnification (“Claimant”) giving notice to the party required to provide indemnification (“Indemnifier”) promptly after the summons or other first legal process for any claim as to which indemnity may be sought is served on the Claimant.  The Claimant shall permit the Indemnifier to assume the defense of any such claim or any litigation resulting from it, provided that Indemnifier’s counsel that is conducting the defense of such claim or litigation shall be approved by the Claimant (which approval shall not be unreasonably withheld), and that the Claimant may participate in such defense at its expense. The failure of the Claimant to give notice as provided in this paragraph shall not relieve the Indemnifier from any liability other than its indemnity obligation under this Section.  No Indemnifier, in the defense of any such claim or litigation, shall, without the consent of the Claimant, consent to entry of any judgment or enter into any settlement that does not include as an unconditional term the giving by the alleging party or plaintiff to the Claimant of a release from all liability in respect to such claim or litigation.

(d)    Survival. The provisions of this Section shall survive the termination of this Agreement.

10.  Privacy

(a)     Non-Public Information.  The parties acknowledge that, in connection with the services to be provided hereunder, the Distributor and the Investment Company may come into possession of non-public personal information regarding Insurer’s customers (“Customer NPI”).

(b)    Limits on Disclosure.  The Distributor and the Investment Company hereby covenant that any Customer NPI received from Insurer will be subject to the following limitations and restrictions:

(i)        The Distributor and the Investment Company may redisclose Customer NPI to their own affiliates, who will be limited by the same disclosure and use restrictions that are imposed on the parties under this Agreement; and

(ii)       The Distributor and the Investment Company may redisclose and use Customer NPI only (A) as necessary in the ordinary course of business to provide the services identified in the Agreement; (B) as permitted under Regulation S-P; and (C) as required by any applicable federal or state law.

(c)     Policies and Procedures.  Each party represents and warrants that it has implemented, and shall continue to carry out for the term of the Agreement, policies and procedures in compliance with all applicable federal and state laws and regulations regarding privacy of customer information which are reasonably designed to:

(i)        Ensure the security and confidentiality of customer records and customers’ NPI, including but not limited to encrypting such information as required by applicable federal and state laws or regulations;

(ii)       Protect against any anticipated threats or hazards to the security or integrity of customer records and Customer NPI;

(iii)     Protect against unauthorized access or use of such customer records or Customer NPI that could result in substantial harm or inconvenience to any customer; and

(iv)     Notify the other party if required by its policies or applicable law in the event of the unauthorized access or use of such customer records or Customer NPI that could result in substantial harm or inconvenience to any customer.

(d)    Survival.  The provisions of this Section shall survive the termination of the Agreement.

11.  Confidential Information

(a)     Definition.  Each party shall safeguard and hold confidential from disclosure to unauthorized parties all Confidential Information of the other party. For purposes of this Section, “Confidential Information” shall mean any and all non-public information which is in any way connected with, derived from or related to the business of the other party which is either designated as confidential or which, by its nature or under the circumstances surrounding its disclosure, reasonably ought to be treated as confidential, including without limitation, any business and financial records, trade secrets, computer programs, technical data, investment information, and any information relating to the pricing or marketing policies of the party and any notes, memoranda, analyses compilations, studies and other documents, whether prepared by the party  or others, to the extent they contain or otherwise reflect such information.

(b)    Exceptions.  Confidential Information shall not include information to the extent such information (i) is already known to the receiving party free of any restriction at the time obtained, including information in the public domain; (ii) is subsequently learned from an independent third party free of restriction; (iii) becomes publicly known through no breach of this Section; or (iv) is independently developed by one party without reference to information which is confidential.

(c)     Security.  Each party shall take reasonable security precautions, at least as great as the precautions it takes to protect its own confidential information, to keep confidential the Confidential Information.

(d)    Use of Information.  Confidential Information may be disclosed, reproduced, used, summarized or distributed only as necessary in the ordinary course of business to provide the services identified in the Agreement, and only as otherwise provided hereunder. Each party may disclose Confidential Information only to employees, officers, directors, affiliates, agents, and service providers who have a need to know in connection with the Confidential Information or as required by a party’s regulators.

(e)     Notice.  The receiving party shall notify the disclosing party immediately upon discovery of any unauthorized use or disclosure of Confidential Information, and will cooperate with the disclosing party in every reasonable way to help the disclosing party regain possession of the Confidential Information and prevent its further unauthorized use or disclosure.

(f)      Remedies.  The receiving party acknowledges that monetary damages may not be a sufficient remedy for unauthorized disclosure of Customer NPI or Confidential Information and that the disclosing party shall be entitled, without waiving any of its other rights or remedies, to such injunctive or equitable relief as may be deemed proper by a court of competent jurisdiction.

(g)    Survival.  The provisions of this Section shall survive the termination of the Agreement.

12.  Notices

(a)     Form.  Except as otherwise specifically provided in this Agreement, all notices required or permitted to be given under this Agreement shall be given in writing and delivered by postage prepaid registered or certified United States first class mail, return receipt requested, overnight courier services or by email (with a confirming copy by mail).

(b)    To Investment Company.  Unless otherwise notified in writing, all notices to the Investment Company shall be given or sent to:

Federated Insurance Series

4000 Ericsson Drive

Warrendale, PA 15086-7561

Attn.:  John W. McGonigle

E-Mail: contractadmin@federatedinv.com

(c)     To Distributor.  Unless otherwise notified in writing, all notices to the Distributor shall be given or sent to:

Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

Attn.:  Secretary

E-Mail: contractadmin@federatedinv.com

(d)    To Insurer.  Unless otherwise notified in writing, all notices to Insurer shall be given or sent to the address shown on the signature page of this Agreement.

13.  Force Majeure

If any party is unable to carry out any of its obligations under this Agreement because of conditions beyond its reasonable control, including, but not limited to, acts of war or terrorism, work stoppages, fire, civil disobedience, delays associated with hardware malfunction or availability, riots, rebellions, storms, electrical failures, acts of God, and similar occurrences (“Force Majeure”), this Agreement will remain in effect and the non-performing party’s obligations shall be suspended without liability for a period equal to the period of the continuing Force Majeure (which such period shall not exceed fifteen (15) business days), provided that:

(i)        the non-performing party gives the other parties prompt notice describing the Force Majeure, including the nature of the occurrence and its expected duration and, where reasonably practicable, continues to furnish regular reports with respect thereto during the period of Force Majeure;

(ii)       the suspension of obligations is of no greater scope and of no longer duration than is required by the Force Majeure;

(iii)     no obligations of any party that accrued before the Force Majeure are excused as a result of the Force Majeure; and

(iv)     the non-performing party uses all reasonable efforts to remedy its inability to perform as quickly as possible.

14.  Term and Termination

(a)     This Agreement shall be effective in this form as of the latest date set forth on the signature page and shall continue in full force and effect until terminated as follows:

(i)        at the option of any party for any reason upon 180 days advance written notice to the other parties; or

(ii)       at the option of the Insurer, immediately upon written notice to the Investment Company, with respect to any Fund based upon the Insurer’s determination that  Shares of such Fund are not reasonably available to meet the requirements of the Variable Contracts or not consistent with the Insurer’s obligations to Variable Contract owners; or

(iii)     at the option of the Investment Company or the Distributor, immediately upon  written notice to the Insurer, upon institution of formal proceedings against the Insurer or its agent by FINRA, the SEC, any state securities or insurance department or any other regulatory body regarding the Insurer's duties under this Agreement or related to the sale of the Variable Contracts, the operation of any Separate Account, or the purchase of the Investment Company Shares; provided, however, that the Investment Company or the Distributor has determined in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Insurer to perform its obligations under this Agreement, including as a result of material adverse publicity, or

(iv)     at the option of the Insurer, immediately upon written notice to the Investment Company, upon institution of formal proceedings against the Investment Company or the Distributor by FINRA, the SEC, any state securities or insurance department or any other regulatory body regarding the Investment Company’s or Distributor’s duties under this Agreement or related to the sale of Fund Shares or the operation of the Investment Company or Funds; provided, however, that the Insurer determined in its sole judgment exercised in good faith, that any such administrative proceedings will have a material adverse effect upon the ability of the Distributor or the Investment Company to perform its obligations under this Agreement, including as a result of material adverse publicity; or

(v)       upon requisite vote of the Variable Contract Owners having an interest in the Separate Accounts (or any sub-accounts thereof) to substitute the Shares of another investment company for the corresponding Shares of the Investment Company or a Fund in accordance with the terms of the Variable Contracts for which those Shares had been selected or serve as the underlying investment media; or

(vi)     at the option of any party to the Agreement, immediately upon written notice to the other parties, with respect to any Fund, in the event that such Fund’s Shares are not registered, issued or sold in accordance with applicable state and/or federal law, or such law precludes the use of such Shares as the underlying investment media of the Variable Contracts; or

(vii)   at the option of any party to the Agreement, immediately upon written notice, in the event of a determination by a majority of the Board, or a majority of its disinterested Trustees, that an irreconcilable conflict, as described in Section 4 hereof, exists; or

(viii) at the option of the Insurer, immediately upon written notice to the Investment Company, if the Investment Company or a Fund fails to meet the requirements under Subchapter M of the Code or any independent or resulting failure under Section 817 of the Code or if the Insurer reasonably believes that the Investment Company or any Fund may fail to so qualify; or

(ix)     at the option of the Investment Company or the Distributor, immediately upon written notice, in the event that any or all Variable Contracts fail to meet the qualifications specified in Sections 3(d) and 3(e) hereof; or

(x)       at the option of the Investment Company or the Distributor, upon 30 days’ written notice to the Insurer, if the Investment Company or the Distributor shall determine, in its sole judgment exercised in good faith, that the Insurer and/or its affiliated companies has suffered a material adverse change in its business operations, financial condition, or prospects since the date of this Agreement or is subject of material adverse publicity; or

(xi)     at the option of the Insurer, upon 30 days’ written notice, if the Insurer shall determine, in its sole judgment exercised in good faith, that the Investment Company or the Distributor and/or their affiliated companies have  suffered a material adverse change in its business operations, financial condition, or prospects since the date of this Agreement or is the subject of material adverse publicity; or

(xii)   at the option of the Insurer upon the Investment Company’s or Distributor’s material breach of any provision of this Agreement, upon 30 days’ written notice and the opportunity to cure within such notice period; or

(xiii) at the option of the Investment Company or the Distributor upon the Insurer’s material breach of any provision of this Agreement, upon 30 days’ written notice and the opportunity to cure within such notice period; or

(xiv)  at the option of any party to the Agreement, immediately upon written notice, if the Board has decided to (A) refuse to sell Shares of any Fund to the Insurer and/or any of its Separate Accounts; (B) suspend or terminate the offering of Shares of any Fund; or (C) dissolve or liquidate the Investment Company or any Fund.

(b)    Each party to this Agreement shall promptly notify the other parties to the Agreement of the institution against such party of any such formal proceedings as described in Sections 14(a) (iii) and (iv) hereof.  The Insurer shall give 60 days prior written notice to the Investment Company of the date of any proposed vote of Variable Contract Owners to replace the Investment Company's Shares as described in Section 14(a)(v) hereof.

(c)     The Investment Company and the Distributor acknowledge that the Insurer may have the right to substitute Shares of other securities for Shares of the Funds under certain circumstances.  The Insurer agrees not to exercise this right until after at least 60 days’ written notice to the Investment Company and the Distributor.  In the event that the Insurer exercises its right to substitute Shares of other securities for Shares of the Funds, the Insurer shall furnish, or shall cause to be furnished, to the Investment Company and the Distributor, or their designees, any application for an order seeking approval of the substitution or any other written material related to such substitution, including the notice of the substitution to be sent to Variable Contract Owners, if in any such application or notice or other written material, the Investment Company or its investment adviser(s) or the Distributor is named, at least 15 days prior to the filing or delivery of such application or written material with the SEC or any other regulatory body or entity or to Variable Contract Owners for the sole purpose of determining the accuracy of information pertaining to the Investment Company, its investment adviser(s) or the Distributor.  No such application or other written material shall be filed or delivered unless the Investment Company and the Distributor, or the designee of either, approve the material or do not respond with comments on the material within 10 days from receipt of the material.

(d)    Term.

(i)        Notwithstanding any termination of this Agreement, and except as provided in  paragraph (ii) below, the Investment Company and the Distributor shall, at the option of the Insurer, continue, until the one year anniversary from the date of termination, and from year to year thereafter if deemed appropriate by the Investment Company and the Distributor, to make available additional Shares of the Investment Company pursuant to the terms and conditions of this Agreement, for all Variable Contracts in effect on the effective date of termination of this Agreement (hereinafter referred to as "Existing Contracts") and to make Administrative Service Fee payments on such Existing Contracts in accordance with Exhibit B.  Specifically, based on instructions from the owners of the Existing Contracts, the Separate Accounts shall be permitted to reallocate investments in the Funds of the Investment Company and redeem investments in the Funds, and shall be permitted to invest in the Funds in the event that owners of the Existing Contracts make additional premium payments under the Existing Contracts.

(ii)       In the event the Agreement is terminated pursuant to Sections 14(a) (iii), (vii), (ix), (x), and (xiii) at the option of the Investment Company or the Distributor (“for cause”), the parties acknowledge that the Investment Company and the Distributor shall not make available additional Shares of any Fund to any Existing Contracts and Insurer shall not be entitled to any Administrative Service Fees after such termination for cause.

(iii)     In the event (A) the Agreement is terminated for cause as set forth in (d)(ii) above; or (B) the one year anniversary of the termination of the Agreement is reached or, after waiver of termination by the Investment Company or the Distributor as provided in (d)(i) above, such subsequent anniversary is reached, (each of A and B referred to as a “triggering event”), the Insurer agrees, promptly after such triggering event  to take all steps reasonably necessary to redeem the investment of the Variable Contract Owners in the Funds within one year from the date of such triggering event, or, at the Distributor’s option, such later date as is necessary for the Insurer to obtain a substitution order from the SEC, the application for which the Insurer will diligently pursue.

(e)     Application.  Termination of this Agreement with respect to any one Fund or class of Shares shall not cause the Agreement’s termination with respect to any other Fund or class of Shares.

15.  Miscellaneous

(a)     Entire Agreement.  This Agreement supersedes any prior agreements between the parties with respect to its subject matter and constitutes (along with its Exhibits) a complete and exclusive statement of the terms of the agreement between the parties with respect to its subject matter.

(b)    A copy of the Investment Company's Declaration of Trust is on file with the Secretary of the Commonwealth of Massachusetts and notice is hereby given that any agreements that are executed on behalf of the Investment Company by any Trustee or officer of the Investment Company are executed in his or her capacity as Trustee or officer and not individually.  All liabilities of the Investment Company arising directly or indirectly under this Agreement of any nature whatsoever shall be satisfied solely out of the assets and property of the Investment Company and no Trustee, officer agent or shareholder of the Investment Company shall be personally liable for any such liabilities.  No Fund shall be liable for any obligations properly attributable to any other Fund.

(c)     Authority.  Nothing in this Agreement shall impede the Investment Company's Trustees or shareholders of Shares of the Investment Company's Funds from exercising any of the rights provided to such Trustees or shareholders in the Investment Company's Declaration of Trust, as amended, a copy of which will be provided to the Insurer upon request.

(d)    The Investment Company reserves the right, upon written notice to the Insurer (given at the earliest practicable time), to take all actions, including, but not limited to, the dissolution, reorganization, liquidation, merger or sale of all assets of the Investment Company or any Fund upon the sole authorization of the Board , acting in good faith.

(e)     This Agreement shall be subject to the provisions of the 1933, 1934, and 1940 Acts, and the rules and regulations and rulings thereunder, including such exemptions from those statutes, rules and regulations as the SEC may grant (including, but not limited to, the Mixed and Shared Funding Exemptive Order), and the terms hereof shall be interpreted and construed in accordance therewith.

(f)      Use of Name/Logo.  The Investment Company, Distributor and their affiliates are the owners of various trademarks, service marks and Fund names (collectively, the “Federated Logos”). The Investment Company and the Distributor grant Insurer a non-exclusive, non-transferable, royalty-free license to use the Federated Logos in Insurer’s sales literature and client communications made in the ordinary course of business. Insurer agrees to place all necessary and proper notices and legends on the sales literature and client communications in order to protect the interests of the Investment Company, the Distributor and their affiliates in the Federated Logos. The license granted herein shall terminate automatically upon the termination of this Agreement or, in whole or in part upon the Distributor’s written notice in the event of Insurer’s breach of the terms of this paragraph. Upon termination of this Agreement, Insurer shall cease to use the Federated Logos. If Insurer makes any unauthorized use of the Federated Logos, the parties acknowledge that the Investment Company, the Distributor and their affiliates shall suffer irreparable harm for which monetary damages may be inadequate and therefore, shall be entitled to injunctive relief, as well as any other remedy available under law.

(g)    No Agency.  Neither this Agreement, nor any terms and conditions contained herein shall be construed as creating or constituting a partnership, joint venture, or agency or permitting Insurer to act as agent on behalf of the Distributor or the Investment Company except that the Insurer is deemed an agent of the Funds for the sole and limited purpose of receiving orders for Fund Shares to the extent that such an agency relationship is required by applicable law.

(h)    Counterparts; Electronic Signatures.  This Agreement may be executed by different parties on separate counterparts, each of which, when so executed and delivered, shall be an original and taken together shall constitute one and the same instrument.  This Agreement may be executed by facsimile or electronic signature in portable document format (.pdf) by any party and such facsimile or electronic signature will be deemed a fully binding original signature hereto.

(i)      Captions.  The captions in this Agreement are included for convenience of reference only and in no way define or delineate any of the provisions hereof or otherwise affect their meaning.

(j)      Severability.  If any provision of this Agreement is held invalid or unenforceable, the other provisions of this Agreement shall remain in full force and effect. Any provision of this Agreement held invalid or unenforceable only in part or degree shall remain in full force and effect to the extent not held invalid or unenforceable.

(k)    Assignment. This Agreement shall be binding upon and inure to the benefit of the parties and their respective successors and assigns, provided that, this Agreement may not be assigned by any party to the Agreement except with the written consent of the other parties to the Agreement.

(l)      Amendment.  Except as provided in this paragraph, this Agreement may be amended only by a writing signed by both parties.  The Distributor may amend Exhibit B from time to time by posting an amended Exhibit B on the Funds’ website.  Any such amendment shall be effective as of the date indicated on the amended Exhibit B.  Insurer may amend Exhibit A by mailing the amended Exhibit A to the Distributor at the address set forth above.  Any such amendment shall be effective as of the later of (i) its receipt by the Distributor or (ii) the date indicated on the amended Exhibit A.

(m)   Choice of Law.  This Agreement shall be governed by the laws of the Commonwealth of Pennsylvania, without regard to conflicts of laws principles thereof.

(n)     Third-Party Rights. Except as specifically provided herein, this Agreement and all of its provisions and conditions are for the sole and exclusive benefit of the parties to this Agreement and nothing expressed or referred to in this Agreement shall be construed to give anyone other than the parties to this Agreement any legal or equitable right, remedy or claim under or with respect to this Agreement or any provision of this Agreement; provided that each Fund is an intended third party beneficiary of this Agreement and each shall be treated as a party to this Agreement solely to the extent necessary for such Fund to enforce its rights under this Agreement. Except as specifically provided herein, neither Distributor, Investment Company nor any Fund, shall be obligated to make any payment under this Agreement to any person other than Insurer.

(o)    Non-Exclusivity.  Distributor and Investment Company acknowledge and agree that Insurer may enter into agreements similar to this Agreement with other mutual funds and distributors. Insurer  acknowledges and agrees that Distributor, Investment Company and the Funds may enter into agreements similar to this Agreement with other financial intermediaries and insurers.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed as of the day and year first above written.

FEDERATED INSURANCE SERIES

/s/John B Fisher
Name:	John B. Fisher
Title:	President
Date:	2/7/2019

FEDERATED SECURITIES CORP.

/s/Paul A Uhlman
Name:	Paul A Uhlman
Title:	President
Date:	February 8, 2019

MIDLAND NATIONAL LIFE INSURANCE CO.

/s/William Lowe
Name:	William Lowe
Title:	President
Date:
Address:	4546 Corporate Drive., Ste. 100 W. Des Moines, IA 50266
City	State Zip
Email:

Exhibit C

OPERATIONAL PROCEDURES

(p)    Instructions. Insurer shall, on behalf of the Investment Company, receive instructions from the Separate Accounts for acceptance prior to the applicable cut-off time for a Fund as set forth in such Fund’s then current Prospectus on any Business Day (“Close of Trading”).  Insurer shall, upon its acceptance of any such instructions, communicate such acceptance to the Separate Accounts.

(q)    Trade Reports. Insurer or its designee shall communicate to the Investment Company, by means of electronic transmission or other mutually acceptable means, a report of Insurer’s trading activity in each of the Funds for the most recent Business Day in accordance with each Fund’s Prospectus.  However, if Insurer will be communicating such information after the Close of Trading, then the Insurer shall be considered the Investment Company’s agent for purposes of Rule 22c-1 under the 1940 Act, as and to the extent required by applicable law.

(r)      Use of NSCC. To the extent that each of the parties is a member of, and/or has access to, the National Securities Clearing Corporation’s (“NSCC”) systems and services, including Fund/SERV and Networking, the parties agree to utilize such services for all transactions contemplated hereunder and agree that all such dealings and transactions shall be processed in accordance with, and governed by, the NSCC’s Rules and Procedures (as the same may be amended from time to time) and the Networking Agreement executed by each such party.

(s)     Unavailability of NSCC. In the event of the unavailability of the NSCC at any time, the following procedures shall apply:

(i)        The Investment Company shall use its best efforts to provide information listed in Sections 1(i) and 1(j) of the Agreement to Insurer by means of electronic transmission or other mutually acceptable means by 7:00 p.m. Eastern Time on each Business Day.

(ii)       Insurer or its designee shall communicate to the Investment Company, by means of electronic transmission or other mutually acceptable means, a report of Insurer’s trading activity in each of the Funds for the most recent Business Day (“Trade Date”) by 9:00 a.m. Eastern Time on the Business Day following the Trade Date (“Settlement Date”).  The number of Shares to be purchased or redeemed shall be determined based upon the net asset value at the Close of Trading on the Trade Date, provided that, if the Fund receives the trading information called for by this paragraph after 9:00 a.m. Eastern Time on a Settlement Date, the Investment Company shall use its best efforts to enter the Insurer’s purchase or redemption order at the net asset value at the Close of Trading on the Trade Date, but if Investment Company is unable to do so, the transaction shall be entered at the net asset value next determined after the Investment Company receives the trading information.

(iii)     In the event there is a net purchase in any Fund, Insurer or its designee shall exercise its best efforts to direct wire payment in the dollar amount of the net purchase to be received by the Investment Company by the close of the Federal Reserve Wire Transfer System on the Settlement Date. If the wire is not received by the Investment Company by such time, and such delay was not caused by the negligence or willful misconduct of the Investment Company, the Investment Company shall be entitled to receive from Insurer the dollar amount of any overdraft plus any associated bank charges incurred.

(iv)     In the event there is a net redemption in any Fund, the Investment Company shall wire the redemption proceeds to the Insurer’s custodial account, or to the designated depository for the Insurer, specified by Insurer or its designee.  If the Investment Company receives the redemption information by 9:00 a.m. Eastern Time on the Settlement Date, the redemption proceeds shall be wired so as to be received on the Settlement Date.  If the Investment Company receives the redemption information after that time, the Investment Company shall use its best efforts to wire the redemption proceeds so that they are received by the Close of Trading on the Settlement Date, but if the Investment Company is unable to do so, the redemption proceeds shall be wired so as to be received by the Close of Trading on the Business Day following the Settlement Date.  If the wire is not received by the time specified in this paragraph, and such delay was not caused by the negligence or willful misconduct of Insurer or its designee, Insurer or Insurer's designee shall be entitled to receive from the Investment Company the dollar amount of any overdraft plus any associated bank charges incurred; provided, however, that if the delay was due to factors beyond the control of the Investment Company and its subsidiaries, the Investment Company shall not be liable for any overdraft or any associated bank charges incurred.

(v)       If the dollar amount of the redemption proceeds wired by the Investment Company exceeds the amount that should have been transmitted, Insurer shall use its best efforts to have such excess amount returned to the Investment Company as soon as possible.

(t)      Wire Payments. All wire payments referenced in this Agreement shall be transmitted via the Federal Reserve Wire Transfer System.  Notwithstanding any other provision of this Agreement, in the event that the Federal Reserve Wire Transfer System is closed on any Business Day, the duties of the Investment Company, Insurer, and their designees under this Agreement shall be suspended, and shall resume on the next Business Day that the Federal Reserve Wire Transfer System is open as if such period of suspension had not occurred.

(u)    Pricing Errors. In the event (1) a Fund is required (under the then prevailing pricing error guidelines of the Investment Company) to recalculate purchases and redemptions of Shares held in Insurer’s account due to an error in calculating the net asset value of such class of Shares (a “NAV Error”); or (2) there is a dividend rate error with respect to any Fund held in Insurer’s account (a “Rate Error”; Rate Error and NAV Error individually and collectively shall be referred to as a “Pricing Error”):

(i)        The Investment Company shall promptly notify Insurer in writing of the Pricing Error, which written notice shall identify the class of Shares, the Business Day(s) on which the Pricing Error(s) occurred and the corrected net asset value of the Shares on each Business Day.

(ii)       Upon such notification, Insurer shall promptly determine, for all Separate Accounts which purchased or redeemed Shares on each Business Day on which a Pricing Error occurred, the correct number of Shares purchased or redeemed using the corrected price and the amount of transaction proceeds actually paid or received.  Following such determination, the Insurer shall adjust the number of Shares held in each Separate Account to the extent necessary to reflect the correct number of Shares purchased or redeemed for the Separate Account.  Following such determination, Insurer shall notify the Fund of the net changes in transactions for the relevant Separate Account and the Fund shall adjust the Separate Account accordingly.

(iii)     If, after taking into account the adjustments required by paragraph (ii) above, Insurer determines that some Separate Account customers were still entitled to additional redemption proceeds (a “Redemption Shortfall”), it shall notify the Investment Company of the aggregate amount of the Redemption Shortfalls and provide supporting documentation for such amount.  Upon receipt of such documentation, the Investment Company shall cause the relevant Fund to remit to Insurer additional redemption proceeds in the amount of such Redemption Shortfalls and Insurer shall apply such funds to payment of the Redemption Shortfalls.

(iv)     If, after taking into account the adjustments required by paragraph (iii) above, Insurer determines that a Separate Account customer still received excess redemption proceeds (a “Redemption Overage”), Insurer shall use its best efforts to collect the balance of such Redemption Overage from such Separate Account.  In no event, however, shall Insurer be liable to the Investment Company or any Fund for any Redemption Overage.  Nothing in this subsection (d) shall be deemed to limit the right of any Fund to recover any Redemption Overage directly or to be indemnified by any party for losses arising from a Pricing Error.

24(b)(9)(a)

[Sammons Financial Group Letterhead]

April 29, 2019

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Directors:

With reference to the Registration Statement for Midland National Life Separate Account C filed on Form N-4 (File number 333-176870 Post-Effective Amendment No. 13) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.      Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2.      The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.      The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said Form N-4 Registration Statement.

Sincerely,

/s/ Brian Hansen

Brian Hansen

Senior Vice President, General Counsel & Secretary

[24(b)(9)(b) - POA]

POWER OF ATTORNEY

The undersigned Directors and Officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Brian Hansen, Brett L. Agnew and Stacy Bagby and each of them (with full power to each of them to act alone), its true and lawful attorney-in-fact and agent, with full power of substitution to each, for it and on its behalf and in its name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (including but not limited to: 33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870; 333-221820) and if applicable under the Investment Company Act of 1940 (including but not limited to: 811-05271; 811-07772) with respect to any insurance contract(s): registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and they or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

The consent of each of the undersigned Directors and Officers to the above-stated Power of Attorney, evidenced by writing their individual signatures below, are given with the intent to make such resolution effective as of the date specified above without regard to the date(s) such signatures may actually be written on this Power of Attorney.  This Power of Attorney may be executed by the Directors and Officers in one or more counterparts and each executed counterpart shall be deemed an original and all such executed counterparts when taken together shall be the consent to the Power of Attorney by the undersigned Directors and Officers.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this            day of

April, 2019.

SIGNATURE                                         DATE               SIGNATURE                                         DATE

/s/Darron K. Ash                                 4/3/19             /s/Esfandyar E. Dinshaw                    4/3/19

Darron K. Ash                                                             Esfandyar E. Dinshaw

/s/David C. Attaway                            4/9/19             /s/William D. Heinz                            4/2/19

David C. Attaway                                                       William D. Heinz

/s/Willard Bunn, III                              4/8/19             /s/Heather Kreager                             4/3/19

Willard Bunn, III                                                          Heather Kreager

/s/James Roderick Clark                    4/3/19              /s/Michael M. Masterson                    4/8/19

James Roderick Clark                                                 Michael M. Masterson

/s/Thomas Corcoran                           4/3/19             /s/Steven C. Palmitier                         4/2/19

Thomas Corcoran                                                       Steven C. Palmitier

[24(b)(10)(a) Carlton Fields, P.A. Consent]

[Carlton Fields, P.A. Letterhead]

Exhibit 10(a)

April 29, 2019

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

Re:  Midland National Life Separate Account C

Post-Effective Amendment No. 13 to Registration Statement on N-4

File Nos. 333-176870 and 811-07772

Ladies and Gentlemen:

We have acted as counsel to Midland National Life Insurance Company regarding the federal securities laws applicable to the issuance and sale of the contracts described in the above-referenced registration statement.  We hereby consent to the reference to our name under the caption “Legal Matters” in the prospectus filed as part of the above-referenced registration statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                                                                                    Very truly yours,

                                                                                                /s/ Carlton Fields, P.A.

                                                                                                     Carlton Fields, P.A.

[24(b)(10)(b) PwC Consent]

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-176870 and 811-07772) of our report dated April 25, 2019, relating to the financial statements of Midland National Life Insurance Company Separate Account C and the report dated April 25, 2019, relating to the statutory basis financial statements of Midland National Life Insurance Company, which appear in such Registration Statement. We also consent to the references to us under the headings “Experts” and “Financial Statements” in such Registration Statement.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa

April 29, 2019